UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

980 Hammond Drive, Suite 200

Atlanta, Georgia 30328
(Address of principal executive offices) (Zip code)

Ward Bortz, President

980 Hammond Drive, Suite 200

Atlanta, Georgia 30328

(Name and address of agent for service)

Copy to:

Stephen T. Cohen

Matthew E. Barsamian

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31,2026

Item 1. Reports to Stockholders.

(a)	The following are copies of the reports transmitted to each Fund’s shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1).

Angel Oak Multi-Strategy Income Fund
Class A | ANGLX
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$73	1.46%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 1.79%, excluding sales charges, for the six-month period ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, by 259 basis points. The benchmark returned -0.80% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income, shorter-duration positioning, lower exposure to corporate credit, and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The Fund’s agency RMBS positions were the primary detractor from performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund increased its allocations to agency RMBS and collateralized loan obligations (CLOs) to capitalize on attractive market opportunities as CLO valuations became increasingly compelling. In addition, the Fund decreased its allocations to non-agency RMBS and agency commercial mortgage-backed securities to enhance overall portfolio diversification.

Top Contributors
↑	Non-Agency RMBS
↑	ABS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of  July 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-SAR-03463K307

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.77	1.75	2.59
Class A (with maximum 2.25% sales charge)	3.39	1.29	2.36
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$2,501,155,649	Effective Duration	4.00 years
Number of Holdings	1,048	30-Day SEC Yield (Class A)	6.18%
Net Advisory Fee	$11,098,585	30-Day SEC Yield Unsubsidized (Class A)	6.18%
Portfolio Turnover	27%	Weighted Average Life	6.36 years
Average Credit Quality	BBB	Distribution Yield (Class A)	5.27%
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-SAR-03463K307

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	38.3%
Residential Mortgage-Backed Securities - U.S. Government Agency	16.8%
Asset-Backed Securities	13.2%
Corporate Obligations	12.4%
Collateralized Loan Obligations	9.7%
Commercial Mortgage-Backed Securities	3.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	3.3%
Residential Whole Loans	2.7%
Exchange Traded Funds	1.2%
Cash & Other	-1.3%
Top 10 Holdings (% of net assets)

Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class CERT	1.4%
Federal Home Loan Mortgage Corp.	1.4%
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT	1.4%
Invesco Senior Loan ETF	1.0%
First American Government Obligations Fund - Class U	1.0%
Federal Home Loan Mortgage Corp., Pool SD8506	1.0%
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A	0.9%
Federal National Mortgage Association, Pool DC4050	0.8%
Federal National Mortgage Association, Pool MA5910	0.7%
Federal National Mortgage Association, Pool MA5646	0.7%
Credit Ratings Breakdown (% of net assets)*

AAA	3.7%
AA	23.9%
A	5.3%
BBB	14.9%
BB	20.7%
B	6.6%
CCC	2.1%
CC	0.1%
NR	22.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-SAR-03463K307

Angel Oak Multi-Strategy Income Fund
Class C | ANGCX
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$110	2.21%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class C shares returned 1.33%, excluding sales charges, for the six-month period ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, by 213 basis points. The benchmark returned -0.80% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income, shorter-duration positioning, lower exposure to corporate credit, and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The Fund’s agency RMBS positions were the primary detractor from performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund increased its allocations to agency RMBS and collateralized loan obligations (CLOs) to capitalize on attractive market opportunities as CLO valuations became increasingly compelling. In addition, the Fund decreased its allocations to non-agency RMBS and agency commercial mortgage-backed securities to enhance overall portfolio diversification.

Top Contributors
↑	Non-Agency RMBS
↑	ABS

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of  July 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-SAR-03463K505

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.96	0.97	1.82
Class C (with maximum 1.00% deferred sales charge)	3.96	0.97	1.82
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$2,501,155,649	Effective Duration	4.00 years
Number of Holdings	1,048	30-Day SEC Yield (Class C)	5.57%
Net Advisory Fee	$11,098,585	30-Day SEC Yield Unsubsidized (Class C)	5.56%
Portfolio Turnover	27%	Weighted Average Life	6.36 years
Average Credit Quality	BBB	Distribution Yield (Class C)	4.60%
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-SAR-03463K505

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	38.3%
Residential Mortgage-Backed Securities - U.S. Government Agency	16.8%
Asset-Backed Securities	13.2%
Corporate Obligations	12.4%
Collateralized Loan Obligations	9.7%
Commercial Mortgage-Backed Securities	3.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	3.3%
Residential Whole Loans	2.7%
Exchange Traded Funds	1.2%
Cash & Other	-1.3%
Top 10 Holdings (% of net assets)

Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class CERT	1.4%
Federal Home Loan Mortgage Corp.	1.4%
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT	1.4%
Invesco Senior Loan ETF	1.0%
First American Government Obligations Fund - Class U	1.0%
Federal Home Loan Mortgage Corp., Pool SD8506	1.0%
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A	0.9%
Federal National Mortgage Association, Pool DC4050	0.8%
Federal National Mortgage Association, Pool MA5910	0.7%
Federal National Mortgage Association, Pool MA5646	0.7%
Credit Ratings Breakdown (% of net assets)*

AAA	3.7%
AA	23.9%
A	5.3%
BBB	14.9%
BB	20.7%
B	6.6%
CCC	2.1%
CC	0.1%
NR	22.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-SAR-03463K505

Angel Oak Multi-Strategy Income Fund
Institutional Class | ANGIX
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$61	1.21%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 1.80% for the six-month period ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, by 260 basis points. The benchmark returned -0.80% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income, shorter-duration positioning, lower exposure to corporate credit, and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The Fund’s agency RMBS positions were the primary detractor from performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund increased its allocations to agency RMBS and collateralized loan obligations (CLOs) to capitalize on attractive market opportunities as CLO valuations became increasingly compelling. In addition, the Fund decreased its allocations to non-agency RMBS and agency commercial mortgage-backed securities to enhance overall portfolio diversification.

Top Contributors
↑	Non-Agency RMBS
↑	ABS

Top Detractors
↓	Agency RMBS
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-SAR-03463K406

HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of  July 31, 2026)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	6.05	1.99	2.85
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$2,501,155,649	Effective Duration	4.00 years
Number of Holdings	1,048	30-Day SEC Yield (Institutional Class)	6.58%
Net Advisory Fee	$11,098,585	30-Day SEC Yield Unsubsidized (Institutional Class)	6.58%
Portfolio Turnover	27%	Weighted Average Life	6.36 years
Average Credit Quality	BBB	Distribution Yield (Institutional Class)	5.54%
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-SAR-03463K406

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	38.3%
Residential Mortgage-Backed Securities - U.S. Government Agency	16.8%
Asset-Backed Securities	13.2%
Corporate Obligations	12.4%
Collateralized Loan Obligations	9.7%
Commercial Mortgage-Backed Securities	3.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	3.3%
Residential Whole Loans	2.7%
Exchange Traded Funds	1.2%
Cash & Other	-1.3%
Top 10 Holdings (% of net assets)

Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class CERT	1.4%
Federal Home Loan Mortgage Corp.	1.4%
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT	1.4%
Invesco Senior Loan ETF	1.0%
First American Government Obligations Fund - Class U	1.0%
Federal Home Loan Mortgage Corp., Pool SD8506	1.0%
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A	0.9%
Federal National Mortgage Association, Pool DC4050	0.8%
Federal National Mortgage Association, Pool MA5910	0.7%
Federal National Mortgage Association, Pool MA5646	0.7%
Credit Ratings Breakdown (% of net assets)*

AAA	3.7%
AA	23.9%
A	5.3%
BBB	14.9%
BB	20.7%
B	6.6%
CCC	2.1%
CC	0.1%
NR	22.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-SAR-03463K406

Angel Oak UltraShort Income Fund
Class A | AOUAX
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$30	0.60%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 1.81% for the six-month period ended July 31, 2026. The Fund outperformed its performance benchmarks, the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, by 31 basis points (bps) and 9 bps, respectively. The performance benchmarks returned 1.50% and 1.72%, respectively, during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities, and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight allocation to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and CLOs while reducing exposure to ABS. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High Income Relative to Performance Benchmarks
↑	IG Securitized Credit

Top Detractors
↓	Cash and Government Allocations with Lower Yield Relative to Credit Sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of  July 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR-SAR-03463K844

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
Class A	4.42	3.38	3.00
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.87
Bloomberg Short Treasury: 9-12 Months Index	3.86	3.12	2.64
Bloomberg Short Term Government/Corporate Index	4.00	3.51	2.81
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$813,005,437	Effective Duration	0.87 years
Number of Holdings	450	30-Day SEC Yield (Class A)	4.22%
Net Advisory Fee	$1,015,284	30-Day SEC Yield Unsubsidized (Class A)	4.04%
Portfolio Turnover	37%	Weighted Average Life	1.60 years
Average Credit Quality	A	Distribution Yield (Class A)	4.31%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-SAR-03463K844

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Corporate Obligations	23.0%
Asset-Backed Securities	21.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	21.1%
Collateralized Loan Obligations	16.2%
Residential Mortgage-Backed Securities	13.6%
Money Market Funds	5.9%
Commercial Mortgage-Backed Securities	2.1%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.5%
Futures Contracts	0.1%
Cash & Other	-4.1%
Top 10 Holdings (% of net assets)

First American Government Obligations Fund - Class U	5.9%
Federal Home Loan Mortgage Corp., Series KF173, Class AS	2.0%
Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR	1.3%
Federal Home Loan Mortgage Corp., Series KF99, Class AS	1.0%
Federal Home Loan Mortgage Corp., Series K-F102, Class AS	1.0%
Federal Home Loan Mortgage Corp., Series KF134, Class AS	1.0%
Pretium Mortgage Credit Partners LLC, Series 2026-RN2, Class A1	0.8%
BCRED MML CLO LLC, Series 2022-1A, Class A1	0.8%
Golub Capital LLC, Series 2022-1A, Class BR	0.8%
Federal Home Loan Mortgage Corp., Series K-F121, Class AS	0.8%
Credit Ratings Breakdown (% of net assets)*

AAA	25.8%
AA	31.8%
A	10.3%
BBB	21.3%
BB	3.8%
B	0.2%
NR	6.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-SAR-03463K844

Angel Oak UltraShort Income Fund
Class A1 | AOUNX
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$30	0.60%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A1 shares returned 1.79%, excluding sales charges, for the six-month period ended July 31, 2026. The Fund outperformed its performance benchmarks, the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, by 29 basis points (bps) and 7 bps, respectively. The performance benchmarks returned 1.50% and 1.72%, respectively, during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities, and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight allocation to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and CLOs while reducing exposure to ABS. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High Income Relative to Performance Benchmarks
↑	IG Securitized Credit

Top Detractors
↓	Cash and Government Allocations with Lower Yield Relative to Credit Sectors
Angel Oak UltraShort Income Fund	PAGE 1	TSR-SAR-03463K778

HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of  July 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2022)
Class A1 (without sales charge)	4.41	4.79
Class A1 (with maximum 1.50% sales charge)	2.35	4.39
Bloomberg U.S. Aggregate Bond Index	2.71	2.05
Bloomberg Short Treasury: 9-12 Months Index	3.86	4.15
Bloomberg Short Term Government/Corporate Index	4.00	4.46
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$813,005,437	Effective Duration	0.87 years
Number of Holdings	450	30-Day SEC Yield (Class A1)	4.34%
Net Advisory Fee	$1,015,284	30-Day SEC Yield Unsubsidized (Class A1)	4.16%
Portfolio Turnover	37%	Weighted Average Life	1.60 years
Average Credit Quality	A	Distribution Yield (Class A1)	4.31%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-SAR-03463K778

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Corporate Obligations	23.0%
Asset-Backed Securities	21.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	21.1%
Collateralized Loan Obligations	16.2%
Residential Mortgage-Backed Securities	13.6%
Money Market Funds	5.9%
Commercial Mortgage-Backed Securities	2.1%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.5%
Futures Contracts	0.1%
Cash & Other	-4.1%
Top 10 Holdings (% of net assets)

First American Government Obligations Fund - Class U	5.9%
Federal Home Loan Mortgage Corp., Series KF173, Class AS	2.0%
Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR	1.3%
Federal Home Loan Mortgage Corp., Series KF99, Class AS	1.0%
Federal Home Loan Mortgage Corp., Series K-F102, Class AS	1.0%
Federal Home Loan Mortgage Corp., Series KF134, Class AS	1.0%
Pretium Mortgage Credit Partners LLC, Series 2026-RN2, Class A1	0.8%
BCRED MML CLO LLC, Series 2022-1A, Class A1	0.8%
Golub Capital LLC, Series 2022-1A, Class BR	0.8%
Federal Home Loan Mortgage Corp., Series K-F121, Class AS	0.8%
Credit Ratings Breakdown (% of net assets)*

AAA	25.8%
AA	31.8%
A	10.3%
BBB	21.3%
BB	3.8%
B	0.2%
NR	6.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-SAR-03463K778

Angel Oak UltraShort Income Fund
Institutional Class | AOUIX
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$18	0.35%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 1.94% for the six-month period ended July 31, 2026. The Fund outperformed its performance benchmarks, the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, by 44 basis points (bps) and 22 bps, respectively. The performance benchmarks returned 1.50% and 1.72%, respectively, during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities, and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight allocation to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and CLOs while reducing exposure to ABS. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High Income Relative to Performance Benchmarks
↑	IG Securitized Credit

Top Detractors
↓	Cash and Government Allocations with Lower Yield Relative to Credit Sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of  July 31, 2026)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR-SAR-03463K828

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/02/2018)
Institutional Class	4.69	3.63	3.27
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.76
Bloomberg Short Treasury: 9-12 Months Index	3.86	3.12	2.62
Bloomberg Short Term Government/Corporate Index	4.00	3.51	2.80
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$813,005,437	Effective Duration	0.87 years
Number of Holdings	450	30-Day SEC Yield (Institutional Class)	4.57%
Net Advisory Fee	$1,015,284	30-Day SEC Yield Unsubsidized (Institutional Class)	4.38%
Portfolio Turnover	37%	Weighted Average Life	1.60 years
Average Credit Quality	A	Distribution Yield (Institutional Class)	4.55%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-SAR-03463K828

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Corporate Obligations	23.0%
Asset-Backed Securities	21.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	21.1%
Collateralized Loan Obligations	16.2%
Residential Mortgage-Backed Securities	13.6%
Money Market Funds	5.9%
Commercial Mortgage-Backed Securities	2.1%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.5%
Futures Contracts	0.1%
Cash & Other	-4.1%
Top 10 Holdings (% of net assets)

First American Government Obligations Fund - Class U	5.9%
Federal Home Loan Mortgage Corp., Series KF173, Class AS	2.0%
Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR	1.3%
Federal Home Loan Mortgage Corp., Series KF99, Class AS	1.0%
Federal Home Loan Mortgage Corp., Series K-F102, Class AS	1.0%
Federal Home Loan Mortgage Corp., Series KF134, Class AS	1.0%
Pretium Mortgage Credit Partners LLC, Series 2026-RN2, Class A1	0.8%
BCRED MML CLO LLC, Series 2022-1A, Class A1	0.8%
Golub Capital LLC, Series 2022-1A, Class BR	0.8%
Federal Home Loan Mortgage Corp., Series K-F121, Class AS	0.8%
Credit Ratings Breakdown (% of net assets)*

AAA	25.8%
AA	31.8%
A	10.3%
BBB	21.3%
BB	3.8%
B	0.2%
NR	6.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-SAR-03463K828

Angel Oak High Yield Opportunities ETF
AOHY (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak High Yield Opportunities ETF (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
  https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak High Yield Opportunities ETF	$28	0.55%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 1.80% based on net asset value (NAV) for the six-month period ended July 31, 2026. The Fund outperformed its performance benchmark, the Bloomberg U.S. Corporate High Yield Index, by 61 basis points based on NAV. The performance benchmark returned 1.19% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
Both the Fund’s high-yield (HY) corporate bond allocation and securitized credit allocation contributed to its outperformance relative to the benchmark. The HY corporate bond allocation returned 1.87%, compared with 1.19% for the benchmark. Within the Fund’s securitized credit allocation, which represents an out-of-index exposure, both the asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) allocations made positive contributions to performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund modestly reduced its allocation to securitized credit during the period, decreasing exposure to both ABS and RMBS following their outperformance relative to HY corporate credit. Within the HY corporate bond allocation, exposure to the energy sector was increased, while allocations to consumer cyclical and finance companies were reduced.

Top Contributors
↑	Overweight to HY Securitized Credit, ABS, and Non-Agency RMBS
↑	Issue Selection within the Energy Allocation
↑	Underweight to Communications

Top Detractors
↓	Overweight to Finance Companies
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of  July 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak High Yield Opportunities ETF	PAGE 1	TSR-SAR-03463K745

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Angel Oak High Yield Opportunities ETF NAV	5.46	4.80	5.77
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.35
Bloomberg U.S. Corporate High Yield Index	5.17	4.04	5.51
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$124,373,653	Effective Duration	3.16 years
Number of Holdings	187	30-Day SEC Yield	6.88%
Net Advisory Fee	$335,820	30-Day SEC Yield Unsubsidized	6.88%
Portfolio Turnover	29%	Weighted Average Life	3.91 years
Average Credit Quality	BB	Distribution Yield	6.71%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Sectors (% of net assets)

Financial	20.7%
Energy	15.2%
Consumer, Non-cyclical	13.1%
Industrial	10.8%
Consumer, Cyclical	9.8%
Basic Materials	7.9%
Communications	6.1%
Asset-Backed Securities	3.5%
Mortgage Securities	3.3%
Cash & Other	9.6%
Top 10 Holdings (% of net assets)

First American Government Obligations Fund - Class U	2.6%
Venture Global LNG, Inc.	2.0%
Freedom Mortgage Holdings LLC	1.7%
Phoenix Aviation Capital Ltd.	1.4%
Directv Financing LLC / Directv Financing Co-Obligor, Inc.	1.4%
First Quantum Minerals Ltd.	1.4%
Gray Media, Inc.	1.0%
CVR Energy, Inc.	0.9%
Calumet Specialty Products Partners LP / Calumet Finance Corp.	0.9%
CRC Insurance Group LLC	0.9%
Credit Ratings Breakdown (% of net assets)*

AA	2.6%
A	0.4%
BBB	5.2%
BB	50.5%
B	34.3%
CCC	5.0%
NR	2.0%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak High Yield Opportunities ETF	PAGE 2	TSR-SAR-03463K745

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak High Yield Opportunities ETF	PAGE 3	TSR-SAR-03463K745

Angel Oak Mortgage-Backed Securities ETF
MBS (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak Mortgage-Backed Securities ETF (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak Mortgage-Backed Securities ETF	$24	0.49%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned -0.15% based on net asset value (NAV) for the six-month period ended July 31, 2026. The Fund outperformed its performance benchmark, the Bloomberg U.S. Mortgage-Backed Securities Index, by 70 basis points (bps) based on NAV. The performance benchmark returned -0.85% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s non-agency residential mortgage-backed securities (RMBS) allocation outperformed the benchmark and was a key contributor to performance, returning 0.58% and contributing 42 bps to total return during the period. Performance was led by reperforming loans (RPLs), which returned 2.60% and contributed 25 bps. Within agency RMBS, the Fund’s barbell positioning across lower- and higher-coupon cohorts also supported results, benefiting from favorable carry and wider option-adjusted spreads.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund increased its exposure to non-agency RMBS during the period, adding positions in RPLs and second liens. Within agency RMBS, the Fund continued its shift away from intermediate coupon pools, reallocating toward lower and higher coupon cohorts to establish a more pronounced barbell positioning. Relative to the benchmark, the Fund maintained its largest overweight allocation in the 6.0% to 6.5% coupon sectors while remaining underweight in the 3.0% to 4.5% coupon range.

Top Contributors
↑	Non-Agency RMBS: RPLs, Second Liens, and Reverse Mortgages

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of  July 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Mortgage-Backed Securities ETF	PAGE 1	TSR-SAR-03463K737

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/04/2021)
Angel Oak Mortgage-Backed Securities ETF NAV	4.70	0.79	0.98
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	-0.06
Bloomberg U.S. Mortgage-Backed Securities Index	4.13	0.09	0.19
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$146,099,553	Effective Duration	5.85 years
Number of Holdings	130	30-Day SEC Yield	4.56%
Net Advisory Fee	$374,348	30-Day SEC Yield Unsubsidized	4.25%
Portfolio Turnover	46%	Weighted Average Life	7.39 years
Average Credit Quality	AA	Distribution Yield	5.58%
Angel Oak Mortgage-Backed Securities ETF	PAGE 2	TSR-SAR-03463K737

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	71.0%
Residential Mortgage-Backed Securities - U.S. Government Agency	40.1%
Money Market Funds	0.6%
Cash & Other	-11.7%
Top 10 Holdings (% of net assets)

Federal Home Loan Mortgage Corp., Pool 000TBA	6.8%
Federal Home Loan Mortgage Corp.	4.2%
Sequoia Mortgage Trust, Series 2023-4, Class B2	2.7%
COLT Funding LLC, Series 2026-2, Class A1B	2.7%
Federal Home Loan Mortgage Corp., Pool RB5146	2.3%
Federal Home Loan Mortgage Corp., Pool RA3515	2.1%
RCKT Mortgage Trust, Series 2021-5, Class A1	2.1%
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class M1	2.0%
Federal National Mortgage Association, Pool MA4422	1.9%
Federal National Mortgage Association, Pool MA4474	1.6%
Credit Ratings Breakdown (% of net assets)*

AAA	22.8%
AA	49.6%
A	11.3%
BBB	9.6%
BB	3.8%
NR	2.9%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Mortgage-Backed Securities ETF	PAGE 3	TSR-SAR-03463K737

Angel Oak UltraShort Income ETF
UYLD (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income ETF (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak UltraShort Income ETF	$17	0.34%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 1.89% based on net asset value (NAV) for the six-month period ended July 31, 2026. The Fund outperformed the Bloomberg U.S. Treasury Bills Index, one of its performance benchmarks, by 7 basis points (bps) based on NAV. The performance benchmark returned 1.82% during the same period. The Fund also outperformed the Bloomberg Short-Term Government/Corporate Index, its other performance benchmark, by 17 bps based on NAV. That performance benchmark returned 1.72% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, supported by overweight allocations to asset-backed securities (ABS), collateralized loan obligations (CLOs), and agency commercial mortgage-backed securities (CMBS). Broad credit strength and elevated carry across these sectors contributed meaningfully during the period. Agency CMBS contributed 50 bps, returning 2.14%, supported by floating-rate structures that benefited price stability.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight allocation to securitized credit throughout the period, increasing allocations to high-yield (HY) corporate bonds, agency CMBS, and ABS to enhance carry, liquidity, and diversification. At the same time, the Fund reduced its exposure to non-agency RMBS.

Top Contributors
↑	ABS
↑	Agency CMBS
↑	CLOs

Top Detractors
↓	Corporate Bonds
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of  July 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak UltraShort Income ETF	PAGE 1	TSR-SAR-03463K752

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/24/2022)
Angel Oak UltraShort Income ETF NAV	4.58	5.93
Bloomberg U.S. Aggregate Bond Index	2.71	4.74
Bloomberg Short Term Government/Corporate Index	4.00	4.73
Bloomberg U.S. Treasury Bills Index	3.95	4.67
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$1,570,702,009	Effective Duration	0.81 years
Number of Holdings	518	30-Day SEC Yield	4.63%
Net Advisory Fee	$2,457,702	30-Day SEC Yield Unsubsidized	4.42%
Portfolio Turnover	34%	Weighted Average Life	1.66 years
Average Credit Quality	A	Distribution Yield	4.48%
Angel Oak UltraShort Income ETF	PAGE 2	TSR-SAR-03463K752

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Commercial Mortgage-Backed Securities - U.S. Government Agency	24.4%
Corporate Obligations	23.4%
Asset-Backed Securities	21.4%
Collateralized Loan Obligations	14.4%
Residential Mortgage-Backed Securities	13.0%
Money Market Funds	4.1%
Commercial Mortgage-Backed Securities	0.9%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.6%
Cash & Other	-2.2%
Top 10 Holdings (% of net assets)

First American Government Obligations Fund - Class U	4.1%
Federal Home Loan Mortgage Corp., Series KF173, Class AS	1.7%
Federal Home Loan Mortgage Corp., Series K-F102, Class AS	1.6%
Federal Home Loan Mortgage Corp., Series KF99, Class AS	1.4%
Federal Home Loan Mortgage Corp., Series K-F120, Class AS	1.4%
Federal Home Loan Mortgage Corp., Series KF172, Class AS	1.3%
Federal Home Loan Mortgage Corp., Series KF170, Class AS	1.3%
Federal Home Loan Mortgage Corp., Series KF-127, Class AS	1.2%
Federal Home Loan Mortgage Corp., Series KF134, Class AS	1.1%
Steele Creek CLO Ltd., Series 2019-1A, Class BRR	1.0%
Credit Ratings Breakdown (% of net assets)*

AAA	27.0%
AA	34.2%
A	9.2%
BBB	22.3%
BB	2.4%
B	0.1%
NR	4.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income ETF	PAGE 3	TSR-SAR-03463K752

Angel Oak Income ETF
CARY (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak Income ETF (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak Income ETF	$39	0.79%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 1.22% based on net asset value (NAV) for the six-month period ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, by 202 basis points based on NAV. The benchmark returned -0.80% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income, shorter-duration positioning, lower exposure to corporate credit, and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS), asset-backed securities (ABS), and collateralized loan obligations (CLOs). The Fund’s agency RMBS positions were the primary detractor from performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its exposure to non-agency RMBS and agency commercial mortgage-backed securities and reallocated assets to agency RMBS, ABS, and CLOs. In addition, the Fund tactically increased its allocation to high-yield corporate bonds before reallocating back to securitized credit, highlighting its dynamic asset allocation approach.

Top Contributors
↑	Non-agency RMBS
↑	ABS
↑	CLOs

Top Detractors
↓	Agency RMBS
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of  July 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Income ETF	PAGE 1	TSR-SAR-03463K760

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2022)
Angel Oak Income ETF NAV	5.32	7.13
Bloomberg U.S. Aggregate Bond Index	2.71	4.60
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$1,382,283,071	Effective Duration	3.95 years
Number of Holdings	801	30-Day SEC Yield	5.70%
Net Advisory Fee	$4,348,323	30-Day SEC Yield Unsubsidized	5.50%
Portfolio Turnover	35%	Weighted Average Life	5.72 years
Average Credit Quality	BBB	Distribution Yield	5.72%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	24.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	18.5%
Asset-Backed Securities	17.7%
Corporate Obligations	15.2%
Collateralized Loan Obligations	12.9%
Commercial Mortgage-Backed Securities - U.S. Government Agency	5.5%
Commercial Mortgage-Backed Securities	3.1%
Money Market Funds	2.3%
Exchange Traded Funds	1.8%
Cash & Other	-1.4%
Top 10 Holdings (% of net assets)

First American Government Obligations Fund - Class U	2.3%
Federal Home Loan Mortgage Corp.	1.4%
United States Treasury Note	1.3%
Federal Home Loan Mortgage Corp., Series KF170, Class AS	1.1%
Federal Home Loan Mortgage Corp., Pool RQ0094	1.1%
Invesco Senior Loan ETF	1.0%
Federal Home Loan Mortgage Corp., Series K-176, Class A1	0.9%
Federal Home Loan Mortgage Corp., Pool SD8506	0.8%
Federal Home Loan Mortgage Corp., Series KF169, Class AS	0.7%
Federal Home Loan Mortgage Corp., Series KF172, Class AS	0.7%
Credit Ratings Breakdown (% of net assets)*

AAA	2.6%
AA	31.7%
A	6.3%
BBB	16.8%
BB	24.2%
B	9.9%
CCC	0.5%
NR	8.0%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Income ETF	PAGE 2	TSR-SAR-03463K760

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Income ETF	PAGE 3	TSR-SAR-03463K760

Angel Oak Total Return ETF
TRBF (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | July 31, 2026
This semi-annual shareholder report contains important information about the Angel Oak Total Return ETF (the Fund) for the period of  February 1, 2026, to July 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.

This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak Total Return ETF	$22	0.44%
*	Annualized.
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned -0.55% based on net asset value (NAV) for the six-month period ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, by 25 basis points (bps) based on NAV. The performance benchmark returned -0.80% during the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from an overweight allocation to securitized credit and agency mortgage backed securities (MBS). Non agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) were the strongest contributors, adding 49 bps and 23 bps to total return and generating returns of 4.24% and 6.08%, respectively. Performance in non agency RMBS was supported by broad spread tightening across subsectors. While the investment-grade corporate allocation underperformed, security selection within the sector contributed positively to results. Overall, performance was driven by higher income generation, a strategic overweight to agency MBS relative to Treasuries, and a continued overweight allocation to securitized credit.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund increased its exposure to agency RMBS while maintaining an underweight allocation to Treasuries relative to the benchmark. Portfolio positioning continued to emphasize shorter duration credit and an overweight to securitized credit.

Top Contributors
↑	ABS
↑	Non-Agency RMBS
↑	CLOs

Top Detractors
↓	IG Corporate Bond Security Selection
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of  July 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Total Return ETF	PAGE 1	TSR-SAR-03463K729

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/06/2025)
Angel Oak Total Return ETF NAV	0.84
Bloomberg U.S. Aggregate Bond Index	0.35
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$36,844,651	Effective Duration	6.21 years
Number of Holdings	303	30-Day SEC Yield	4.77%
Net Advisory Fee	$58,836	30-Day SEC Yield Unsubsidized	4.62%
Portfolio Turnover	107%	Weighted Average Life	7.39 years
Average Credit Quality	A	Distribution Yield	4.70%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities - U.S. Government Agency	44.8%
Corporate Obligations	26.5%
Residential Mortgage-Backed Securities	11.4%
Asset-Backed Securities	9.9%
Money Market Funds	5.9%
Collateralized Loan Obligations	2.7%
Exchange Traded Funds	1.6%
Commercial Mortgage-Backed Securities - U.S. Government Agency	1.5%
Futures Contracts	-0.1%
Cash & Other	-4.2%
Top 10 Holdings (% of net assets)

First American Government Obligations Fund - Class U	5.9%
Willow Tree CLO Ltd., Series 2024-1A, Class B	2.7%
Federal National Mortgage Association, Pool FA5000	2.3%
Upstart Securitization Trust, Series 2023-2, Class C	2.3%
Federal Home Loan Mortgage Corp., Pool SD1937	2.2%
Federal National Mortgage Association, Pool MA5320	2.1%
Federal National Mortgage Association, Pool CB3164	2.0%
Federal National Mortgage Association, Pool CA8256	2.0%
Federal Home Loan Mortgage Corp., Pool SL1232	1.9%
Federal National Mortgage Association, Pool CB2806	1.7%
Credit Ratings Breakdown (% of net assets)*

AAA	3.8%
AA	57.7%
A	10.2%
BBB	12.1%
BB	13.5%
B	1.1%
NR	1.6%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Total Return ETF	PAGE 2	TSR-SAR-03463K729

MATERIAL FUND CHANGES:
On April 24, 2026, Brookfield Public Securities Group LLC began to serve as sub-adviser to a portion of the Fund’s portfolio that is allocated to corporate debt.
This is a summary of certain changes to the Fund since February 1, 2026. For more complete information, you may review the Fund’s current prospectus, dated April 18, 2026, as supplemented to date, which is available at
https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings, and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Total Return ETF	PAGE 3	TSR-SAR-03463K729

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Each Fund’s Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Angel Oak® CAPITAL ADVISORS

Angel Oak Funds Trust

Semi-Annual Financial Statements and Additional Information

July 31, 2026 (Unaudited)

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 38.3%
A&D Mortgage LLC, Series 2026-NQM5, Class B2, 6.52%, 07/25/2071(a)(b)	$1,000,000	$946,789
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.67%, 06/25/2037(b)	1,369,455	1,073,122
American Home Mortgage Assets LLC
Series 2006-1, Class XC, 0.18%, 05/25/2046(b)(c)	11,969,151	91,744
Series 2006-6, Class XP, 0.04%, 12/25/2046(b)(c)	43,909,003	184,308
Series 2007-5, Class XP, 0.10%, 06/25/2047(b)(c)	10,212,701	81,748
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 6.06% (6 mo. Term SOFR + 2.18%), 12/25/2036, (11.57% Cap)(d)	2,693,005	2,273,908
AMSR Trust, Series 2023-SFR1, Class C, 4.00%, 04/17/2040(a)	1,000,000	972,659
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.65%, 12/25/2056(a)	2,000,000	1,585,250
ATLX Trust
Series 2024-RPL1, Class A2, 4.42%, 04/25/2064(a)(b)	3,000,000	2,878,586
Series 2024-RPL1, Class M1, 4.42%, 04/25/2064(a)(b)	4,700,000	4,455,812
Banc of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.00%, 01/25/2037(e)	108,044	57,025
Banc of America Funding Trust
Series 2007-2, Class 1A16, 4.44% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)	1,788,800	1,314,044
Series 2007-8, Class 2A1, 7.00%, 10/25/2037(d)	2,439,434	1,758,022
Series 2007-A, Class 2A2, 4.20% (1 mo. Term SOFR + 0.53%), 02/20/2047, (10.50% Cap)	526,228	479,485
Series 2007-C, Class 7A4, 4.22% (1 mo. Term SOFR + 0.55%), 05/20/2047(d)	1,312,905	1,242,695
Series 2014-R1, Class A2, 3.65% (1 mo. LIBOR US + 0.15%), 06/26/2037(a)(f)	3,090,930	2,963,267
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A1, 1.75%, 09/25/2051(a)(b)	1,582,278	1,417,804
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.00%, 12/28/2035(e)	93,560	72,484
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.40%, 05/26/2036(a)(b)	2,433,448	1,367,307
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.77%, 08/25/2035(b)	1,012,707	880,998
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 4.84% (1 mo. Term SOFR + 1.11%), 08/25/2035, (5.50% Cap)	960,075	540,692
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.32% (30 day avg SOFR US + 6.70%), 10/25/2033(a)	538,000	571,868
Series 2024-1, Class M2, 8.22% (30 day avg SOFR US + 4.60%), 08/25/2034(a)	1,000,000	1,023,919
Series 2025-1, Class B1, 8.67% (30 day avg SOFR US + 5.05%), 10/25/2035(a)	2,600,000	2,707,189

See accompanying notes which are an integral part of these financial statements.

1

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Boston Lending Trust, Series 2021-1, Class A, 2.00%, 07/25/2061(a)(b)	$3,298,646	$2,957,658
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A2, 1.85%, 04/25/2060(a)(b)	1,200,435	1,119,034
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(g)	4,656,793	4,537,892
Series 2024-NQM8, Class A2, 4.30%, 08/01/2053(a)(g)	1,663,070	1,615,505
Builder Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029(a)(g)	10,092,000	10,045,643
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.64%, 02/25/2046(a)(b)	3,000,000	2,636,428
CFMT LLC, Series 2024-R1, Class M1, 4.00%, 10/25/2054(a)(g)	5,400,000	5,116,294
Chase Mortgage Finance Corp.
Series 2021-CL1, Class B, 10.12% (30 day avg SOFR US + 6.50%), 02/25/2050(a)	2,159,000	2,013,747
Series 2021-CL1, Class M3, 5.17% (30 day avg SOFR US + 1.55%), 02/25/2050(a)	1,782,296	1,752,057
Series 2021-CL1, Class M4, 6.27% (30 day avg SOFR US + 2.65%), 02/25/2050(a)	1,843,786	1,884,201
Series 2021-CL1, Class M5, 6.87% (30 day avg SOFR US + 3.25%), 02/25/2050(a)	737,423	660,377
Chaseflex Trust, Series 2005-2, Class 5A6, 5.00%, 06/25/2035	1,301,465	635,268
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.41%, 04/25/2037(a)(b)(c)	13,175,561	176,645
CIM Trust
Series 2019-J1, Class B5, 3.93%, 08/25/2049(a)(b)	613,000	422,691
Series 2021-J1, Class B4, 2.66%, 03/25/2051(a)(b)	1,212,509	594,344
Series 2021-J2, Class B4, 2.67%, 04/25/2051(a)(b)	1,451,762	763,316
Series 2021-J3, Class B4, 2.61%, 06/25/2051(a)(b)	1,281,000	625,029
Series 2022-R1, Class M3, 4.00%, 01/25/2061(a)(b)	7,425,000	5,957,983
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.00%, 03/25/2035(e)	26,771	13,676
Citimortgage Alternative Loan Trust
Series 2006-A6, Class 1APO, 0.00%, 11/25/2036(e)	63,106	34,402
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036, (7.50% Cap)(b)(d)	1,490,668	1,298,448
Series 2006-A7, Class 1A9, 4.49% (1 mo. Term SOFR + 0.76%), 12/25/2036, (6.00% Cap)(d)	3,246,807	2,694,992
Series 2007-A3, Class 1A2, 4.44% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)(d)	1,674,499	1,386,985
Series 2007-A3, Class APO, 0.00%, 03/25/2037(e)	77,671	39,502
Series 2007-A4, Class APO, 0.00%, 04/25/2037(e)	64,922	34,454
Series 2007-A5, Class 1A3, 4.34% (1 mo. Term SOFR + 0.61%), 05/25/2037, (6.10% Cap)(d)	2,710,838	2,320,320
COLT Funding LLC
Series 2020-2R, Class B1, 4.12%, 10/26/2065(a)(b)	3,605,000	3,264,016
Series 2021-2, Class B2, 3.94%, 08/25/2066(a)(b)	5,250,000	4,103,827
Series 2021-3R, Class M1, 2.36%, 12/25/2064(a)(b)	2,862,000	2,354,015
Series 2021-5, Class B1, 4.26%, 11/26/2066(a)(b)	4,085,000	3,489,715
Series 2021-HX1, Class B3A, 4.11%, 10/25/2066(a)(b)	5,510,000	4,067,583

See accompanying notes which are an integral part of these financial statements.

2

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-RPL1, Class M2, 3.08%, 09/25/2061(a)(b)	$2,250,000	$1,980,209
Series 2022-2, Class B1, 3.94%, 02/25/2067(a)(b)	1,750,000	1,457,222
Series 2022-3, Class B1, 4.21%, 02/25/2067(a)(b)	2,362,000	2,028,236
Countrywide Alternative Loan Trust
Series 2005-14, Class 2X, 0.08%, 05/25/2035(b)(c)	7,184,130	48,220
Series 2005-16, Class X2, 0.00%, 06/25/2035(b)(c)	12,461,565	125
Series 2005-24, Class 1AX, 0.00%, 07/20/2035(b)(c)	5,168,180	3,866
Series 2005-27, Class 2X1, 0.00%, 08/25/2035(b)(c)	14,952,497	150
Series 2005-38, Class X, 4.38%, 09/25/2035(b)(c)	27,797,719	33,074
Series 2005-41, Class 2X2, 0.00%, 09/25/2035(b)(c)	3,006,479	5,833
Series 2005-44, Class 1X, 0.02%, 10/25/2035(b)(c)	15,899,341	33,436
Series 2005-44, Class 2X, 4.83%, 10/25/2035(b)(c)	1,217,970	222,016
Series 2005-56, Class 4X, 0.00%, 11/25/2035(b)(c)	16,855,565	142,092
Series 2005-58R, Class A, 0.09%, 12/20/2035(a)(b)(c)	30,127,901	279,858
Series 2005-59R, Class A, 2.21%, 12/20/2035(a)(b)(c)	9,052,689	733
Series 2005-J11, Class 1A4, 4.24% (1 mo. Term SOFR + 0.51%), 11/25/2035, (5.50% Cap)	2,467,127	1,107,551
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,330,109	757,271
Series 2006-29T1, Class 2A13, 4.14% (1 mo. Term SOFR + 0.41%), 10/25/2036, (8.00% Cap)	1,970,165	774,208
Series 2006-HY10, Class 1X, 0.48%, 05/25/2036(b)(c)	2,154,563	41,740
Series 2006-OA1, Class 1X, 0.14%, 03/20/2046(b)(c)	7,239,921	65,702
Series 2006-OA10, Class XAD, 0.00%, 08/25/2046(c)(g)	17,256,444	173
Series 2006-OA10, Class XNB, 0.00%, 08/25/2046(b)(c)	15,793,343	158
Series 2006-OA10, Class XPP, 0.00%, 08/25/2046(b)(c)	9,895,001	99
Series 2006-OA3, Class X, 0.00%, 05/25/2036(b)(c)	9,250,780	21,397
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-20, Class X, 0.47%, 10/25/2034(b)(c)	3,782,305	153,202
Series 2004-25, Class 1X, 0.00%, 02/25/2035(b)(c)	8,320,206	83
Series 2004-29, Class 1X, 0.09%, 02/25/2035(b)(c)	1,161,576	12
Series 2005-1, Class 1X, 0.08%, 03/25/2035(b)(c)	2,227,496	98
Series 2005-11, Class 4X, 0.06%, 04/25/2035(b)(c)	2,702,679	132,083
Series 2005-2, Class 2X, 0.00%, 03/25/2035(b)(c)	5,954,730	60
Series 2005-7, Class 3A2, 3.37%, 03/25/2035(b)(d)	2,945,610	2,332,944
Series 2005-7, Class 3X, 0.86%, 03/25/2035(b)(c)	798,845	30,256
Series 2006-12, Class X, 0.11%, 07/25/2036(b)(c)	10,992,255	47,367
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	1,880,451	542,716
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.50%, 11/25/2035(d)	1,942,856	659,632
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.50%, 06/25/2032	1,596,487	1,417,197
Credit Suisse Mortgage Capital Trust
Series 2006-4, Class 1A1, 4.54% (1 mo. Term SOFR + 0.81%), 05/25/2036, (6.00% Cap)	1,621,048	670,262
Series 2014-3R, Class 1A1, 2.47% (1 mo. LIBOR US + 0.45%), 03/27/2036, (7.50% Cap)(a)(f)	391,142	302,520
Series 2014-7R, Class 8A2, 4.00%, 07/27/2037(a)(b)	2,004,164	1,817,026

See accompanying notes which are an integral part of these financial statements.

3

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2017-RPL3, Class B5, 4.29%, 08/01/2057(a)(b)	$6,053,305	$5,442,714
Series 2020-RPL4, Class B3, 3.96%, 01/25/2060(a)(b)	10,124,150	6,511,712
Series 2020-RPL4, Class B4, 3.96%, 01/25/2060(a)(b)	10,125,738	5,632,290
Series 2020-RPL4, Class XS, 1.44%, 01/25/2060(a)(b)(c)	147,907,109	4,070,699
Series 2021-AFC1, Class B1, 3.25%, 03/25/2056(a)(b)	3,031,450	1,966,848
Series 2021-AFC1, Class B2, 4.26%, 03/25/2056(a)(b)	1,539,950	1,022,492
Series 2021-INV1, Class AIOS, 0.04%, 07/25/2056(a)(b)(c)	91,974,407	168,313
Series 2021-INV1, Class AX4, 0.40%, 07/25/2056(a)(b)(c)	6,134,101	110,696
Series 2021-INV1, Class B3, 3.08%, 07/25/2056(a)(b)	3,830,387	3,194,440
Series 2021-INV2, Class A11X, 0.53% (-1 x 30 day avg SOFR US + 4.15%), 11/25/2056, (5.00% Cap)(a)(c)(h)	16,463,852	482,391
Series 2021-INV2, Class A15X, 0.50%, 11/25/2056(a)(b)(c)	9,863,931	289,637
Series 2021-INV2, Class AIOS, 0.04%, 11/25/2056(a)(b)(c)	266,259,467	630,529
Series 2021-INV2, Class AX4, 0.15%, 11/25/2056(a)(b)(c)	15,107,930	131,143
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	1,000,000	759,679
Series 2021-NQM7, Class B1, 3.72%, 10/25/2066(a)(b)	5,417,100	4,370,245
Series 2021-NQM8, Class A2, 2.30%, 10/25/2066(a)(b)	1,242,590	1,085,875
Series 2021-NQM8, Class A3, 2.41%, 10/25/2066(a)(b)(d)	11,668,884	10,182,589
Series 2021-NQM8, Class B1, 4.21%, 10/25/2066(a)(b)	4,346,000	3,425,638
Series 2022-ATH1, Class B1, 4.64%, 01/25/2067(a)(b)	7,220,300	6,564,278
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067(a)(b)	4,450,000	4,069,311
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067(a)(b)	7,000,000	5,893,209
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067(a)(b)	500,000	498,593
Deephaven Residential Mortgage Trust
Series 2021-2, Class B2, 3.93%, 04/25/2066(a)(b)	6,528,000	5,168,364
Series 2021-2, Class M1, 2.22%, 04/25/2066(a)(b)	2,500,000	1,986,825
Series 2021-3, Class B2, 4.13%, 08/25/2066(a)(b)	4,600,000	3,515,910
Series 2022-1, Class B1, 4.25%, 01/25/2067(a)(b)	5,000,000	4,089,568
Series 2022-1, Class B2, 4.25%, 01/25/2067(a)(b)	4,628,000	3,525,533
Series 2025-CES1, Class B2, 7.91%, 10/25/2055(a)(b)	3,250,000	3,219,468
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 2A4, 5.50%, 11/25/2035(d)	3,172,498	1,481,381
Series 2007-AR1, Class A1, 4.08% (1 mo. Term SOFR + 0.35%), 01/25/2047, (10.50% Cap)(d)	4,492,425	4,415,777
Series 2007-AR1, Class A2, 4.20% (1 mo. Term SOFR + 0.47%), 01/25/2047, (10.50% Cap)	780,225	748,043
Series 2007-BAR1, Class A4, 4.32% (1 mo. Term SOFR + 0.59%), 03/25/2037(d)	83,950,000	5,994,198
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1, Class X2, 0.23%, 09/19/2044(b)(c)	9,902,256	3,585
Series 2004-AR2, Class C, 0.00%, 11/19/2044(i)	1,000	1
Series 2004-AR2, Class X2, 0.17%, 11/19/2044(b)(c)	9,062,332	20,098
Series 2004-AR4, Class X2, 0.00%, 01/19/2045(b)(c)	8,390,570	512
Series 2005-AR1, Class 1A, 4.32% (1 mo. Term SOFR + 0.65%), 02/19/2045, (10.50% Cap)(d)	14,300,243	10,268,198
Series 2005-AR1, Class C, 0.00%, 02/19/2045(i)	1,000,000	10,000
Series 2005-AR1, Class X2, 0.00%, 02/19/2045(b)(c)	14,313,746	16,761

See accompanying notes which are an integral part of these financial statements.

4

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2005-AR2, Class 2A1C, 4.22% (1 mo. Term SOFR + 0.55%), 03/19/2045, (10.50% Cap)(d)	$850,165	$799,025
Series 2007-AR1, Class 1A1A, 3.92% (1 mo. Term SOFR + 0.25%), 04/19/2047(d)	28,232,460	23,538,904
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.00%, 03/19/2045	1	0
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066(a)(b)	3,320,000	2,442,090
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	2,710,000	1,915,256
Series 2021-3, Class B2, 4.29%, 09/25/2066(a)(b)	2,910,000	2,119,946
Series 2022-4, Class B1, 5.84%, 09/25/2067(a)(b)	4,010,100	3,988,062
Series 2024-CES1, Class B3, 8.72%, 01/26/2060(a)(b)	3,588,553	3,592,840
Series 2024-INV2, Class B3, 7.61%, 10/25/2069(a)(b)	6,155,807	6,099,094
Series 2024-NQM1, Class B3, 7.45%, 11/25/2069(a)(b)	2,739,000	2,689,754
Series 2025-NQM1, Class B3, 7.43%, 01/25/2070(a)(b)	5,008,000	4,840,713
Series 2026-NQM1, Class B2, 6.87%, 02/25/2071(a)(b)	3,903,000	3,746,664
Series 2026-NQM3, Class B3, 6.90%, 03/25/2071(a)(b)	4,000,000	3,612,628
Flagstar Mortgage Trust
Series 2018-2, Class B5, 4.00%, 04/25/2048(a)(b)	2,449,935	2,174,901
Series 2018-6RR, Class B5, 4.90%, 10/25/2048(a)(b)	2,478,000	1,964,922
Series 2021-1, Class B4, 3.08%, 02/01/2051(a)(b)	2,461,089	1,935,927
Series 2021-1, Class B5, 3.08%, 02/01/2051(a)(b)	1,222,000	623,843
Series 2021-10IN, Class B5, 3.49%, 10/25/2051(a)(b)	1,141,786	923,454
Series 2021-2, Class B4, 2.78%, 04/25/2051(a)(b)	1,340,188	707,739
Series 2021-2, Class B5, 2.78%, 04/25/2051(a)(b)	1,343,000	675,518
Series 2021-6INV, Class B5, 3.47%, 08/25/2051(a)(b)	2,831,424	2,232,289
Series 2021-9INV, Class AX1, 0.44%, 09/25/2041(a)(b)(c)	159,536,892	1,765,595
Series 2021-9INV, Class B4, 2.94%, 09/25/2041(a)(b)	391,443	359,317
Series 2021-9INV, Class B5, 2.94%, 09/25/2041(a)(b)	1,211,408	776,497
GCAT Trust
Series 2021-NQM4, Class A3, 1.56%, 08/25/2066(a)(b)	565,586	480,616
Series 2021-NQM6, Class M1, 3.41%, 08/25/2066(a)(b)	1,250,000	964,767
Series 2022-NQM1, Class A1A, 4.17%, 02/25/2067(a)(g)	2,200,224	2,136,779
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.20%, 02/25/2053(a)(b)	38,972,043	34,720,466
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class X1, 0.24%, 06/25/2045(b)(c)	9,753,021	70,310
Series 2005-AR3, Class X1, 0.06%, 08/25/2045(b)(c)	20,239,303	222,956
Series 2005-AR4, Class X4, 0.00%, 10/25/2045(b)(c)	5,698,215	0
Series 2006-AR3, Class 4X, 1.00%, 04/25/2036(c)	13,191,925	634,799
GS Mortgage Securities Corp.
Series 2014-5R, Class 3B3, 4.05% (1 mo. Term SOFR + 0.26%), 02/26/2037(a)	5,707,000	5,451,599
Series 2014-5R, Class 3B4, 4.05% (1 mo. Term SOFR + 0.26%), 02/26/2037(a)	5,709,149	5,243,841
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B4, 4.00%, 08/25/2049(a)(b)	1,500,000	1,177,089

See accompanying notes which are an integral part of these financial statements.

5

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2019-PJ1, Class B5, 4.00%, 08/25/2049(a)(b)	$577,000	$405,914
Series 2019-PJ3, Class AIOS, 0.22%, 03/25/2050(a)(b)(c)	22,477,822	216,484
Series 2020-PJ5, Class B5, 3.24%, 03/27/2051(a)(b)	1,651,641	983,415
Series 2020-PJ6, Class AX1, 0.02%, 05/25/2051(a)(b)(c)	278,187,912	244,305
Series 2020-PJ6, Class B4, 2.77%, 05/25/2051(a)(b)	1,637,511	1,322,968
Series 2020-PJ6, Class B5, 2.77%, 05/25/2051(a)(b)	1,418,736	870,770
Series 2020-RPL1, Class B1, 3.73%, 07/25/2059(a)(b)	6,323,000	5,180,815
Series 2021-HP1, Class B3, 3.21%, 01/25/2052(a)(b)(d)	3,352,485	2,813,489
Series 2021-HP1, Class B4, 3.21%, 01/25/2052(a)(b)	3,361,586	2,777,080
Series 2021-HP1, Class B5, 3.21%, 01/25/2052(a)(b)	1,350,083	1,098,942
Series 2021-INV1, Class B3, 3.02%, 12/25/2051(a)(b)	3,792,900	3,155,749
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	753,679	607,796
Series 2021-MM1, Class B3, 2.72%, 04/25/2052(a)(b)(d)	2,334,156	1,946,717
Series 2021-MM1, Class B4, 2.72%, 04/25/2052(a)(b)	1,523,773	765,193
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(b)	1,526,603	1,418,872
Series 2021-PJ1, Class B4, 2.74%, 06/25/2051(a)(b)	2,116,155	1,527,770
Series 2021-PJ1, Class B5, 2.74%, 06/25/2051(a)(b)	1,039,000	522,020
Series 2021-PJ11, Class A2, 2.50%, 04/25/2052(a)(b)	1,079,154	870,994
Series 2021-PJ11, Class B4, 2.85%, 04/25/2052(a)(b)	1,300,000	674,786
Series 2021-PJ3, Class B4, 2.64%, 08/25/2051(a)(b)	1,135,190	903,078
Series 2021-PJ3, Class B5, 2.64%, 08/25/2051(a)(b)	1,148,181	685,656
Series 2021-PJ4, Class AX1, 0.01%, 09/25/2051(a)(b)(c)	397,816,117	149,579
Series 2021-PJ4, Class B4, 2.61%, 09/25/2051(a)(b)	2,419,674	1,356,542
Series 2021-PJ5, Class B4, 2.58%, 10/25/2051(a)(b)	3,378,197	2,241,971
Series 2021-PJ6, Class AX1, 0.02%, 11/25/2051(a)(b)(c)	697,067,019	723,137
Series 2021-PJ6, Class B4, 2.68%, 11/25/2051(a)(b)(d)	5,024,973	3,949,981
Series 2021-PJ7, Class B4, 2.72%, 01/25/2052(a)(b)(d)	6,943,118	5,471,857
Series 2021-PJ8, Class B4, 2.76%, 01/25/2052(a)(b)	3,530,091	2,552,824
Series 2021-PJ8, Class B5, 2.76%, 01/25/2052(a)(b)	1,237,000	626,813
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052(a)(b)	1,500,000	909,558
Series 2021-PJ9, Class B4, 2.92%, 02/26/2052(a)(b)	3,076,441	2,473,797
Series 2021-PJ9, Class B5, 2.92%, 02/26/2052(a)(b)	1,158,439	818,593
Series 2022-GR1, Class B4, 3.19%, 06/25/2052(a)(b)	3,507,210	2,804,933
Series 2022-GR1, Class B5, 3.19%, 06/25/2052(a)(b)	1,101,150	842,508
Series 2022-LTV1, Class A15X, 0.53% (-1 x 30 day avg SOFR US + 4.15%), 06/25/2052, (5.00% Cap)(a)(c)(h)	11,302,385	427,784
Series 2022-LTV1, Class B2, 3.23%, 06/25/2052(a)(b)(d)	4,414,235	3,654,179
Series 2022-LTV1, Class B4, 3.23%, 06/25/2052(a)(b)	4,555,878	3,654,848
Series 2022-LTV1, Class B5, 3.23%, 06/25/2052(a)(b)	711,800	542,911
Series 2022-PJ3, Class A4, 2.50%, 08/25/2052(a)(b)	3,640,804	2,940,795
Series 2024-HE1, Class B2, 7.62% (30 day avg SOFR US + 4.00%), 08/25/2054(a)	2,947,000	2,953,790
Series 2024-PJ3, Class B4, 5.62%, 08/25/2054(a)(b)	2,340,000	1,923,810
Series 2024-PJ5, Class B4, 6.85%, 09/25/2054(a)(b)	1,613,000	1,500,405
Series 2024-PJ6, Class B4, 6.67%, 10/25/2054(a)(b)	1,584,000	1,445,007
Series 2024-PJ8, Class B4, 6.74%, 02/25/2055(a)(b)	1,734,000	1,551,985
Series 2024-RPL2, Class M1, 4.12%, 07/25/2061(a)(b)	5,000,000	4,771,120

See accompanying notes which are an integral part of these financial statements.

6

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-RPL4, Class M1, 3.98%, 09/25/2061(a)(b)	$3,500,000	$3,361,467
Series 2026-HLTV1, Class B2, 7.73%, 11/25/2066(a)(b)	3,612,500	3,482,532
GSAA Trust
Series 2005-14, Class 2A3, 4.54% (1 mo. Term SOFR + 0.81%), 12/25/2035(d)	1,547,532	1,401,068
Series 2007-2, Class AV1, 3.92% (1 mo. Term SOFR + 0.19%), 03/25/2037	3,213,196	553,422
Series 2007-5, Class 2A1A, 4.08% (1 mo. Term SOFR + 0.35%), 04/25/2047(d)	1,050,041	986,015
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 4.17% (1 mo. Term SOFR + 0.44%), 07/25/2035, (7.25% Cap)	1,083,514	955,700
Harborview Mortgage Loan Trust
Series 2004-11, Class X1, 0.00%, 01/19/2035(b)(c)	6,348,900	63
Series 2004-7, Class X1, 0.50%, 11/19/2034(b)(c)	826,776	12,219
Series 2004-9, Class 4A2, 4.56% (1 mo. Term SOFR + 0.89%), 12/19/2034(d)	1,329,960	1,154,681
Series 2005-1, Class X, 0.00%, 03/19/2035(b)(c)	4,004,321	5,858
Series 2005-10, Class X, 0.00%, 11/19/2035(b)(c)	18,748,914	187
Series 2005-11, Class X, 0.00%, 08/19/2045(b)(c)	5,845,686	58
Series 2005-12, Class X2B, 0.11%, 10/19/2035(b)(c)	6,743,963	67
Series 2005-13, Class X, 0.00%, 02/19/2036(b)(c)	9,304,345	93
Series 2005-3, Class X2, 0.23%, 06/19/2035(b)(c)	24,994,393	250
Series 2005-8, Class 2XA1, 0.04%, 09/19/2035(b)(c)	20,731,027	207
Series 2006-14, Class 2A1A, 4.08% (1 mo. Term SOFR + 0.41%), 01/25/2047(d)	13,609,049	12,936,714
Series 2007-6, Class 2A1A, 3.97% (1 mo. Term SOFR + 0.30%), 08/19/2037, (10.50% Cap)	1,300,030	1,172,131
Home RE Ltd., Series 2026-1, Class B1, 7.82% (30 day avg SOFR US + 4.20%), 01/25/2036(a)	1,500,000	1,528,835
Homebanc Mortgage Trust, Series 2004-2, Class A2, 4.74% (1 mo. Term SOFR + 1.01%), 12/25/2034, (11.50% Cap)	652,552	625,670
Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 1A2C, 4.40% (1 mo. Term SOFR + 0.67%), 08/25/2036, (11.50% Cap)(d)	2,596,900	2,330,941
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class B2, 4.36%, 06/25/2056(a)(b)	2,570,000	1,940,232
Series 2021-NQM4, Class B2, 4.10%, 01/25/2057(a)(b)	2,500,000	1,803,005
Series 2022-NQM1, Class B2, 4.08%, 02/25/2067(a)(b)	7,250,000	5,144,707
Indymac Index Mortgage Loan Trust
Series 2004-AR12, Class AX2, 0.00%, 12/25/2034(b)(c)	1,221,542	12
Series 2005-16IP, Class AX, 0.00%, 07/25/2045(b)(c)	8,411,820	3,861
Series 2005-AR10, Class AX, 0.00%, 06/25/2035(b)(c)	21,117,325	211
Series 2005-AR12, Class AX2, 0.00%, 07/25/2035(b)(c)	34,286,961	343
Series 2005-AR14, Class 2X, 0.01%, 07/25/2035(b)(c)	15,673,946	12,382
Series 2005-AR2, Class AX2, 0.00%, 02/25/2035(b)(c)	7,559,929	0
Series 2005-AR4, Class AX2, 0.00%, 03/25/2035(b)(c)	9,625,899	114,577
Series 2005-AR8, Class AX2, 0.00%, 05/25/2035(b)(c)	13,134,224	131
Series 2006-AR25, Class 5A1, 3.61%, 09/25/2036(b)(d)	3,521,515	2,747,349
Series 2007-AR9, Class 2A1, 3.68%, 04/25/2037(b)(d)	2,647,985	1,519,030

See accompanying notes which are an integral part of these financial statements.

7

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
JP Morgan Chase Commercial Mortgage Securities
Series 2019-LTV1, Class B4, 4.58%, 06/25/2049(a)(b)	$3,085,453	$2,892,646
Series 2019-LTV1, Class B5, 4.58%, 06/25/2049(a)(b)	1,752,008	1,407,323
JP Morgan Mortgage Trust
Series 2005-ALT1, Class 2A1, 5.03%, 10/25/2035(b)(d)	3,982,584	2,872,044
Series 2006-A6, Class 1A4L, 3.89%, 10/25/2036(b)	1,202,147	852,595
Series 2007-A4, Class 3A3, 4.44%, 06/25/2037(b)	1,011,274	739,890
Series 2019-7, Class AX1, 0.00%, 02/25/2050(a)(b)(c)	16,483,644	165
Series 2019-7, Class B4, 3.97%, 02/25/2050(a)(b)	2,575,138	2,063,847
Series 2019-7, Class B5, 3.97%, 02/25/2050(a)(b)	1,199,000	825,064
Series 2019-8, Class AX1, 0.12%, 03/25/2050(a)(b)(c)	33,992,534	110,041
Series 2019-9, Class B5, 3.80%, 05/25/2050(a)(b)	2,251,402	1,981,515
Series 2019-LTV3, Class B5, 4.36%, 03/25/2050(a)(b)	1,562,560	1,417,883
Series 2020-1, Class B5, 3.81%, 06/25/2050(a)(b)	1,933,411	1,639,035
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	185,472	163,770
Series 2020-3, Class B5, 3.83%, 08/25/2050(a)(b)	1,472,233	1,280,838
Series 2020-5, Class B5, 3.57%, 12/25/2050(a)(b)	1,571,652	1,242,096
Series 2020-LTV1, Class B5, 4.22%, 06/25/2050(a)(b)	2,549,329	2,269,517
Series 2020-LTV2, Class B5, 3.99%, 11/25/2050(a)(b)	2,811,171	2,397,403
Series 2021-10, Class B5, 2.83%, 12/25/2051(a)(b)	2,224,128	1,484,445
Series 2021-13, Class A5, 2.50%, 04/25/2052(a)(b)	1,500,000	995,621
Series 2021-15, Class B3, 3.11%, 06/25/2052(a)(b)(d)	8,197,013	6,723,338
Series 2021-15, Class B4, 3.11%, 06/25/2052(a)(b)	4,768,863	3,862,187
Series 2021-3, Class B4, 2.94%, 07/25/2051(a)(b)	1,899,299	1,512,649
Series 2021-6, Class B4, 2.84%, 10/25/2051(a)(b)	3,391,795	2,654,503
Series 2021-7, Class B4, 2.80%, 11/25/2051(a)(b)	1,665,691	1,307,051
Series 2021-7, Class B5, 2.80%, 11/25/2051(a)(b)	1,665,691	922,371
Series 2021-8, Class B4, 2.84%, 12/25/2051(a)(b)	2,846,433	2,248,380
Series 2021-INV6, Class A5A, 2.50%, 04/25/2052(a)(b)	968,538	778,693
Series 2022-1, Class B4, 3.08%, 07/25/2052(a)(b)(d)	13,486,820	10,642,160
Series 2023-6, Class AX1, 0.17%, 12/26/2053(a)(b)(c)	95,629,955	459,502
Series 2023-6, Class B4, 6.04%, 12/26/2053(a)(b)	1,524,432	1,290,334
Series 2023-7, Class B4, 6.06%, 02/25/2054(a)(b)	1,035,500	855,249
Series 2023-8, Class B4, 6.06%, 02/25/2054(a)(b)	2,969,979	2,572,364
Series 2023-9, Class B4, 6.23%, 04/25/2054(a)(b)	2,916,074	2,671,092
Series 2024-10, Class A11X, 2.63% (-1 x 30 day avg SOFR US + 6.25%), 03/25/2055, (7.50% Cap)(a)(c)(h)	72,941,802	4,678,706
Series 2024-10, Class B6, 6.62%, 03/25/2055(a)(b)	2,843,931	1,871,600
Series 2024-4, Class B4, 7.02%, 10/25/2054(a)(b)	2,950,571	2,887,175
Series 2024-5, Class A11X, 3.13% (-1 x 30 day avg SOFR US + 6.75%), 11/25/2054, (8.00% Cap)(a)(c)(h)	56,865,225	4,346,550
Series 2024-5, Class B4, 6.89%, 11/25/2054(a)(b)	2,568,452	2,524,650
Series 2024-5, Class B5, 6.89%, 11/25/2054(a)(b)	2,366,000	1,972,974
Series 2024-6, Class B4, 6.88%, 12/25/2054(a)(b)	2,512,639	2,337,214
Series 2024-6, Class B5, 6.88%, 12/25/2054(a)(b)	1,795,000	1,466,702
Series 2024-8, Class B4, 6.91%, 01/25/2055(a)(b)	2,611,000	2,371,485

See accompanying notes which are an integral part of these financial statements.

8

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-9, Class B4, 6.95%, 02/25/2055(a)(b)	$3,259,667	$3,097,893
Series 2024-9, Class B6, 6.34%, 02/25/2055(a)(b)	2,388,119	1,565,505
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(b)	2,728,506	2,312,755
JP Morgan Chase Bank NA
Series 2019-CL1, Class M2, 5.54% (1 mo. Term SOFR + 1.81%), 04/25/2047(a)	3,102,363	3,146,031
Series 2019-CL1, Class M4, 6.44% (1 mo. Term SOFR + 2.71%), 04/25/2047(a)	1,148,591	1,181,165
Series 2020-CL1, Class B, 13.84% (1 mo. Term SOFR + 10.11%), 10/25/2057(a)	6,684,629	7,006,099
Series 2020-CL1, Class M2, 6.34% (1 mo. Term SOFR + 2.61%), 10/25/2057(a)	2,318,643	2,424,203
Series 2020-CL1, Class M4, 8.19% (1 mo. Term SOFR + 4.46%), 10/25/2057(a)	741,359	801,518
Series 2020-CL1, Class M5, 9.44% (1 mo. Term SOFR + 5.71%), 10/25/2057(a)	1,423,897	1,478,926
Series 2021-CL1, Class B, 10.52% (30 day avg SOFR US + 6.90%), 03/25/2051(a)	1,150,672	1,121,563
Series 2021-CL1, Class M5, 7.47% (30 day avg SOFR US + 3.85%), 03/25/2051(a)	338,341	341,728
Lake Summit Mortgage Trust, 8.67%, 08/15/2049(b)	1,975,800	1,948,834
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.00%, 10/25/2037(e)	7,849	6,654
Lehman XS Trust
Series 2005-3, Class 3A3A, 4.63%, 09/25/2035(g)	1,399,491	1,196,566
Series 2007-12N, Class 1A3A, 4.24% (1 mo. Term SOFR + 0.51%), 07/25/2047	1,079,705	1,088,757
Series 2007-7N, Class 1A1A, 4.28% (1 mo. Term SOFR + 0.55%), 06/25/2047	2,145,249	2,061,674
Series 2007-9, Class WFIO, 0.55%, 04/25/2037(c)	11,786,162	118
Luminent Mortgage Trust
Series 2006-1, Class X, 0.05%, 04/25/2036(b)(c)	19,502,249	71,027
Series 2006-2, Class X, 0.00%, 02/25/2046(b)(c)	28,064,461	281
Series 2006-5, Class X, 0.00%, 07/25/2036(b)(c)	23,030,163	230
Mastr Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.23%, 09/25/2035(b)	801,093	742,352
MASTR Alternative Loans Trust
Series 2004-6, Class 30PO, 0.00%, 07/25/2034(e)	63,919	52,104
Series 2007-1, Class 15PO, 0.00%, 08/25/2026(e)	2,913	0
Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047(d)	9,521,015	3,650,927
MASTR Asset Securitization Trust
Series 2005-2, Class PO, 0.00%, 11/25/2035(e)	9,528	6,243
Series 2007-1, Class AP, 0.00%, 11/25/2037(e)	403	0
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class B4, 3.62%, 03/25/2048(a)(b)	1,799,000	1,327,338
Series 2018-MTG1, Class B5, 3.62%, 03/25/2048(a)(b)	1,499,000	1,039,110
Series 2021-INV4, Class B5, 3.20%, 12/25/2051(a)(b)	1,105,929	886,628

See accompanying notes which are an integral part of these financial statements.

9

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-MTG1, Class B4, 2.65%, 04/25/2051(a)(b)	$989,274	$775,638
Series 2021-MTG1, Class B5, 2.65%, 04/25/2051(a)(b)	494,207	270,511
Series 2021-MTG2, Class B4, 2.66%, 06/25/2051(a)(b)	1,512,927	1,114,670
Series 2021-MTG3, Class B5, 2.89%, 07/01/2051(a)(b)	488,000	225,886
Merrill Lynch Mortgage Investors, Inc.
Series 2003-OPT1, Class M3, 6.31% (1 mo. Term SOFR + 2.59%), 07/25/2034	1,558,243	1,374,975
Series 2006-AF1, Class AF2A, 6.25%, 08/25/2036	1,592,075	541,274
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056(a)(b)(d)	4,000,000	3,401,576
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(b)	4,106,000	3,464,510
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(b)	4,500,000	3,801,924
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 1AX, 1.06%, 03/25/2036(b)(c)	12,524,516	362,046
Series 2006-5AR, Class AX, 0.48%, 04/25/2036(b)(c)	12,882,287	66,692
Morgan Stanley Reremic Trust, Series 2015-R4, Class CB3, 4.06%, 08/26/2047(a)(b)	1,010,309	857,670
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1, Class B4, 2.95%, 03/25/2051(a)(b)	725,959	403,966
Series 2021-1, Class B5, 2.95%, 03/25/2051(a)(b)	988,000	509,905
Series 2021-3, Class B4, 2.79%, 06/25/2051(a)(b)	1,093,000	552,366
Series 2021-4, Class B4, 2.93%, 07/25/2051(a)(b)	1,240,000	648,649
Series 2021-5, Class B4, 2.97%, 08/25/2051(a)(b)	1,893,580	1,091,546
Series 2025-SPL1, Class B1, 4.25%, 02/25/2065(a)(g)	3,410,000	3,035,965
MortgageIT Trust, Series 2006-1, Class 1X, 0.07%, 04/25/2036(b)(c)	6,136,386	0
New Residential Mortgage Loan Trust
Series 2017-2A, Class B4, 5.14%, 03/25/2057(a)(b)	1,882,446	1,778,708
Series 2018-2A, Class B6, 5.13%, 02/25/2058(a)(b)	1,170,563	923,441
Series 2019-6A, Class B5IA, 1.75%, 09/25/2059(a)(b)(c)	11,102,646	837,055
Series 2021-NQM3, Class B2, 4.05%, 11/27/2056(a)(b)	2,729,000	2,206,460
Series 2025-NQM2, Class B3, 7.23%, 04/25/2065(a)(b)	11,758,000	9,996,346
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.36% (1 mo. Term SOFR + 0.27%), 03/26/2037(a)	3,138,215	2,555,689
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.96%, 10/25/2051(a)(b)	1,715,000	915,019
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	1,429,949	1,154,160
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(b)	772,142	681,805
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(b)	1,613,444	1,327,909
Series 2021-NQM4, Class A2, 2.16%, 10/25/2061(a)(b)	1,634,064	1,391,446
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.00%, 02/25/2037(e)	9,448	7,625
Point Securitization Trust
Series 2025-2, Class B1, 7.00%, 10/25/2055(a)(g)	1,500,000	1,407,783
Series 2026-1, Class A1, 5.25%, 02/25/2056(a)(g)	1,986,518	1,951,303

See accompanying notes which are an integral part of these financial statements.

10

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class M2, 4.00%, 07/25/2069(a)(g)	$4,000,000	$3,708,850
Series 2025-RPL2, Class M1, 4.00%, 08/25/2064(a)(g)	4,904,000	4,652,568
Series 2025-RPL4, Class M2, 4.00%, 03/25/2065(a)(g)	5,500,000	4,950,410
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040(a)	800,000	776,426
PRPM LLC
Series 2025-RCF4, Class M2, 4.50%, 08/25/2055(a)(g)	2,000,000	1,872,364
Series 2026-NQM9, Class B2, 6.64%, 08/25/2066(a)(b)	3,807,000	3,632,416
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.12% (30 day avg SOFR US + 3.50%), 09/25/2034(a)	500,000	504,148
Series 2024-1, Class M2, 7.62% (30 day avg SOFR US + 4.00%), 09/25/2034(a)	1,500,000	1,530,171
RALI Trust
Series 2005-QA13, Class 2A1, 5.08%, 12/25/2035(b)(d)	2,739,187	2,277,507
Series 2005-QS13, Class AP, 0.00%, 09/25/2035(e)	156,315	89,536
Series 2005-QS17, Class A1, 6.00%, 12/25/2035(d)	1,283,805	1,114,475
Series 2005-QS17, Class AP, 0.00%, 12/25/2035(e)	204,320	129,019
Series 2006-QA7, Class 2A1, 4.21% (1 mo. Term SOFR + 0.48%), 08/25/2036(d)	4,043,792	3,736,867
Series 2006-QA9, Class A1, 4.20% (1 mo. Term SOFR + 0.47%), 11/25/2036, (11.00% Cap)	1,252,465	613,928
Series 2006-QS11, Class 1A2, 6.00%, 08/25/2036(d)	1,476,318	1,188,075
Series 2006-QS11, Class 1A8, 6.00%, 08/25/2036(d)	1,470,855	1,183,679
Series 2006-QS12, Class AP, 0.00%, 09/25/2036(e)	62,922	39,342
Series 2006-QS14, Class A15, 4.14% (1 mo. Term SOFR + 0.41%), 11/25/2036, (7.50% Cap)	1,104,757	803,901
Series 2006-QS15, Class A5, 6.50%, 10/25/2036	754,905	652,870
Series 2006-QS15, Class AP, 0.00%, 10/25/2036(e)	82,856	32,765
Series 2006-QS16, Class AP, 0.00%, 11/25/2036(e)	88,969	38,638
Series 2006-QS3, Class 1A1, 4.54% (1 mo. Term SOFR + 0.81%), 03/25/2036, (5.50% Cap)(d)	1,873,386	1,606,742
Series 2006-QS3, Class 1A8, 4.24% (1 mo. Term SOFR + 0.51%), 03/25/2036, (6.00% Cap)	1,010,717	856,283
Series 2006-QS5, Class AP, 0.00%, 05/25/2036(e)	24,617	15,060
Series 2006-QS9, Class 1AP, 0.00%, 07/25/2036(e)	14,367	7,580
Series 2006-QS9, Class 2AP, 0.00%, 07/25/2036(e)	14,951	0
Series 2007-QA2, Class A3, 4.14% (1 mo. Term SOFR + 0.41%), 02/25/2037, (14.00% Cap)(d)	3,942,279	3,637,966
Series 2007-QS1, Class 1AP, 0.00%, 01/25/2037(e)	4,379	3,793
Series 2007-QS3, Class AP, 0.00%, 02/25/2037(e)	306,505	136,201
Series 2007-QS4, Class 4A3, 0.00%, 03/25/2037(e)	485,123	0
Series 2007-QS5, Class AP, 0.00%, 03/25/2037(e)	144,324	66,650
Series 2007-QS6, Class AP, 0.00%, 04/25/2037(e)	249,779	123,894
Series 2007-QS9, Class AP, 0.00%, 07/25/2037(e)	693,521	314,806

See accompanying notes which are an integral part of these financial statements.

11

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Rate Mortgage Trust
Series 2021-HB1, Class B4, 2.70%, 12/25/2051(a)(b)	$2,364,782	$1,630,785
Series 2021-J1, Class B4, 2.71%, 07/25/2051(a)(b)	1,291,000	644,507
Series 2022-J1, Class B4, 2.75%, 01/25/2052(a)(b)	3,344,539	1,902,875
Series 2024-J2, Class B5, 6.40%, 07/25/2054(a)(b)	927,000	680,823
Series 2024-J3, Class B4, 6.37%, 10/25/2054(a)(b)	747,000	615,049
Series 2024-J3, Class B5, 6.37%, 10/25/2054(a)(b)	935,000	681,000
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.75%, 09/26/2035(a)(b)	1,100,343	960,088
RCKT Mortgage Trust
Series 2021-2, Class B4, 2.56%, 06/25/2051(a)(b)	2,305,194	1,594,540
Series 2021-2, Class B5, 2.56%, 06/25/2051(a)(b)	1,566,000	756,827
Series 2021-5, Class A1, 2.50%, 11/25/2051(a)(b)(d)	5,149,806	4,236,370
Series 2022-1, Class B3, 2.75%, 01/25/2052(a)(b)(d)	9,256,925	7,159,852
Series 2022-1, Class B4, 2.75%, 01/25/2052(a)(b)	5,197,193	3,798,753
Series 2022-1, Class B5, 2.75%, 01/25/2052(a)(b)	2,245,000	1,025,763
Residential Asset Securitization Trust
Series 2005-A11, Class 1A1, 4.29% (1 mo. Term SOFR + 0.56%), 10/25/2035, (5.50% Cap)	1,438,791	772,966
Series 2005-A11, Class 1A3, 5.50%, 10/25/2035	1,302,515	771,262
Series 2005-A11, Class PO, 0.00%, 10/25/2035(e)	511,323	121,453
Series 2006-A2, Class A5, 4.54% (1 mo. Term SOFR + 0.81%), 01/25/2046, (6.00% Cap)	1,849,950	487,197
Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,943,420	1,005,522
Series 2007-A8, Class 1A1, 6.00%, 08/25/2037	3,725,080	1,546,858
RFMSI Trust
Series 2005-S7, Class AP, 0.00%, 11/25/2035(e)	10,344	4,576
Series 2006-S10, Class 1AP, 0.00%, 10/25/2036(e)	10,590	4,195
Series 2006-S4, Class AP, 0.00%, 04/25/2036(e)	99,758	65,704
Series 2006-S5, Class A4, 0.00%, 06/25/2036(e)	23,721	12,524
Series 2007-S5, Class AP, 0.00%, 05/25/2037(e)	154,523	62,490
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(b)	1,332,315	1,302,082
Series 2020-SEQ1, Class C, 0.00%, 05/25/2050(a)(b)(c)	26,202,262	5,103,362
Series 2021-FIG2, Class M1, 4.25%, 10/25/2051(a)(b)	1,449,524	1,464,680
Series 2021-FIG2, Class M2, 6.00%, 10/25/2051(a)(b)	1,159,619	1,156,309
Series 2021-MF1, Class A1, 3.81%, 11/25/2029(a)(b)	6,884,819	6,529,700
Series 2022-SEQ2, Class B1, 5.50%, 02/25/2052(a)(b)	3,153,250	2,881,579
Series 2022-SEQ2, Class B2, 6.00%, 02/25/2052(a)(b)	2,011,000	1,824,602
Series 2022-SEQ2, Class B3, 7.36%, 02/25/2052(a)(b)	2,211,115	2,059,276
Series 2022-SEQ2, Class CERT, 0.00%, 02/25/2052(a)	38,061,600	35,542,227
Series 2022-SEQ2, Class M1, 5.00%, 02/25/2052(a)(b)	5,213,750	4,831,613
Series 2022-SEQ2, Class XS, 0.00%, 02/25/2052(a)(b)(c)	81,344,302	2,422,108
Series 2022-SG2, Class A, 8.00%, 05/15/2052(a)(g)	15,000,000	15,489,540
Series 2025-LOC5, Class B1, 7.47% (1 mo. Term SOFR + 3.75%), 10/25/2055(a)	3,029,000	3,061,846

See accompanying notes which are an integral part of these financial statements.

12

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(g)	$4,697,481	$4,708,558
Series 2026-HB1, Class A1X, 1.00%, 04/25/2056(a)(b)(c)	113,859,960	1,756,518
Series 2026-HB1, Class B1, 7.17% (1 mo. Term SOFR + 3.45%), 04/25/2056(a)	2,800,000	2,795,554
Series 2026-HB1, Class B2, 8.27% (1 mo. Term SOFR + 4.55%), 04/25/2056(a)	5,935,000	5,827,642
Sequoia Mortgage Trust
Series 2005-2, Class XA, 0.00%, 03/20/2035(b)(c)	2,492,428	0
Series 2007-1, Class 5A1, 3.81%, 10/20/2046(b)(d)	1,519,607	1,059,337
Series 2021-1, Class B4, 2.66%, 03/25/2051(a)(b)	2,252,925	1,344,644
Series 2023-5, Class B4, 5.43%, 12/25/2053(a)(b)	1,191,000	970,532
Series 2024-8, Class B4, 6.57%, 09/25/2054(a)(b)	2,781,657	2,654,196
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(b)	332,219	313,817
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(b)	1,440,183	1,227,236
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.85%, 07/25/2043(a)(b)	782,566	674,743
Starwood Mortgage Residential Trust
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(b)	2,743,000	2,384,221
Series 2021-2, Class A3, 1.43%, 05/25/2065(a)(b)	66,136	63,777
Series 2021-3, Class B2, 4.10%, 06/25/2056(a)(b)	2,902,000	2,241,875
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(b)(d)	5,170,000	3,957,433
Series 2021-5, Class A3, 2.44%, 09/25/2066(a)(b)(d)	6,076,208	5,244,340
Series 2021-6, Class B2, 3.94%, 11/25/2066(a)(b)	3,921,000	2,820,186
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(b)	2,084,261	1,938,239
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class X, 0.00%, 03/19/2034(b)(c)	2,598,764	26
Series 2004-AR7, Class X, 0.57%, 04/19/2035(b)(c)	4,496,140	26,995
Series 2005-AR2, Class 1X, 0.33%, 05/25/2045(b)(c)	5,523,553	5,476
Series 2005-AR3, Class 1X, 0.01%, 08/25/2035(b)(c)	7,666,292	12,266
Series 2006-AR5, Class 1X, 0.00%, 05/25/2046(b)(c)	9,738,534	4,476
Series 2006-AR5, Class 4X, 0.00%, 05/25/2046(b)(c)	34,634,882	8,544
Series 2006-AR7, Class X, 0.90%, 08/25/2036(c)	20,075,528	690,277
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.25%, 01/25/2037(a)(b)(c)	20,367,028	95,823
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.24%, 10/25/2057(a)(b)	4,500,000	3,254,331
Series 2018-5, Class B3, 3.45%, 07/25/2058(a)(b)	3,000,000	1,990,352
Series 2019-1, Class B2, 3.77%, 03/25/2058(a)(b)	3,000,000	2,264,751
Series 2019-HY2, Class B3, 6.09% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	2,294,000	2,287,939
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(b)	2,548,781	2,377,258
Series 2024-3, Class M2, 4.97%, 07/25/2065(a)(b)	1,695,000	1,541,256
Series 2024-4, Class A2, 4.55%, 10/27/2064(a)(b)	2,897,000	2,734,946
Series 2024-4, Class M1, 4.55%, 10/27/2064(a)(b)	4,966,000	4,507,505
Triangle Re Ltd., Series 2023-1, Class M1A, 7.02% (30 day avg SOFR US + 3.40%), 11/25/2033(a)	549,633	551,334

See accompanying notes which are an integral part of these financial statements.

13

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Unlock Hea Trust
Series 2023-1, Class A, 7.00%, 10/25/2038(a)	$1,515,126	$1,519,046
Series 2023-1, Class B, 7.00%, 10/25/2038(a)	16,450,000	16,291,883
Series 2025-2, Class B, 7.25%, 11/25/2041(a)	4,890,000	4,724,788
Series 2025-2, Class C, 6.00%, 11/25/2041(a)	500,000	405,696
UWM Mortgage Trust
Series 2021-INV1, Class B5, 3.14%, 08/25/2051(a)(b)	1,494,148	1,197,018
Series 2021-INV2, Class B5, 3.23%, 09/25/2051(a)(b)	1,966,533	1,583,463
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066(a)(b)	1,750,000	1,324,348
Series 2021-3, Class B2, 3.96%, 06/25/2066(a)(b)	2,270,000	1,693,689
Series 2021-3, Class M1, 2.40%, 06/25/2066(a)(b)	2,500,000	2,069,500
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(b)	1,257,708	1,068,585
Series 2022-2, Class B1, 4.25%, 02/25/2067(a)(b)	6,743,650	5,441,689
Series 2022-3, Class B2, 4.03%, 02/25/2067(a)(b)	5,296,000	4,091,362
Series 2022-3, Class M1, 4.03%, 02/25/2067(a)(b)	6,500,000	5,585,691
Vista Point Securitization Trust
Series 2025-CES2, Class B2, 8.15%, 08/25/2055(a)(b)	3,250,000	3,245,791
Series 2025-CES3, Class B2, 7.88%, 11/25/2055(a)(b)	2,000,000	1,988,924
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2003-MS7, Class P, 0.00%, 03/25/2033(e)	172	135
Series 2004-AR10, Class X, 0.01%, 07/25/2044(b)(c)	6,024,768	33
Series 2005-5, Class CB11, 5.24% (1 mo. Term SOFR + 1.51%), 07/25/2035, (6.00% Cap)(d)	2,345,733	2,151,287
Series 2005-AR6, Class X, 0.06%, 04/25/2045(b)(c)	11,985,711	35,401
Series 2006-AR8, Class 3X1, 0.03%, 10/25/2046(b)(c)	9,960,120	124,173
Series 2007-OA4, Class 1XPP, 0.00%, 05/25/2047(b)(c)	49,590,470	13,737
Series 2007-OA4, Class XPPP, 0.01%, 04/25/2047(b)(c)	16,816,876	53,780
Series 2007-OA5, Class 1XPP, 0.00%, 06/25/2047(b)(c)	46,789,215	3,135
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-17, Class APO, 0.00%, 01/25/2038(e)	13,958	8,885
Series 2019-3, Class B4, 3.72%, 07/25/2049(a)(b)	1,627,000	1,109,284
Series 2019-4, Class B4, 3.50%, 09/25/2049(a)(b)	2,124,000	1,345,023
Series 2021-1, Class B4, 2.70%, 12/25/2050(a)(b)	1,818,000	955,928
Series 2021-1, Class B5, 2.70%, 12/25/2050(a)(b)	1,011,000	508,332
Series 2022-1, Class B4, 2.97%, 08/25/2051(a)(b)	1,431,770	1,118,950
Series 2022-1, Class B5, 2.97%, 08/25/2051(a)(b)	1,158,000	545,382
Western Alliance Bancorp
Series 2021-CL2, Class B, 12.12% (30 day avg SOFR US + 8.50%), 07/25/2059(a)	6,600,000	6,546,731
Series 2021-CL2, Class M4, 8.97% (30 day avg SOFR US + 5.35%), 07/25/2059(a)	10,618,512	10,473,378
Series 2021-CL2, Class M5, 10.12% (30 day avg SOFR US + 6.50%), 07/25/2059(a)	6,202,469	6,044,616

See accompanying notes which are an integral part of these financial statements.

14

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
WinWater Mortgage Loan Trust
Series 2014-1, Class B5, 3.93%, 06/20/2044(a)(b)	$2,370,000	$1,866,506
Series 2014-2, Class B5, 4.07%, 09/20/2044(a)(b)	1,938,000	1,557,714
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,082,141,231)		958,658,433
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 16.8%
Federal Home Loan Mortgage Corp.
6.00%, 08/15/2040	35,000,000	35,390,879
Pool QE2363, 3.50%, 05/01/2052	4,858,262	4,315,602
Pool QJ0225, 6.00%, 07/01/2054	8,361,956	8,491,628
Pool QJ5663, 5.00%, 10/01/2054	11,701,572	11,360,750
Pool QJ6122, 5.00%, 10/01/2054	2,791,319	2,712,536
Pool RA3515, 2.50%, 09/01/2050	11,821,934	9,700,003
Pool RB5118, 2.00%, 07/01/2041	6,319,520	5,400,984
Pool RB5131, 2.00%, 10/01/2041	8,765,083	7,499,311
Pool RB5146, 2.50%, 02/01/2042	3,906,244	3,443,236
Pool RQ0064, 5.50%, 11/01/2055	16,433,792	16,286,210
Pool RQ0094, 5.00%, 02/01/2056	17,289,301	16,697,031
Pool SD1581, 2.50%, 09/01/2052	5,402,211	4,437,578
Pool SD3636, 6.00%, 08/01/2053	1,090,856	1,113,526
Pool SD6195, 5.00%, 10/01/2053	7,450,934	7,231,091
Pool SD8134, 2.00%, 03/01/2051	11,674,839	9,201,051
Pool SD8322, 4.50%, 05/01/2053	318,613	301,713
Pool SD8469, 5.50%, 10/01/2054	4,461,215	4,427,049
Pool SD8506, 5.50%, 02/01/2055	25,612,699	25,382,688
Pool SD8524, 5.50%, 04/01/2055	14,518,782	14,392,521
Pool SL0817, 6.00%, 04/01/2055	3,369,327	3,421,907
Pool SL1232, 5.00%, 04/01/2055	2,544,317	2,461,695
Pool SL1634, 2.50%, 07/01/2052	8,222,737	6,764,241
Federal National Mortgage Association
Pool BU9929, 2.00%, 02/01/2052	3,843,431	2,999,393
Pool BY0126, 5.50%, 04/01/2053	1,923,242	1,910,393
Pool CA7278, 2.50%, 10/01/2050	6,279,328	5,132,554
Pool CA9391, 3.00%, 03/01/2051	7,702,529	6,582,300
Pool CB2795, 3.00%, 02/01/2052	3,450,131	2,957,615
Pool CB3349, 2.50%, 04/01/2052	3,031,542	2,490,327
Pool CB3608, 3.50%, 05/01/2052	6,095,254	5,416,497
Pool CB4289, 4.50%, 08/01/2052	2,636,341	2,494,918
Pool CB8004, 6.00%, 02/01/2054	3,247,232	3,307,481
Pool CB8710, 6.00%, 06/01/2054	2,812,475	2,872,752
Pool CB9060, 5.50%, 08/01/2054	8,116,093	8,073,528
Pool CB9655, 5.00%, 12/01/2054	11,109,158	10,744,342
Pool DB3770, 5.50%, 05/01/2054	3,037,085	3,027,672
Pool DB6624, 5.50%, 06/01/2054	1,004,939	1,003,056
Pool DC4050, 5.00%, 10/01/2054	19,471,222	18,877,646

See accompanying notes which are an integral part of these financial statements.

15

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool DC5739, 5.50%, 11/01/2054	$2,319,755	$2,313,579
Pool FA1728, 6.00%, 10/01/2053	9,613,204	9,798,516
Pool FA6220, 5.50%, 07/01/2056	3,247,319	3,220,888
Pool FP0069, 2.50%, 01/01/2052	11,560,633	9,512,751
Pool FS6925, 2.50%, 12/01/2051	2,126,454	1,740,812
Pool FS8458, 5.50%, 11/01/2053	3,488,798	3,475,584
Pool MA4520, 2.00%, 01/01/2042	3,522,403	3,009,814
Pool MA4562, 2.00%, 03/01/2052	7,745,959	6,079,512
Pool MA4579, 3.00%, 04/01/2052	19,105,359	16,388,677
Pool MA5320, 4.00%, 03/01/2054	8,650,912	7,905,512
Pool MA5388, 5.50%, 06/01/2054	15,435,565	15,315,476
Pool MA5646, 5.50%, 03/01/2055	17,691,382	17,541,688
Pool MA5760, 5.50%, 07/01/2055	16,651,605	16,502,068
Pool MA5761, 6.00%, 07/01/2055	7,890,958	7,989,109
Pool MA5910, 5.50%, 12/01/2055	18,472,711	18,306,819
Government National Mortgage Association, Pool MA9166, 3.00%, 09/20/2053	2,905,065	2,528,293
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $428,084,260)		419,952,802
ASSET-BACKED SECURITIES — 13.2%
Automobile — 8.2%
ACC Trust, Series 2022-1, Class D, 6.65%, 10/20/2028(a)	1,500,000	15
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B, 7.27%, 11/25/2032(a)	2,000,000	2,011,245
American Credit Acceptance Receivables Trust, Series 2024-4, Class E, 7.19%, 04/12/2032(a)	5,000,000	5,117,894
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class D, 7.38%, 09/17/2029(a)	1,591,200	1,565,755
Series 2025-1A, Class D, 5.82%, 01/15/2032(a)	1,510,000	1,490,787
Avis Budget Car Rental LLC, Series 2023-4A, Class D, 7.31%, 06/20/2029(a)	5,000,000	5,067,051
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class E, 10.37%, 07/15/2030(a)	10,000,000	10,649,374
Series 2026-3, Class E, 7.36%, 08/15/2033(a)	3,500,000	3,503,994
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027(a)	1,077,292	640,751
Carvana Auto Receivables Trust
Series 2021-N1, Class F, 4.55%, 01/10/2028(a)	357,711	357,616
Series 2021-N4, Class E, 4.53%, 09/11/2028(a)	7,819,689	7,732,387
Series 2023-N1, Class E, 10.46%, 04/10/2030(a)	3,500,000	3,705,795
Series 2023-N2, Class E, 9.94%, 04/10/2030(a)	6,500,000	6,759,529
Series 2023-N3, Class E, 9.49%, 09/10/2030(a)	4,000,000	4,202,330
Consumer Portfolio Services Auto Trust
Series 2022-D, Class E, 12.12%, 06/17/2030(a)	4,100,000	4,375,364
Series 2023-D, Class E, 10.13%, 05/15/2031(a)	6,120,000	6,603,659

See accompanying notes which are an integral part of these financial statements.

16

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Series 2024-A, Class E, 8.42%, 08/15/2031(a)	$1,000,000	$1,037,329
Series 2024-B, Class E, 8.36%, 11/17/2031(a)	10,250,000	10,692,589
Series 2024-C, Class E, 8.04%, 03/15/2032(a)	7,000,000	7,285,253
Series 2024-D, Class E, 7.13%, 06/15/2032(a)	2,000,000	2,035,165
Series 2025-A, Class E, 7.65%, 08/16/2032(a)	1,800,000	1,839,882
Series 2025-B, Class E, 7.95%, 03/15/2033(a)	2,226,000	2,293,844
Series 2025-C, Class E, 6.59%, 02/15/2033(a)	4,000,000	3,921,521
Series 2025-D, Class E, 7.69%, 05/16/2033(a)	1,500,000	1,515,332
Exeter Automobile Receivables Trust
Series 2022-2A, Class E, 6.34%, 10/15/2029(a)	10,800,000	10,522,826
Series 2022-5A, Class E, 10.45%, 04/15/2030(a)	9,436,000	9,840,944
Series 2022-6A, Class E, 11.61%, 06/17/2030(a)	5,500,000	5,708,689
Series 2023-3A, Class E, 9.98%, 01/15/2031(a)	3,028,000	3,250,144
Series 2024-1A, Class E, 7.89%, 08/15/2031(a)	2,375,000	2,451,265
Series 2024-2A, Class E, 7.98%, 10/15/2031(a)	4,096,000	4,271,399
Series 2024-3A, Class E, 7.84%, 10/15/2031(a)	11,784,000	12,217,108
Series 2024-5A, Class E, 7.22%, 05/17/2032(a)	3,000,000	3,063,732
Series 2025-4A, Class E, 6.99%, 04/15/2033(a)	3,000,000	2,987,905
Series 2026-2A, Class E, 7.54%, 11/15/2033(a)	2,000,000	2,009,097
Series 2026-3A, Class E, 7.42%, 07/17/2034(a)	1,000,000	997,894
FHF Issuer Trust
Series 2023-2A, Class D, 9.31%, 10/15/2030(a)	688,000	708,892
Series 2024-2A, Class D, 7.15%, 09/15/2031(a)	1,128,000	1,125,147
Series 2024-3A, Class D, 6.01%, 12/15/2031(a)	1,717,000	1,622,203
Series 2025-1A, Class D, 5.95%, 06/15/2032(a)	600,000	566,646
Series 2026-1A, Class E, 9.16%, 05/15/2034	1,500,000	1,549,056
Flagship Credit Auto Trust
Series 2021-4, Class E, 4.03%, 03/15/2029(a)	4,000,000	2,447,572
Series 2022-1, Class E, 5.37%, 06/15/2029(a)	1,000,000	650,752
Series 2024-1, Class E, 8.60%, 05/15/2031(a)	1,150,000	968,366
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030(a)	7,870,000	8,370,419
Series 2023-2A, Class E, 9.37%, 01/15/2030(a)	3,000,000	3,132,769
Series 2023-3A, Class E, 9.27%, 08/15/2030(a)	2,500,000	2,634,523
Series 2023-4A, Class E, 9.72%, 08/15/2030(a)	5,270,000	5,581,745
Series 2024-3A, Class E, 7.25%, 06/16/2031(a)	1,000,000	1,020,753
Series 2024-4A, Class E, 7.51%, 08/15/2031(a)	1,500,000	1,543,086
Series 2025-1A, Class E, 7.19%, 03/15/2032(a)	1,000,000	1,017,234
Series 2026-2A, Class E, 6.98%, 06/15/2033(a)	4,000,000	3,971,690
Hertz Vehicle Financing LLC
Series 2023-3A, Class D, 9.43%, 02/25/2028(a)	1,000,000	1,009,663
Series 2023-4A, Class C, 7.51%, 03/25/2030(a)	800,000	823,393
Lobel Automobile Receivables Trust, Series 2026-1, Class E, 8.37%, 01/15/2031(a)	2,750,000	2,747,908

See accompanying notes which are an integral part of these financial statements.

17

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Prestige Auto Receivables Trust
Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	$3,000,000	$3,016,566
Series 2026-1A, Class E, 8.55%, 11/15/2033(a)	1,500,000	1,496,113
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A, Class E, 11.09%, 02/27/2034(a)	371,239	372,853
Series 2025-6A, Class E, 10.53%, 08/25/2034(a)	500,000	496,887
Series 2026-1A, Class E, 11.07%, 01/25/2035(a)	1,000,000	994,395
Series 2026-3A, Class E1, 11.39%, 03/26/2035(a)	750,000	750,158
Series 2026-3A, Class E2, 11.75%, 03/26/2035(a)	750,000	710,039
Series 2026-4A, Class E1, 12.27%, 05/25/2035(a)	2,000,000	1,999,012
Series 2026-4A, Class XS, 10.00%, 05/25/2035(a)	500,000	477,586
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.17%, 06/15/2032(a)	682,902	704,645
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 10/15/2026(a)	260,779	261,783
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2026(a)	1,090,294	309,116
Series 2022-1A, Class D, 9.14%, 07/15/2027(a)	2,053,000	21
		204,806,455
Consumer — 4.5%
ACHD Trust, Series 2025-DS1, Class C, 11.33%, 01/09/2034(a)	3,650,000	3,661,143
ACHV ABS Trust
Series 2024-3AL, Class E, 7.00%, 12/26/2031(a)	998,903	1,002,897
Series 2025-1PL, Class E, 6.50%, 04/26/2032(a)	2,530,647	2,527,050
Affirm Asset Securitization Trust
Series 2024-X1, Class CERT, 0.00%, 05/15/2029(a)	10,885	49,095
Series 2024-X2, Class CERT, 0.00%, 12/17/2029(a)	9,712	63,246
Series 2025-X2, Class CERT, 0.00%, 10/15/2030(a)(c)	6,050	224,152
AMCR ABS Trust, Series 2026-A, Class D, 12.08%, 05/18/2033(a)	750,000	785,314
Aqua Finance Trust
Series 2019-A, Class D, 6.07%, 07/16/2040(a)	1,335,244	1,337,464
Series 2021-A, Class C, 3.14%, 07/17/2046(a)	1,888,688	1,739,267
Avant Loans Funding Trust, Series 2024-REV1, Class E, 9.00%, 10/15/2033(a)	1,750,000	1,735,252
Bankers Healthcare Group, Inc., Series 2022-C, Class E, 9.73%, 10/17/2035(a)	2,517,000	2,632,990
Foundation Finance Trust, Series 2025-2A, Class E, 8.35%, 04/15/2052(a)	871,350	872,884
Goldman Home Improvement Trust
Series 2021-GRN2, Class C, 2.77%, 06/25/2051(a)	3,880,215	3,693,581
Series 2021-GRN2, Class D, 4.00%, 06/25/2051(a)	1,054,546	1,010,493
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.02%, 06/15/2029(a)	3,320,000	33
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.00%, 05/15/2028(a)	1,576,000	91,327

See accompanying notes which are an integral part of these financial statements.

18

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Marlette Funding Trust
Series 2021-2A, Class R, 0.00%, 09/15/2031(a)	$20,000	$256,539
Series 2023-2A, Class D, 7.92%, 06/15/2033(a)	9,826,205	9,946,824
Series 2024-1A, Class D, 6.93%, 07/17/2034(a)	500,000	507,107
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(a)	400,000	417,306
Series 2023-1A, Class C, 11.24%, 03/20/2045(a)	900,000	313,425
Oportun Issuance Trust
Series 2021-C, Class D, 5.57%, 10/08/2031(a)	348,661	345,570
Series 2024-3, Class D, 9.60%, 08/15/2029(a)	4,300,000	4,352,807
Series 2025-B, Class E, 9.40%, 05/09/2033(a)	2,000,000	2,010,412
Series 2025-C, Class E, 9.20%, 07/08/2033(a)	1,000,000	999,442
Series 2025-D, Class D, 6.97%, 02/08/2033(a)	500,000	501,698
Pagaya AI Debt Grantor Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	137,923	137,455
Series 2021-3, Class C, 3.27%, 05/15/2029(a)	187,978	186,422
Series 2021-5, Class C, 3.93%, 08/15/2029(a)	203,919	202,872
Series 2022-2, Class C, 7.50%, 01/15/2030(a)	1,226,664	1,227,821
Series 2024-10, Class F, 12.00%, 06/15/2032(a)	3,357,521	3,220,059
Series 2024-11, Class F, 12.00%, 07/15/2032(a)	1,635,534	1,578,313
Series 2024-6, Class D, 11.35%, 11/15/2031(a)	175,596	175,989
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	845,020	850,801
Series 2025-1, Class F, 12.00%, 07/15/2032(a)	904,683	892,232
Series 2025-2, Class F, 12.00%, 10/15/2032(a)	999,895	979,575
Series 2025-5, Class F, 12.00%, 03/15/2033(a)	999,961	975,887
Series 2025-6, Class E, 8.48%, 04/15/2033(a)	4,086,430	4,088,783
Series 2025-6, Class F1, 10.79%, 04/15/2033(a)	2,499,770	2,447,578
Series 2025-6, Class F2, 12.00%, 04/15/2033(a)	999,908	983,035
Series 2025-7, Class E, 8.89%, 05/15/2033(a)	999,822	1,003,075
Series 2025-8, Class E, 9.57%, 07/15/2033(a)	1,999,312	2,004,112
Series 2025-R2, Class E, 9.34%, 10/15/2032(a)	1,875,671	1,233,632
Series 2026-1, Class E, 9.23%, 09/15/2033(a)	1,998,696	2,000,235
Series 2026-2, Class E, 10.28%, 11/15/2033(a)	2,999,230	3,024,174
Series 2026-3, Class E, 10.16%, 12/15/2033(a)	2,000,000	2,013,961
Series 2026-4, Class E, 10.73%, 01/16/2034(a)	4,000,000	4,011,057
Series 2026-5, Class E, 11.65%, 03/15/2034(a)	1,000,000	1,001,672
Series 2026-R1, Class E, 9.29%, 12/15/2033(a)	2,359,843	2,359,397
PAR Issuer Trust
Series 2026-1A, Class B, 7.84%, 12/15/2032(a)	2,000,000	1,978,890
Series 2026-1A, Class CERT, 0.00%, 12/15/2032(a)	972,241	952,557
Series 2026-2A, Class B, 8.47%, 04/15/2034(a)	5,000,000	4,997,555
Series 2026-3A, Class B, 8.51%, 05/15/2034(a)	1,000,000	999,966
Series 2026-3A, Class CERT, 0.00%, 05/15/2034(a)	1,011,571	1,000,000
PowerPay Issuance Trust
Series 2024-1A, Class B, 8.46%, 02/18/2039(a)	449,693	458,919
Series 2025-1A, Class D, 9.19%, 11/18/2041(a)	2,750,000	2,485,103

See accompanying notes which are an integral part of these financial statements.

19

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029(a)	$2,000,000	$2,003,356
RCKT Mortgage Trust, Series 2025-2A, Class E, 7.83%, 11/27/2034(a)	3,051,000	2,592,068
Republic Finance Issuance Trust
Series 2024-A, Class C, 7.28%, 08/20/2032(a)	600,000	600,685
Series 2024-A, Class D, 9.49%, 08/20/2032(a)	500,000	501,013
Series 2025-A, Class E, 7.70%, 11/20/2034(a)	2,000,000	2,007,167
Sunbit Asset Securitization Trust, Series 2025-1, Class C, 6.12%, 07/15/2030(a)	1,000,000	1,000,947
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	1,146,741	1,148,238
Upgrade Master Pass-Thru Trust, Series 2026-ST2, Class E, 7.74%, 06/15/2034(a)	2,700,000	2,710,057
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT, 0.00%, 07/20/2027(a)(k)	4,250,000	32,184
Upstart Pass-Through Trust Series
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027(a)	11,400,000	25,509
Series 2021-ST4, Class CERT, 0.00%, 07/20/2027(a)	1,475,000	7,492
Series 2021-ST6, Class CERT, 0.00%, 08/20/2027(a)	9,416,000	95,826
Series 2021-ST7, Class CERT, 0.00%, 09/20/2029(a)	1,500,000	28,150
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029(a)	2,370,000	66,855
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029(a)	1,629,000	94,569
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030(a)	2,400,000	245,287
Series 2022-ST2, Class CERT, 0.00%, 04/20/2030(a)	1,500,000	171,819
Upstart Securitization Trust
Series 2022-1, Class C, 5.71%, 03/20/2032(a)	3,880,265	1,230,914
Series 2022-2, Class C, 8.43%, 05/20/2032(a)	1,112,459	787,169
Series 2022-4, Class R, 0.00%, 08/20/2032(a)	17,500	1,208,716
Series 2023-2, Class C, 11.87%, 06/20/2033(a)	1,650,061	1,711,212
Series 2025-4, Class D, 7.67%, 11/20/2035(a)	1,000,000	1,022,664
Series 2026-3, Class D, 7.20%, 07/20/2036(a)	3,000,000	2,984,431
		112,824,773
Credit Card — 0.0%(l)
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030(a)	500,000	503,144
Equipment — 0.3%
Octane Receivables Trust
Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	3,243,000	3,261,203
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(a)	3,288,000	3,431,276
		6,692,479
Property Assessed Clean Energy — 0.1%
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053(a)	2,557,278	2,296,204

See accompanying notes which are an integral part of these financial statements.

20

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Solar — 0.0%(l)
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/2048(a)	$874,914	$699,131
Mosaic Solar Loans LLC, Series 2021-2A, Class B, 2.09%, 04/22/2047(a)	678,086	484,728
		1,183,859
Structured Settlement — 0.0%(l)
Stone Street Receivables Funding, Series 2015-1A, Class C, 5.60%, 12/15/2054(a)	408,988	363,121
Whole Business — 0.1%
FAT Brands Fazoli’s Native LLC, 0.00%(i)	934,000	0
FAT Brands, Inc., Series 2021-1, Class A2, 7.00%, 07/25/2051(a)(i)	385,617	0
FBG Bid Co. LLC
10.50%, 06/20/2056(a)(i)	260,000	234,000
8.50%, 06/20/2056(a)(i)	578,390	578,390
FBG Top Co. LLC, 12.50%, 06/20/2056(a)(i)	801,000	600,750
		1,413,140
TOTAL ASSET-BACKED SECURITIES (Cost $357,976,476)		330,083,175
CORPORATE OBLIGATIONS — 12.4%
Basic Materials — 0.8%
Capstone Copper Corp., 6.75%, 03/31/2033(a)	1,610,000	1,619,667
Celanese US Holdings LLC, 7.38%, 02/15/2034	1,040,000	1,070,404
Century Aluminum Co., 6.88%, 08/01/2032(a)	1,050,000	1,067,590
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(a)	2,160,000	2,187,378
Consolidated Energy Finance SA, 12.00%, 02/15/2031(a)	1,580,000	1,652,593
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	1,100,000	1,099,499
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)	3,210,000	3,272,229
Magnera Corp., 4.75%, 11/15/2029(a)	1,190,000	1,109,574
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	2,160,000	2,182,594
Novelis Corp., 4.75%, 01/30/2030(a)	570,000	548,250
Olin Corp., 6.63%, 04/01/2033(a)	1,100,000	1,077,827
Trekor Metals Ltd., 8.25%, 05/01/2030(a)	2,060,000	2,143,193
		19,030,798
Communications — 0.5%
Cars.com, Inc., 6.38%, 11/01/2028(a)	2,100,000	2,088,633
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032(a)	1,750,000	1,559,723
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(a)	3,150,000	3,294,554
Gen Digital, Inc., 6.25%, 04/01/2033(a)	1,110,000	1,093,483
Gray Media, Inc., 5.38%, 11/15/2031(a)	3,160,000	2,351,530
Lamar Media Corp., 4.88%, 01/15/2029	520,000	512,865

See accompanying notes which are an integral part of these financial statements.

21

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Communications — (Continued)
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030(a)	$1,130,000	$1,092,153
SV RNO Property Owner 1, LLC, 5.88%, 03/01/2031(a)	550,000	511,426
Univision Communications, Inc., 4.50%, 05/01/2029(a)	1,150,000	1,089,890
		13,594,257
Consumer, Cyclical — 1.0%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	1,060,000	1,094,729
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(a)	2,200,000	2,167,983
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	2,060,000	2,153,625
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	2,090,000	2,144,311
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032(a)	1,070,000	1,078,770
Dorman Products, Inc., 6.25%, 06/15/2034(a)	540,000	542,214
FirstCash Holdings, Inc., 6.13%, 05/01/2034(a)	1,100,000	1,084,945
Goodyear Tire & Rubber Co., 8.88%, 07/15/2032	1,640,000	1,684,677
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(a)	1,090,000	1,108,649
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	1,140,000	1,095,206
NCL Corp. Ltd., 6.25%, 09/15/2033(a)	1,110,000	1,055,721
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	1,010,000	1,081,917
Newell Brands, Inc., 8.50%, 06/01/2028(a)	1,050,000	1,096,536
Penn Entertainment, Inc., 6.75%, 04/01/2031(a)	1,100,000	1,104,459
Phinia, Inc., 6.63%, 10/15/2032(a)	1,070,000	1,081,611
Resideo Funding II LLC, 6.50%, 07/15/2032(a)	1,090,000	1,091,359
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032	1,070,000	1,090,972
Viking Cruises Ltd., 5.88%, 10/15/2033(a)	2,190,000	2,169,524
		23,927,208
Consumer, Non-cyclical — 1.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	2,110,000	2,178,569
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)	1,050,000	1,080,182
B&G Foods, Inc., 8.00%, 09/15/2028(a)	390,000	381,760
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	540,000	540,307
Charlotte Buyer, Inc., 8.00%, 06/30/2031(a)	540,000	546,191
Chobani Holdco LLC, 6.38%, 04/15/2034(a)	225,000	225,767
Concentra Health Services, Inc., 6.88%, 07/15/2032(a)	1,050,000	1,081,024
DaVita, Inc., 6.88%, 09/01/2032(a)	1,590,000	1,635,255
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	1,070,000	1,100,088
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	1,580,000	1,617,885
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)	2,150,000	2,019,786
Hertz Corp.,12.63%, 07/15/2029(a)	1,120,000	731,341
Medline Borrower LP, 5.25%, 10/01/2029(a)	1,640,000	1,625,837
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	1,640,000	1,622,866
Performance Food Group, Inc., 4.25%, 08/01/2029(a)	1,670,000	1,615,935
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	2,320,000	2,205,770
Post Holdings, Inc., 6.38%, 03/01/2033(a)	2,200,000	2,168,215
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	2,240,000	2,180,720
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	2,270,000	2,195,724

See accompanying notes which are an integral part of these financial statements.

22

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-cyclical — (Continued)
Synergy Infrastructure Holdings LLC, 7.00%, 07/15/2034(a)	$1,090,000	$1,100,324
Upbound Group, Inc., 6.38%, 02/15/2029(a)	1,120,000	1,112,437
US Foods, Inc., 7.25%, 01/15/2032(a)	530,000	548,281
VT Topco, Inc., 8.50%, 08/15/2030(a)	2,120,000	2,167,058
		31,681,322
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(a)	1,600,000	1,630,123
Energy — 1.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	1,560,000	1,628,484
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	1,070,000	1,085,937
Borr IHC Ltd. / Borr Finance LLC, 9.00%, 01/15/2034(a)	1,640,000	1,607,607
Bristow Group, Inc., 6.75%, 02/01/2033(a)	540,000	540,978
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031(a)	2,070,000	2,215,763
Caturus Energy LLC, 7.13%, 05/15/2031(a)	550,000	545,912
Comstock Resources, Inc., 5.88%, 01/15/2030(a)	2,240,000	2,111,865
CVR Energy, Inc., 7.88%, 02/15/2034(a)	2,180,000	2,216,700
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	2,090,000	2,175,434
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	1,070,000	1,084,466
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)	550,000	549,276
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(a)	1,080,000	1,092,674
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	600,000	601,043
Kodiak Gas Services LLC, 6.50%, 10/01/2033(a)	1,070,000	1,069,231
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	800,000	802,327
Oceaneering International, Inc., 6.88%, 07/15/2034(a)	530,000	542,563
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030(a)	1,060,000	1,100,890
Seadrill Finance Ltd., 6.75%, 07/15/2034(a)	560,000	539,508
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	2,320,000	2,214,577
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(a)	1,050,000	1,076,993
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034(a)	2,160,000	2,182,166
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	1,070,000	1,094,549
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(a)	1,070,000	1,093,596
Validus Energy II Midcon LLC, 8.00%, 08/01/2031(a)	1,100,000	1,095,774
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	4,950,000	4,933,294
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(a)	1,060,000	1,092,497
		36,294,104

See accompanying notes which are an integral part of these financial statements.

23

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — 5.7%
Apollo Debt Solutions BDC, 5.70%, 01/23/2031(a)	$7,895,000	$7,687,936
Ares Capital Corp., 5.10%, 01/15/2031	4,990,000	4,798,197
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032(a)	250,000	253,109
Atlantic Union Bankshares Corp., 6.25% to 08/01/2031 then 3 mo. Term SOFR + 2.13%, 08/01/2036	2,500,000	2,515,232
BankGuam Holding Co., 7.88% (3 mo. Term SOFR + 4.13%), 07/01/2031(a)	2,000,000	1,961,892
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	1,020,000	1,054,914
Blackstone Private Credit Fund
5.05%, 09/10/2030	305,000	291,696
6.00%, 01/29/2032	7,681,000	7,514,682
Brookline Bancorp, Inc., 7.24% (3 mo. Term SOFR + 3.58%), 09/15/2029	1,000,000	999,839
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	2,595,000	2,190,297
CRC Insurance Group, 7.13%, 06/01/2031(a)	2,190,000	2,186,960
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	1,600,000	1,601,280
Encore Capital Group, Inc., 6.63%, 04/15/2031(a)	1,070,000	1,075,293
Enterprise Financial Services Corp., 6.25% to 07/01/2031 then 3 mo. Term SOFR + 2.32%, 07/01/2036	3,000,000	2,989,584
EZCORP, Inc., 7.38%, 04/01/2032(a)	1,560,000	1,634,829
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032(a)	3,000,000	2,876,243
First Northwest Bancorp, 6.73% (3 mo. Term SOFR + 3.00%), 03/30/2031	1,500,000	1,456,201
Firstsun Capital Corp., 3.50% to 02/01/2027 then 3 mo. Term SOFR + 2.04%, 02/01/2032	1,000,000	963,121
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(a)	4,470,000	4,314,839
FS Bancorp, Inc., 7.01% (3 mo. Term SOFR + 3.37%), 02/15/2031	1,000,000	985,840
Georgia Banking Co., Inc., 7.07% (3 mo. Term SOFR + 3.40%), 06/15/2031(a)	4,000,000	3,934,456
GGAM Finance Ltd., 5.88%, 03/15/2030(a)	1,640,000	1,633,850
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	3,190,000	3,244,785
goeasy Ltd., 6.88%, 02/15/2031(a)	2,250,000	2,013,993
Goldman Sachs Private Credit Corp.
5.88%, 01/31/2031	3,750,000	3,684,745
6.15%, 06/16/2031(a)	4,125,000	4,073,146
Golub Capital BDC, Inc.
6.00%, 07/15/2029	1,690,000	1,692,230
6.25%, 06/01/2031	5,855,000	5,767,764
HA Sustainable Infrastructure Capital, Inc., 7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	1,070,000	1,078,777
Hanmi Financial Corp., 6.50% to 07/31/2031 then 3 mo. Term SOFR + 2.34%, 07/31/2036(a)	2,000,000	1,994,852
Jacksonville Bancorp, Inc. Statutory Trust, 7.68% (3 mo. Term SOFR + 4.01%), 09/15/2038(a)	1,200,000	1,192,140
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	2,130,000	2,172,278

See accompanying notes which are an integral part of these financial statements.

24

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(a)	$1,120,000	$1,100,869
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(a)	1,560,000	1,629,952
LD Holdings Group LLC, 6.13%, 04/01/2028(a)	500,000	402,711
Millrose Properties, Inc., 6.38%, 08/01/2030(a)	1,080,000	1,088,967
Morgan Stanley Direct Lending Fund
6.00%, 05/19/2030	7,820,000	7,705,827
6.10%, 07/15/2031	4,125,000	4,027,950
Mutual Bancorp, Inc., 6.25% to 07/01/2031 then 3 mo. Term SOFR + 2.31%, 07/01/2036(a)	3,000,000	3,003,392
Narragansett Financial Corp., 6.84% (3 mo. Term SOFR + 3.19%), 05/15/2031(a)	2,000,000	1,936,142
NexBank Capital, Inc., 6.00%, 07/15/2032(a)	1,000,000	967,685
OceanFirst Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	3,000,000	2,860,549
OneMain Finance Corp., 7.13%, 11/15/2031	2,150,000	2,180,154
PennyMac Financial Services, Inc., 6.75%, 02/15/2034(a)	1,720,000	1,596,822
PHH Corp., 9.88%, 11/01/2029(a)	1,680,000	1,665,642
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	3,220,000	3,336,458
PRA Group, Inc., 5.00%, 10/01/2029(a)	1,720,000	1,630,457
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	1,560,000	1,611,826
ReadyCap Holdings LLC, 9.38%, 03/01/2028(a)	3,000,000	2,977,500
Renasant Corp., 6.40% to 05/01/2028 then 3 mo. Term SOFR + 3.65%, 05/01/2033	1,000,000	995,969
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	540,000	549,556
Rocket Cos., Inc., 7.13%, 02/01/2032(a)	2,090,000	2,143,694
South Street Securities Funding LLC, 6.25%, 12/30/2026(a)	1,000,000	1,000,220
Starwood Property Trust, Inc., 6.13%, 06/01/2031(a)	1,090,000	1,087,997
Stonebriar ABF Issuer LLC, 7.00%, 08/15/2031(a)	1,100,000	1,101,413
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	2,130,000	2,163,558
Texas State Bankshares, Inc., 7.48% (3 mo. Term SOFR + 3.81%), 06/15/2029(a)	2,000,000	1,995,422
Trinitas Capital Management LLC, 7.75%, 11/01/2030(a)	5,000,000	4,956,250
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	2,210,000	2,181,641
UWM Holdings LLC, 6.25%, 03/15/2031(a)	1,190,000	1,062,888
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(a)	520,000	535,849
Walker & Dunlop, Inc., 6.63%, 04/01/2033(a)	1,100,000	1,102,279
		142,434,639
Industrial — 1.2%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	1,070,000	1,078,976
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)	1,570,000	1,617,799
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)	1,060,000	1,075,695
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	1,590,000	1,641,875
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	1,080,000	1,107,800

See accompanying notes which are an integral part of these financial statements.

25

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Builders FirstSource, Inc., 6.75%, 05/15/2035(a)	$2,160,000	$2,141,227
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,400,000	1,236,872
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	1,140,000	1,086,553
Coherent Corp., 5.00%, 12/15/2029(a)	1,110,000	1,087,004
Enerflex, Inc., 6.88%, 01/15/2031(a)	1,070,000	1,088,218
Esab Corp., 5.63%, 04/01/2031(a)	540,000	534,821
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(a)	1,100,000	1,086,510
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	540,000	543,770
Knife River Corp., 7.75%, 05/01/2031(a)	1,060,000	1,095,879
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031(a)	2,210,000	2,095,022
9.50%, 06/01/2033(a)	465,000	457,838
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	1,070,000	1,084,719
Reworld Holding Corp., 4.88%, 12/01/2029(a)	1,140,000	1,082,752
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	520,000	504,564
Seaspan Corp., 5.50%, 08/01/2029(a)	1,130,000	1,098,787
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	1,160,000	1,080,338
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(a)	2,080,000	2,179,453
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	1,090,000	1,093,115
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(a)	1,050,000	1,083,052
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	990,000	1,096,121
XPO, Inc., 7.13%, 06/01/2031(a)	530,000	544,553
		29,823,313
Technology — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/2033(a)	1,090,000	1,061,618
CACI International, Inc., 6.38%, 06/15/2033(a)	750,000	756,490
Unisys Corp., 10.63%, 01/15/2031(a)	1,850,000	1,740,161
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	1,080,000	1,092,925
		4,651,194
Utilities — 0.2%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	1,110,000	1,089,500
NRG Energy, Inc., 6.25%, 11/01/2034(a)	2,170,000	2,165,519
Vistra Operations Co. LLC, 6.88%, 04/15/2032(a)	1,040,000	1,074,823
VoltaGrid LLC, 7.38%, 11/01/2030(a)	1,060,000	1,065,899
		5,395,741
TOTAL CORPORATE OBLIGATIONS (Cost $309,052,592)		308,462,699
COLLATERALIZED LOAN OBLIGATIONS — 9.7%
Abry Liquid Credit CLO Ltd., Series 2026-3A, Class D1, 6.53% (3 mo. Term SOFR + 2.80%), 04/20/2039(a)	4,000,000	4,010,548
Anchorage Capital CLO Ltd.
Series 2023-26A, Class D1R, 7.13% (3 mo. Term SOFR + 3.40%), 03/19/2038(a)	3,250,000	3,279,019
Series 2023-26A, Class D2R, 8.48% (3 mo. Term SOFR + 4.75%), 03/19/2038(a)	2,000,000	2,008,164

See accompanying notes which are an integral part of these financial statements.

26

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Antares CLO Ltd., Series 2026-1A, Class E, 10.23% (3 mo. Term SOFR + 6.50%), 04/20/2039(a)	$1,500,000	$1,488,750
Anthelion CLO Ltd.
Series 2025-1A, Class D1, 7.38% (3 mo. Term SOFR + 3.65%), 07/20/2036(a)	4,500,000	4,516,479
Series 2025-2A, Class D1, 6.93% (3 mo. Term SOFR + 3.20%), 04/20/2039(a)	7,000,000	7,074,109
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.30% (1 mo. Term SOFR + 2.64%), 01/20/2041(a)	4,000,000	4,023,436
Ares CLO Ltd., Series 2026-81A, Class E, 9.29% (3 mo. Term SOFR + 5.60%), 07/15/2039(a)	1,000,000	1,005,000
Atlas Senior Loan Fund Ltd., Series 2022-20A, Class D1R, 7.58% (3 mo. Term SOFR + 3.85%), 10/19/2037(a)	3,250,000	3,260,901
Audax Senior Debt CLO, LLC
Series 2021-6A, Class DR, 6.93% (3 mo. Term SOFR + 3.20%), 10/20/2037(a)	2,000,000	1,930,386
Series 2023-8A, Class CR, 5.83% (3 mo. Term SOFR + 2.10%), 01/20/2038(a)	1,480,000	1,468,012
Barings Middle Market CLO Ltd.
Series 2018-II, Class COM, 0.00%, 01/15/2031(b)	428,329	12,850
Series 2023-IA, Class A1, 6.18% (3 mo. Term SOFR + 2.45%), 01/20/2036(a)(d)	5,507,518	5,521,353
Series 2023-IIA, Class CR, 7.68% (3 mo. Term SOFR + 3.95%), 07/20/2034(a)	1,750,000	1,748,252
Battalion CLO Ltd., Series 2025-29A, Class D1, 7.05% (3 mo. Term SOFR + 3.30%), 03/31/2038(a)	5,000,000	5,015,840
Black Diamond CLO Ltd.
Series 2022-1A, Class D1R, 7.11% (3 mo. Term SOFR + 3.30%), 04/25/2039(a)	3,750,000	3,764,606
Series 2025-2A, Class D1, 7.30% (3 mo. Term SOFR + 3.55%), 10/15/2038(a)	6,000,000	6,013,476
Blackrock CLO Ltd.
Series 2021-6A, Class DR, 8.43% (3 mo. Term SOFR + 4.70%), 04/20/2037(a)	7,500,000	7,289,828
Series 2025-1A, Class C, 6.50% (3 mo. Term SOFR + 2.75%), 07/15/2037(a)	4,000,000	3,999,816
Series 2026-3A, Class D, 0.00% (3 mo. Term SOFR + 3.75%), 07/23/2034(a)(m)	1,000,000	1,000,000
Series 5A, Class CR, 6.81% (3 mo. Term SOFR + 3.15%), 06/15/2034(a)	5,000,000	5,020,890
Blackrock DLF CLO LLC, Series 2026-2A, Class C, 6.40% (3 mo. Term SOFR + 2.70%), 07/25/2034(a)	5,000,000	4,922,650
Brightwood Capital MM CLO Ltd., Series 2025-1A, Class C1, 6.75% (3 mo. Term SOFR + 3.00%), 04/15/2036(a)	1,000,000	1,001,060
Canyon CLO Ltd., Series 2025-3A, Class D2, 7.00% (3 mo. Term SOFR + 3.25%), 01/15/2039(a)	5,000,000	5,049,385

See accompanying notes which are an integral part of these financial statements.

27

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Carlyle Global Market Strategies
Series 2016-1A, Class CR3, 6.93% (3 mo. Term SOFR + 3.20%), 04/20/2034(a)	$4,000,000	$4,018,988
Series 2021-11A, Class ER2, 10.22% (3 mo. Term SOFR + 6.44%), 07/25/2039(a)	2,000,000	1,980,000
Cerberus Loan Funding LP
Series 2023-4A, Class DR, 6.95% (3 mo. Term SOFR + 3.20%), 10/15/2035(a)	4,500,000	4,495,500
Series 2024-2A, Class D, 8.70% (3 mo. Term SOFR + 4.95%), 07/15/2036(a)	3,660,000	3,667,302
CQS US CLO Ltd.
Series 2025-5A, Class D1, 6.90% (3 mo. Term SOFR + 3.15%), 01/17/2039(a)	2,000,000	2,012,774
Series 2026-6A, Class D1, 6.93% (3 mo. Term SOFR + 3.20%), 03/31/2039(a)	6,000,000	6,038,634
Crown City CLO Ltd., Series 2020-1A, Class D1RR, 6.73% (3 mo. Term SOFR + 3.00%), 07/20/2038(a)	2,625,000	2,624,895
Deerpath Capital CLO Ltd., Series 2024-1A, Class DR, 7.93% (3 mo. Term SOFR + 4.30%), 07/15/2038(a)	2,300,000	2,300,000
Fort Washington CLO Ltd., Series 2021-2A, Class E, 10.60% (3 mo. Term SOFR + 6.87%), 10/20/2034(a)	1,250,000	1,249,961
Fortress Credit Opportunities CLO LLC, Series 2023-21A, Class DR, 7.58% (3 mo. Term SOFR + 3.85%), 01/21/2037(a)	1,750,000	1,723,668
Franklin Park Place CLO LLC, Series 2025-1A, Class D1, 6.85% (3 mo. Term SOFR + 3.10%), 07/15/2038(a)	5,000,000	5,046,130
Gallatin CLO Ltd.
Series 2023-1A, Class D1R, 7.34% (3 mo. Term SOFR + 3.60%), 10/14/2036(a)(d)	6,000,000	6,013,722
Series 2024-1A, Class D1, 7.73% (3 mo. Term SOFR + 4.00%), 10/20/2037(a)	3,000,000	3,006,507
Golub Capital LLC, Series 2022-1A, Class DR, 8.41% (3 mo. Term SOFR + 4.60%), 07/25/2033(a)	2,500,000	2,507,182
Great Lakes CLO Ltd.
Series 2021-5A, Class DR, 7.30% (3 mo. Term SOFR + 3.55%), 10/15/2037(a)	3,200,000	3,191,306
Series 2021-6A, Class CR, 7.15% (3 mo. Term SOFR + 3.40%), 07/15/2037(a)	3,000,000	3,013,851
Guggenheim MM CLO Ltd., Series 2023-6A, Class DR, 8.24% (3 mo. Term SOFR + 4.60%), 07/25/2038(a)	2,500,000	2,500,000
HPS Private Credit CLO LLC, Series 2024-2A, Class ER, 10.91% (3 mo. Term SOFR + 7.25%), 08/15/2039(a)	2,500,000	2,500,000
Ivy Hill Middle Market Credit Fund Ltd., Series 2024-22A, Class ER, 10.33% (3 mo. Term SOFR + 6.60%), 07/20/2038(a)	2,000,000	2,000,000
Kohlberg & Co. LLC, Series 2025-1A, Class A, 5.50% (3 mo. Term SOFR + 1.75%), 07/15/2037(a)	5,000,000	4,996,070
Madison Park Funding Ltd., Series 2019-33A, Class DR, 6.85% (3 mo. Term SOFR + 3.10%), 10/15/2032(a)	3,500,000	3,479,497
Magnetite CLO Ltd., Series 2025-43A, Class E, 10.25% (3 mo. Term SOFR + 6.50%), 07/15/2038(a)	1,250,000	1,264,859

See accompanying notes which are an integral part of these financial statements.

28

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Man US CLO Ltd.
Series 2023-1A, Class ER, 10.23% (3 mo. Term SOFR + 6.60%), 07/20/2039(a)	$1,500,000	$1,492,500
Series 2024-1A, Class D2, 8.93% (3 mo. Term SOFR + 5.20%), 07/20/2037(a)	2,000,000	2,004,294
Maranon Loan Funding Ltd.
Series 2021-3A, Class CR, 6.20% (3 mo. Term SOFR + 2.45%), 10/15/2036(a)	2,000,000	1,976,194
Series 2025-1A, Class E, 10.75% (3 mo. Term SOFR + 7.00%), 10/15/2037(a)	3,000,000	2,923,866
Marble Point CLO Ltd.
Series 2020-3A, Class D1R2, 6.73% (3 mo. Term SOFR + 3.00%), 10/19/2038(a)	3,000,000	3,007,500
Series 2022-1A, Class E, 11.91% (3 mo. Term SOFR + 8.18%), 04/20/2035(a)	3,000,000	2,775,771
Monroe Capital CLO Ltd.
Series 2019-1A, Class DR, 7.70% (3 mo. Term SOFR + 4.06%), 11/22/2033(a)	3,000,000	2,889,216
Series 2021-2A, Class C, 6.58% (3 mo. Term SOFR + 2.91%), 09/14/2033(a)	2,000,000	2,001,610
NBBLUE, 9.74%, 04/15/2040	5,000,000	5,098,000
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 11.23% (3 mo. Term SOFR + 7.50%), 04/20/2038(a)	5,000,000	5,052,055
NewStar Arlington Senior Loan Program, Series 2014-1A, Class DR, 7.68% (3 mo. Term SOFR + 4.01%), 04/25/2031(a)	2,000,000	1,997,544
Oaktree CLO Ltd., Series 2022-2A, Class D1R2, 7.00% (3 mo. Term SOFR + 3.25%), 10/15/2037(a)(d)	10,000,000	10,040,240
Obra CLO Management LLC, Series 2025-2A, Class D2, 7.98% (3 mo. Term SOFR + 4.25%), 07/20/2038(a)	2,000,000	2,018,056
Ocean Trails CLO Ltd., Series 2023-14A, Class D1R, 6.83% (3 mo. Term SOFR + 3.10%), 01/20/2038(a)	5,940,000	5,939,756
OFSI Fund Ltd., Series 2026-16A, Class D1, 6.90% (3 mo. Term SOFR + 3.25%), 03/31/2039(a)	3,000,000	3,012,963
Owl Rock CLO Ltd., Series 2020-3A, Class AR, 5.58% (3 mo. Term SOFR + 1.85%), 04/20/2036(a)(d)	7,205,000	7,208,422
Pikes Peak CLO Ltd., Series 2020-5A, Class FR, 11.55% (3 mo. Term SOFR + 7.82%), 10/20/2037(a)	1,000,000	926,226
Rad CLO Ltd., Series 2024-23A, Class DR, 9.80% (3 mo. Term SOFR + 6.09%), 07/20/2041(a)	2,000,000	1,992,000
Rockford Tower CLO Ltd., Series 2024-1A, Class ER, 10.37% (3 mo. Term SOFR + 6.60%), 07/20/2039(a)	1,000,000	975,000
Sculptor CLO Ltd.
Series 26A, Class D1AR, 7.13% (3 mo. Term SOFR + 3.40%), 01/20/2038(a)	2,600,000	2,623,143
Series 29A, Class D1R, 7.13% (3 mo. Term SOFR + 3.40%), 07/22/2038(a)	3,000,000	3,014,718

See accompanying notes which are an integral part of these financial statements.

29

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Sound Point CLO Ltd., Series 2025-2A, Class D1, 8.05% (3 mo. Term SOFR + 4.30%), 04/15/2038(a)(d)	$6,875,000	$6,899,296
TCW CLO Ltd., Series 2021-1A, Class D1R1, 6.83% (3 mo. Term SOFR + 3.10%), 01/20/2038(a)	5,000,000	4,987,895
Trinitas CLO Ltd., Series 2020-14A, Class DR2, 6.96% (3 mo. Term SOFR + 3.15%), 01/25/2034(a)	2,500,000	2,442,245
Warwick Capital CLO Ltd., Series 2025-6A, Class D2, 8.41%, 07/20/2038(a)	2,000,000	1,969,268
Willow Tree CLO LLC, Series 2024-1A, Class D, 8.55% (3 mo. Term SOFR + 4.80%), 10/17/2034(a)	3,250,000	3,254,309
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $242,870,107)		242,577,743
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
ACREC LLC, Series 2026-FL5, Class AS, 5.10% (1 mo. Term SOFR + 1.50%), 07/18/2043(a)	1,000,000	1,003,169
ALA Trust
Series 2025-OANA, Class C, 5.77% (1 mo. Term SOFR + 2.09%), 06/15/2040(a)	1,700,000	1,709,761
Series 2025-OANA, Class D, 6.77% (1 mo. Term SOFR + 3.09%), 06/15/2040(a)	1,300,000	1,313,845
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 6.57% (1 mo. Term SOFR + 2.89%), 07/15/2041(a)	4,500,000	4,519,769
Series 2024-IND, Class E, 7.61% (1 mo. Term SOFR + 3.94%), 07/15/2041(a)	4,500,000	4,518,239
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2039(a)	850,000	861,398
Bank, Series 2025-BNK51, Class D, 4.00%, 12/25/2067(a)	2,000,000	1,436,374
BX Trust
Series 2024-AIRC, Class C, 6.27% (1 mo. Term SOFR + 2.59%), 08/15/2041(a)	1,446,267	1,455,954
Series 2024-BIO, Class C, 6.32% (1 mo. Term SOFR + 2.64%), 02/15/2041(a)	4,800,000	4,795,675
Series 2024-BIO, Class D, 7.32% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	3,300,000	3,285,906
Series 2024-PALM, Class D, 6.32% (1 mo. Term SOFR + 2.64%), 06/15/2037(a)	985,288	988,791
Series 2024-VLT4, Class E, 6.57% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	287,850	285,976
Series 2024-VLT4, Class F, 7.61% (1 mo. Term SOFR + 3.94%), 06/15/2041(a)	4,317,750	4,298,765
Series 2025-BIO3, Class D, 6.96%, 02/10/2042(a)(b)	1,750,000	1,727,436
Series 2025-VLT7, Class D, 6.93% (1 mo. Term SOFR + 3.25%), 07/15/2044(a)	3,700,000	3,709,220
Series 2025-VOLT, Class C, 6.03% (1 mo. Term SOFR + 2.35%), 12/15/2044(a)	3,500,000	3,506,006
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 6.57% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	5,500,000	5,533,979

See accompanying notes which are an integral part of these financial statements.

30

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(b)	$1,600,000	$1,606,851
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040(a)(b)	1,200,000	1,197,175
Series 2024-HLTN, Class D, 7.71%, 04/13/2040(a)(b)	1,200,000	1,198,903
Extended Stay America Trust
Series 2025-ESH, Class D, 6.28% (1 mo. Term SOFR + 2.60%), 10/15/2042(a)	963,133	976,339
Series 2025-ESH, Class E, 7.03% (1 mo. Term SOFR + 3.35%), 10/15/2042(a)	2,600,460	2,632,935
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 7.90% (1 mo. Term SOFR + 4.22%), 07/15/2031(a)(k)	500,000	13,085
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, 6.12% (1 mo. Term SOFR + 2.44%), 05/15/2037(a)	800,000	802,824
Series 2024-ORL, Class D, 6.87% (1 mo. Term SOFR + 3.19%), 05/15/2037(a)	800,000	805,466
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(b)	700,000	708,328
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(b)	400,000	406,469
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.35%, 12/10/2034(a)(b)	3,250,000	3,221,887
INCREF LLC, Series 2026-FL3, Class A, 5.07% (1 mo. Term SOFR + 1.40%), 01/19/2044(a)	1,000,000	1,003,533
IP Mortgage Trust, Series 2025-IP, Class E, 6.85%, 06/10/2042(a)(b)	750,000	745,641
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(b)	5,000,000	4,409,550
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 04/15/2031(a)(k)	3,500,000	1,565,952
LONG Trust, Series 2026-ISL, Class C, 6.33% (1 mo. Term SOFR + 2.65%), 06/15/2043(a)	1,000,000	1,002,493
Morgan Stanley, Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	2,578,454	2,645,955
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	3,040,000	2,864,197
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, 5.44%, 11/05/2038(a)(b)	1,600,000	1,591,048
Series 2025-28L, Class D, 6.21%, 11/05/2038(a)(b)	1,600,000	1,592,762
TX Trust, Series 2024-HOU, Class D, 6.92% (1 mo. Term SOFR + 3.24%), 06/15/2039(a)	500,000	501,101
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 6.91%, 03/15/2038(a)(b)	5,200,000	5,211,237
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.75%, 08/10/2031(a)(b)	1,541,468	1,498,478
X-Caliber Funding LLC
11.00%, 09/01/2026(a)(k)	3,500,000	3,248,620
5.00%, 09/01/2026(a)(k)	300,000	283,770
11.42% (1 mo. Term SOFR + 7.75%), 09/15/2026(a)	628,203	625,375
6.42% (1 mo. Term SOFR + 2.75%), 09/15/2026(a)	3,350,418	3,341,613

See accompanying notes which are an integral part of these financial statements.

31

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
7.00%, 10/01/2027(a)(k)	$3,621,300	$910,963
11.46% (1 mo. LIBOR US + 6.50%), 11/15/2027(a)(f)(k)	1,628,000	163
Series 2019-1, Class B1, 19.40% (1 mo. Term SOFR + 15.75%), 11/06/2026(a)	5,129,931	518
Series 2021-10, Class B1, 11.77% (1 mo. Term SOFR + 8.12%), 04/06/2027(a)	2,000,000	2,019,080
Series 2021-9, Class B1, 11.77% (1 mo. Term SOFR + 8.12%), 10/06/2026(a)(k)	1,215,000	87
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $106,248,443)		93,582,661
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 3.3%
Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.23% (30 day avg SOFR US + 5.61%), 10/25/2049(a)	1,500,000	1,521,067
Series 2019-01, Class CE, 12.48% (30 day avg SOFR US + 8.86%), 10/25/2049(a)	2,000,000	2,026,308
Series 2020-01, Class CE, 11.23% (30 day avg SOFR US + 7.61%), 03/25/2050(a)	8,000,000	8,247,904
Federal Home Loan Mortgage Corp.
Series 2017-KF41, Class B, 6.25% (30 day avg SOFR US + 2.61%), 11/25/2026(a)	600,479	566,318
Series 2019-KF64, Class B, 6.05% (30 day avg SOFR US + 2.41%), 06/25/2027(a)	2,487,563	2,498,511
Series K-165, Class A2, 4.49%, 09/25/2034	14,498,000	14,030,367
Series K-170, Class A2, 5.00%, 02/25/2035(b)	10,700,000	10,735,759
Series K-171, Class A2, 4.40%, 06/25/2035(b)	1,750,000	1,677,258
Series KF169, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 11/25/2035	10,000,000	10,012,480
Series KF170, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 11/25/2035	9,999,602	10,012,082
Series KF171, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 03/25/2036	10,000,000	10,000,150
Series KF172, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 04/25/2036	10,000,000	10,012,480
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $81,762,086)		81,340,684

See accompanying notes which are an integral part of these financial statements.

32

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — 2.7%
Agency High Balance Residential Mortgages — 0.1%
7.00%, 04/26/2037	$166,070	$165,345
6.88%, 05/03/2037	571,457	567,160
6.88%, 05/24/2037	250,460	250,514
7.75%, 08/24/2037	207,643	210,423
5.13%, 05/24/2048	451,319	427,796
		1,621,238
Closed-End Second Lien Mortgages — 0.3%
Helios Loan Funding Trust
30037810, Spring EQ, 7.90%, 03/01/2039	52,776	55,587
30387297, Spring EQ, 10.10%, 05/01/2037	21,552	22,700
30425117, Spring EQ, 2.75%, 01/01/2050	46,869	49,365
30606300, Spring EQ, 3.00%, 03/01/2037	29,213	30,769
30618728, Spring EQ, 4.31%, 12/01/2048	85,851	90,424
31392676, Spring EQ, 3.00%, 08/01/2059	237,611	250,265
31401335, Spring EQ, 6.15%, 03/01/2052	65,971	69,484
31544200, Spring EQ, 10.25%, 07/01/2039	23,685	24,946
31708065, Spring EQ, 9.90%, 03/01/2042	67,333	70,918
31782916, Spring EQ, 4.00%, 07/01/2049	103,910	109,444
31785137, Spring EQ, 9.70%, 03/01/2042	50,270	52,948
31861658, Spring EQ, 8.55%, 05/01/2052	80,967	85,279
32081227, Spring EQ, 8.70%, 11/01/2048	28,133	29,632
32088986, Spring EQ, 7.30%, 11/01/2051	58,883	62,019
32097229, Spring EQ, 7.40%, 05/01/2052	50,351	53,033
32112612, Spring EQ, 8.25%, 05/01/2052	49,557	52,196
32210862, Spring EQ, 7.10%, 04/01/2050	53,274	56,111
32267260, Spring EQ, 10.20%, 03/01/2052	48,686	51,279
32415551, Spring EQ, 8.15%, 06/01/2052	353,638	372,471
32533660, Spring EQ, 9.40%, 10/01/2041	19,227	20,251
32979507, Spring EQ, 10.80%, 07/01/2039	13,051	13,746
33047076, Spring EQ, 8.49%, 02/01/2050	64,685	68,130
33095956, Spring EQ, 7.35%, 05/01/2052	44,953	47,347
33151441, Spring EQ, 10.00%, 06/01/2052	156,817	165,168
33233784, Spring EQ, 7.90%, 10/01/2051	49,308	51,934
33365844, Spring EQ, 7.20%, 05/01/2042	69,703	73,415
33463327, Spring EQ, 6.40%, 10/01/2049	36,276	38,208
33463811, Spring EQ, 5.90%, 12/01/2051	48,277	50,848
33531295, Spring EQ, 6.55%, 04/01/2042	156,370	164,697
33580224, Spring EQ, 10.34%, 03/01/2039	57,480	60,541
33612734, Spring EQ, 6.25%, 03/01/2052	42,513	44,777
33776160, Spring EQ, 5.80%, 04/01/2051	100,988	106,366
33781347, Spring EQ, 9.20%, 06/01/2052	117,338	123,587
33913588, Spring EQ, 8.20%, 03/01/2052	38,434	40,481
33969894, Spring EQ, 11.20%, 04/01/2052	58,507	61,623
34224375, Spring EQ, 5.55%, 03/01/2042	168,598	177,577
34280881, Spring EQ, 7.45%, 02/01/2052	38,166	40,199
34351657, Spring EQ, 6.20%, 07/01/2049	39,029	41,108

See accompanying notes which are an integral part of these financial statements.

33

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Closed-End Second Lien Mortgages — (Continued)
34412343, Spring EQ, 7.71%, 2/1/2051	$13,224	$13,929
34431411, Spring EQ, 6.45%, 10/01/2041	55,715	58,682
34499177, Spring EQ, 5.99%, 02/01/2062	31,993	33,696
34632673, Spring EQ, 7.00%, 07/01/2037	207,405	218,451
34675347, Spring EQ, 5.65%, 08/01/2051	52,542	55,340
34757686, Spring EQ, 7.90%, 09/01/2048	44,631	47,007
34907024, Spring EQ, 3.00%, 09/01/2039	17,330	18,253
34924918, Spring EQ, 6.60%, 11/01/2041	68,267	71,902
34976528, Spring EQ, 5.35%, 09/01/2051	231,415	243,739
35044048, Spring EQ, 2.75%, 03/01/2041	61,210	64,470
35152256, Spring EQ, 8.95%, 10/01/2051	71,462	75,267
35213282, Spring EQ, 8.50%, 06/01/2031	15,108	15,912
35397965, Spring EQ, 9.20%, 06/01/2052	96,990	102,155
35475973, Spring EQ, 5.60%, 04/01/2051	59,608	62,782
35587065, Spring EQ, 9.14%, 12/01/2033	44,061	46,408
35621609, Spring EQ, 7.00%, 10/01/2051	37,790	39,803
35760731, Spring EQ, 8.10%, 08/01/2051	108,464	114,240
35765044, Spring EQ, 5.55%, 04/01/2032	27,985	29,475
35771704, Spring EQ, 8.15%, 12/01/2033	17,489	18,420
35931159, Spring EQ, 6.50%, 05/01/2049	38,278	40,316
35985979, Spring EQ, 6.45%, 05/01/2052	97,144	102,318
36010588, Spring EQ, 8.50%, 07/01/2052	57,981	61,068
36019757, Spring EQ, 2.99%, 09/01/2045	58,002	61,090
36093947, Spring EQ, 9.90%, 10/01/2039	46,987	49,489
36502116, Spring EQ, 10.00%, 06/01/2052	52,820	55,633
36671910, Spring EQ, 6.85%, 01/01/2042	41,063	43,250
36753296, Spring EQ, 2.88%, 03/01/2049	159,344	167,830
36895499, Spring EQ, 6.50%, 06/01/2053	68,845	72,511
36941275, Spring EQ, 8.00%, 10/01/2051	126,749	133,499
37018993, Spring EQ, 7.99%, 04/01/2044	50,693	53,393
37062871, Spring EQ, 7.34%, 05/01/2044	61,250	64,512
37174654, Spring EQ, 9.35%, 11/01/2039	20,648	21,748
37337513, Spring EQ, 8.25%, 05/01/2052	177,655	187,116
37348460, Spring EQ, 8.10%, 06/01/2052	183,427	193,195
37356128, Spring EQ, 4.90%, 10/01/2039	26,177	27,571
37449018, Spring EQ, 8.90%, 02/01/2042	72,788	76,665
37452657, Spring EQ, 8.19%, 12/01/2038	48,135	50,698
37470071, Spring EQ, 9.50%, 10/01/2049	40,020	42,151
37551807, Spring EQ, 8.70%, 10/01/2049	102,593	108,057
38220671, Spring EQ, 7.30%, 05/01/2042	99,473	104,771
38515156, Spring EQ, 8.64%, 04/01/2049	72,559	76,423
38557507, Spring EQ, 10.40%, 02/01/2039	29,681	31,262
38576201, Spring EQ, 10.72%, 06/01/2060	24,410	25,710
38615352, Spring EQ, 8.05%, 12/01/2041	27,483	28,946
38681259, Spring EQ, 6.41%, 07/01/2057	91,341	96,205
38811479, Spring EQ, 5.70%, 08/01/2041	29,632	31,210
38837557, Spring EQ, 8.85%, 03/01/2042	49,826	52,479

See accompanying notes which are an integral part of these financial statements.

34

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Closed-End Second Lien Mortgages — (Continued)
38905745, Spring EQ, 10.50%, 01/01/2034	$27,668	$29,142
38963256, Spring EQ, 10.80%, 05/01/2052	170,270	179,338
39011368, Spring EQ, 2.80%, 04/01/2049	92,536	97,464
39164138, Spring EQ, 5.20%, 05/01/2051	201,567	212,301
39172965, Spring EQ, 9.50%, 06/01/2037	55,385	58,334
39184094, Spring EQ, 7.30%, 09/01/2051	40,570	42,731
39307973, Spring EQ, 3.00%, 12/01/2036	64,483	67,917
39495306, Spring EQ, 9.40%, 05/01/2052	68,216	71,849
39553577, Spring EQ, 7.20%, 08/01/2036	90,444	95,260
39586955, Spring EQ, 8.30%, 10/01/2051	57,585	60,652
39841131, Spring EQ, 3.35%, 04/01/2050	293,847	309,496
		7,592,404
Home Equity Lines of Credit — 2.3%
Helios Loan Funding Trust
30041410, Homebridge, 8.99%, (Prime Rate + 2.24%), 06/02/2056	121,000	127,444
30056427, Homebridge, 10.60%, (Prime Rate + 3.85%), 01/24/2055	93,391	98,365
30102871, Homebridge, 10.50%, (Prime Rate + 3.75%), 05/01/2054	53,400	56,244
30107765, Homebridge, 12.14%, (Prime Rate + 5.39%), 06/09/2056	61,505	64,780
30111971, Homebridge, 10.50%, (Prime Rate + 3.75%), 04/24/2054	73,479	77,392
30116413, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/01/2055	59,956	63,149
30118992, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/19/2055	102,200	107,643
30126655, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/31/2055	170,500	179,580
30132344, Homebridge, 11.22%, (Prime Rate + 3.72%), 02/14/2055	350,000	368,639
30147583, Spring EQ, 9.28%, (Prime Rate + 2.53%), 01/22/2052	48,231	50,800
30176736, Homebridge, 10.10%, (Prime Rate + 3.35%), 01/29/2055	125,000	131,657
30203681, Homebridge, 12.60%, (Prime Rate + 5.10%), 01/28/2055	126,745	133,495
30218263, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/20/2055	52,457	55,251
30235687, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/04/2055	100,000	105,326
30247423, Homebridge, 9.99%, (Prime Rate + 3.24%), 05/22/2054	10,000	10,533
30260715, Homebridge, 9.14%, (Prime Rate + 2.39%), 06/04/2056	93,500	98,479
30262448, Homebridge, 9.74%, (Prime Rate + 2.99%), 05/09/2055	47,847	50,395

See accompanying notes which are an integral part of these financial statements.

35

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
30290497, Homebridge, 9.16%, (Prime Rate + 2.41%), 11/09/2055	$250,000	$263,314
30305381, Homebridge, 10.75%, (Prime Rate + 4.00%), 05/22/2054	24,475	25,778
30319571, Homebridge, 10.34%, (Prime Rate + 3.59%), 06/05/2056	357,545	376,586
30334179, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/15/2055	125,000	131,657
30337605, Homebridge, 13.24%, (Prime Rate + 6.49%), 05/04/2054	59,500	62,669
30342275, Spring EQ, 11.88%, (Prime Rate + 5.12%), 08/17/2051	77,509	81,636
30350836, Homebridge, 8.34%, (Prime Rate + 1.59%), 06/08/2056	25,000	26,331
30360182, Homebridge, 9.35%, (Prime Rate + 2.60%), 02/11/2055	199,043	209,643
30368899, Homebridge, 8.94%, (Prime Rate + 2.19%), 11/22/2055	151,000	159,042
30376927, Homebridge, 9.85%, (Prime Rate + 3.10%), 02/27/2055	70,000	73,728
30409360, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/09/2055	30,802	32,442
30427112, Homebridge, 9.60%, (Prime Rate + 2.85%), 01/31/2055	391,309	412,149
30447144, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/03/2055	85,186	89,723
30513522, Homebridge, 10.00%, (Prime Rate + 3.25%), 05/20/2054	11,535	12,149
30546324, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/30/2055	21,355	22,492
30548462, Homebridge, 11.54%, (Prime Rate + 4.79%), 06/04/2056	30,000	31,598
30558001, Homebridge, 10.00%, (Prime Rate + 3.25%), 05/13/2054	27,395	28,853
30582382, Homebridge, 10.19%, (Prime Rate + 3.44%), 06/12/2056	51,000	53,716
30589930, Homebridge, 9.50%, (Prime Rate + 2.75%), 05/14/2054	40,000	42,130
30608554, Homebridge, 12.91%, (Prime Rate + 6.16%), 11/05/2055	59,600	62,774
30625605, Homebridge, 10.37%, (Prime Rate + 3.62%), 05/12/2055	97,000	102,166
30636351, Homebridge, 10.85%, (Prime Rate + 4.10%), 01/28/2055	120,452	126,867
30644225, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/07/2055	83,733	88,192
30647613, Homebridge, 10.63%, (Prime Rate + 3.88%), 05/08/2054	78,478	82,657

See accompanying notes which are an integral part of these financial statements.

36

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
30651113, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/24/2040	$40,276	$42,421
30674701, Homebridge, 8.79%, (Prime Rate + 2.04%), 11/07/2055	496,036	522,452
30684018, Homebridge, 9.75%, (Prime Rate + 3.00%), 06/05/2056	249,899	263,207
30688214, Homebridge, 9.24%, (Prime Rate + 2.49%), 05/22/2054	138,915	146,313
30696339, Homebridge, 9.47%, (Prime Rate + 2.72%), 01/30/2055	29,074	30,622
30707175, Homebridge, 9.60%, (Prime Rate + 2.85%), 02/01/2055	59,904	63,094
30719239, Homebridge, 8.74%, (Prime Rate + 1.99%), 06/08/2056	120,000	126,391
30721353, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/13/2055	92,200	97,110
30731314, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/18/2055	63,746	67,141
30755129, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/26/2055	110,724	116,620
30770325, Homebridge, 11.44%, (Prime Rate + 4.69%), 06/01/2056	101,473	106,877
30782230, Homebridge, 9.50%, (Prime Rate + 2.75%), 06/09/2056	88,973	93,711
30790848, Homebridge, 9.22%, (Prime Rate + 2.47%), 11/11/2055	104,604	110,175
30804978, Homebridge, 10.69%, (Prime Rate + 3.94%), 06/06/2056	60,000	63,195
30813219, Homebridge, 9.97%, (Prime Rate + 3.22%), 03/03/2055	84,642	89,149
30815549, Homebridge, 9.30%, (Prime Rate + 2.55%), 11/20/2055	85,816	90,386
30820092, Homebridge, 9.74%, (Prime Rate + 2.99%), 05/10/2054	39,824	41,945
30826760, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/31/2055	106,200	111,856
30844549, Homebridge, 9.60%, (Prime Rate + 2.85%), 02/04/2055	40,000	42,130
30844954, Homebridge, 10.47%, (Prime Rate + 3.72%), 03/14/2055	91,906	96,800
30857787, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/12/2055	150,000	157,988
30874420, Homebridge, 13.60%, (Prime Rate + 6.85%), 03/11/2055	45,000	47,396
30896991, Homebridge, 8.09%, (Prime Rate + 1.34%), 06/04/2056	100,000	105,326
30914855, Homebridge, 9.86%, (Prime Rate + 3.11%), 06/05/2056	114,400	120,492

See accompanying notes which are an integral part of these financial statements.

37

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
30919725, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/11/2055	$67,000	$70,568
30926856, Homebridge, 11.22%, (Prime Rate + 4.47%), 02/22/2055	39,117	41,200
30933239, Homebridge, 11.00%, (Prime Rate + 4.25%), 05/16/2054	36,575	38,523
30942348, Homebridge, 9.14%, (Prime Rate + 2.39%), 06/05/2056	13,000	13,692
30957474, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/08/2056	470,000	495,030
30973143, Homebridge, 10.59%, (Prime Rate + 3.84%), 06/10/2056	199,873	210,517
31004606, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/12/2055	54,427	57,325
31024476, Homebridge, 11.47%, (Prime Rate + 4.72%), 03/04/2055	89,018	93,759
31025841, Homebridge, 10.85%, (Prime Rate + 4.10%), 03/10/2055	90,000	94,793
31046314, Homebridge, 9.85%, (Prime Rate + 3.10%), 01/29/2055	120,000	126,391
31055299, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/06/2055	55,000	57,929
31060306, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/07/2055	59,322	62,481
31075324, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/03/2055	261,000	274,900
31076651, Homebridge, 10.60%, (Prime Rate + 3.85%), 03/06/2055	83,035	87,457
31172704, Homebridge, 10.60%, (Prime Rate + 3.85%), 01/29/2055	65,000	68,462
31194558, Homebridge, 9.60%, (Prime Rate + 2.85%), 01/14/2055	66,000	69,515
31230749, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/08/2056	70,000	73,728
31260743, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/06/2055	75,000	78,994
31260885, Homebridge, 9.24%, (Prime Rate + 2.49%), 05/20/2054	20,032	21,098
31270979, Homebridge, 9.72%, (Prime Rate + 2.97%), 03/07/2055	75,660	79,689
31284989, Homebridge, 11.47%, (Prime Rate + 4.72%), 03/03/2055	112,000	117,965
31300066, Homebridge, 10.10%, (Prime Rate + 3.35%), 06/04/2056	230,000	242,249
31339796, Homebridge, 11.85%, (Prime Rate + 5.10%), 01/29/2055	102,837	108,314
31351136, Homebridge, 9.14%, (Prime Rate + 2.39%), 06/08/2056	375,000	394,971

See accompanying notes which are an integral part of these financial statements.

38

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
31362453, Homebridge, 10.54%, (Prime Rate + 3.79%), 11/24/2055	$99,400	$104,694
31363667, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/07/2055	10,158	10,699
31376734, Homebridge, 10.44%, (Prime Rate + 3.69%), 06/08/2056	115,000	121,124
31382047, Homebridge, 9.97%, (Prime Rate + 3.22%), 11/11/2055	98,042	103,263
31389231, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/28/2055	41,838	44,066
31407340, Homebridge, 10.85%, (Prime Rate + 4.10%), 01/30/2055	150,000	157,988
31419422, Homebridge, 11.65%, (Prime Rate + 4.90%), 05/10/2054	25,000	26,331
31435184, Homebridge, 9.97%, (Prime Rate + 3.22%), 11/21/2055	87,377	92,030
31475835, Homebridge, 9.72%, (Prime Rate + 2.97%), 02/06/2055	43,751	46,081
31507902, Homebridge, 9.97%, (Prime Rate + 3.22%), 05/12/2055	180,000	189,586
31518214, Homebridge, 9.75%, (Prime Rate + 3.00%), 05/01/2054	81,511	85,851
31526057, Homebridge, 9.24%, (Prime Rate + 2.49%), 05/01/2054	7,688	8,098
31602920, Homebridge, 11.13%, (Prime Rate + 4.38%), 05/24/2054	120,818	127,252
31625136, Homebridge, 10.25%, (Prime Rate + 3.50%), 05/20/2054	82,200	86,578
31634826, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/31/2055	83,970	88,442
31674867, Homebridge, 11.79%, (Prime Rate + 5.04%), 06/04/2056	500,000	526,628
31686311, Homebridge, 10.25%, (Prime Rate + 3.50%), 05/20/2054	59,988	63,182
31704624, Homebridge, 9.97%, (Prime Rate + 3.22%), 11/06/2055	69,648	73,357
31710969, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/21/2055	66,801	70,359
31724406, Homebridge, 9.14%, (Prime Rate + 2.39%), 06/05/2056	40,000	42,130
31738992, Homebridge, 13.25%, (Prime Rate + 6.50%), 05/08/2054	88,866	93,598
31817411, Homebridge, 13.85%, (Prime Rate + 7.10%), 03/12/2055	30,000	31,598
31822032, Spring EQ, 9.44%, (Prime Rate + 2.69%), 04/01/2052	98,309	103,544
31848007, Homebridge, 10.97%, (Prime Rate + 4.22%), 01/27/2055	161,693	170,304

See accompanying notes which are an integral part of these financial statements.

39

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
31945778, Homebridge, 11.44%, (Prime Rate + 4.69%), 06/03/2056	$80,124	$84,391
31951296, Homebridge, 10.00%, (Prime Rate + 3.25%), 05/24/2054	69,760	73,475
31965940, Homebridge, 10.08%, (Prime Rate + 3.33%), 11/05/2055	73,900	77,836
31968967, Homebridge, 12.91%, (Prime Rate + 6.16%), 11/05/2055	25,000	26,331
31977074, Homebridge, 10.22%, (Prime Rate + 3.47%), 01/23/2055	60,000	63,195
31989835, Homebridge, 9.72%, (Prime Rate + 2.97%), 02/03/2055	110,000	115,858
31995260, Homebridge, 8.85%, (Prime Rate + 2.10%), 11/11/2055	181,794	191,475
31995781, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/08/2056	50,000	52,663
32028567, Homebridge, 9.85%, (Prime Rate + 3.10%), 02/12/2055	25,902	27,281
32070760, Homebridge, 10.35%, (Prime Rate + 3.60%), 02/05/2055	100,000	105,326
32071559, Homebridge, 11.14%, (Prime Rate + 4.39%), 06/05/2056	137,687	145,020
32078266, Homebridge, 12.91%, (Prime Rate + 6.16%), 05/07/2055	163,664	172,380
32088100, Homebridge, 9.35%, (Prime Rate + 2.60%), 01/14/2055	110,000	115,858
32108438, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/14/2055	180,000	189,586
32113126, Homebridge, 9.44%, (Prime Rate + 2.69%), 06/05/2056	55,000	57,929
32124171, Homebridge, 8.04%, (Prime Rate + 1.29%), 11/24/2055	67,759	71,367
32126205, Homebridge, 11.10%, (Prime Rate + 4.35%), 01/27/2055	87,800	92,476
32180426, Homebridge, 10.87%, (Prime Rate + 4.12%), 05/15/2055	37,500	39,497
32200567, Homebridge, 11.63%, (Prime Rate + 4.88%), 05/16/2054	39,100	41,182
32205709, Homebridge, 10.85%, (Prime Rate + 4.10%), 01/27/2055	254,567	268,124
32218552, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/31/2055	80,000	84,260
32232603, Homebridge, 7.94%, (Prime Rate + 1.19%), 11/24/2055	100,000	105,326
32236698, Homebridge, 8.94%, (Prime Rate + 2.19%), 06/04/2056	112,500	118,491
32275638, Homebridge, 9.72%, (Prime Rate + 2.97%), 03/11/2040	100,000	105,326

See accompanying notes which are an integral part of these financial statements.

40

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
32278693, Homebridge, 9.14%, (Prime Rate + 2.39%), 06/03/2056	$315,000	$331,775
32291777, Homebridge, 10.60%, (Prime Rate + 3.85%), 03/18/2055	87,357	92,009
32292583, Homebridge, 8.94%, (Prime Rate + 2.19%), 06/08/2056	192,000	202,225
32308357, Homebridge, 10.34%, (Prime Rate + 3.59%), 06/03/2056	467,047	491,920
32316782, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/13/2055	45,226	47,634
32333877, Homebridge, 9.85%, (Prime Rate + 3.10%), 02/17/2055	70,000	73,728
32334644, Homebridge, 10.35%, (Prime Rate + 3.60%), 01/28/2055	35,000	36,864
32378907, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/26/2055	267,000	281,219
32408362, Homebridge, 11.44%, (Prime Rate + 4.69%), 06/04/2056	150,000	157,988
32429097, Spring EQ, 7.99%, (Prime Rate + 1.24%), 02/07/2052	162,351	170,997
32438662, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/14/2055	38,068	40,095
32449319, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/03/2055	39,885	42,009
32461532, Homebridge, 10.50%, (Prime Rate + 3.75%), 05/01/2054	55,800	58,772
32463318, Homebridge, 10.13%, (Prime Rate + 3.38%), 05/01/2054	50,000	52,663
32469785, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/04/2056	59,053	62,198
32502459, Homebridge, 10.84%, (Prime Rate + 4.09%), 06/11/2056	164,084	172,822
32524976, Homebridge, 11.22%, (Prime Rate + 4.47%), 03/12/2055	50,000	52,663
32529145, Homebridge, 11.54%, (Prime Rate + 4.79%), 06/03/2056	245,568	258,646
32557232, Homebridge, 10.10%, (Prime Rate + 3.35%), 01/30/2055	60,000	63,195
32599110, Homebridge, 8.94%, (Prime Rate + 2.19%), 06/05/2056	345,000	363,373
32599912, Homebridge, 9.60%, (Prime Rate + 2.85%), 02/06/2055	57,000	60,036
32607216, Homebridge, 10.24%, (Prime Rate + 3.49%), 05/01/2054	545	574
32615925, Homebridge, 9.35%, (Prime Rate + 2.60%), 02/10/2055	9,127	9,613
32632168, Homebridge, 9.72%, (Prime Rate + 2.97%), 01/29/2055	50,000	52,663

See accompanying notes which are an integral part of these financial statements.

41

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
32689374, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/31/2055	$47,209	$49,723
32711832, Homebridge, 9.85%, (Prime Rate + 3.10%), 01/31/2055	25,000	26,331
32725938, Homebridge, 9.72%, (Prime Rate + 2.97%), 02/17/2055	83,570	88,021
32725973, Homebridge, 10.34%, (Prime Rate + 3.59%), 06/08/2056	26,000	27,385
32745406, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/23/2055	22,400	23,593
32756364, Homebridge, 12.50%, (Prime Rate + 5.75%), 02/10/2055	162,100	170,733
32767452, Homebridge, 10.34%, (Prime Rate + 3.59%), 06/08/2056	60,000	63,195
32775015, Homebridge, 11.24%, (Prime Rate + 4.49%), 05/06/2054	47,800	50,346
32788948, Homebridge, 12.75%, (Prime Rate + 6.00%), 04/30/2054	90,000	94,793
32789657, Homebridge, 11.47%, (Prime Rate + 4.72%), 01/07/2055	46,788	49,280
32791202, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/05/2056	28,473	29,989
32799307, Homebridge, 9.49%, (Prime Rate + 2.74%), 04/25/2054	67,084	70,656
32833257, Homebridge, 9.22%, (Prime Rate + 2.47%), 02/21/2055	73,450	77,362
32883192, Homebridge, 9.47%, (Prime Rate + 2.72%), 02/03/2055	78,500	82,681
32948480, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/31/2055	103,500	109,012
32958256, Homebridge, 12.50%, (Prime Rate + 5.75%), 03/11/2055	52,039	54,810
32986028, Homebridge, 11.85%, (Prime Rate + 5.10%), 01/22/2055	25,000	26,331
33005945, Homebridge, 11.25%, (Prime Rate + 4.50%), 05/13/2054	43,700	46,027
33009130, Homebridge, 9.24%, (Prime Rate + 2.49%), 05/15/2054	2,270	2,391
33015816, Homebridge, 8.85%, (Prime Rate + 2.10%), 03/07/2055	68,920	72,590
33035696, Homebridge, 10.85%, (Prime Rate + 4.10%), 02/07/2055	45,500	47,923
33036025, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/06/2055	91,000	95,846
33036086, Homebridge, 8.34%, (Prime Rate + 1.59%), 06/09/2056	205,875	216,839
33043750, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/10/2055	130,000	136,923

See accompanying notes which are an integral part of these financial statements.

42

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
33076736, Homebridge, 9.22%, (Prime Rate + 2.47%), 02/06/2055	$78,080	$82,238
33079137, Homebridge, 10.85%, (Prime Rate + 4.10%), 03/10/2055	232,000	244,355
33116579, Homebridge, 13.85%, (Prime Rate + 7.10%), 01/29/2055	52,200	54,980
33138454, Homebridge, 12.50%, (Prime Rate + 5.75%), 01/30/2055	108,000	113,752
33159257, Homebridge, 9.44%, (Prime Rate + 2.69%), 06/09/2056	80,000	84,260
33162128, Homebridge, 11.15%, (Prime Rate + 4.40%), 04/22/2054	51,912	54,677
33162790, Homebridge, 11.10%, (Prime Rate + 4.35%), 03/07/2055	2,918	3,074
33192600, Homebridge, 11.75%, (Prime Rate + 5.00%), 05/24/2054	56,988	60,023
33201703, Homebridge, 9.50%, (Prime Rate + 2.75%), 05/22/2054	34,187	36,008
33205561, Homebridge, 13.85%, (Prime Rate + 7.10%), 02/27/2055	70,000	73,728
33218052, Homebridge, 10.85%, (Prime Rate + 4.10%), 01/08/2055	245,495	258,569
33219963, Homebridge, 9.47%, (Prime Rate + 2.72%), 02/06/2040	78,600	82,786
33232608, Spring EQ, 8.49%, (Prime Rate + 1.74%), 01/13/2052	628	662
33278711, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/06/2055	25,000	26,331
33285756, Homebridge, 12.75%, (Prime Rate + 6.00%), 05/14/2054	70,000	73,728
33290065, Spring EQ, 13.00%, (Prime Rate + 6.25%), 12/08/2051	96,700	101,849
33336373, Homebridge, 10.24%, (Prime Rate + 3.49%), 05/21/2054	41,979	44,215
33339932, Homebridge, 12.00%, (Prime Rate + 5.25%), 05/08/2055	102,295	107,743
33388568, Homebridge, 9.47%, (Prime Rate + 2.72%), 01/25/2055	100,000	105,326
33409089, Homebridge, 13.85%, (Prime Rate + 7.10%), 03/12/2055	75,000	78,994
33465621, Homebridge, 9.24%, (Prime Rate + 2.49%), 05/21/2054	69,693	73,405
33470260, Homebridge, 11.22%, (Prime Rate + 4.47%), 02/07/2055	79,785	84,034
33497914, Homebridge, 8.34%, (Prime Rate + 1.59%), 06/04/2056	207,000	218,024
33525225, Homebridge, 13.85%, (Prime Rate + 7.10%), 02/19/2055	74,500	78,467

See accompanying notes which are an integral part of these financial statements.

43

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
33573145, Homebridge, 10.34%, (Prime Rate + 3.59%), 06/05/2056	$26,081	$27,470
33584361, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/06/2055	74,876	78,863
33591057, Homebridge, 13.60%, (Prime Rate + 6.85%), 01/31/2055	40,000	42,130
33603070, Homebridge, 10.35%, (Prime Rate + 3.35%), 01/23/2055	225,400	237,404
33617708, Homebridge, 9.22%, (Prime Rate + 2.47%), 01/22/2055	61,000	64,249
33621680, Homebridge, 9.44%, (Prime Rate + 2.69%), 06/05/2056	150,000	157,988
33641103, Homebridge, 11.74%, (Prime Rate + 4.99%), 05/24/2054	55,175	58,113
33659429, Homebridge, 9.14%, (Prime Rate + 2.39%), 06/08/2056	100,000	105,326
33666576, Homebridge, 10.10%, (Prime Rate + 3.35%), 01/16/2055	29,354	30,917
33703935, Homebridge, 13.41%, (Prime Rate + 6.41%), 11/05/2055	139,870	147,319
33705221, Homebridge, 10.25%, (Prime Rate + 3.50%), 05/15/2054	120,103	126,499
33712834, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/25/2055	29,826	31,414
33716169, Homebridge, 10.72%, (Prime Rate + 3.97%), 01/20/2055	114,501	120,599
33777989, Homebridge, 9.35%, (Prime Rate + 2.60%), 03/08/2055	443	467
33779131, Homebridge, 10.35%, (Prime Rate + 3.60%), 02/07/2055	69,510	73,212
33788175, Homebridge, 10.44%, (Prime Rate + 3.69%), 06/08/2056	30,000	31,598
33829490, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/30/2055	117,000	123,231
33857034, Homebridge, 7.94%, (Prime Rate + 1.19%), 11/24/2055	180,000	189,586
33890433, Homebridge, 9.85%, (Prime Rate + 3.10%), 02/03/2055	134,600	141,768
33904694, Homebridge, 12.50%, (Prime Rate + 5.75%), 01/10/2055	32,700	34,441
33906545, Homebridge, 9.44%, (Prime Rate + 2.69%), 06/03/2056	170,000	179,053
33933460, Homebridge, 10.13%, (Prime Rate + 3.38%), 05/24/2054	69,579	73,285
33958044, Homebridge, 11.10%, (Prime Rate + 4.35%), 02/07/2055	85	89
34011848, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/07/2055	27,000	28,438

See accompanying notes which are an integral part of these financial statements.

44

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
34018880, Homebridge, 10.47%, (Prime Rate + 3.72%), 03/14/2055	$88,853	$93,585
34047845, Homebridge, 10.44%, (Prime Rate + 3.69%), 06/05/2056	20,000	21,065
34054180, Spring EQ, 13.50%, (Prime Rate + 6.75%), 12/01/2051	32,519	34,251
34068226, Homebridge, 10.62%, (Prime Rate + 3.87%), 05/15/2055	89,709	94,486
34084401, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/05/2056	282,000	297,018
34085991, Homebridge, 10.24%, (Prime Rate + 3.49%), 05/21/2054	70,078	73,810
34099636, Homebridge, 10.10%, (Prime Rate + 3.35%), 06/04/2056	131,250	138,240
34119668, Homebridge, 9.75%, (Prime Rate + 3.00%), 05/16/2054	59,570	62,743
34141674, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/09/2055	53,600	56,454
34152129, Homebridge, 9.35%, (Prime Rate + 2.60%), 01/17/2055	194,553	204,914
34189415, Homebridge, 9.85%, (Prime Rate + 3.10%), 01/30/2055	51,998	54,767
34215131, Homebridge, 11.39%, (Prime Rate + 4.64%), 06/04/2056	50,000	52,663
34229686, Homebridge, 10.00%, (Prime Rate + 3.25%), 05/10/2054	15,000	15,799
34256528, Homebridge, 11.47%, (Prime Rate + 4.72%), 03/18/2055	146,289	154,080
34286416, Homebridge, 7.94%, (Prime Rate + 1.19%), 11/20/2055	100,000	105,326
34292596, Homebridge, 10.00%, (Prime Rate + 3.25%), 05/16/2054	242,642	255,564
34318866, Homebridge, 10.85%, (Prime Rate + 4.10%), 03/08/2055	68,024	71,647
34343487, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/03/2056	150,000	157,988
34346770, Homebridge, 9.75%, (Prime Rate + 3.00%), 05/23/2054	95,085	100,149
34418089, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/04/2056	250,000	263,314
34449256, Homebridge, 11.44%, (Prime Rate + 4.69%), 06/09/2056	460,000	484,497
34450435, Homebridge, 8.74%, (Prime Rate + 1.99%), 06/03/2056	160,000	168,521
34485682, Homebridge, 11.44%, (Prime Rate + 4.69%), 06/05/2056	391,620	412,476
34491919, Homebridge, 9.79%, (Prime Rate + 3.04%), 11/04/2055	26,613	28,030

See accompanying notes which are an integral part of these financial statements.

45

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
34529232, Homebridge, 11.44%, (Prime Rate + 4.69%), 06/09/2056	$158,034	$166,450
34550384, Homebridge, 10.12%, (Prime Rate + 3.37%), 05/12/2055	150,000	157,988
34570698, Homebridge, 10.13%, (Prime Rate + 3.38%), 05/20/2054	77,354	81,474
34592582, Homebridge, 11.47%, (Prime Rate + 4.72%), 03/09/2055	46,500	48,976
34597158, Homebridge, 9.35%, (Prime Rate + 2.60%), 02/25/2055	28,020	29,512
34599183, Homebridge, 12.50%, (Prime Rate + 5.75%), 01/29/2055	178,979	188,511
34602070, Homebridge, 11.47%, (Prime Rate + 4.72%), 01/10/2055	29,985	31,582
34628193, Homebridge, 9.84%, (Prime Rate + 3.09%), 06/09/2056	135,000	142,189
34629131, Homebridge, 12.50%, (Prime Rate + 5.75%), 01/28/2055	150,000	157,988
34637184, Homebridge, 9.60%, (Prime Rate + 2.85%), 01/30/2055	40,000	42,130
34651303, Homebridge, 10.10%, (Prime Rate + 3.35%), 03/07/2055	92,726	97,664
34671305, Homebridge, 9.72%, (Prime Rate + 2.97%), 01/17/2055	50,000	52,663
34683762, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/15/2055	45,664	48,096
34686535, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/03/2055	60,000	63,195
34689089, Homebridge, 12.35%, (Prime Rate + 5.60%), 03/07/2055	49,950	52,610
34693219, Homebridge, 13.24%, (Prime Rate + 6.49%), 04/22/2054	59,568	62,740
34696510, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/20/2055	99,200	104,483
34738022, Homebridge, 11.22%, (Prime Rate + 4.47%), 01/21/2040	98,646	103,900
34757531, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/13/2055	0	0
34760513, Homebridge, 10.85%, (Prime Rate + 4.10%), 05/09/2055	245,000	258,047
34762230, Homebridge, 10.10%, (Prime Rate + 3.35%), 01/14/2055	58,994	62,136
34766391, Homebridge, 11.47%, (Prime Rate + 4.72%), 03/05/2055	48,000	50,556
34774274, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/24/2055	26,658	28,078
34784793, Homebridge, 9.35%, (Prime Rate + 2.60%), 03/06/2055	196,859	207,342

See accompanying notes which are an integral part of these financial statements.

46

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
34791211, Homebridge, 10.00%, (Prime Rate + 3.25%), 05/23/2054	$38,086	$40,114
34793238, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/31/2055	9,938	10,467
34812789, Homebridge, 10.24%, (Prime Rate + 3.49%), 05/29/2054	14,179	14,934
34897511, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/20/2055	67,715	71,321
34933690, Homebridge, 13.60%, (Prime Rate + 6.85%), 01/31/2055	44,876	47,265
34959363, Homebridge, 11.97%, (Prime Rate + 5.22%), 02/04/2055	39,200	41,288
34964164, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/15/2055	158,237	166,664
34992232, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/10/2055	115,000	121,124
35024378, Homebridge, 10.85%, (Prime Rate + 4.10%), 01/31/2055	249,000	262,260
35150331, Homebridge, 9.50%, (Prime Rate + 2.75%), 06/04/2056	11,000	11,586
35173456, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/10/2040	80,000	84,260
35199000, Homebridge, 9.00%, (Prime Rate + 2.25%), 05/10/2055	94,295	99,317
35199023, Homebridge, 13.60%, (Prime Rate + 6.85%), 01/23/2055	94,000	99,006
35219395, Homebridge, 9.16%, (Prime Rate + 2.41%), 11/07/2055	50,000	52,663
35276392, Homebridge, 12.50%, (Prime Rate + 5.75%), 02/13/2055	100,000	105,326
35284922, Homebridge, 9.79%, (Prime Rate + 3.04%), 11/13/2055	118,000	124,284
35312013, Homebridge, 11.75%, (Prime Rate + 5.00%), 05/01/2054	89,856	94,642
35313561, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/05/2055	70,404	74,153
35313897, Homebridge, 11.44%, (Prime Rate + 4.69%), 06/07/2056	59,861	63,049
35324772, Homebridge, 11.47%, (Prime Rate + 4.72%), 03/12/2055	4,757	5,010
35348522, Homebridge, 10.60%, (Prime Rate + 3.85%), 01/31/2055	25,000	26,331
35367434, Homebridge, 10.85%, (Prime Rate + 4.10%), 01/14/2055	38,800	40,866
35423896, Homebridge, 10.24%, (Prime Rate + 3.49%), 05/14/2054	127,639	134,436
35425711, Homebridge, 10.60%, (Prime Rate + 3.85%), 01/30/2055	55,000	57,929

See accompanying notes which are an integral part of these financial statements.

47

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
35466925, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/09/2055	$38,483	$40,532
35489486, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/05/2055	65,000	68,462
35491926, Homebridge, 8.94%, (Prime Rate + 2.19%), 11/19/2055	30,000	31,598
35595928, Homebridge, 8.84%, (Prime Rate + 2.09%), 06/03/2056	60,000	63,195
35614938, Homebridge, 9.85%, (Prime Rate + 3.10%), 02/03/2055	87,000	91,633
35616581, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/29/2055	210,000	221,184
35639715, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/09/2056	130,000	136,923
35656255, Homebridge, 8.50%, (Prime Rate + 1.75%), 11/11/2055	298,418	314,310
35709108, Homebridge, 11.15%, (Prime Rate + 4.40%), 05/23/2054	57,100	60,141
35721646, Homebridge, 10.49%, (Prime Rate + 3.74%), 05/14/2054	34,900	36,759
35723093, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/11/2055	93,799	98,794
35764010, Homebridge, 11.47%, (Prime Rate + 4.72%), 03/10/2055	33,467	35,249
35764515, Homebridge, 9.47%, (Prime Rate + 2.72%), 02/09/2055	101,182	106,571
35782264, Homebridge, 9.79%, (Prime Rate + 3.04%), 05/26/2056	29,576	31,151
35809795, Homebridge, 9.63%, (Prime Rate + 2.88%), 05/14/2054	74,967	78,959
35817573, Homebridge, 12.50%, (Prime Rate + 5.75%), 01/10/2055	119,900	126,285
35818680, Homebridge, 10.64%, (Prime Rate + 3.89%), 06/12/2056	439,958	463,388
35819856, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/25/2055	129,998	136,921
35842089, Homebridge, 9.44%, (Prime Rate + 2.69%), 06/09/2056	36,564	38,511
35844353, Homebridge, 9.72%, (Prime Rate + 2.97%), 01/29/2055	40,000	42,130
35863065, Homebridge, 8.84%, (Prime Rate + 2.09%), 06/07/2056	90,000	94,793
35886916, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/20/2055	31,109	32,766
35895480, Homebridge, 10.13%, (Prime Rate + 3.38%), 04/22/2054	136,000	143,243
35908996, Homebridge, 9.85%, (Prime Rate + 3.10%), 03/21/2055	92,000	96,899

See accompanying notes which are an integral part of these financial statements.

48

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
35911296, Homebridge, 10.00%, (Prime Rate + 3.25%), 05/10/2054	$92,320	$97,236
35912165, Homebridge, 10.64%, (Prime Rate + 3.89%), 06/05/2056	330,900	348,522
35921136, Homebridge, 8.69%, (Prime Rate + 1.94%), 06/05/2056	500,000	526,628
35925733, Homebridge, 9.49%, (Prime Rate + 2.74%), 05/10/2054	98,229	103,461
35928869, Homebridge, 8.09%, (Prime Rate + 1.34%), 06/05/2056	52,000	54,769
35997507, Homebridge, 11.75%, (Prime Rate + 5.00%), 05/13/2054	39,978	42,107
36004274, Homebridge, 10.34%, (Prime Rate + 3.59%), 06/05/2041	75,000	78,994
36039960, Homebridge, 11.63%, (Prime Rate + 4.88%), 05/07/2054	45,349	47,764
36042902, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/06/2055	57,562	60,628
36089071, Homebridge, 9.44%, (Prime Rate + 2.69%), 06/03/2056	95,500	100,586
36097622, Homebridge, 9.35%, (Prime Rate + 2.60%), 02/27/2055	34,519	36,357
36105781, Homebridge, 10.99%, (Prime Rate + 4.24%), 04/24/2054	289,990	305,433
36108978, Homebridge, 13.24%, (Prime Rate + 6.49%), 06/07/2056	60,414	63,631
36112598, Homebridge, 8.84%, (Prime Rate + 2.09%), 06/09/2056	22,267	23,453
36113292, Spring EQ, 10.08%, (Prime Rate + 5.32%), 05/03/2052	117,500	123,757
36119255, Homebridge, 9.24%, (Prime Rate + 2.49%), 06/08/2056	33,100	34,863
36123438, Homebridge, 7.94%, (Prime Rate + 1.19%), 11/07/2055	2,333	2,458
36153712, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/11/2055	100,000	105,326
36197978, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/07/2055	38,050	40,076
36209404, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/04/2055	28,300	29,807
36217519, Homebridge, 9.16%, (Prime Rate + 2.41%), 11/20/2055	90,720	95,551
36222829, Homebridge, 15.25%, (Prime Rate + 8.00%), 04/24/2054	99,000	104,272
36231909, Homebridge, 10.85%, (Prime Rate + 4.10%), 02/28/2055	67,781	71,391
36298373, Homebridge, 9.19%, (Prime Rate + 2.44%), 11/21/2055	121,654	128,133

See accompanying notes which are an integral part of these financial statements.

49

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
36307256, Homebridge, 10.44%, (Prime Rate + 3.69%), 06/02/2056	$25,000	$26,331
36314474, Homebridge, 9.47%, (Prime Rate + 2.72%), 01/24/2055	74,980	78,973
36347226, Homebridge, 7.94%, (Prime Rate + 1.19%), 11/21/2055	88,702	93,425
36348054, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/09/2055	60,000	63,195
36362550, Homebridge, 10.35%, (Prime Rate + 3.60%), 02/05/2055	107,000	112,698
36367321, Homebridge, 10.24%, (Prime Rate + 3.49%), 11/21/2055	77,515	81,643
36403716, Homebridge, 11.10%, (Prime Rate + 4.35%), 01/13/2055	25,000	26,331
36414354, Homebridge, 11.44%, (Prime Rate + 4.69%), 06/08/2056	229,387	241,603
36449223, Homebridge, 9.87%, (Prime Rate + 3.12%), 05/07/2055	65,000	68,462
36452903, Homebridge, 11.22%, (Prime Rate + 4.47%), 02/04/2055	69,960	73,686
36462755, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/09/2056	92,516	97,443
36473930, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/13/2055	52,446	55,239
36474438, Homebridge, 9.64%, (Prime Rate + 2.89%), 11/26/2055	92,839	97,783
36477162, Homebridge, 9.44%, (Prime Rate + 2.69%), 06/07/2056	27,000	28,438
36501351, Homebridge, 10.60%, (Prime Rate + 3.85%), 01/22/2055	40,000	42,130
36523635, Homebridge, 9.75%, (Prime Rate + 3.00%), 05/21/2054	44,188	46,542
36534645, Homebridge, 12.50%, (Prime Rate + 5.75%), 03/10/2055	1,621	1,707
36545230, Homebridge, 12.91%, (Prime Rate + 6.16%), 05/08/2055	25,000	26,331
36568819, Homebridge, 10.58%, (Prime Rate + 3.83%), 05/01/2054	250,000	263,314
36586374, Homebridge, 10.00%, (Prime Rate + 3.25%), 05/21/2054	57,200	60,246
36597782, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/23/2055	13,800	14,535
36610962, Homebridge, 10.08%, (Prime Rate + 3.33%), 11/06/2055	70,000	73,728
36625130, Homebridge, 9.72%, (Prime Rate + 2.97%), 01/22/2055	79,800	84,050
36633260, Homebridge, 10.85%, (Prime Rate + 4.10%), 02/10/2055	91,000	95,846

See accompanying notes which are an integral part of these financial statements.

50

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
36658908, Homebridge, 9.47%, (Prime Rate + 2.72%), 02/15/2055	$120,000	$126,391
36667479, Spring EQ, 13.00%, (Prime Rate + 6.25%), 01/18/2052	109,944	115,800
36670342, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/13/2055	36,000	37,917
36670960, Homebridge, 10.25%, (Prime Rate + 3.50%), 05/01/2054	77,575	81,706
36686497, Homebridge, 10.89%, (Prime Rate + 4.14%), 06/12/2056	17,581	18,517
36699625, Homebridge, 8.74%, (Prime Rate + 1.99%), 06/05/2056	335,000	352,840
36725860, Homebridge, 9.97%, (Prime Rate + 3.22%), 03/03/2055	64,558	67,996
36788426, Homebridge, 10.22%, (Prime Rate + 3.47%), 03/12/2055	27,000	28,438
36793269, Homebridge, 10.60%, (Prime Rate + 3.85%), 01/22/2055	33,944	35,751
36800146, Homebridge, 10.58%, (Prime Rate + 3.83%), 05/20/2054	20,515	21,607
36848125, Homebridge, 8.09%, (Prime Rate + 1.34%), 06/04/2056	500,000	526,628
36860960, Homebridge, 9.47%, (Prime Rate + 2.72%), 01/30/2040	56,781	59,805
36892378, Homebridge, 14.25%, (Prime Rate + 7.50%), 05/01/2054	66,402	69,938
36896752, Homebridge, 10.35%, (Prime Rate + 3.60%), 02/27/2055	90,000	94,793
36897788, Homebridge, 9.97%, (Prime Rate + 3.22%), 05/07/2055	40,974	43,156
36903271, Homebridge, 9.72%, (Prime Rate + 2.97%), 02/02/2055	60,000	63,195
36916803, Homebridge, 10.34%, (Prime Rate + 3.59%), 06/08/2056	46,351	48,819
36945788, Homebridge, 9.47%, (Prime Rate + 2.72%), 02/11/2055	69,913	73,636
36976224, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/16/2055	65,000	68,462
37002900, Homebridge, 10.16%, (Prime Rate + 3.41%), 11/10/2055	79,700	83,944
37060406, Homebridge, 10.85%, (Prime Rate + 4.10%), 03/05/2040	109,936	115,791
37088960, Homebridge, 10.35%, (Prime Rate + 3.60%), 02/28/2055	3,828	4,031
37097454, Homebridge, 10.60%, (Prime Rate + 3.85%), 03/10/2055	95,156	100,224
37133317, Homebridge, 10.44%, (Prime Rate + 3.69%), 06/05/2056	49,850	52,505

See accompanying notes which are an integral part of these financial statements.

51

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
37153265, Homebridge, 9.24%, (Prime Rate + 2.49%), 05/01/2054	$100,000	$105,326
37155554, Homebridge, 9.72%, (Prime Rate + 2.97%), 02/06/2055	84,600	89,105
37189324, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/10/2055	48,797	51,396
37214772, Homebridge, 10.60%, (Prime Rate + 3.85%), 01/28/2055	55,000	57,929
37225687, Homebridge, 13.49%, (Prime Rate + 6.74%), 06/05/2056	58,028	61,118
37239568, Homebridge, 9.60%, (Prime Rate + 2.85%), 01/24/2055	293,000	308,604
37246895, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/21/2055	134,521	141,685
37262501, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/11/2055	60,000	63,195
37272023, Homebridge, 10.34%, (Prime Rate + 3.59%), 06/05/2056	89,222	93,973
37284628, Homebridge, 9.54%, (Prime Rate + 2.79%), 11/21/2055	88,711	93,436
37345441, Spring EQ, 8.49%, (Prime Rate + 1.74%), 01/06/2052	177,352	186,797
37346277, Homebridge, 11.04%, (Prime Rate + 4.29%), 11/21/2055	305,988	322,283
37435994, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/10/2055	90,000	94,793
37449744, Homebridge, 11.85%, (Prime Rate + 5.10%), 03/06/2055	43,785	46,117
37525664, Homebridge, 8.69%, (Prime Rate + 1.94%), 06/04/2056	75,000	78,994
37552470, Homebridge, 11.85%, (Prime Rate + 5.10%), 02/06/2055	75,000	78,994
37567733, Homebridge, 9.14%, (Prime Rate + 2.39%), 06/03/2056	75,000	78,994
37599386, Homebridge, 13.24%, (Prime Rate + 6.49%), 05/14/2054	56,281	59,278
37639456, Homebridge, 9.47%, (Prime Rate + 2.72%), 01/29/2055	24,850	26,173
37643957, Homebridge, 13.41%, (Prime Rate + 6.41%), 11/22/2055	40,724	42,893
37645695, Homebridge, 9.47%, (Prime Rate + 2.72%), 01/28/2055	103,537	109,051
37679020, Homebridge, 9.69%, (Prime Rate + 2.94%), 06/09/2056	500,000	526,628
37702464, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/03/2055	58,900	62,037
37754870, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/04/2055	65,774	69,276

See accompanying notes which are an integral part of these financial statements.

52

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
37785796, Homebridge, 9.47%, (Prime Rate + 2.72%), 03/04/2055	$125,000	$131,657
37793727, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/18/2055	132,300	139,346
37816378, Homebridge, 8.69%, (Prime Rate + 1.94%), 06/05/2056	156,753	165,101
37818262, Homebridge, 12.50%, (Prime Rate + 5.75%), 02/11/2055	70,000	73,728
37830994, Homebridge, 9.85%, (Prime Rate + 3.10%), 02/05/2055	78,298	82,468
37842751, Homebridge, 12.50%, (Prime Rate + 5.75%), 02/07/2055	60,000	63,195
37852747, Homebridge, 9.97%, (Prime Rate + 3.22%), 01/29/2055	59,700	62,879
37919047, Homebridge, 9.50%, (Prime Rate + 2.75%), 06/06/2056	249,467	262,752
37930077, Homebridge, 10.72%, (Prime Rate + 3.22%), 01/23/2055	365,481	384,945
37941253, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/31/2055	77,447	81,571
37973443, Homebridge, 9.10%, (Prime Rate + 2.35%), 11/21/2055	332,975	350,708
38036677, Homebridge, 10.44%, (Prime Rate + 3.69%), 11/25/2055	46,830	49,323
38042236, Homebridge, 9.84%, (Prime Rate + 3.09%), 06/08/2056	125,000	131,657
38042704, Homebridge, 10.10%, (Prime Rate + 3.35%), 01/15/2055	257,371	271,077
38053424, Homebridge, 11.47%, (Prime Rate + 4.72%), 01/08/2055	36,014	37,932
38054319, Homebridge, 9.34%, (Prime Rate + 2.59%), 06/03/2056	105,000	110,592
38054964, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/23/2055	30,850	32,493
38077783, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/03/2055	84,800	89,316
38083849, Homebridge, 9.22%, (Prime Rate + 2.47%), 03/03/2055	38,000	40,024
38104944, Homebridge, 9.72%, (Prime Rate + 2.97%), 03/18/2055	161,343	169,935
38117238, Homebridge, 10.44%, (Prime Rate + 3.69%), 06/03/2056	132,000	139,030
38123509, Homebridge, 10.10%, (Prime Rate + 3.35%), 06/09/2056	100,000	105,326
38134941, Homebridge, 9.54%, (Prime Rate + 2.79%), 06/07/2056	51,000	53,716
38172822, Homebridge, 9.47%, (Prime Rate + 2.72%), 02/19/2055	116,592	122,801

See accompanying notes which are an integral part of these financial statements.

53

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
38174336, Homebridge, 9.85%, (Prime Rate + 3.10%), 01/20/2055	$73,512	$77,427
38205675, Homebridge, 10.10%, (Prime Rate + 3.35%), 01/28/2055	101,000	106,379
38209220, Homebridge, 10.84%, (Prime Rate + 4.09%), 06/08/2056	101,517	106,923
38233463, Homebridge, 9.44%, (Prime Rate + 2.69%), 06/03/2056	160,000	168,521
38243165, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/08/2056	215,974	227,476
38254135, Homebridge, 10.50%, (Prime Rate + 3.75%), 05/06/2054	131,952	138,979
38256394, Homebridge, 10.59%, (Prime Rate + 3.84%), 06/03/2056	50,957	53,671
38278844, Spring EQ, 10.62%, (Prime Rate + 3.88%), 12/23/2051	67,330	70,916
38292864, Homebridge, 10.35%, (Prime Rate + 3.60%), 03/12/2055	66,831	70,390
38301886, Homebridge, 10.60%, (Prime Rate + 3.85%), 01/14/2055	129,400	136,291
38332129, Homebridge, 11.10%, (Prime Rate + 4.35%), 01/24/2055	74,787	78,770
38369341, Spring EQ, 8.49%, (Prime Rate + 1.74%), 12/01/2051	117,602	123,865
38384690, Homebridge, 10.60%, (Prime Rate + 3.85%), 03/18/2055	49,733	52,382
38411756, Homebridge, 10.99%, (Prime Rate + 4.24%), 05/15/2054	70,000	73,728
38422044, Homebridge, 9.85%, (Prime Rate + 3.10%), 01/28/2055	69,810	73,527
38429827, Homebridge, 9.60%, (Prime Rate + 2.85%), 01/25/2055	61,906	65,203
38432572, Homebridge, 10.60%, (Prime Rate + 3.85%), 03/06/2055	52,927	55,746
38433562, Homebridge, 8.69%, (Prime Rate + 1.94%), 06/04/2056	187,500	197,485
38452370, Homebridge, 12.14%, (Prime Rate + 5.39%), 06/05/2056	224,668	236,632
38534339, Homebridge, 8.09%, (Prime Rate + 1.34%), 06/03/2056	103,000	108,485
38547456, Homebridge, 8.79%, (Prime Rate + 2.04%), 11/05/2055	24,225	25,516
38576335, Spring EQ, 8.00%, 02/01/2064	94,232	99,251
38599509, Homebridge, 11.04%, (Prime Rate + 4.29%), 11/06/2055	109,656	115,495
38608567, Homebridge, 9.16%, (Prime Rate + 2.41%), 11/06/2055	141,453	148,986

See accompanying notes which are an integral part of these financial statements.

54

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
38631003, Homebridge, 10.00%, (Prime Rate + 3.25%), 05/22/2054	$56,665	$59,683
38649775, Homebridge, 10.13%, (Prime Rate + 3.38%), 05/01/2054	225,117	237,105
38659659, Homebridge, 12.50%, (Prime Rate + 5.75%), 03/07/2040	32,384	34,109
38665175, Homebridge, 7.94%, (Prime Rate + 1.19%), 11/06/2055	73,171	77,068
38689803, Homebridge, 10.38%, (Prime Rate + 3.63%), 05/16/2054	20,427	21,515
38704606, Homebridge, 10.47%, (Prime Rate + 3.72%), 03/18/2055	74,938	78,929
38708603, Homebridge, 10.47%, (Prime Rate + 3.72%), 03/14/2055	107,548	113,275
38726795, Homebridge, 10.85%, (Prime Rate + 4.10%), 01/24/2055	90,286	95,094
38727269, Homebridge, 10.08%, (Prime Rate + 3.33%), 11/21/2055	100,000	105,326
38732020, Homebridge, 11.22%, (Prime Rate + 4.47%), 02/02/2055	100,000	105,326
38747962, Homebridge, 10.47%, (Prime Rate + 3.72%), 03/13/2055	55	58
38759350, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/06/2055	114,422	120,516
38761600, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/07/2055	124,950	131,604
38766776, Homebridge, 8.85%, (Prime Rate + 2.10%), 01/30/2055	148	156
38835248, Homebridge, 9.64%, (Prime Rate + 2.89%), 06/05/2056	101,698	107,114
38835597, Homebridge, 11.75%, (Prime Rate + 5.00%), 05/24/2054	59,975	63,169
38858164, Homebridge, 9.22%, (Prime Rate + 2.47%), 11/07/2055	116,658	122,871
38869233, Homebridge, 8.34%, (Prime Rate + 1.59%), 06/04/2056	90,000	94,793
38869800, Homebridge, 11.69%, (Prime Rate + 4.94%), 06/05/2056	80,025	84,287
38898813, Homebridge, 11.85%, (Prime Rate + 5.10%), 02/04/2055	90,000	94,793
38944204, Homebridge, 10.38%, (Prime Rate + 3.63%), 04/29/2054	74,890	78,878
39055330, Homebridge, 13.49%, (Prime Rate + 6.74%), 05/22/2054	45,000	47,396
39066328, Homebridge, 9.50%, (Prime Rate + 2.75%), 05/07/2055	80,000	84,260
39074385, Homebridge, 9.60%, (Prime Rate + 2.85%), 02/20/2055	45,000	47,396

See accompanying notes which are an integral part of these financial statements.

55

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
39075336, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/04/2055	$155,101	$163,361
39110562, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/28/2055	65,000	68,462
39120410, Homebridge, 11.47%, (Prime Rate + 4.72%), 02/18/2055	78,500	82,681
39141118, Homebridge, 11.74%, (Prime Rate + 4.99%), 05/13/2054	121,651	128,130
39147889, Homebridge, 13.60%, (Prime Rate + 6.85%), 03/07/2055	133,500	140,610
39163133, Homebridge, 9.97%, (Prime Rate + 3.22%), 03/07/2055	33,000	34,757
39172041, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/22/2055	106,951	112,647
39189726, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/29/2055	13,600	14,324
39190087, Homebridge, 10.10%, (Prime Rate + 3.35%), 02/10/2055	54,400	57,297
39212885, Homebridge, 11.47%, (Prime Rate + 4.72%), 01/30/2055	41,900	44,131
39319953, Homebridge, 12.50%, (Prime Rate + 5.75%), 02/05/2055	52,000	54,769
39339218, Homebridge, 13.44%, (Prime Rate + 6.69%), 06/02/2056	100,000	105,326
39344142, Homebridge, 9.72%, (Prime Rate + 2.97%), 02/21/2055	91,267	96,128
39345466, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/03/2056	104,000	109,539
39354215, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/04/2055	105,500	111,118
39375107, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/08/2056	15,635	16,467
39378220, Homebridge, 10.25%, (Prime Rate + 3.50%), 05/09/2055	180,000	189,586
39387792, Homebridge, 10.47%, (Prime Rate + 3.72%), 02/12/2055	32,009	33,714
39395222, Homebridge, 9.47%, (Prime Rate + 2.72%), 03/03/2055	33,377	35,154
39397165, Homebridge, 9.19%, (Prime Rate + 2.44%), 06/01/2056	250,000	263,314
39407310, Homebridge, 7.94%, (Prime Rate + 1.19%), 11/08/2055	77,500	81,627
39410690, Homebridge, 10.44%, (Prime Rate + 3.69%), 06/02/2056	30,000	31,598
39434824, Homebridge, 9.79%, (Prime Rate + 3.04%), 06/04/2056	37,552	39,552
39437314, Homebridge, 9.19%, (Prime Rate + 2.44%), 06/04/2056	100,000	105,326

See accompanying notes which are an integral part of these financial statements.

56

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
39455323, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/06/2055	$60,000	$63,195
39460834, Homebridge, 9.60%, (Prime Rate + 2.85%), 02/03/2055	49,672	52,318
39481347, Homebridge, 9.85%, (Prime Rate + 3.10%), 02/05/2055	63,885	67,287
39481776, Homebridge, 12.50%, (Prime Rate + 5.75%), 02/14/2055	69,090	72,770
39488717, Homebridge, 9.97%, (Prime Rate + 3.22%), 03/01/2055	95,000	100,059
39497518, Homebridge, 10.10%, (Prime Rate + 3.35%), 01/14/2055	400,000	421,302
39515211, Homebridge, 13.24%, (Prime Rate + 6.49%), 06/08/2056	77,000	81,101
39520371, Homebridge, 8.59%, (Prime Rate + 1.84%), 06/09/2056	55,000	57,929
39521904, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/15/2055	31,283	32,949
39544488, Homebridge, 9.47%, (Prime Rate + 2.72%), 01/27/2055	68,969	72,642
39547389, Homebridge, 8.34%, (Prime Rate + 1.59%), 06/09/2056	200,000	210,651
39557217, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/19/2055	217,800	229,399
39599022, Homebridge, 10.10%, (Prime Rate + 3.35%), 01/31/2055	79,112	83,325
39599957, Homebridge, 13.60%, (Prime Rate + 6.85%), 02/07/2055	69,478	73,178
39612277, Homebridge, 11.22%, (Prime Rate + 4.47%), 01/31/2055	50,000	52,663
39644461, Homebridge, 12.50%, (Prime Rate + 5.75%), 01/29/2055	40,800	42,973
39653360, Homebridge, 10.85%, (Prime Rate + 4.10%), 01/30/2055	24,286	25,579
39661322, Homebridge, 10.85%, (Prime Rate + 4.10%), 02/07/2055	91,774	96,661
39676747, Homebridge, 10.47%, (Prime Rate + 2.97%), 02/28/2055	360,000	379,172
39733496, Homebridge, 9.24%, (Prime Rate + 2.49%), 05/20/2054	23,919	25,193
39736384, Homebridge, 11.40%, (Prime Rate + 4.65%), 05/20/2054	52,950	55,770
39739184, Homebridge, 10.60%, (Prime Rate + 3.85%), 02/03/2055	71,800	75,623
39760231, Homebridge, 11.10%, (Prime Rate + 4.35%), 03/19/2055	79,500	83,733
39764361, Homebridge, 9.72%, (Prime Rate + 2.97%), 03/07/2055	75,570	79,595

See accompanying notes which are an integral part of these financial statements.

57

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL WHOLE LOANS — (Continued)
Home Equity Lines of Credit — (Continued)
39802701, Homebridge, 10.60%, (Prime Rate + 3.85%), 01/16/2055	$139,717	$147,158
39833880, Homebridge, 10.85%, (Prime Rate + 4.10%), 03/05/2055	98,240	103,471
39845045, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/26/2055	55,000	57,929
39861820, Homebridge, 9.50%, (Prime Rate + 2.75%), 05/23/2054	89,000	93,739
39886889, Homebridge, 10.47%, (Prime Rate + 3.72%), 01/10/2055	25,065	26,400
39891195, Homebridge, 8.09%, (Prime Rate + 1.34%), 06/05/2056	125,000	131,656
39891594, Homebridge, 9.97%, (Prime Rate + 3.22%), 02/10/2055	69,136	72,818
39896288, Homebridge, 9.50%, (Prime Rate + 2.75%), 06/05/2056	108,679	114,466
39978252, Homebridge, 11.40%, (Prime Rate + 4.65%), 05/10/2054	200,000	210,651
39987069, Homebridge, 8.85%, (Prime Rate + 2.10%), 02/06/2055	91,194	96,051
39989618, Homebridge, 10.60%, (Prime Rate + 3.85%), 03/12/2055	400,000	421,302
39997793, Homebridge, 9.39%, (Prime Rate + 2.64%), 06/04/2056	96,000	101,112
		57,831,406
TOTAL RESIDENTIAL WHOLE LOANS (Cost $66,288,136)		67,045,048

	Shares
EXCHANGE TRADED FUNDS — 1.2%
Invesco Senior Loan ETF	1,282,171	26,143,466
iShares Broad USD High Yield Corporate Bond ETF	131,729	4,844,993
TOTAL EXCHANGE TRADED FUNDS (Cost $31,342,320)		30,988,459

	Par
COMMERCIAL REAL ESTATE — 0.9%
Geary(j)(n)	$7,068,750	8,082,750
Leavenworth(j)(n)	2,945,000	4,018,500
Octavia(j)(n)	8,003,750	10,364,500
TOTAL COMMERCIAL REAL ESTATE (Cost $18,707,750)		22,465,750

See accompanying notes which are an integral part of these financial statements.

58

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CONSTRUCTION LOANS — 0.8%
Helios Loan Funding Trust
40148814, Prager, 10.75%, 05/19/2027	$191,413	$192,056
40646588, Prager, 10.75%, 03/26/2027	241,517	242,329
41180399, Prager, 10.75%, 06/04/2027	224,980	225,736
41223988, Prager, 11.75%, 04/01/2027	102,289	102,632
41244201, Prager, 10.25%, 04/01/2027	3,300,000	3,311,088
41482062, Prager, 10.75%, 07/15/2027	22,208	22,282
41672485, Prager, 10.75%, 12/17/2027	825,706	828,481
41704958, Prager, 11.75%, 04/01/2027	102,289	102,632
42090575, Prager, 10.75%, 03/26/2027	241,517	242,329
42300872, Prager, 11.75%, 04/01/2027	102,289	102,632
42394624, Prager, 10.00%, 10/23/2027	1,014,291	1,017,699
42582623, Prager, 10.00%, 09/16/2027	1,141,232	1,145,066
43397317, Prager, 10.75%, 04/30/2027	581,567	583,521
43433927, Prager, 10.75%, 04/30/2027	543,828	545,655
43462338, Prager, 10.75%, 06/17/2027	52,000	52,175
43779339, Prager, 10.75%, 12/01/2027	940,000	943,158
43805483, Prager, 10.75%, 05/15/2027	205,125	205,814
44447742, Prager, 10.25%, 09/27/2027	832,530	835,327
44447980, Prager, 10.75%, 06/29/2027	961,500	964,731
44609499, Prager, 10.75%, 04/30/2027	542,408	544,230
44618294, Prager, 11.75%, 04/01/2027	102,289	102,632
44739661, Prager, 11.75%, 04/01/2027	102,289	102,632
45422290, Prager, 10.00%, 06/30/2027	229,477	230,248
45639454, Prager, 10.75%, 04/30/2027	560,945	562,830
45860100, Prager, 10.75%, 03/26/2027	241,517	242,329
46520781, Prager, 11.75%, 02/01/2028	729,177	731,627
46660754, Prager, 10.75%, 06/11/2027	282,047	282,995
46785923, Prager, 10.75%, 04/23/2027	528,799	530,576
47194505, Prager, 10.75%, 04/30/2027	558,044	559,919
47741304, Prager, 10.75%, 04/30/2027	567,476	569,383
48238449, Prager, 10.75%, 05/01/2027	436,606	438,073
48331080, Prager, 10.75%, 06/17/2027	52,000	52,175
48419324, Prager, 10.75%, 04/30/2027	572,770	574,694
48631529, Prager, 10.75%, 03/26/2027	241,517	242,329
48753680, Prager, 10.75%, 04/23/2027	528,799	530,576
49305680, Prager, 10.75%, 04/01/2027	927,960	931,078
TOTAL CONSTRUCTION LOANS (Cost $18,830,401)		18,893,671

See accompanying notes which are an integral part of these financial statements.

59

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 0.5%
Angel Oak High Yield Opportunities ETF(n)	590,240	$6,469,030
Angel Oak Mortgage-Backed Securities ETF(n)	246,882	2,096,028
Angel Oak Total Return ETF(n)	98,400	4,774,988
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $13,752,565)		13,340,046
PREFERRED STOCKS — 0.3%
Financial — 0.2%
Dynex Capital, Inc., Series C, 9.47% (3 mo. Term SOFR + 5.72%), Perpetual	173,425	4,427,540
MFA Financial, Inc., Series C, 9.36% (3 mo. Term SOFR + 5.61%), Perpetual	52,942	1,227,725
		5,655,265
Real Estate Investment Trust — 0.1%
AGNC Investment Corp., Series E, 9.01% (3 mo. Term SOFR + 5.25%), Perpetual	66,529	1,697,820
TOTAL PREFERRED STOCKS (Cost $6,505,536)		7,353,085

	Par
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.3%
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.51%, 11/25/2048(a)(b)	$8,985,801	7,052,440
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $8,908,834)		7,052,440
COMMERCIAL REAL ESTATE LOANS — 0.1%
Savannah Grand, 9.43%, 09/30/2027	3,084,343	3,016,415
TOTAL COMMERCIAL REAL ESTATE LOANS (Cost $3,084,343)		3,016,415

	Shares
COMMON STOCKS — 0.1%
Energy — 0.0%(l)
Enviva Escrow(i)(j)	100,000	0
Enviva LLC(j)	3,638	72,760
		72,760
Financial — 0.0%(l)
PennyMac Mortgage Investment Trust	81,182	765,546
Real Estate Investment Trust — 0.1%
Ellington Financial, Inc.	103,500	1,374,480
TOTAL COMMON STOCKS (Cost $3,704,366)		2,212,786

See accompanying notes which are an integral part of these financial statements.

60

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
First American Government Obligations Fund - Class U, 3.60%(o)	25,480,318	$25,480,318
TOTAL SHORT-TERM INVESTMENTS (Cost $25,480,318)		25,480,318
TOTAL INVESTMENTS — 105.3% (Cost $2,804,739,764)		$2,632,506,215
Liabilities in Excess of Other Assets — (5.3)%		(131,350,566)
TOTAL NET ASSETS — 100.0%		$2,501,155,649

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2026, the value of these securities total $1,736,233,344 or 69.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(c)	Interest only security.
(d)	All or a portion of security has been pledged as collateral in connection with open credit agreements. At July 31, 2026, the value of the securities pledged amounted to $212,350,242.
(e)	Principal only security.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate.
(g)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)
As of July 31, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $1,423,141 or 0.1% of net assets. Value determined using significant unobservable inputs.

(j)	Non-income producing security. Income is not being accrued.
(k)	Issuer is currently in default and not accruing income.
(l)	Represents less than 0.05% of net assets.
(m)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(n)	Affiliated security as defined by the Investment Company Act of 1940.
(o)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
See accompanying notes which are an integral part of these financial statements.

61

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
July 31, 2026 (Unaudited)

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	559	09/30/2026	$59,240,899	$(377,534)

CONSOLIDATED SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT
SWAPS – BUY PROTECTION(a)
July 31, 2026 (Unaudited)

Reference Obligation	Implied Credit Spread at 07/31/26(b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG(d)	0.53%	1.000%	Quarterly	06/30/2031	Wells Fargo Securities, LLC	$300,000,000	$(6,519,903)	$(4,591,565)	$(1,928,338)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.
See accompanying notes which are an integral part of these financial statements.

62

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS — 23.0%
Basic Materials — 1.1%
ArcelorMittal SA, 6.55%, 11/29/2027	$3,050,000	$3,118,906
Cabot Corp., 3.40%, 09/15/2026	700,000	696,760
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	514,000	513,766
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027(a)	3,715,000	3,594,925
Methanex Corp., 5.13%, 10/15/2027	350,000	350,664
Mosaic Co., 5.38%, 11/15/2028	685,000	692,392
		8,967,413
Communications — 0.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	38,000	38,005
Expedia Group, Inc., 4.63%, 08/01/2027	2,335,000	2,335,675
Univision Communications, Inc., 4.50%, 05/01/2029(a)	615,000	582,855
		2,956,535
Consumer, Cyclical — 4.6%
American Honda Finance Corp., 4.55%, 04/10/2028	2,460,000	2,455,239
AutoNation, Inc., 3.80%, 11/15/2027	1,565,000	1,547,108
BorgWarner, Inc., 2.65%, 07/01/2027	2,285,000	2,248,953
Carnival Corp., 4.00%, 08/01/2028(a)	3,405,000	3,336,940
Delta Air Lines, Inc., 4.95%, 07/10/2028	3,755,000	3,760,945
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	2,900,000	2,807,303
General Motors Co., 5.35%, 04/15/2028	630,000	635,684
General Motors Financial Co., Inc., 2.40%, 04/10/2028	3,130,000	3,012,308
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	305,000	292,384
Hyatt Hotels Corp., 5.05%, 03/30/2028	3,760,000	3,774,937
Meritage Homes Corp., 5.13%, 06/06/2027	1,700,000	1,699,743
Newell Brands, Inc., 8.50%, 06/01/2028(a)	650,000	678,808
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027(a)	490,000	490,898
5.50%, 04/01/2028(a)	1,230,000	1,240,293
Southwest Airlines Co.
7.38%, 03/01/2027	1,353,000	1,370,713
4.38%, 11/15/2028	340,000	336,143
Toll Brothers Finance Corp., 4.88%, 03/15/2027	930,000	931,156
United Airlines, Inc., 4.63%, 04/15/2029(a)	3,600,000	3,540,262
VOC Escrow Ltd., 5.00%, 02/15/2028(a)	3,650,000	3,640,294
		37,800,111
Consumer, Non-cyclical — 1.9%
Ashtead Capital, Inc., 1.50%, 08/12/2026(a)	1,750,000	1,748,680
Campbell’s Co., 5.20%, 03/19/2027	2,950,000	2,962,477
Conagra Brands, Inc., 1.38%, 11/01/2027	3,360,000	3,223,933
Global Payments, Inc., 4.95%, 08/15/2027	3,475,000	3,485,751
HCA, Inc., 5.20%, 06/01/2028	1,700,000	1,713,949
Kraft Heinz Foods Co., 3.88%, 05/15/2027	165,000	164,182
Royalty Pharma PLC, 1.75%, 09/02/2027	1,195,000	1,159,833
Universal Health Services, Inc., 1.65%, 09/01/2026	700,000	698,499
		15,157,304

See accompanying notes which are an integral part of these financial statements.

63

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — 2.2%
Continental Resources, Inc.
2.27%, 11/15/2026(a)	$1,800,000	$1,787,546
4.38%, 01/15/2028	1,665,000	1,652,768
DT Midstream, Inc., 4.13%, 06/15/2029(a)	1,100,000	1,073,599
Enbridge, Inc., 4.60%, 06/20/2028	1,220,000	1,218,427
Energy Transfer LP, 5.55%, 02/15/2028	2,700,000	2,734,042
EQT Corp., 3.90%, 10/01/2027	348,000	344,841
Occidental Petroleum Corp.
3.20%, 08/15/2026	950,000	952,778
3.00%, 02/15/2027	2,135,000	2,117,244
ONEOK, Inc., 4.55%, 07/15/2028	1,100,000	1,096,815
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	750,000	744,680
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	1,500,000	1,498,995
Western Midstream Operating LP
4.50%, 03/01/2028	900,000	895,772
4.75%, 08/15/2028	2,150,000	2,149,737
		18,267,244
Financial — 8.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	3,755,000	3,610,740
Aircastle Ltd.
2.85%, 01/26/2028(a)	2,440,000	2,368,187
6.50%, 07/18/2028(a)	1,270,000	1,304,922
Ally Financial, Inc., 7.10%, 11/15/2027	3,230,000	3,316,696
Apollo Debt Solutions BDC, 5.20%, 12/08/2028(a)	2,785,000	2,744,940
Ares Capital Corp.
7.00%, 01/15/2027	2,150,000	2,171,468
2.88%, 06/15/2027	60,000	59,146
2.88%, 06/15/2028	1,255,000	1,204,483
Athene Global Funding, 5.52%, 03/25/2027(a)	2,580,000	2,596,705
Athene Holding Ltd., 4.13%, 01/12/2028	1,135,000	1,121,296
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(a)	308,000	299,374
2.75%, 02/21/2028(a)	1,770,000	1,715,014
6.38%, 05/04/2028(a)	1,632,000	1,670,161
Banco Santander SA, 3.80%, 02/23/2028	3,715,000	3,662,912
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(a)	600,000	593,879
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(a)	600,000	591,492
Citigroup, Inc., 4.45%, 09/29/2027	900,000	897,878
Crown Castle, Inc.
2.90%, 03/15/2027	225,000	222,952
3.80%, 02/15/2028	2,000,000	1,970,308
Enact Holdings, Inc., 6.25%, 05/28/2029	1,200,000	1,231,529
Freedom Mortgage Corp., 6.63%, 01/15/2027(a)	600,000	600,693
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	250,000	250,148
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	600,000	610,304

See accompanying notes which are an integral part of these financial statements.

64

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Goldman Sachs Private Credit Corp., 5.88%, 05/06/2028	$2,728,000	$2,745,272
Golub Capital BDC, Inc.
2.05%, 02/15/2027	1,845,000	1,816,637
6.00%, 07/15/2029	1,360,000	1,361,794
Host Hotels & Resorts LP, 4.25%, 12/15/2028	2,550,000	2,511,899
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028(a)	790,000	764,313
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	1,400,000	1,420,605
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(a)	650,000	650,151
Keybank National Association, 6.95%, 02/01/2028	2,520,000	2,592,308
LPL Holdings, Inc.
5.70%, 05/20/2027	370,000	373,016
4.63%, 11/15/2027(a)	2,860,000	2,844,581
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028(a)	2,700,000	2,704,666
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	250,000	247,244
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/2029	2,751,000	2,771,415
OneMain Finance Corp., 3.50%, 01/15/2027	450,000	446,671
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(a)	615,000	583,208
PRA Group, Inc., 8.38%, 02/01/2028(a)	650,000	658,747
Radian Group, Inc., 4.88%, 03/15/2027	1,850,000	1,847,615
Starwood Property Trust, Inc., 5.88%, 08/15/2029(a)	258,000	258,597
Sumisho Air Lease Corp., 1.88%, 08/15/2026	3,000,000	2,996,938
Synchrony Bank, 5.63%, 08/23/2027	1,950,000	1,969,114
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	400,000	397,016
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 04/15/2028(a)	450,000	448,692
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026(a)	1,573,000	1,572,866
5.75%, 02/01/2027(a)	490,000	491,293
3.75%, 02/15/2027(a)	927,000	922,228
4.50%, 01/15/2028(a)	500,000	496,167
		70,708,280
Industrial — 2.7%
Arrow Electronics, Inc.
7.50%, 01/15/2027	100,000	100,751
3.88%, 01/12/2028	3,390,000	3,342,118
Avnet, Inc., 6.25%, 03/15/2028	3,050,000	3,108,973
Black & Decker Holdings, Inc., 7.05%, 07/01/2028(a)	2,100,000	2,148,142
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(a)	595,000	591,853
Flex Ltd., 6.00%, 01/15/2028	2,925,000	2,967,323
GATX Corp.
3.25%, 09/15/2026	600,000	598,502
3.50%, 03/15/2028	1,100,000	1,080,127
Jabil, Inc., 3.95%, 01/12/2028	385,000	380,697
Masco Corp., 1.50%, 02/15/2028	100,000	95,406
MasTec, Inc., 4.50%, 08/15/2028(a)	3,240,000	3,201,537
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	750,000	749,502
XPO, Inc., 6.25%, 06/01/2028(a)	3,700,000	3,734,643
		22,099,574

See accompanying notes which are an integral part of these financial statements.

65

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Technology — 0.9%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	$1,800,000	$1,789,100
4.25%, 04/01/2028	1,965,000	1,939,258
Oracle Corp., 2.30%, 03/25/2028	3,700,000	3,526,464
		7,254,822
Utilities — 0.5%
American Electric Power Co., Inc., 5.75%, 11/01/2027	200,000	202,746
NRG Energy, Inc., 2.45%, 12/02/2027(a)	2,990,000	2,899,828
Vistra Operations Co. LLC, 3.70%, 01/30/2027(a)	965,000	959,490
		4,062,064
TOTAL CORPORATE OBLIGATIONS (Cost $187,878,198)		187,273,347
ASSET-BACKED SECURITIES — 21.6%
Automobile — 9.3%
ACM Auto Trust
Series 2025-3A, Class A, 5.01%, 01/22/2030(a)	315,817	313,910
Series 2025-4A, Class A, 5.87%, 05/20/2030(a)	420,984	416,760
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032(a)	352,632	353,433
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 05/13/2030(a)	3,000,000	3,022,905
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	3,000,000	3,045,236
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.90%, 01/16/2029(a)	26,641	26,715
Avis Budget Car Rental LLC
Series 2023-3A, Class B, 6.12%, 02/22/2028(a)	1,900,000	1,910,631
Series 2024-2A, Class B, 5.57%, 10/20/2028(a)	1,000,000	1,006,893
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class E, 10.37%, 07/15/2030(a)	1,100,000	1,171,431
Series 2024-1, Class D, 6.03%, 11/15/2029	2,500,000	2,526,968
CarMax Select Receivables Trust, Series 2026-A, Class A2B, 4.21% (30 day avg SOFR US + 0.58%), 12/17/2029	2,500,000	2,502,267
Carvana Auto Receivables Trust
Series 2021-N1, Class C, 1.30%, 01/10/2028	210,982	210,809
Series 2021-N2, Class C, 1.07%, 03/10/2028	99,068	97,798
Series 2021-N2, Class E, 2.90%, 03/10/2028(a)	707,577	698,949
Series 2021-N3, Class C, 1.02%, 06/12/2028	240,595	235,926
CPS Auto Trust, Series 2023-D, Class D, 7.80%, 01/15/2030(a)	2,000,000	2,059,001
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 03/15/2028(a)	1,874,719	1,877,141
Series 2022-3A, Class E, 10.99%, 07/16/2029(a)	2,000,000	2,076,146
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	3,000,000	2,982,085
Series 2022-4A, Class E, 8.23%, 03/15/2030(a)	1,000,000	1,013,678
Series 2023-4A, Class E, 9.57%, 02/18/2031(a)	1,000,000	1,065,979
Series 2026-3A, Class N, 6.66%, 07/17/2034(a)	500,000	499,991

See accompanying notes which are an integral part of these financial statements.

66

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	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
FHF Trust, Series 2024-1A, Class C, 7.42%, 05/15/2031(a)	$2,000,000	$2,031,235
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027(a)	97,658	96,866
Series 2021-4, Class D, 2.26%, 12/15/2027(a)	238,020	234,735
GLS Auto Receivables Trust
Series 2022-2A, Class E, 5.50%, 06/15/2029(a)	1,000,000	1,002,089
Series 2022-3A, Class E, 8.35%, 10/15/2029(a)	1,990,000	2,044,564
Hertz Corp., Series 2021-2A, Class C, 2.52%, 12/27/2027(a)	1,250,000	1,242,529
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	150,876	152,091
Hyundai Auto Receivables Trust, Series 2025-D, Class A2B, 4.01% (30 day avg SOFR US + 0.38%), 11/15/2028	2,668,432	2,669,710
Lendbuzz Securitization Trust
Series 2023-3A, Class A2, 7.50%, 12/15/2028(a)	105,082	106,360
Series 2025-1A, Class B, 5.47%, 11/15/2030(a)	2,000,000	1,997,868
Series 2026-1A, Class A2, 4.68%, 07/15/2030(a)	999,932	998,325
Lobel Automobile Receivables Trust
Series 2023-2, Class C, 10.04%, 06/15/2029(a)	1,109,900	1,113,716
Series 2026-1, Class A, 4.88%, 10/16/2028(a)	1,291,047	1,291,642
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	32,678	32,715
Prestige Auto Receivables Trust
Series 2024-2A, Class C, 4.73%, 10/15/2029(a)	2,000,000	1,992,979
Series 2025-1A, Class B, 5.34%, 11/15/2028(a)	2,864,024	2,868,368
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A, Class A2, 5.15%, 02/27/2034(a)	3,500,000	3,510,591
Series 2025-5A, Class A3, 4.84%, 06/26/2034(a)	2,000,000	1,993,331
Series 2026-1A, Class A2, 4.52%, 01/25/2035(a)	3,500,000	3,498,662
Series 2026-1A, Class A3, 4.86%, 01/25/2035(a)	1,500,000	1,493,809
Series 2026-3A, Class A2, 4.85%, 03/26/2035(a)	2,000,000	2,000,059
Series 2026-R1A, Class A, 5.66%, 07/25/2034(a)	2,461,301	2,457,029
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032(a)	1,125,216	1,127,284
United Auto Credit Securitization Trust
Series 2025-1, Class B, 5.05%, 02/10/2028(a)	1,758,732	1,759,666
Series 2026-1, Class A, 4.41%, 06/12/2028(a)	558,895	558,993
US Auto Funding Trust, Series 2022-1A, Class B, 5.13%, 12/15/2026(a)	629,016	178,336
Veros Automobile Receivables Trust
Series 2024-1, Class C, 7.57%, 12/15/2028(a)	2,100,000	2,138,440
Series 2026-1, Class B, 4.84%, 05/15/2029(a)	1,000,000	998,749
Series 2026-2, Class A, 4.65%, 03/12/2029(a)	1,300,000	1,300,158
Series 2026-2, Class B, 5.26%, 10/10/2029(a)	1,000,000	1,000,166
Westlake Automobile Receivables Trust, Series 2026-2A, Class A2B, 4.21% (30 day avg SOFR US + 0.58%), 06/15/2029(a)	2,750,000	2,753,779
		75,759,496

See accompanying notes which are an integral part of these financial statements.

67

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July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — 11.7%
ACHD Trust
Series 2025-DS1, Class A, 5.98%, 01/09/2034(a)	$69,887	$69,923
Series 2026-DS1, Class A, 5.67%, 07/10/2034(a)	880,307	881,455
ACHV ABS Trust
Series 2023-3PL, Class D, 8.36%, 08/19/2030(a)	718,538	719,320
Series 2024-1PL, Class C, 6.42%, 04/25/2031(a)	265,252	266,350
Series 2024-1PL, Class D, 7.29%, 04/25/2031(a)	779,414	784,805
Series 2024-2PL, Class B, 5.43%, 10/27/2031(a)	232,598	233,430
Series 2024-3AL, Class C, 5.68%, 12/26/2031(a)	325,858	327,062
Series 2025-1PL, Class E, 6.50%, 04/26/2032(a)	2,024,518	2,021,640
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032(a)	1,500,000	1,511,988
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/2042(a)	380,803	363,255
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.15%, 06/25/2051(a)	231,842	227,882
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 08/15/2032(a)	1,003,442	1,008,704
Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	2,727,781	2,765,748
Series 2023-3A, Class D, 8.04%, 09/15/2033(a)	2,909,294	2,962,055
Series 2024-1A, Class C, 6.34%, 07/17/2034(a)	1,500,000	1,504,086
Momnt Technologies Trust
Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	72,920	72,975
Series 2025-1A, Class A, 6.24%, 06/20/2043(a)	1,061,150	1,060,222
Oportun Financial Corp., Series 2026-A, Class B, 5.06%, 01/09/2034(a)	1,500,000	1,490,833
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	3,208	3,197
Series 2022-1, Class C, 4.89%, 10/15/2029(a)	968,516	964,551
Series 2024-10, Class C, 5.99%, 06/15/2032(a)	865,133	866,779
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	2,176,701	2,183,528
Series 2024-11, Class C, 5.87%, 07/15/2032(a)	490,694	491,454
Series 2024-5, Class B, 6.60%, 10/15/2031(a)	617,598	617,973
Series 2024-6, Class B, 6.59%, 11/15/2031(a)	675,768	676,156
Series 2024-8, Class D, 6.53%, 01/15/2032(a)	467,682	467,932
Series 2024-9, Class D, 6.17%, 03/15/2032(a)	364,983	364,555
Series 2025-1, Class B, 5.63%, 07/15/2032(a)	644,521	644,370
Series 2025-1, Class C, 5.87%, 07/15/2032(a)	674,011	675,641
Series 2025-2, Class A2, 4.96%, 10/15/2032(a)	1,810,267	1,809,600
Series 2025-2, Class B, 5.33%, 10/15/2032(a)	1,605,387	1,603,123
Series 2025-2, Class C, 5.64%, 10/15/2032(a)	1,125,141	1,125,691
Series 2025-3, Class A2, 5.37%, 12/15/2032(a)	736,516	737,662
Series 2025-3, Class B, 6.06%, 12/15/2032(a)	999,797	1,002,928
Series 2025-4, Class A2, 5.37%, 01/17/2033(a)	1,614,502	1,618,572
Series 2025-4, Class B, 5.69%, 01/17/2033(a)	2,999,893	3,003,332
Series 2025-4, Class C, 6.15%, 01/17/2033(a)	999,964	1,001,206
Series 2025-5, Class C, 5.64%, 03/15/2033(a)	4,499,826	4,502,062
Series 2025-6, Class A2, 4.50%, 04/15/2033(a)	690,759	686,045
Series 2025-6, Class B, 4.88%, 04/15/2033(a)	999,908	994,547

See accompanying notes which are an integral part of these financial statements.

68

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July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2025-7, Class A2, 4.53%, 05/15/2033(a)	$4,484,553	$4,468,968
Series 2025-7, Class B, 5.06%, 05/15/2033(a)	3,299,412	3,284,739
Series 2025-8, Class B, 5.41%, 07/15/2033(a)	999,656	993,647
Series 2025-R1, Class A2, 5.34%, 06/15/2032(a)	1,022,424	1,023,934
Series 2026-4, Class B, 6.25%, 01/16/2034(a)	1,500,000	1,501,000
Series 2026-5, Class B, 6.39%, 03/15/2034(a)	1,000,000	1,001,215
Series 2026-R1, Class A, 4.71%, 12/15/2033(a)	1,804,171	1,795,593
Series 2026-R1, Class B, 5.28%, 12/15/2033(a)	1,500,000	1,492,710
Series 2026-R2, Class A2, 5.21%, 02/15/2034(a)	2,000,000	1,993,682
Pagaya Point of Sale Holdings Grantor Trust
Series 2025-1, Class A, 5.72%, 01/20/2034(a)	3,600,000	3,604,272
Series 2025-1, Class C, 6.30%, 01/20/2034(a)	2,000,000	2,003,091
RCKT Mortgage Trust, Series 2025-1A, Class C, 5.16%, 07/25/2034(a)	1,100,000	1,098,067
Reach Financial LLC, Series 2026-2A, Class B, 4.81%, 02/15/2035(a)	1,000,000	998,114
Regional Management Issuance Trust, Series 2024-2, Class D, 6.33%, 12/15/2033(a)	1,000,000	1,003,254
Sotheby’s Artfi Master Trust, Series 2026-1A, Class A2, 4.93% (3 mo. Term SOFR + 1.25%), 06/20/2033(a)	2,200,000	2,207,644
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	3,402,978	3,200,570
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/2030(a)	1,000,000	999,894
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 04/15/2029(a)	536,796	537,399
Upgrade Master Pass-Thru Trust
Series 2025-ST8, Class B, 5.07%, 12/15/2033(a)	1,500,000	1,494,130
Series 2026-ST2, Class B, 5.43%, 06/15/2034(a)	4,000,000	3,996,039
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031(a)	2,250,000	2,305,510
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	59,725	59,649
Upstart Securitization Trust
Series 2023-2, Class C, 11.87%, 06/20/2033(a)	1,650,061	1,711,212
Series 2025-1, Class A, 5.45%, 04/20/2035(a)	869,797	872,294
Series 2025-3, Class D, 7.41%, 09/20/2035(a)	3,000,000	3,042,703
Series 2025-4, Class B, 5.20%, 11/20/2035(a)	1,000,000	998,276
Series 2026-2, Class B, 5.08%, 05/20/2036(a)	1,280,000	1,274,779
Series 2026-3, Class A2, 4.77%, 07/20/2036(a)	1,000,000	999,085
Series 2026-3, Class B, 5.35%, 07/20/2036(a)	1,000,000	998,204
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A, 4.25%, 06/17/2030(a)	21,167	21,144
		95,293,455
Credit Card — 0.3%
Mission Lane Credit Card Master Trust
Series 2025-A, Class A, 5.80%, 05/15/2030(a)	1,500,000	1,506,413
Series 2025-C, Class A, 4.78%, 12/16/2030(a)	1,000,000	997,536
		2,503,949

See accompanying notes which are an integral part of these financial statements.

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July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Receivables — 0.2%
Acacia LLC, Series 2026-1, Class A, 5.44%, 07/15/2041(a)	$1,000,000	$1,000,051
Whole Business — 0.1%
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(a)	985,000	988,546
TOTAL ASSET-BACKED SECURITIES (Cost $176,234,171)		175,545,497
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 21.1%
Federal Home Loan Mortgage Corp.
Pool WN1022, 2.10%, 11/01/2026	2,000,000	1,986,016
Series K062, Class AM, 3.51%, 12/25/2026	2,860,000	2,848,297
Series K-F100, Class AL, 3.88% (30 day avg SOFR US + 0.24%), 11/25/2027	3,369,235	3,360,916
Series K-F100, Class AS, 3.81% (30 day avg SOFR US + 0.18%), 01/25/2028	1,353,393	1,351,428
Series K-F101, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 01/25/2031	209,982	208,201
Series K-F102, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 01/25/2031	8,065,495	7,969,855
Series K-F103, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 01/25/2031	5,251,290	5,194,770
Series K-F104, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 01/25/2031	2,284,668	2,275,577
Series K-F105, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 02/25/2031	3,632,142	3,610,302
Series K-F106, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 01/25/2031	1,434,149	1,419,798
Series K-F108, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 02/25/2031	426,844	425,093
Series K-F110, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 03/25/2031	2,479,383	2,466,927
Series K-F113, Class AS, 3.86% (30 day avg SOFR US + 0.23%), 05/25/2028	489,447	487,612
Series K-F114, Class AS, 3.85% (30 day avg SOFR US + 0.22%), 05/25/2031	945,088	933,809
Series K-F115, Class AS, 3.84% (30 day avg SOFR US + 0.21%), 06/25/2031	5,765,861	5,695,581
Series K-F117, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 06/25/2031	3,117,321	3,085,481
Series K-F118, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 07/25/2028	1,291,659	1,285,230
Series K-F120, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 08/25/2031	6,094,895	6,058,191
Series K-F121, Class AS, 3.81% (30 day avg SOFR US + 0.18%), 08/25/2028	6,321,196	6,285,064
Series K-F122, Class AS, 3.82% (30 day avg SOFR US + 0.19%), 09/25/2031	4,733,168	4,712,697

See accompanying notes which are an integral part of these financial statements.

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	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF123, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 09/25/2028	$1,181,877	$1,175,252
Series KF-127, Class AS, 3.84% (30 day avg SOFR US + 0.21%), 12/25/2028	6,196,809	6,173,806
Series KF128, Class AS, 3.86% (30 day avg SOFR US + 0.23%), 12/25/2031	4,700,947	4,663,080
Series KF129, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 01/25/2029	3,083,628	3,067,719
Series KF130, Class AS, 3.92% (30 day avg SOFR US + 0.29%), 01/25/2029	852,600	851,288
Series KF133, Class AS, 4.00% (30 day avg SOFR US + 0.37%), 02/25/2029	3,233,307	3,225,000
Series KF134, Class AS, 4.04% (30 day avg SOFR US + 0.41%), 03/25/2032	7,785,851	7,776,415
Series KF135, Class AS, 4.00% (30 day avg SOFR US + 0.37%), 05/25/2029	459,861	459,413
Series KF136, Class AS, 4.04% (30 day avg SOFR US + 0.41%), 04/25/2032	418,234	416,901
Series KF155, Class AS, 4.30% (30 day avg SOFR US + 0.67%), 02/25/2030	566,926	568,140
Series KF160, Class AS, 4.33% (30 day avg SOFR US + 0.70%), 10/25/2030	1,125,971	1,132,126
Series KF166, Class AS, 4.23% (30 day avg SOFR US + 0.60%), 01/25/2032	4,460,174	4,467,854
Series KF169, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 11/25/2035	5,000,000	5,006,240
Series KF170, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 11/25/2035	4,999,801	5,006,041
Series KF171, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 03/25/2036	5,000,000	5,000,075
Series KF172, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 04/25/2036	5,000,000	5,006,240
Series KF173, Class AS, 4.15% (30 day avg SOFR US + 0.55%), 06/25/2036(b)	16,000,000	16,020,000
Series KF43, Class A, 3.99% (30 day avg SOFR US + 0.35%), 01/25/2028	1,725,224	1,723,143
Series KF48, Class A, 4.04% (30 day avg SOFR US + 0.40%), 06/25/2028	635,287	634,674
Series KF67, Class A, 4.27% (30 day avg SOFR US + 0.63%), 08/25/2029	644,721	646,803
Series KF74, Class AS, 4.16% (SOFR 1M Historical Calendar Day Compounded + 0.53%), 01/25/2027	14,200	14,217
Series KF75, Class AS, 4.18% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	332,180	332,805
Series KF81, Class AS, 4.03% (30 day avg SOFR US + 0.40%), 06/25/2027	973,137	973,976
Series KF82, Class AS, 4.05% (30 day avg SOFR US + 0.42%), 06/25/2030	523,101	521,760

See accompanying notes which are an integral part of these financial statements.

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	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF84, Class AL, 4.05% (30 day avg SOFR US + 0.41%), 07/25/2030	$858,899	$861,799
Series KF86, Class AL, 4.04% (30 day avg SOFR US + 0.40%), 08/25/2027	1,134,031	1,134,178
Series KF88, Class AL, 4.08% (30 day avg SOFR US + 0.44%), 09/25/2030	921,080	919,782
Series KF91, Class AL, 4.08% (30 day avg SOFR US + 0.44%), 10/25/2030	589,968	590,139
Series KF92, Class AS, 3.99% (30 day avg SOFR US + 0.36%), 10/25/2030	67,021	66,670
Series KF93, Class AL, 4.03% (30 day avg SOFR US + 0.39%), 10/25/2027	403,844	404,181
Series KF93, Class AS, 3.94% (30 day avg SOFR US + 0.31%), 10/25/2027	345,287	344,834
Series KF94, Class AL, 4.05% (30 day avg SOFR US + 0.41%), 11/25/2030	1,661,739	1,656,343
Series KF95, Class AL, 4.01% (30 day avg SOFR US + 0.37%), 11/25/2030	88,963	88,747
Series KF96, Class AS, 3.93% (30 day avg SOFR US + 0.30%), 11/25/2030	1,890,779	1,876,262
Series KF97, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 12/25/2030	5,687,802	5,632,346
Series KF98, Class AL, 3.92% (30 day avg SOFR US + 0.28%), 12/25/2030	4,026,164	3,992,107
Series KF99, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 12/25/2030	8,437,294	8,337,439
Federal National Mortgage Association
Pool AN3381, 2.52%, 10/01/2026	1,269,581	1,264,128
Pool BL5005, 2.41%, 11/01/2026	3,508,657	3,486,984
Series 2017-M15, Class ATS2, 3.18%, 11/25/2027(c)	713,924	706,030
Series 2017-M7, Class A2, 2.96%, 02/25/2027(c)	1,849,646	1,837,509
Series 2017-M8, Class A2, 3.06%, 05/25/2027(c)	994,001	985,492
Series 2019-M28, Class AV, 2.23%, 02/25/2027	507,869	503,184
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $171,584,430)		171,211,967
COLLATERALIZED LOAN OBLIGATIONS — 16.2%
AGL CLO Ltd., Series 2021-14A, Class AR, 4.86% (3 mo. Term SOFR + 1.13%), 12/02/2034(a)	2,750,000	2,750,445
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, 5.59% (1 mo. Term SOFR + 1.93%), 01/20/2041(a)	1,000,000	1,004,233
Atlas Senior Loan Fund Ltd., Series 2022-20A, Class D1R, 7.58% (3 mo. Term SOFR + 3.85%), 10/19/2037(a)	1,500,000	1,505,031
Audax Senior Debt CLO, LLC, Series 2020-4A, Class ARR, 5.23% (3 mo. Term SOFR + 1.50%), 04/20/2035(a)	3,000,000	2,999,379
Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR, 4.88% (3 mo. Term SOFR + 1.15%), 04/20/2034(a)	10,414,747	10,417,924

See accompanying notes which are an integral part of these financial statements.

72

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July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Barings Middle Market CLO Ltd., Series 2023-IIA, Class A1R, 5.21% (3 mo. Term SOFR + 1.48%), 07/20/2034(a)	$4,000,000	$4,005,840
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 5.03% (3 mo. Term SOFR + 1.25%), 07/24/2035(a)	796,012	796,404
BCRED MML CLO LLC, Series 2022-1A, Class A1, 5.38% (3 mo. Term SOFR + 1.65%), 04/20/2035(a)	6,590,000	6,593,559
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.07% (3 mo. Term SOFR + 1.32%), 07/23/2032(a)	1,210,091	1,210,378
Blackrock CLO Ltd.
Series 2025-2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(a)	5,041,262	5,037,965
Series 2026-3A, Class A, 0.00% (3 mo. Term SOFR + 1.50%), 07/23/2034(a)(b)	1,500,000	1,500,000
Series 2026-3A, Class B, 0.00% (3 mo. Term SOFR + 2.15%), 07/23/2034(a)(b)	2,000,000	2,000,000
Series 2026-3A, Class C, 0.00% (3 mo. Term SOFR + 2.30%), 07/23/2034(a)(b)	1,000,000	1,000,000
Series 2026-3A, Class D, 0.00% (3 mo. Term SOFR + 3.75%), 07/23/2034(a)(b)	1,000,000	1,000,000
BlackRock Elbert CLO V LLC/KY, Series 5A, Class AFR, 4.48%, 06/15/2034(a)	2,131,391	2,115,352
BlueMountain CLO Ltd., Series 2018-22A, Class A2, 5.41% (3 mo. Term SOFR + 1.66%), 07/15/2031(a)	3,500,000	3,500,455
Cerberus Loan Funding LP, Series 2023-1A, Class AR, 5.35% (3 mo. Term SOFR + 1.60%), 03/22/2035(a)	2,000,000	2,000,000
Comvest Credit CLO LLC, Series 2024-1A, Class A, 5.45% (3 mo. Term SOFR + 1.70%), 07/15/2036(a)	1,648,271	1,648,216
Crestline Direct Lending CLO LP, Series 2024-1A, Class C, 6.05% (3 mo. Term SOFR + 2.30%), 01/15/2035(a)	1,500,000	1,499,940
Dryden Senior Loan Fund
Series 2015-41A, Class BR, 5.31% (3 mo. Term SOFR + 1.56%), 04/15/2031(a)	321,645	321,751
Series 2016-42A, Class XR3, 4.65% (3 mo. Term SOFR + 0.90%), 07/15/2037(a)	1,384,616	1,384,582
Series 2018-64A, Class A, 4.96% (3 mo. Term SOFR + 1.23%), 04/18/2031(a)	1,188,158	1,188,244
Fortress Credit BSL Ltd.
Series 2020-1A, Class A1AR, 4.83% (3 mo. Term SOFR + 1.10%), 10/20/2033(a)	2,244,025	2,245,717
Series 2021-1A, Class BR, 5.33% (3 mo. Term SOFR + 1.60%), 04/20/2033(a)	3,500,000	3,505,187
Fortress Credit Opportunities CLO Ltd.
Series 2025-29A, Class C, 5.98% (3 mo. Term SOFR + 2.25%), 04/20/2033(a)	5,000,000	5,006,920
Series 2025-37X, Class C, 7.23% (3 mo. Term SOFR + 3.50%), 07/20/2033	5,000,000	5,020,000
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.10% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)	276,386	276,414

See accompanying notes which are an integral part of these financial statements.

73

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July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Golub Capital LLC
Series 2022-1A, Class A1R, 5.26% (3 mo. Term SOFR + 1.45%), 07/25/2033(a)	$4,274,960	$4,277,880
Series 2022-1A, Class BR, 5.81% (3 mo. Term SOFR + 2.00%), 07/25/2033(a)	6,500,000	6,499,889
Series 2022-1A, Class CR, 6.56% (3 mo. Term SOFR + 2.75%), 07/25/2033(a)	3,000,000	3,005,697
Series 2022-1A, Class DR, 8.41% (3 mo. Term SOFR + 4.60%), 07/25/2033(a)	5,000,000	5,014,365
Golub Capital Partners CLO Ltd., Series 2022-61A, Class A1AR, 5.04% (3 mo. Term SOFR + 1.23%), 07/25/2035(a)	2,500,000	2,497,795
Greywolf CLO Ltd., Series 2020-3RA, Class A1R2, 4.96% (3 mo. Term SOFR + 1.23%), 04/22/2033(a)	2,139,316	2,139,645
Ivy Hill Middle Market Credit Fund Ltd., Series 7A, Class AR3, 5.35% (3 mo. Term SOFR + 1.60%), 10/15/2036(a)	2,500,000	2,500,697
Jamestown CLO Ltd., Series 2018-11A, Class A2, 5.70% (3 mo. Term SOFR + 1.96%), 07/14/2031(a)	378,497	378,912
KKR CLO Trust
Series 11, Class BR, 5.51% (3 mo. Term SOFR + 1.76%), 01/15/2031(a)	1,305,581	1,306,434
Series 18, Class A1R2, 4.78% (3 mo. Term SOFR + 1.05%), 10/18/2035(a)	2,602,061	2,602,282
LJV I MM CLO LLC, Series 2022-1A, Class A1, 5.69% (3 mo. Term SOFR + 1.85%), 04/28/2034(a)	2,234,726	2,237,041
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2R, 5.08% (3 mo. Term SOFR + 1.30%), 07/24/2031(a)	3,250,000	3,251,557
Regatta Funding Ltd., Series 2024-2A, Class X, 8.39% (3 mo. Term SOFR + 0.95%), 07/25/2039(a)	2,000,000	2,000,000
Shackleton CLO Ltd., Series 2014-5RA, Class B, 5.62% (3 mo. Term SOFR + 1.96%), 05/07/2031(a)	1,441,649	1,441,751
Sound Point CLO Ltd., Series 2015-2A, Class ARRR, 5.20% (3 mo. Term SOFR + 1.47%), 07/20/2032(a)	2,300,973	2,301,829
Steele Creek CLO Ltd., Series 2019-2A, Class ARR, 4.75% (3 mo. Term SOFR + 1.00%), 07/15/2032(a)	1,098,542	1,098,607
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.15% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	101,099	101,075
Series 2019-2A, Class CRR, 6.35% (3 mo. Term SOFR + 2.60%), 10/17/2031(a)	1,550,000	1,552,782
Series 2019-2A, Class DR, 7.76% (3 mo. Term SOFR + 4.01%), 10/17/2031(a)	1,500,000	1,497,786
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 4.91% (3 mo. Term SOFR + 1.10%), 01/25/2034(a)	3,652,466	3,652,911
Twin Brook CLO Ltd., Series 2024-2A, Class AR, 4.98% (3 mo. Term SOFR + 1.25%), 10/20/2035(a)	5,500,000	5,489,489
Venture CDO Ltd., Series 2018-32A, Class A1, 5.09% (3 mo. Term SOFR + 1.36%), 07/18/2031(a)	60,351	60,357

See accompanying notes which are an integral part of these financial statements.

74

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Woodmont Trust, Series 2023-12A, Class A1R, 5.21% (3 mo. Term SOFR + 1.40%), 10/25/2032(a)	$2,507,480	$2,506,244
Z Capital Credit Partners CLO Ltd., Series 2019-1A, Class DR, 9.05% (3 mo. Term SOFR + 5.26%), 07/16/2031(a)	3,000,000	3,025,863
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $131,970,739)		131,974,824
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.6%
A&D Mortgage LLC, Series 2026-NQM2, Class A1, 4.81%, 03/25/2071(a)(c)	2,887,658	2,848,124
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 7.87% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	222,014	225,462
Series 2025-1, Class M1A, 5.17% (30 day avg SOFR US + 1.55%), 10/25/2035(a)	400,913	401,014
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060(a)(c)	2,157,067	2,008,990
Series 2024-CES2, Class A1A, 5.55%, 09/25/2054(a)(d)	3,263,835	3,266,904
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(d)	819,670	808,461
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A11, 4.74% (1 mo. Term SOFR + 1.01%), 07/25/2049, (6.50% Cap)(a)	976,403	954,674
CIM Trust, Series 2019-INV2, Class A11, 4.68% (30 day avg SOFR US + 1.06%), 05/25/2049, (6.50% Cap)(a)	115,984	110,991
COLT Funding LLC, Series 2021-3R, Class A3, 1.51%, 12/25/2064(a)(c)	357,518	329,278
COOPR Residential Mortgage Trust, Series 2025-CES3, Class A1A, 4.84%, 09/25/2060(a)(d)	1,723,151	1,698,554
Credit Suisse Mortgage Capital Certificates, Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(a)(c)	1,364,481	1,326,471
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/2060(a)(d)	1,623,944	1,615,655
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/2055(a)(d)	1,598,778	1,587,723
FIGRE Trust
Series 2025-FL1, Class A1, 5.27%, 07/25/2055(a)(d)	1,256,535	1,251,048
Series 2025-HE6, Class A, 5.04%, 09/25/2055(a)(c)	833,956	821,753
Series 2025-HE7, Class A, 5.15%, 11/25/2055(a)(c)	1,696,633	1,671,814
Series 2026-HE1, Class A, 4.98%, 01/25/2056(a)(c)	1,548,844	1,519,523
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 4.54% (1 mo. Term SOFR + 0.81%), 10/25/2048(a)	690,202	672,016
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 07/25/2056(a)(c)	29,208	26,290
GCAT Trust, Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(a)(c)	945,451	824,977
GS Mortgage Securities Corp., Series 2020-PJ2, Class A1, 3.50%, 07/25/2050(a)(c)	187,797	165,431
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class B2, 6.02%, 07/25/2044(a)(c)	109,437	109,547
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(c)	861,271	800,492
Series 2025-HE1, Class A1, 5.17% (30 day avg SOFR US + 1.55%), 10/25/2055(a)	3,061,475	3,075,017

See accompanying notes which are an integral part of these financial statements.

75

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July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-HE2, Class A1, 5.17% (30 day avg SOFR US + 1.55%), 12/25/2065(a)	$1,639,741	$1,647,220
Series 2026-AH1, Class A1A, 5.12% (30 day avg SOFR US + 1.50%), 07/25/2056(a)	3,908,877	3,924,531
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(c)	821,159	722,810
JP Morgan Chase Commercial Mortgage Securities, Series 2019-6, Class A3, 3.50%, 12/25/2049(a)(c)	828,987	741,056
JP Morgan Mortgage Trust
Series 2019-5, Class A11, 4.74% (1 mo. Term SOFR + 1.01%), 11/25/2049, (6.50% Cap)(a)	425,027	417,324
Series 2023-HE1, Class A1, 5.37% (30 day avg SOFR US + 1.75%), 11/25/2053(a)	231,103	231,343
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(a)(d)	1,749,383	1,728,708
Series 2026-LTV1, Class A3, 5.92%, 09/25/2056(a)(d)	4,424,109	4,394,355
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.50%, 06/25/2051(a)(c)	2,814,104	2,496,793
MetLife Securitization Trust, Series 2020-INV1, Class A5, 3.00%, 05/25/2050(a)(c)	1,286,007	1,100,828
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060(a)(c)	394,276	382,047
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A3, 4.25%, 02/25/2065(a)(d)	930,773	893,024
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, 2.50%, 06/25/2051(a)(c)	1,716,581	1,529,950
Series 2022-NQM4, Class A3, 6.00%, 06/25/2062(a)(d)	811,726	774,508
NMLT Trust, Series 2021-INV1, Class A3, 1.80%, 05/25/2056(a)(c)	894,174	786,463
NYMT Loan Trust, Series 2025-CP1, Class A1, 3.75%, 11/25/2069(a)(c)	864,966	829,912
OBX Trust
Series 2020-EXP1, Class 2A1, 4.59% (1 mo. Term SOFR + 0.86%), 02/25/2060(a)	210,800	207,990
Series 2021-NQM1, Class A3, 1.33%, 02/25/2066(a)(c)	2,791,444	2,470,387
PMT Loan Trust, Series 2026-CNF2, Class A24, 4.97% (30 day avg SOFR US + 1.35%), 02/25/2057, (6.00% Cap)(a)	1,204,974	1,205,696
Pretium Mortgage Credit Partners LLC
Series 2025-NPL9, Class A1, 5.39%, 08/25/2055(a)(d)	1,768,244	1,769,924
Series 2026-RN2, Class A1, 5.77%, 07/25/2056(a)(d)	6,707,401	6,698,776
PRPM LLC, Series 2025-RCF5, Class A1, 4.84%, 10/25/2055(a)(d)	796,984	792,635
SAIF Securitization Trust, Series 2025-CES1, Class A1, 5.41%, 06/25/2065(a)(d)	3,130,949	3,118,738
Saluda Grade Mortgage Funding LLC
Series 2021-MF1, Class A1, 3.81%, 11/25/2029(a)(c)	2,458,864	2,332,036
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(d)	1,699,933	1,703,941
Series 2026-NPL1, Class A1, 7.04%, 04/25/2031(a)(d)	4,622,700	4,611,074
Santander US Capital Markets LLC, Series 2025-CES1, Class A1A, 5.04%, 09/25/2055(a)(d)	1,752,424	1,733,311
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(c)	3,110,547	2,650,618

See accompanying notes which are an integral part of these financial statements.

76

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July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.59%, 11/25/2055(a)(c)	$503,441	$491,410
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 4.84% (1 mo. Term SOFR + 1.11%), 10/25/2059(a)	425,761	426,333
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(c)	1,500,000	1,399,056
Series 2025-CRM1, Class A2B, 5.25%, 01/25/2065(a)(d)	4,000,000	3,970,173
Series 2025-FIX1, Class A1, 4.97%, 09/25/2065(a)(d)	3,302,369	3,267,282
Verus Securitization Trust
Series 2021-4, Class A2, 1.25%, 07/25/2066(a)(c)	1,111,164	945,065
Series 2021-8, Class A3, 2.49%, 11/25/2066(a)(c)	1,193,480	1,051,536
Series 2022-5, Class A3, 3.80%, 04/25/2067(a)(c)	710,507	648,590
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056(a)	733,193	692,155
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(d)	577,683	580,999
Series 2024-CES2, Class A1, 5.25%, 10/25/2054(a)(d)	269,714	268,664
Series 2024-CES2, Class A2, 5.66%, 10/25/2054(a)(d)	2,000,000	1,999,269
Series 2024-CES3, Class A1, 5.68%, 01/25/2055(a)(d)	635,110	635,695
Series 2025-CES1, Class A1, 5.81%, 04/25/2055(a)(d)	2,013,269	2,017,839
Series 2025-CES1, Class A2, 6.03%, 04/25/2055(a)(d)	3,069,000	3,078,340
Series 2025-CES2, Class A1, 5.60%, 08/25/2055(a)(d)	3,083,627	3,082,046
Series 2025-CES3, Class A1, 5.30%, 11/25/2055(a)(d)	3,757,169	3,731,482
Series 2026-CES1, Class A1, 5.04%, 02/25/2056(a)(d)	1,831,672	1,813,338
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.34%, 06/20/2045(a)(c)(e)	4,623,430	34,241
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $112,915,024)		110,149,720
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
ACREC Trust, Series 2021-FL1, Class AS, 5.29% (1 mo. Term SOFR + 1.61%), 10/16/2036(a)	94,073	94,190
Barings Issuer LLC, Series 2026-SBP, Class A, 4.82%, 02/26/2059(a)	1,962,676	1,933,668
BXP Trust, Series 2017-CQHP, Class A, 4.57% (1 mo. Term SOFR + 0.90%), 11/15/2034(a)	688,679	670,294
Commercial Mortgage Pass Through Certificates, Series 2025-SBX, Class B, 5.55%, 08/10/2041(a)(c)	2,000,000	1,984,374
GS Mortgage-Backed Securities Trust, Series 2018-TWR, Class B, 5.17% (1 mo. Term SOFR + 1.50%), 07/15/2031(a)(f)	775,000	392,531
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 04/15/2031(a)(f)	1,253,000	560,611
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL7, Class AS, 5.23% (1 mo. Term SOFR + 1.56%), 10/16/2036(a)	2,010,000	2,013,976
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.26% (1 mo. Term SOFR + 1.58%), 07/15/2036(a)	848,857	826,871
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.67%, 11/05/2038(a)(c)	500,000	494,485

See accompanying notes which are an integral part of these financial statements.

77

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Velocity Commercial Capital Loan Trust
Series 2021-2, Class A, 1.52%, 08/25/2051(a)(c)	$2,191,158	$1,899,651
Series 2021-3, Class A, 1.96%, 10/25/2051(a)(c)	1,484,533	1,282,212
Series 2021-4, Class A, 2.52%, 12/26/2051(a)(c)	781,679	662,971
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 5.83%, 03/15/2038(a)(c)	4,000,000	4,009,400
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,568,156)		16,825,234
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.5%
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 5.12% (30 day avg SOFR US + 1.50%), 10/25/2043(a)	100,218	100,261
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.65%, 10/25/2046(c)	818,740	799,267
Series 2022-DNA3, Class M1B, 6.52% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	3,111,000	3,152,843
Series 2025-HQA1, Class M1, 4.77% (30 day avg SOFR US + 1.15%), 02/25/2045(a)	339,744	339,820
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $4,464,326)		4,392,191
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 0.0% (g)
Federal National Mortgage Association, Series 2017-61, Class K, 3.50%, 08/25/2046	305,357	300,191
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $306,874)		300,191

	Shares
SHORT-TERM INVESTMENTS — 5.9%
Money Market Funds — 5.9%
First American Government Obligations Fund - Class U, 3.60%(h)	47,832,276	47,832,276
TOTAL SHORT-TERM INVESTMENTS (Cost $47,832,276)		47,832,276
TOTAL INVESTMENTS — 104.0% (Cost $851,754,194)		$845,505,247
Liabilities in Excess of Other Assets — (4.0)%
		(32,499,810)
TOTAL NET ASSETS — 100.0%		$813,005,437

See accompanying notes which are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2026, the value of these securities total $489,514,931 or 60.2% of the Fund’s net assets.

(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(d)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(e)	Interest only security.
(f)	Issuer is currently in default and not accruing income.
(g)	Represents less than 0.05% of net assets.ss
(h)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
See accompanying notes which are an integral part of these financial statements.

79

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF OPEN FUTURES CONTRACTS
July 31, 2026 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Eris SOFR 4 Year Swap	(213)	12/21/2026	$(19,815,454)	$394,306
U.S. Treasury 2 Year Notes	(83)	09/30/2026	(17,065,578)	45,100
Total Unrealized Appreciation (Depreciation)				$439,406

See accompanying notes which are an integral part of these financial statements.

80

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Par	Value
CORPORATE OBLIGATIONS — 88.4%
Basic Materials — 7.9%
Capstone Copper Corp., 6.75%, 03/31/2033(a)	$830,000	$834,984
Celanese US Holdings LLC, 7.38%, 02/15/2034	520,000	535,202
Century Aluminum Co., 6.88%, 08/01/2032(a)	530,000	538,879
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(a)	1,100,000	1,113,943
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	200,000	193,414
12.00%, 02/15/2031(a)	810,000	847,216
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	540,000	539,754
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)	1,650,000	1,681,987
Magnera Corp., 4.75%, 11/15/2029(a)	600,000	559,449
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	1,110,000	1,121,611
Novelis Corp., 4.75%, 01/30/2030(a)	290,000	278,934
Olin Corp., 6.63%, 04/01/2033(a)	550,000	538,913
Trekor Metals Ltd., 8.25%, 05/01/2030(a)	1,040,000	1,082,000
		9,866,286
Communications — 5.4%
Cars.com, Inc., 6.38%, 11/01/2028(a)	500,000	497,294
CMG Media Corp., 8.88%, 06/18/2029(a)	250,000	181,334
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032(a)	880,000	784,318
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029(a)(b)	509,000	81,440
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(a)	1,620,000	1,694,342
Gen Digital, Inc., 6.25%, 04/01/2033(a)	570,000	561,518
Gray Media, Inc., 5.38%, 11/15/2031(a)	1,610,000	1,198,090
Lamar Media Corp., 4.88%, 01/15/2029	280,000	276,158
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030(a)	580,000	560,574
SV RNO Property Owner 1, LLC, 5.88%, 03/01/2031(a)	270,000	251,064
Univision Communications, Inc., 4.50%, 05/01/2029(a)	590,000	559,161
		6,645,293
Consumer, Cyclical — 9.8%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	530,000	547,364
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(a)	1,130,000	1,113,555
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	1,040,000	1,087,267
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	1,060,000	1,087,545
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032(a)	550,000	554,508
Dorman Products, Inc., 6.25%, 06/15/2034(a)	280,000	281,148
FirstCash Holdings, Inc., 6.13%, 05/01/2034(a)	560,000	552,336
Goodyear Tire & Rubber Co., 8.88%, 07/15/2032	840,000	862,883
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(a)	540,000	549,239
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	580,000	557,210
NCL Corp. Ltd., 6.25%, 09/15/2033(a)	560,000	532,616
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	510,000	546,315
Newell Brands, Inc., 8.50%, 06/01/2028(a)	540,000	563,933

See accompanying notes which are an integral part of these financial statements.

81

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — (Continued)
Penn Entertainment, Inc., 6.75%, 04/01/2031(a)	$570,000	$572,311
Phinia, Inc., 6.63%, 10/15/2032(a)	550,000	555,968
Resideo Funding II LLC, 6.50%, 07/15/2032(a)	540,000	540,673
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032	550,000	560,780
Viking Cruises Ltd., 5.88%, 10/15/2033(a)	1,120,000	1,109,528
		12,175,179
Consumer, Non-cyclical — 13.1%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	1,080,000	1,115,097
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)	540,000	555,522
B&G Foods, Inc., 8.00%, 09/15/2028(a)	400,000	391,549
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	280,000	280,159
Charlotte Buyer, Inc., 8.00%, 06/30/2031(a)	280,000	283,210
Chobani Holdco LLC, 6.38%, 04/15/2034(a)	130,000	130,443
Concentra Health Services, Inc., 6.88%, 07/15/2032(a)	530,000	545,660
DaVita, Inc., 6.88%, 09/01/2032(a)	810,000	833,054
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	530,000	544,904
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	810,000	829,422
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)	830,000	779,731
Hertz Corp., 12.63%, 07/15/2029(a)	600,000	391,790
Medline Borrower LP, 5.25%, 10/01/2029(a)	830,000	822,832
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	840,000	831,224
Performance Food Group, Inc., 4.25%, 08/01/2029(a)	500,000	483,813
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,170,000	1,112,393
Post Holdings, Inc., 6.38%, 03/01/2033(a)	1,130,000	1,113,674
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	1,140,000	1,109,830
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	1,160,000	1,122,044
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(a)	500,000	483,685
Synergy Infrastructure Holdings LLC, 7.00%, 07/15/2034(a)	550,000	555,210
Upbound Group, Inc., 6.38%, 02/15/2029(a)	550,000	546,286
US Foods, Inc., 7.25%, 01/15/2032(a)	260,000	268,968
VT Topco, Inc., 8.50%, 08/15/2030(a)	1,090,000	1,114,195
		16,244,695
Diversified — 0.7%
Stena International SA, 7.25%, 01/15/2031(a)	820,000	835,438
Energy — 14.8%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	780,000	814,242
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	550,000	558,192
Borr IHC Ltd. / Borr Finance LLC, 9.00%, 01/15/2034(a)	840,000	823,409
Bristow Group, Inc., 6.75%, 02/01/2033(a)	260,000	260,471
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031(a)	1,060,000	1,134,642
Caturus Energy LLC, 7.13%, 05/15/2031(a)	280,000	277,919
Comstock Resources, Inc., 5.88%, 01/15/2030(a)	1,110,000	1,046,504

See accompanying notes which are an integral part of these financial statements.

82

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
CVR Energy, Inc., 7.88%, 02/15/2034(a)	$1,120,000	$1,138,855
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	1,080,000	1,124,147
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	550,000	557,436
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)	270,000	269,645
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(a)	530,000	536,220
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	250,000	250,434
Kodiak Gas Services LLC, 6.50%, 10/01/2033(a)	540,000	539,612
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	500,000	501,454
Oceaneering International, Inc., 6.88%, 07/15/2034(a)	270,000	276,400
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030(a)	530,000	550,445
Seadrill Finance Ltd., 6.75%, 07/15/2034(a)	290,000	279,388
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,180,000	1,126,380
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(a)	530,000	543,625
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034(a)	1,110,000	1,121,391
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	540,000	552,389
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(a)	520,000	531,467
Validus Energy II Midcon LLC, 8.00%, 08/01/2031(a)	560,000	557,849
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	2,540,000	2,531,427
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(a)	530,000	546,249
		18,450,192
Financial — 21.4%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030(a)	500,000	479,645
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032(a)	150,000	151,865
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	510,000	527,457
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	990,000	835,605
CRC Insurance Group LLC, 7.13%, 06/01/2031(a)	1,130,000	1,128,431
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	820,000	820,656
Encore Capital Group, Inc., 6.63%, 04/15/2031(a)	540,000	542,671
EZCORP, Inc., 7.38%, 04/01/2032(a)	800,000	838,374
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(a)	2,210,000	2,133,287
GGAM Finance Ltd., 5.88%, 03/15/2030(a)	840,000	836,850
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	1,100,000	1,118,891
goeasy Ltd., 6.88%, 02/15/2031(a)	1,200,000	1,074,130
HA Sustainable Infrastructure Capital, Inc., 7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	540,000	544,430
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	1,090,000	1,111,635
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(a)	560,000	550,434
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(a)	800,000	835,873
LD Holdings Group LLC, 6.13%, 04/01/2028(a)	400,000	322,169
Millrose Properties, Inc., 6.38%, 08/01/2030(a)	550,000	554,567

See accompanying notes which are an integral part of these financial statements.

83

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	$500,000	$341,665
OneMain Finance Corp., 7.13%, 11/15/2031	1,100,000	1,115,427
PennyMac Financial Services, Inc., 6.75%, 02/15/2034(a)	880,000	816,979
PHH Corp., 9.88%, 11/01/2029(a)	860,000	852,650
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	1,650,000	1,709,676
PRA Group, Inc., 5.00%, 10/01/2029(a)	870,000	824,708
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	790,000	816,245
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	270,000	274,778
Rocket Cos., Inc., 7.13%, 02/01/2032(a)	1,050,000	1,076,975
Starwood Property Trust, Inc., 6.13%, 06/01/2031(a)	560,000	558,971
Stonebriar ABF Issuer LLC, 7.00%, 08/15/2031(a)	560,000	560,719
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	1,090,000	1,107,173
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	850,000	839,093
UWM Holdings LLC, 6.25%, 03/15/2031(a)	610,000	544,842
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(a)	260,000	267,924
Walker & Dunlop, Inc., 6.63%, 04/01/2033(a)	550,000	551,140
		26,665,935
Industrial — 11.2%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	530,000	534,446
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)	790,000	814,052
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)	530,000	537,847
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	820,000	846,753
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	530,000	543,643
Builders FirstSource, Inc., 6.75%, 05/15/2035(a)	1,110,000	1,100,353
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	560,000	533,746
Coherent Corp., 5.00%, 12/15/2029(a)	540,000	528,813
Enerflex, Inc., 6.88%, 01/15/2031(a)	530,000	539,024
Esab Corp., 5.63%, 04/01/2031(a)	270,000	267,411
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(a)	560,000	553,132
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	280,000	281,955
Knife River Corp., 7.75%, 05/01/2031(a)	520,000	537,601
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031(a)	1,120,000	1,061,730
9.50%, 06/01/2033(a)	250,000	246,149
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	550,000	557,566
Reworld Holding Corp., 4.88%, 12/01/2029(a)	590,000	560,372
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	290,000	281,391
Seaspan Corp., 5.50%, 08/01/2029(a)	570,000	554,255
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(a)	1,070,000	1,121,161
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	560,000	561,600
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(a)	520,000	536,369

See accompanying notes which are an integral part of these financial statements.

84

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	$490,000	$542,525
Urban One, Inc., 7.63%, 04/01/2031(a)	122,000	45,217
XPO, Inc., 7.13%, 06/01/2031(a)	260,000	267,139
		13,954,250
Technology — 1.9%
Amkor Technology, Inc., 5.88%, 10/01/2033(a)	560,000	545,418
CACI International, Inc., 6.38%, 06/15/2033(a)	390,000	393,375
Unisys Corp., 10.63%, 01/15/2031(a)	930,000	874,784
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	550,000	556,582
		2,370,159
Utilities — 2.2%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	570,000	559,473
NRG Energy, Inc., 6.25%, 11/01/2034(a)	1,110,000	1,107,708
Vistra Operations Co. LLC, 6.88%, 04/15/2032(a)	520,000	537,411
VoltaGrid LLC, 7.38%, 11/01/2030(a)	520,000	522,894
		2,727,486
TOTAL CORPORATE OBLIGATIONS (Cost $111,551,565)		109,934,913
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.1%
Bellemeade Re Ltd.
Series 2024-1, Class B1, 9.17% (30 day avg SOFR US + 5.55%), 08/25/2034(a)	500,000	519,943
Series 2025-1, Class B1, 8.67% (30 day avg SOFR US + 5.05%), 10/25/2035(a)	500,000	520,613
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class B5, 6.59%, 07/25/2054(a)(c)	1,016,000	818,823
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(c)	634,727	560,459
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class B5, 6.78%, 07/25/2054(a)(c)	1,160,000	952,296
New Residential Mortgage Loan Trust, Se 2015-1A, Class B6, 5.12%, 05/28/2052(a)(c)	1,226,633	1,017,281
Rate Mortgage Trust, Series 2024-J1, Class B5, 6.41%, 07/25/2054(a)(c)	929,000	700,599
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,333,516)		5,090,014
ASSET-BACKED SECURITIES — 2.8%
Automobile — 1.2%
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 09/17/2029(a)	250,000	246,002
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34%, 10/15/2029(a)	200,000	194,867
Lobel Automobile Receivables Trust, Series 2026-1, Class E, 8.37%, 01/15/2031(a)	250,000	249,810

See accompanying notes which are an integral part of these financial statements.

85

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A, Class E, 11.09%, 02/27/2034(a)	$185,619	$186,427
Series 2026-R1A, Class D, 7.72%, 07/25/2034(a)	250,000	247,038
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 10/15/2026(a)	108,782	109,201
Truist Bank, Series 2026-1, Class D, 10.10%, 06/26/2034(a)	231,255	234,735
		1,468,080
Consumer — 1.6%
ACHD Trust
Series 2025-DS1, Class B, 9.38%, 01/09/2034(a)	250,000	251,805
Series 2025-DS1, Class C, 11.33%, 01/09/2034(a)	250,000	250,763
Series 2026-DS1, Class B, 8.25%, 07/10/2034(a)	300,000	301,875
AMCR ABS Trust, Series 2026-A, Class C, 9.84%, 05/18/2033(a)	250,000	260,052
Oportun Financial Corp., Series 2026-A, Class E, 9.38%, 01/09/2034(a)	250,000	249,375
Pagaya AI Debt Selection Trust
Series 2025-R2, Class D, 5.80%, 10/15/2032(a)	92,180	91,520
Series 2025-R2, Class E, 9.34%, 10/15/2032(a)	267,953	176,233
Series 2026-4, Class E, 10.73%, 01/16/2034(a)	250,000	250,691
Upgrade Master Pass-Thru Trust, Series 2026-ST2, Class E, 7.74%, 06/15/2034(a)	250,000	250,931
		2,083,245
TOTAL ASSET-BACKED SECURITIES (Cost $3,555,400)		3,551,325

	Shares
EXCHANGE TRADED FUNDS — 0.6%
iShares Broad USD High Yield Corporate Bond ETF	20,859	767,194
TOTAL EXCHANGE TRADED FUNDS (Cost $772,617)		767,194
COMMON STOCKS — 0.2%
Energy — 0.2%
Enviva Escrow(d)(e)	400,000	0
Enviva LLC(e)	14,555	291,100
TOTAL COMMON STOCKS (Cost $502,758)		291,100

See accompanying notes which are an integral part of these financial statements.

86

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
First American Government Obligations Fund - Class U, 3.60%(f)	3,183,932	$3,183,932
TOTAL SHORT-TERM INVESTMENTS (Cost $3,183,932)		3,183,932
TOTAL INVESTMENTS — 98.7% (Cost $124,899,788)		$122,818,478
Other Assets in Excess of Liabilities — 1.3%		1,555,175
TOTAL NET ASSETS — 100.0%		$124,373,653

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2026, the value of these securities total $112,103,167 or 90.1% of the Fund’s net assets.

(b)	Issuer is currently in default and not accruing income.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(d)
As of July 31, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $0 or 0.0% of net assets. Value determined using significant unobservable inputs.

(e)	Non-income producing security. Income is not being accrued.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
See accompanying notes which are an integral part of these financial statements.

87

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 71.0%
ATLX Trust
Series 2024-RPL1, Class A2, 4.42%, 04/25/2064(a)(b)	$500,000	$479,764
Series 2024-RPL1, Class M1, 4.42%, 04/25/2064(a)(b)	1,000,000	948,045
Series 2024-RPL2, Class M1, 3.85%, 04/25/2063(a)(b)	1,000,000	950,624
Brean Asset Backed Securities Trust, Series 2026-RM15, Class A1, 4.25%, 04/25/2066(a)	992,801	943,829
CIM Trust, Series 2022-R1, Class M3, 4.00%, 01/25/2061(a)(b)	1,000,000	802,422
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066(a)(b)	1,179,000	937,275
Series 2021-3, Class M1, 2.30%, 09/27/2066(a)(b)	135,000	96,632
Series 2022-1, Class B2, 4.15%, 12/27/2066(a)(b)	1,300,000	1,151,485
Series 2022-2, Class B1, 3.94%, 02/25/2067(a)(b)	1,566,000	1,304,006
Series 2022-3, Class B1, 4.21%, 02/25/2067(a)(b)	2,000,000	1,717,388
Series 2026-2, Class A1B, 4.53%, 07/25/2066(a)(b)	4,000,000	3,872,686
Corevest American Finance Trust, Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	263,425
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class M1, 2.19%, 03/25/2056(a)(b)	1,000,000	635,141
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	1,250,000	949,599
Series 2021-NQM3, Class M1, 2.32%, 04/25/2066(a)(b)	1,000,000	761,883
Series 2021-NQM5, Class A3, 1.35%, 05/25/2066(a)(b)	1,083,392	895,098
Series 2021-NQM8, Class A3, 2.41%, 10/25/2066(a)(b)	1,149,324	1,002,932
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067(a)(b)	1,750,000	1,600,291
Deephaven Residential Mortgage Trust
Series 2021-2, Class M1, 2.22%, 04/25/2066(a)(b)	100,000	79,473
Series 2021-3, Class B1, 3.27%, 08/25/2066(a)(b)	700,000	528,025
Series 2026-CES1, Class A3, 5.93%, 03/25/2061(a)(c)	1,500,000	1,485,855
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066(a)(b)	777,000	592,361
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	139,000	98,236
Series 2021-3, Class B2, 4.29%, 09/25/2066(a)(b)	1,000,000	728,504
Series 2022-1, Class B1, 3.85%, 01/25/2067(a)(b)	750,000	588,560
Series 2022-4, Class B1, 5.84%, 09/25/2067(a)(b)	1,000,000	994,504
Series 2026-RM2, Class A1A, 4.75%, 05/25/2056(a)(b)	2,000,000	1,893,289
FIGRE Trust
Series 2025-PF2, Class D, 6.14%, 10/25/2055(a)(b)	853,000	845,520
Series 2026-EXP1, Class D, 6.85%, 06/25/2056(a)(b)	1,000,000	989,090
Series 2026-HF7, Class C, 5.37% (30 day avg SOFR US + 1.75%), 07/25/2056(a)	2,000,000	2,000,000
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	753,679	607,796
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052(a)(b)	1,500,000	909,558
Series 2024-RPL2, Class M1, 4.12%, 07/25/2061(a)(b)	3,000,000	2,862,672
Series 2025-RPL3, Class A2, 4.10%, 07/25/2065(a)(c)	1,000,000	950,913
Series 2026-AH2, Class M3, 5.87% (30 day avg SOFR US + 2.25%), 11/25/2056(a)	1,350,000	1,351,920

See accompanying notes which are an integral part of these financial statements.

88

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(b)	$164,232	$144,562
JP Morgan Mortgage Trust
Series 2019-6, Class B3, 4.25%, 12/25/2049(a)(b)	78,895	72,380
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	313,242	276,590
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(b)	1,263,110	1,040,368
Series 2021-12, Class A8, 2.50%, 02/25/2052(a)(b)	1,500,000	1,219,731
Series 2021-13, Class A5, 2.50%, 04/25/2052(a)(b)	1,499,999	995,621
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(b)	945,107	764,526
Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(b)	863,005	766,230
Series 2023-6, Class AX1, 0.17%, 12/26/2053(a)(b)(d)	14,645,540	70,372
Series 2024-5, Class B4, 6.89%, 11/25/2054(a)(b)	388,865	382,233
Series 2025-CES2, Class M1, 6.24%, 06/25/2055(a)(c)	1,000,000	1,002,796
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(b)	1,819,004	1,541,836
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	1,901,276	1,587,846
MFRA Trust
Series 2021-INV2, Class M1, 3.20%, 11/25/2056(a)(b)	2,000,000	1,601,759
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(b)	500,000	421,884
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(b)	1,000,000	844,872
Mill City Mortgage Trust, Series 2017-2, Class M3, 3.25%, 07/25/2059(a)(b)	160,000	149,837
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.53%, 09/25/2053(a)(b)	250,000	225,261
New Residential Mortgage Loan Trust
Series 2015-1A, Class B6, 5.12%, 05/28/2052(a)(b)	654,204	542,550
Series 2022-NQM4, Class A3, 6.00%, 06/25/2062(a)(c)	2,306,655	2,200,893
Series 2025-NQM5, Class M1, 6.09%, 08/25/2065(a)(b)	1,750,000	1,730,918
Series 2026-RPL1, Class A2, 4.00%, 12/25/2065(a)(c)	500,000	456,010
Series 2026-RPL1, Class M1, 4.00%, 12/25/2065(a)(b)	500,000	449,721
OBX Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	714,975	577,080
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(b)	514,761	454,536
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(b)	530,131	436,313
Series 2022-J2, Class A10, 3.00%, 08/25/2052(a)(b)	2,057,000	1,555,265
Series 2026-CES1, Class A3, 5.64%, 04/25/2056(a)(c)	1,629,000	1,610,411
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A1, 4.00%, 07/25/2069(a)(c)	1,730,622	1,676,089
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069(a)(c)	2,000,000	1,920,014
Series 2026-RN2, Class A1, 5.77%, 07/25/2056(a)(c)	1,242,111	1,240,514
Series 2026-RN3, Class A1, 5.85%, 08/25/2056(a)(c)(e)	1,000,000	999,998
Series 2026-RPL3, Class M1, 4.40%, 06/25/2070(a)(c)	1,000,000	928,256
Series 2026-RPL3, Class M2, 4.40%, 06/25/2070(a)(c)	1,000,000	896,176
Provident Funding Mortgage Trust, Series 2021-INV1, Class A14, 2.50%, 08/25/2051(a)(b)	1,505,963	1,205,139

See accompanying notes which are an integral part of these financial statements.

89

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
PRPM LLC
Series 2024-RPL2, Class M1, 3.50%, 05/25/2054(a)(c)	$1,000,000	$964,242
Series 2025-RCF1, Class A2, 4.50%, 02/25/2055(a)(c)	1,500,000	1,465,164
Series 2025-RCF1, Class A3, 4.50%, 02/25/2055(a)(c)	1,250,000	1,218,164
Series 2025-RPL3, Class A3, 3.25%, 04/25/2055(a)(c)	1,000,000	959,500
Series 2026-RCF3, Class M2, 5.25%, 05/25/2056(a)(b)	1,600,000	1,499,072
Series 2026-RCF4, Class M2, 5.25%, 06/25/2056(a)(c)	2,300,000	2,170,206
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	327,143
RCKT Mortgage Trust, Series 2021-5, Class A1, 2.50%, 11/25/2051(a)(b)	3,721,593	3,061,483
Saluda Grade Mortgage Funding LLC
Series 2022-SEQ2, Class A3, 4.50%, 02/25/2052(a)(b)	750,000	730,061
Series 2024-FIG5, Class D, 7.30%, 04/25/2054(a)(b)	985,684	1,002,577
Series 2025-LOC5, Class B1, 7.47% (1 mo. Term SOFR + 3.75%), 10/25/2055(a)	410,000	414,446
Series 2026-HB1, Class M3, 6.17% (1 mo. Term SOFR + 2.45%), 04/25/2056(a)	1,000,000	992,419
Series 2026-LOC6, Class A1X, 1.50%, 06/25/2056(a)(b)(d)	9,624,825	256,819
Series 2026-LOC6, Class M3, 6.32% (1 mo. Term SOFR + 2.60%), 06/25/2056(a)	2,000,000	2,003,939
Sequoia Mortgage Trust
Series 2023-4, Class B2, 5.60%, 11/25/2053(a)(b)	4,051,469	3,912,792
Series 2026-1, Class A1, 5.00%, 02/25/2056(a)(b)	2,286,869	2,196,909
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	1,996,497	1,658,839
Series 2021-1, Class M1, 2.50%, 07/25/2061(a)(b)	744,000	506,185
Series 2021-2, Class B2, 4.04%, 12/25/2061(a)(b)	910,000	612,859
Starwood Mortgage Residential Trust
Series 2022-2, Class A1, 4.18%, 02/25/2067(a)(b)	1,278,380	1,212,473
Series 2022-3, Class A1, 5.16%, 03/25/2067(a)(b)	173,688	170,676
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(b)	868,442	807,599
Towd Point Mortgage Trust
Series 2020-4, Class M1, 2.88%, 10/25/2060(a)	565,000	441,692
Series 2024-4, Class A2, 4.55%, 10/27/2064(a)(b)	500,000	472,031
Series 2024-4, Class M1, 4.55%, 10/27/2064(a)(b)	500,000	453,837
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066(a)(b)	1,750,000	1,324,348
Series 2021-3, Class M1, 2.40%, 06/25/2066(a)(b)	1,000,000	827,800
Series 2021-8, Class B1, 4.24%, 11/25/2066(a)(b)	1,000,000	868,188
Series 2022-2, Class B1, 4.25%, 02/25/2067(a)(b)	1,300,000	1,049,016
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	180,518	169,642
Series 2022-3, Class M1, 4.03%, 02/25/2067(a)(b)	1,000,000	859,337
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 06/25/2051(a)(b)	269,906	237,195
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $105,113,978)		103,654,041

See accompanying notes which are an integral part of these financial statements.

90

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY - 40.1%
Federal Home Loan Mortgage Corp.
Pool 000TBA, 6.00%, 08/15/2040	$6,000,000	$6,067,008
Pool 000TBA, 5.50%, 08/15/2040	10,000,000	9,897,615
Pool QJ3250, 6.50%, 09/01/2054	781,302	809,940
Pool QJ6122, 5.00%, 10/01/2054	1,860,880	1,808,357
Pool QJ7711, 5.00%, 11/01/2054	2,074,520	2,008,258
Pool QX0791, 5.50%, 12/01/2054	1,664,040	1,654,181
Pool RA3515, 2.50%, 09/01/2050	3,761,524	3,086,365
Pool RB5146, 2.50%, 02/01/2042	3,743,484	3,299,768
Pool RB5149, 2.50%, 03/01/2042	686,765	597,752
Pool RC1914, 2.00%, 06/01/2036	245,338	222,241
Pool SD1581, 2.50%, 09/01/2052	2,553,702	2,097,706
Pool SD4663, 6.00%, 01/01/2054	2,345,160	2,380,968
Pool SD8447, 6.00%, 07/01/2054	529,964	536,526
Pool SL0219, 4.50%, 02/01/2054	2,300,654	2,175,789
Federal National Mortgage Association
Pool BF0496, 3.00%, 07/01/2060	827,894	701,447
Pool CB2795, 3.00%, 02/01/2052	2,182,957	1,871,334
Pool DC6402, 5.00%, 11/01/2054	1,888,290	1,826,487
Pool FM6099, 2.00%, 02/01/2051	1,133,344	889,239
Pool FP0069, 2.50%, 01/01/2052	1,651,519	1,358,964
Pool FS9287, 5.50%, 09/01/2054	1,828,475	1,822,618
Pool MA4364, 2.00%, 06/01/2041	2,703,879	2,324,308
Pool MA4422, 2.00%, 09/01/2041	3,271,059	2,802,591
Pool MA4474, 2.00%, 11/01/2041	2,798,634	2,395,006
Pool MA4520, 2.00%, 01/01/2042	2,709,541	2,315,241
Pool MA5139, 6.00%, 09/01/2053	983,924	998,507
Pool MA5320, 4.00%, 03/01/2054	865,091	790,551
Pool MA5551, 4.50%, 12/01/2054	2,015,676	1,895,704
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY (Cost $59,771,730)		58,634,471

	Shares
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
First American Government Obligations Fund - Class U, 3.60%(f)	881,277	881,277
TOTAL SHORT-TERM INVESTMENTS (Cost $881,277)		881,277
TOTAL INVESTMENTS — 111.7% (Cost $165,766,985)		$163,169,789
Liabilities in Excess of Other Assets — (11.7)%		(17,070,236)
TOTAL NET ASSETS — 100.0%		$146,099,553

See accompanying notes which are an integral part of these financial statements.

91

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
TBA - To Be Announced
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2026, the value of these securities total $103,654,041 or 70.9% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(d)	Interest only security.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
See accompanying notes which are an integral part of these financial statements.

92

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 24.4%
Federal Home Loan Mortgage Corp.
Series K-058, Class A2, 2.65%, 08/25/2026	$376,925	$376,386
Series K-F100, Class AL, 3.88% (30 day avg SOFR US + 0.24%), 11/25/2027	3,629,839	3,620,877
Series K-F100, Class AS, 3.81% (30 day avg SOFR US + 0.18%), 01/25/2028	3,263,481	3,258,743
Series K-F101, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 01/25/2031	69,994	69,400
Series K-F102, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 01/25/2031	25,383,793	25,082,792
Series K-F103, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 01/25/2031	8,852,174	8,756,898
Series K-F104, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 01/25/2031	1,683,440	1,676,741
Series K-F105, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 02/25/2031	8,740,842	8,688,283
Series K-F106, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 01/25/2031	4,876,107	4,827,312
Series K-F108, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 02/25/2031	4,695,283	4,676,023
Series K-F109, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 03/25/2031	371,963	369,815
Series K-F110, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 03/25/2031	5,888,535	5,858,951
Series K-F111, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 03/25/2031	6,407,357	6,371,316
Series K-F112, Class AS, 3.86% (30 day avg SOFR US + 0.23%), 04/25/2031	4,754,959	4,700,733
Series K-F113, Class AS, 3.86% (30 day avg SOFR US + 0.23%), 05/25/2028	4,232,986	4,217,108
Series K-F114, Class AS, 3.85% (30 day avg SOFR US + 0.22%), 05/25/2031	6,103,295	6,030,458
Series K-F115, Class AS, 3.84% (30 day avg SOFR US + 0.21%), 06/25/2031	5,673,825	5,604,666
Series K-F117, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 06/25/2031	2,693,981	2,666,465
Series K-F118, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 07/25/2028	2,395,253	2,383,331
Series K-F119, Class AS, 3.84% (30 day avg SOFR US + 0.21%), 07/25/2031	8,635,256	8,583,203
Series K-F120, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 08/25/2031	21,813,307	21,681,947
Series K-F121, Class AS, 3.81% (30 day avg SOFR US + 0.18%), 08/25/2028	6,790,068	6,751,256
Series K-F122, Class AS, 3.82% (30 day avg SOFR US + 0.19%), 09/25/2031	5,725,556	5,700,793
Series KF123, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 09/25/2028	3,243,408	3,225,226

See accompanying notes which are an integral part of these financial statements.

93

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF124, Class AS, 3.85% (30 day avg SOFR US + 0.22%), 10/25/2031	$3,442,677	$3,421,600
Series KF125, Class AS, 3.85% (30 day avg SOFR US + 0.22%), 10/25/2028	6,519,682	6,485,440
Series KF126, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 11/25/2031	4,921,031	4,898,513
Series KF-127, Class AS, 3.84% (30 day avg SOFR US + 0.21%), 12/25/2028	18,402,645	18,334,334
Series KF128, Class AS, 3.86% (30 day avg SOFR US + 0.23%), 12/25/2031	7,555,093	7,494,237
Series KF129, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 01/25/2029	6,086,271	6,054,872
Series KF130, Class AS, 3.92% (30 day avg SOFR US + 0.29%), 01/25/2029	1,606,824	1,604,351
Series KF132, Class AS, 4.02% (30 day avg SOFR US + 0.39%), 02/25/2032	4,589,758	4,589,520
Series KF133, Class AS, 4.00% (30 day avg SOFR US + 0.37%), 02/25/2029	836,856	834,706
Series KF134, Class AS, 4.04% (30 day avg SOFR US + 0.41%), 03/25/2032	18,051,641	18,029,762
Series KF136, Class AS, 4.04% (30 day avg SOFR US + 0.41%), 04/25/2032	627,351	625,351
Series KF141, Class AS, 4.20% (30 day avg SOFR US + 0.57%), 07/25/2032	834,003	836,807
Series KF155, Class AS, 4.30% (30 day avg SOFR US + 0.67%), 02/25/2030	141,731	142,035
Series KF160, Class AS, 4.33% (30 day avg SOFR US + 0.70%), 10/25/2030	360,311	362,280
Series KF166, Class AS, 4.23% (30 day avg SOFR US + 0.60%), 01/25/2032	4,460,174	4,467,854
Series KF169, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 11/25/2035	10,000,000	10,012,480
Series KF170, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 11/25/2035	19,999,204	20,024,163
Series KF171, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 03/25/2036	15,000,000	15,000,225
Series KF172, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 04/25/2036	20,000,000	20,024,960
Series KF173, Class AS, 4.15% (30 day avg SOFR US + 0.55%), 06/25/2036(a)	26,000,000	26,032,500
Series KF37, Class A, 4.11% (30 day avg SOFR US + 0.47%), 09/25/2027	484,615	485,020
Series KF57, Class A, 4.29% (30 day avg SOFR US + 0.65%), 12/25/2028	129,379	129,897
Series KF59, Class A, 4.29% (30 day avg SOFR US + 0.65%), 02/25/2029	697,793	699,634
Series KF61, Class A, 4.28% (30 day avg SOFR US + 0.64%), 03/25/2029	533,467	534,879

See accompanying notes which are an integral part of these financial statements.

94

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF67, Class A, 4.27% (30 day avg SOFR US + 0.63%), 08/25/2029	$234,444	$235,201
Series KF75, Class AS, 4.18% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	913,494	915,213
Series KF81, Class AS, 4.03% (30 day avg SOFR US + 0.40%), 06/25/2027	1,700,549	1,702,014
Series KF82, Class AS, 4.05% (30 day avg SOFR US + 0.42%), 06/25/2030	5,231,009	5,217,597
Series KF85, Class AS, 3.96% (30 day avg SOFR US + 0.33%), 08/25/2030	814,836	810,174
Series KF88, Class AL, 4.08% (30 day avg SOFR US + 0.44%), 09/25/2030	2,648,106	2,644,375
Series KF91, Class AS, 4.01% (30 day avg SOFR US + 0.38%), 10/25/2030	2,949,842	2,936,907
Series KF94, Class AL, 4.05% (30 day avg SOFR US + 0.41%), 11/25/2030	4,985,216	4,969,029
Series KF96, Class AL, 4.01% (30 day avg SOFR US + 0.37%), 12/25/2030	137,050	136,386
Series KF96, Class AS, 3.93% (30 day avg SOFR US + 0.30%), 11/25/2030	1,693,823	1,680,818
Series KF97, Class AS, 3.88% (30 day avg SOFR US + 0.25%), 12/25/2030	3,205,959	3,174,701
Series KF98, Class AL, 3.92% (30 day avg SOFR US + 0.28%), 12/25/2030	5,047,729	5,005,030
Series KF98, Class AS, 3.84% (30 day avg SOFR US + 0.21%), 12/25/2030	5,241,122	5,164,665
Series KF99, Class AS, 3.83% (30 day avg SOFR US + 0.20%), 12/25/2030	22,844,151	22,573,790
Federal National Mortgage Association
Pool 470496, 3.88%, 01/01/2027	2,526,312	2,521,125
Pool AN3381, 2.52%, 10/01/2026	883,886	880,089
Series 2015-M10, Class A2, 3.09%, 04/25/2027(b)	2,067,306	2,051,960
Series 2017-M12, Class A2, 3.07%, 06/25/2027(b)	1,286,708	1,275,108
Series 2017-M15, Class ATS2, 3.18%, 11/25/2027(b)	1,142,279	1,129,649
Series 2017-M8, Class A2, 3.06%, 05/25/2027(b)	922,576	914,678
Series 2019-M28, Class AV, 2.23%, 02/25/2027	1,008,833	999,527
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $383,388,534)		383,242,179
CORPORATE OBLIGATIONS — 23.4%
Basic Materials — 0.9%
ArcelorMittal SA, 6.55%, 11/29/2027	4,800,000	4,908,443
Cabot Corp., 3.40%, 09/15/2026	2,250,000	2,239,586
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(c)	275,000	274,875
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027(c)	5,650,000	5,467,382
Methanex Corp., 5.13%, 10/15/2027	350,000	350,664

See accompanying notes which are an integral part of these financial statements.

95

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Basic Materials — (Continued)
Mosaic Co., 5.38%, 11/15/2028	$315,000	$318,399
Mosaic Global Holdings, Inc., 7.30%, 01/15/2028	950,000	979,496
		14,538,845
Communications — 0.3%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(c)	50,000	50,007
Expedia Group, Inc., 4.63%, 08/01/2027	4,217,000	4,218,219
Univision Communications, Inc., 4.50%, 05/01/2029(c)	575,000	544,945
		4,813,171
Consumer, Cyclical — 4.6%
American Honda Finance Corp., 4.55%, 04/10/2028	245,000	244,526
AutoNation, Inc., 1.95%, 08/01/2028	5,381,000	5,084,597
BorgWarner, Inc., 2.65%, 07/01/2027	3,960,000	3,897,528
Carnival Corp., 4.00%, 08/01/2028(c)	6,380,000	6,252,475
Delta Air Lines, Inc., 4.95%, 07/10/2028	6,855,000	6,865,854
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	4,800,000	4,646,571
General Motors Co., 5.35%, 04/15/2028	3,580,000	3,612,301
General Motors Financial Co., Inc., 2.40%, 04/10/2028	3,400,000	3,272,156
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029	295,000	282,798
Hyatt Hotels Corp.
5.75%, 01/30/2027	1,275,000	1,280,853
5.05%, 03/30/2028	5,705,000	5,727,664
Meritage Homes Corp.
5.13%, 06/06/2027	2,100,000	2,099,682
3.88%, 04/15/2029(c)	235,000	227,508
Newell Brands, Inc., 8.50%, 06/01/2028(c)	800,000	835,456
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(c)	5,565,000	5,611,568
Southwest Airlines Co.
3.00%, 11/15/2026	3,800,000	3,784,749
7.38%, 03/01/2027	890,000	901,652
4.38%, 11/15/2028	2,260,000	2,234,364
Toll Brothers Finance Corp., 4.88%, 03/15/2027	2,153,000	2,155,676
United Airlines, Inc., 4.63%, 04/15/2029(c)	6,905,000	6,790,419
VOC Escrow Ltd., 5.00%, 02/15/2028(c)	6,745,000	6,727,063
		72,535,460
Consumer, Non-cyclical — 2.2%
Ashtead Capital, Inc., 1.50%, 08/12/2026(c)	2,608,000	2,606,032
Campbell’s Co., 5.20%, 03/19/2027	6,370,000	6,396,942
Conagra Brands, Inc.
1.38%, 11/01/2027	4,090,000	3,924,370
7.00%, 10/01/2028	1,560,000	1,624,923
Global Payments, Inc., 4.95%, 08/15/2027	2,977,000	2,986,211
HCA, Inc.
3.13%, 03/15/2027	525,000	520,667
5.20%, 06/01/2028	2,050,000	2,066,821
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	5,815,000	5,834,740

See accompanying notes which are an integral part of these financial statements.

96

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-cyclical — (Continued)
Kraft Heinz Foods Co., 3.88%, 05/15/2027	$388,000	$386,076
Royalty Pharma PLC, 1.75%, 09/02/2027	2,188,000	2,123,611
Universal Health Services, Inc., 1.65%, 09/01/2026	5,565,000	5,553,069
		34,023,462
Energy — 2.2%
Continental Resources, Inc.
2.27%, 11/15/2026(c)	3,400,000	3,376,476
4.38%, 01/15/2028	2,720,000	2,700,017
DT Midstream, Inc., 4.13%, 06/15/2029(c)	5,250,000	5,123,994
Enbridge, Inc., 4.60%, 06/20/2028	2,080,000	2,077,319
Energy Transfer LP, 5.55%, 02/15/2028	4,700,000	4,759,258
EQT Corp., 3.90%, 10/01/2027	579,000	573,744
Occidental Petroleum Corp.
3.20%, 08/15/2026	3,100,000	3,109,066
3.00%, 02/15/2027	1,970,000	1,953,616
ONEOK, Inc., 4.55%, 07/15/2028	2,000,000	1,994,208
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	5,565,000	5,561,273
Western Midstream Operating LP, 4.75%, 08/15/2028	4,050,000	4,049,504
		35,278,475
Financial — 8.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	6,855,000	6,591,644
Aircastle Ltd.
2.85%, 01/26/2028(c)	3,400,000	3,299,933
6.50%, 07/18/2028(c)	1,480,000	1,520,697
Ally Financial, Inc., 2.20%, 11/02/2028	5,210,000	4,919,243
Apollo Debt Solutions BDC, 5.20%, 12/08/2028(c)	5,215,000	5,139,986
Ares Capital Corp.
7.00%, 01/15/2027	4,000,000	4,039,941
2.88%, 06/15/2027	335,000	330,231
2.88%, 06/15/2028	1,785,000	1,713,149
Athene Global Funding
5.52%, 03/25/2027(c)	2,779,000	2,796,993
4.83%, 05/09/2028(c)	3,591,000	3,582,647
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(c)	2,005,000	1,948,846
2.75%, 02/21/2028(c)	1,585,000	1,535,761
6.38%, 05/04/2028(c)	2,610,000	2,671,030
Banco Santander SA, 3.80%, 02/23/2028	1,965,000	1,937,449
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(c)	800,000	791,839
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(c)	730,000	719,649
Citigroup, Inc., 4.45%, 09/29/2027	6,330,000	6,315,076
Crown Castle, Inc.
2.90%, 03/15/2027	330,000	326,997
3.80%, 02/15/2028	6,045,000	5,955,257

See accompanying notes which are an integral part of these financial statements.

97

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Enact Holdings, Inc., 6.25%, 05/28/2029	$1,300,000	$1,334,156
Freedom Mortgage Corp., 6.63%, 01/15/2027(c)	800,000	800,924
GGAM Finance Ltd., 8.00%, 02/15/2027(c)	250,000	250,147
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(c)	850,000	864,598
Goldman Sachs Private Credit Corp., 5.88%, 05/06/2028	5,072,000	5,104,112
Golub Capital BDC, Inc.
2.05%, 02/15/2027	3,370,000	3,318,194
6.00%, 07/15/2029	2,640,000	2,643,483
Host Hotels & Resorts LP, 4.25%, 12/15/2028	5,731,000	5,645,369
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028(c)	610,000	590,166
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	2,505,000	2,541,869
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(c)	800,000	800,186
Keybank National Association, 6.95%, 02/01/2028	6,755,000	6,948,825
Lazard Group LLC, 4.50%, 09/19/2028	5,073,000	5,041,819
LPL Holdings, Inc.
5.70%, 05/20/2027	2,410,000	2,429,643
4.63%, 11/15/2027(c)	2,800,000	2,784,904
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028(c)	5,210,000	5,219,004
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	500,000	494,488
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/2029	5,067,000	5,104,602
OneMain Finance Corp., 3.50%, 01/15/2027	400,000	397,041
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(c)	585,000	554,759
PRA Group, Inc., 8.38%, 02/01/2028(c)	800,000	810,766
Radian Group, Inc., 4.88%, 03/15/2027	3,350,000	3,345,681
Starwood Property Trust, Inc., 5.88%, 08/15/2029(c)	242,000	242,560
Sumisho Air Lease Corp.
1.88%, 08/15/2026	4,800,000	4,795,101
3.63%, 04/01/2027	2,000,000	1,987,113
Synchrony Bank, 5.63%, 08/23/2027	3,425,000	3,458,571
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(c)	400,000	397,016
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 04/15/2028(c)	200,000	199,418
VICI Properties LP / VICI Note Co., Inc.
5.75%, 02/01/2027(c)	580,000	581,530
3.75%, 02/15/2027(c)	5,565,000	5,536,353
		130,358,766
Industrial — 2.7%
Arrow Electronics, Inc.
7.50%, 01/15/2027	1,100,000	1,108,261
3.88%, 01/12/2028	5,045,000	4,973,741
Avnet, Inc., 6.25%, 03/15/2028	6,865,000	6,997,737
Black & Decker Holdings, Inc., 7.05%, 07/01/2028(c)	3,950,000	4,040,552
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(c)	735,000	731,113
Flex Ltd., 6.00%, 01/15/2028	5,147,000	5,221,475
GATX Corp.
3.25%, 09/15/2026	1,298,000	1,294,758
3.50%, 03/15/2028	670,000	657,896

See accompanying notes which are an integral part of these financial statements.

98

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Jabil, Inc., 3.95%, 01/12/2028	$1,345,000	$1,329,969
Masco Corp., 1.50%, 02/15/2028	844,000	805,230
MasTec, Inc., 4.50%, 08/15/2028(c)	5,210,000	5,148,150
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.55%, 05/01/2028(c)	2,000,000	2,022,520
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(c)	850,000	849,436
XPO, Inc., 6.25%, 06/01/2028(c)	6,760,000	6,823,294
		42,004,132
Technology — 1.1%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	2,250,000	2,236,375
4.25%, 04/01/2028	4,545,000	4,485,460
Fiserv, Inc., 2.25%, 06/01/2027	5,650,000	5,548,573
Oracle Corp., 2.30%, 03/25/2028	6,100,000	5,813,900
		18,084,308
Utilities — 1.1%
American Electric Power Co., Inc., 5.75%, 11/01/2027	4,800,000	4,865,917
NRG Energy, Inc., 2.45%, 12/02/2027(c)	5,860,000	5,683,274
Puget Energy, Inc., 2.38%, 06/15/2028	1,450,000	1,388,928
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	2,530,000	2,515,554
4.30%, 10/15/2028(c)	2,165,000	2,138,587
		16,592,260
TOTAL CORPORATE OBLIGATIONS (Cost $369,427,371)		368,228,879
ASSET-BACKED SECURITIES — 21.4%
Automobile — 10.0%
ACM Auto Trust, Series 2025-4A, Class A, 5.87%, 05/20/2030(c)	701,640	694,600
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032(c)	528,948	530,149
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029(c)	4,142,323	4,195,840
Series 2024-1, Class D, 5.86%, 05/13/2030(c)	5,000,000	5,038,175
Series 2024-2, Class D, 6.53%, 04/12/2030(c)	5,500,000	5,582,933
Series 2026-2, Class A, 4.32%, 05/08/2030(c)	7,172,269	7,166,467
Series 2026-3, Class A, 4.60%, 06/10/2030(c)	3,250,000	3,253,769
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2B, 4.17% (30 day avg SOFR US + 0.55%), 03/19/2029(c)	3,286,080	3,288,631
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-2A, Class A, 6.90%, 01/16/2029(c)	17,761	17,810
Series 2024-1A, Class A, 6.46%, 04/17/2028(c)	18,404	18,417
Series 2026-1A, Class A2, 4.96%, 08/15/2030(c)	2,500,000	2,501,798
Avis Budget Car Rental LLC
Series 2021-2A, Class A, 1.66%, 02/20/2028(c)	5,000,000	4,954,549
Series 2021-2A, Class B, 1.90%, 02/20/2028(c)	1,333,000	1,321,294

See accompanying notes which are an integral part of these financial statements.

99

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Series 2023-3A, Class C, 7.05%, 02/22/2028(c)	$800,000	$804,687
Series 2024-2A, Class B, 5.57%, 10/20/2028(c)	1,500,000	1,510,339
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class E, 10.37%, 07/15/2030(c)	1,400,000	1,490,912
Series 2024-1, Class D, 6.03%, 11/15/2029	4,000,000	4,043,149
Series 2024-3, Class B, 5.37%, 10/16/2028	9,886	9,860
Series 2026-1, Class A2, 4.10%, 07/17/2028	1,356,732	1,356,655
Series 2026-2, Class A2, 4.24%, 09/15/2028	1,000,000	1,000,129
Series 2026-3, Class B, 4.84%, 04/15/2032	2,750,000	2,752,694
CarMax Auto Owner Trust, Series 2026-2, Class A2B, 4.08% (30 day avg SOFR US + 0.45%), 08/15/2029	2,750,000	2,754,138
Carvana Auto Receivables Trust
Series 2021-N2, Class C, 1.07%, 03/10/2028	40,721	40,200
Series 2021-N2, Class E, 2.90%, 03/10/2028(c)	1,212,989	1,198,198
Series 2021-N3, Class C, 1.02%, 06/12/2028	13,535	13,272
CPS Auto Trust
Series 2023-C, Class D, 6.77%, 10/15/2029(c)	7,300,000	7,454,015
Series 2026-B, Class B, 4.59%, 12/16/2030(c)	1,250,000	1,247,427
Series 2026-C, Class B, 4.84%, 02/18/2031(c)	2,300,000	2,298,977
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 03/15/2028(c)	1,597,261	1,599,324
Series 2023-2A, Class D, 6.62%, 02/15/2029(c)	1,245,000	1,259,040
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(c)	2,000,000	1,988,056
Series 2022-5A, Class D, 7.40%, 02/15/2029	2,656,757	2,682,481
Series 2023-4A, Class E, 9.57%, 02/18/2031(c)	1,500,000	1,598,969
Series 2025-2A, Class B, 4.92%, 09/17/2029	1,125,000	1,127,787
Series 2025-5A, Class A2, 4.38%, 06/15/2028	1,833,655	1,834,497
FinBe USA Trust, Series 2025-1A, Class A, 5.70%, 12/15/2028(c)	316,331	316,207
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027(c)	133,078	131,999
Series 2021-4, Class D, 2.26%, 12/15/2027(c)	323,972	319,500
Series 2023-3, Class C, 6.01%, 07/16/2029(c)	585,000	584,791
GLS Auto Receivables Trust
Series 2022-2A, Class E, 5.50%, 06/15/2029(c)	2,500,000	2,505,224
Series 2024-2A, Class D, 6.19%, 02/15/2030(c)	250,000	252,486
Series 2026-1A, Class A2, 4.04%, 11/15/2028(c)	1,803,698	1,802,363
GM Financial Consumer Automobile Receivables Trust, Series 2026-2, Class A2B, 4.02% (30 day avg SOFR US + 0.40%), 05/16/2029	3,000,000	3,002,536
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032(c)	150,876	152,091
Lendbuzz Securitization Trust
Series 2024-1A, Class A2, 6.19%, 08/15/2029(c)	603,722	605,372
Series 2025-1A, Class B, 5.47%, 11/15/2030(c)	3,550,000	3,546,216
Series 2025-2A, Class A2, 5.18%, 05/15/2030(c)	328,851	329,349
Series 2026-1A, Class A2, 4.68%, 07/15/2030(c)	1,916,536	1,913,456

See accompanying notes which are an integral part of these financial statements.

100

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Lobel Automobile Receivables Trust
Series 2023-2, Class C, 10.04%, 06/15/2029(c)	$369,967	$371,239
Series 2026-1, Class A, 4.88%, 10/16/2028(c)	2,582,094	2,583,284
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(c)	28,593	28,626
Prestige Auto Receivables Trust
Series 2025-1A, Class B, 5.34%, 11/15/2028(c)	4,773,374	4,780,614
Series 2025-1A, Class C, 5.52%, 02/15/2030(c)	5,000,000	5,014,075
Research-Driven Pagaya Motor Asset Trust
Series 2022-3A, Class B, 6.58%, 11/25/2030(c)	193,776	194,233
Series 2025-3A, Class A2, 5.15%, 02/27/2034(c)	4,500,000	4,513,617
Series 2025-5A, Class A3, 4.84%, 06/26/2034(c)	3,000,000	2,989,996
Series 2025-6A, Class A3, 5.01%, 08/25/2034(c)	2,000,000	1,995,404
Series 2026-1A, Class A3, 4.86%, 01/25/2035(c)	2,500,000	2,489,682
Series 2026-2A, Class A2, 4.84%, 02/26/2035(c)	5,000,000	5,003,272
Series 2026-3A, Class A2, 4.85%, 03/26/2035(c)	3,500,000	3,500,103
Series 2026-R1A, Class A, 5.66%, 07/25/2034(c)	4,102,168	4,095,048
Series 2026-R2A, Class A, 5.83%, 10/25/2035(c)	3,500,000	3,502,876
Santander Consumer USA Holdings, Inc.
Series 2025-4, Class A2, 4.28%, 01/15/2029	4,377,827	4,380,006
Series 2026-1, Class A2, 4.04%, 03/15/2029	2,454,893	2,453,187
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032(c)	1,384,881	1,387,426
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	2,413,640	2,423,374
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/2027(c)	372,559	302,497
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%, 11/10/2028(c)	172,260	171,653
Upgrade Auto Receivables Trust, Series 2025-1A, Class A2, 4.54%, 05/15/2029(c)	2,105,049	2,105,704
US Auto Funding Trust, Series 2022-1A, Class B, 5.13%, 12/15/2026(c)	41,934	11,889
Veros Automobile Receivables Trust
Series 2026-1, Class A, 4.53%, 08/15/2028(c)	1,018,623	1,018,969
Series 2026-2, Class B, 5.26%, 10/10/2029(c)	2,000,000	2,000,332
Westlake Automobile Receivables Trust
Series 2025-2A, Class A2B, 4.21% (30 day avg SOFR US + 0.58%), 09/15/2028(c)	880,577	881,093
Series 2026-1A, Class A2A, 4.02%, 09/15/2028(c)	2,000,000	1,998,113
Series 2026-1A, Class A2B, 4.16% (30 day avg SOFR US + 0.53%), 09/15/2028(c)	3,000,000	3,001,033
		157,288,173
Consumer — 10.8%
ACHD Trust
Series 2025-DS1, Class A, 5.98%, 01/09/2034(c)	1,764,644	1,765,565
Series 2026-DS1, Class A, 5.67%, 07/10/2034(c)	1,760,614	1,762,909

See accompanying notes which are an integral part of these financial statements.

101

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
ACHV ABS Trust
Series 2024-1PL, Class B, 6.34%, 04/25/2031(c)	$170,000	$170,809
Series 2024-1PL, Class C, 6.42%, 04/25/2031(c)	259,223	260,296
Series 2024-1PL, Class D, 7.29%, 04/25/2031(c)	2,338,243	2,354,414
Series 2024-2PL, Class B, 5.43%, 10/27/2031(c)	225,899	226,707
Series 2024-2PL, Class C, 5.72%, 10/27/2031(c)	1,312,400	1,318,137
Series 2024-3AL, Class C, 5.68%, 12/26/2031(c)	591,608	593,795
Series 2024-3AL, Class D, 6.75%, 12/26/2031(c)	1,913,490	1,933,791
Series 2025-1PL, Class E, 6.50%, 04/26/2032(c)	1,036,553	1,035,080
Avant Loans Funding Trust, Series 2024-REV1, Class C, 7.06%, 10/15/2033(c)	1,000,000	998,765
Bankers Healthcare Group, Inc.
Series 2020-A, Class C, 5.17%, 09/17/2031(c)	991,839	992,096
Series 2023-B, Class B, 7.45%, 12/17/2036(c)	981,479	1,015,253
Series 2024-1CON, Class A, 5.81%, 04/17/2035(c)	2,402,489	2,429,658
Series 2025-1CON, Class C, 5.56%, 04/17/2036(c)	2,000,000	1,996,461
Cherry Securitization Trust
Series 2025-1A, Class A, 6.13%, 11/15/2032(c)	2,000,000	2,015,984
Series 2026-1A, Class A, 5.43%, 01/17/2034(c)	1,250,000	1,248,724
Mariner Finance Issuance Trust, Series 2021-BA, Class A, 2.10%, 11/20/2036(c)	2,120,000	2,081,618
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 08/15/2032(c)	1,845,919	1,855,599
Series 2023-1A, Class D, 8.15%, 04/15/2033(c)	4,299,950	4,359,799
Series 2023-3A, Class D, 8.04%, 09/15/2033(c)	4,766,939	4,853,387
Series 2023-4A, Class B, 8.15%, 12/15/2033(c)	1,755,000	1,792,332
Series 2024-1A, Class C, 6.34%, 07/17/2034(c)	2,800,000	2,807,627
Series 2025-1A, Class B, 4.95%, 07/16/2035(c)	2,000,000	2,004,458
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045(c)	59,662	59,707
Oportun Financial Corp.
Series 2024-2, Class D, 10.47%, 02/09/2032(c)	1,300,000	1,322,141
Series 2026-A, Class B, 5.06%, 01/09/2034(c)	1,000,000	993,888
Pagaya AI Debt Selection Trust
Series 2022-1, Class C, 4.89%, 10/15/2029(c)	3,361,321	3,347,559
Series 2024-10, Class C, 5.99%, 06/15/2032(c)	2,162,832	2,166,948
Series 2024-11, Class B, 5.64%, 07/15/2032(c)	870,681	873,411
Series 2024-11, Class C, 5.87%, 07/15/2032(c)	490,694	491,454
Series 2024-5, Class B, 6.60%, 10/15/2031(c)	617,598	617,973
Series 2024-6, Class B, 6.59%, 11/15/2031(c)	675,768	676,156
Series 2024-8, Class C, 6.03%, 01/15/2032(c)	335,741	335,829
Series 2024-8, Class D, 6.53%, 01/15/2032(c)	601,305	601,627
Series 2024-9, Class B, 5.31%, 03/15/2032(c)	1,936,166	1,937,595
Series 2024-9, Class D, 6.17%, 03/15/2032(c)	547,475	546,833
Series 2025-1, Class A2, 5.16%, 07/15/2032(c)	1,951,244	1,953,691
Series 2025-1, Class B, 5.63%, 07/15/2032(c)	1,289,041	1,288,741
Series 2025-2, Class A2, 4.96%, 10/15/2032(c)	3,017,111	3,016,000

See accompanying notes which are an integral part of these financial statements.

102

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2025-2, Class C, 5.64%, 10/15/2032(c)	$1,125,141	$1,125,691
Series 2025-3, Class A2, 5.37%, 12/15/2032(c)	1,104,774	1,106,493
Series 2025-4, Class B, 5.69%, 01/17/2033(c)	7,999,716	8,008,886
Series 2025-4, Class C, 6.15%, 01/17/2033(c)	2,999,893	3,003,618
Series 2025-5, Class A2, 5.11%, 03/15/2033(c)	3,769,358	3,769,453
Series 2025-5, Class B, 5.44%, 03/15/2033(c)	6,337,255	6,330,732
Series 2025-5, Class C, 5.64%, 03/15/2033(c)	3,499,865	3,501,604
Series 2025-6, Class A2, 4.50%, 04/15/2033(c)	1,187,043	1,178,942
Series 2025-7, Class A2, 4.53%, 05/15/2033(c)	6,406,505	6,384,241
Series 2025-7, Class B, 5.06%, 05/15/2033(c)	134,976	134,376
Series 2026-1, Class A2, 4.74%, 09/15/2033(c)	1,499,022	1,494,624
Series 2026-4, Class B, 6.25%, 01/16/2034(c)	2,500,000	2,501,666
Series 2026-5, Class A2, 5.34%, 03/15/2034(c)	2,000,000	2,002,752
Series 2026-5, Class B, 6.39%, 03/15/2034(c)	1,500,000	1,501,823
Series 2026-R1, Class A, 4.71%, 12/15/2033(c)	2,706,256	2,693,389
Series 2026-R1, Class B, 5.28%, 12/15/2033(c)	2,250,000	2,239,065
Series 2026-R2, Class A2, 5.21%, 02/15/2034(c)	3,000,000	2,990,522
Pagaya Point of Sale Holdings Grantor Trust
Series 2025-1, Class A, 5.72%, 01/20/2034(c)	5,750,000	5,756,824
Series 2025-1, Class C, 6.30%, 01/20/2034(c)	1,000,000	1,001,545
RCKT Mortgage Trust, Series 2025-1A, Class C, 5.16%, 07/25/2034(c)	2,200,000	2,196,134
Reach ABS Trust
Series 2024-1A, Class B, 6.29%, 02/18/2031(c)	575,323	576,808
Series 2024-1A, Class D, 10.64%, 02/18/2031(c)	1,000,000	1,055,795
Series 2026-1A, Class A, 4.32%, 02/15/2033(c)	947,173	946,784
Series 2026-2A, Class B, 4.81%, 02/15/2035(c)	1,000,000	998,114
Regional Management Issuance Trust
Series 2022-1, Class D, 6.72%, 03/15/2032(c)	1,000,000	998,694
Series 2024-2, Class D, 6.33%, 12/15/2033(c)	1,750,000	1,755,694
Reprise Financial Receivables Trust, Series 2026-1, Class A, 5.54%, 04/18/2033(c)	1,500,000	1,501,964
SoFi Consumer Loan Program Trust, Series 2025-3, Class A, 4.47%, 08/15/2034(c)	711,096	711,361
Sotheby’s Artfi Master Trust, Series 2026-1A, Class A2, 4.93% (3 mo. Term SOFR + 1.25%), 06/20/2033(c)	2,000,000	2,006,949
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(c)	522,506	491,428
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/2030(c)	1,620,000	1,619,829
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028(c)	1,228,651	1,230,255
Series 2022-3A, Class B, 8.95%, 04/15/2029(c)	1,035,249	1,036,413
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/2032(c)	476,594	477,045
Series 2025-ST5, Class A, 4.79%, 09/15/2032(c)	771,375	772,157
Series 2025-ST8, Class B, 5.07%, 12/15/2033(c)	2,500,000	2,490,217

See accompanying notes which are an integral part of these financial statements.

103

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2026-ST1, Class A, 4.24%, 03/15/2034(c)	$1,470,231	$1,468,130
Series 2026-ST2, Class B, 5.43%, 06/15/2034(c)	6,000,000	5,994,058
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031(c)	3,875,000	3,970,601
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030(c)	57,010	56,938
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 04/20/2035(c)	1,356,884	1,360,779
Series 2025-1, Class B, 6.33%, 04/20/2035(c)	1,000,000	1,009,770
Series 2025-2, Class B, 5.62%, 06/20/2035(c)	4,366,000	4,381,306
Series 2026-2, Class A2, 4.54%, 05/20/2036(c)	3,000,000	2,995,520
Series 2026-2, Class B, 5.08%, 05/20/2036(c)	5,250,000	5,228,585
Series 2026-3, Class A2, 4.77%, 07/20/2036(c)	1,500,000	1,498,627
Series 2026-3, Class B, 5.35%, 07/20/2036(c)	2,000,000	1,996,408
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A, 4.25%, 06/17/2030(c)	118,575	118,451
		169,773,877
Credit Card — 0.1%
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78%, 12/16/2030(c)	500,000	498,768
Equipment — 0.2%
Octane Receivables Trust, Series 2026-RVM1, Class A, 4.92%, 06/20/2047(c)	1,000,000	999,952
SLR Equipment Finance LLC, Series 2026-1A, Class A2, 5.01%, 04/15/2033(c)	1,750,000	1,752,448
		2,752,400
Receivables — 0.1%
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 5.03% (SOFR + 1.40%), 11/15/2027(c)	1,250,000	1,257,870
Small Business — 0.1%
OnDeck Capital, Inc., Series 2023-1A, Class C, 9.93%, 08/19/2030(c)	2,000,000	2,003,267
Whole Business — 0.1%
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(c)	1,970,000	1,977,092
TOTAL ASSET-BACKED SECURITIES (Cost $335,707,177)		335,551,447
COLLATERALIZED LOAN OBLIGATIONS — 14.4%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, 5.59% (1 mo. Term SOFR + 1.93%), 01/20/2041(c)	1,000,000	1,004,233
Atlas Senior Loan Fund Ltd., Series 2022-20A, Class D1R, 7.58% (3 mo. Term SOFR + 3.85%), 10/19/2037(c)	1,500,000	1,505,031
Audax Senior Debt CLO, LLC, Series 2020-4A, Class ARR, 5.23% (3 mo. Term SOFR + 1.50%), 04/20/2035(c)	3,000,000	2,999,379

See accompanying notes which are an integral part of these financial statements.

104

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Barings Middle Market CLO Ltd.
Series 2023-IA, Class A1, 6.18% (3 mo. Term SOFR + 2.45%), 01/20/2036(c)	$4,589,598	$4,601,127
Series 2023-IIA, Class A1R, 5.21% (3 mo. Term SOFR + 1.48%), 07/20/2034(c)	10,000,000	10,014,600
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 5.03% (3 mo. Term SOFR + 1.25%), 07/24/2035(c)	3,721,357	3,723,188
Birch Grove CLO Ltd., Series 2025-14A, Class XR, 4.63% (3 mo. Term SOFR + 0.90%), 07/22/2039(c)	3,000,000	3,000,000
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.07% (3 mo. Term SOFR + 1.32%), 07/23/2032(c)	2,521,024	2,521,621
Blackrock CLO Ltd.
Series 2025-2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(c)	7,657,613	7,652,605
Series 2025-2A, Class C, 5.99% (3 mo. Term SOFR + 2.35%), 11/21/2033(c)	4,000,000	4,008,744
Series 2026-3A, Class A, 0.00% (3 mo. Term SOFR + 1.50%), 07/23/2034(a)(c)	2,500,000	2,500,000
Series 2026-3A, Class B, 0.00% (3 mo. Term SOFR + 2.15%), 07/23/2034(a)(c)	3,000,000	3,000,000
Series 2026-3A, Class C, 0.00% (3 mo. Term SOFR + 2.30%), 07/23/2034(a)(c)	2,000,000	2,000,000
Series 2026-3A, Class D, 0.00% (3 mo. Term SOFR + 3.75%), 07/23/2034(a)(c)	1,000,000	1,000,000
BlackRock Elbert CLO V LLC/KY, Series 5A, Class AFR, 4.48%, 06/15/2034(c)	2,368,212	2,350,391
BlueMountain CLO Ltd.
Series 2017-2A, Class A2, 5.59% (3 mo. Term SOFR + 1.86%), 10/20/2030(c)	2,782,977	2,785,067
Series 2018-22A, Class A2, 5.41% (3 mo. Term SOFR + 1.66%), 07/15/2031(c)	4,500,000	4,500,585
Series 2018-3A, Class A1R, 5.00% (3 mo. Term SOFR + 1.19%), 10/25/2030(c)	273,211	273,239
Cerberus Loan Funding LP
Series 2023-1A, Class AR, 5.35% (3 mo. Term SOFR + 1.60%), 03/22/2035(c)	4,000,000	4,000,000
Series 2024-1A, Class A, 5.65% (3 mo. Term SOFR + 1.90%), 04/15/2036(c)	8,250,000	8,261,179
Comvest Credit CLO LLC, Series 2024-1A, Class A, 5.45% (3 mo. Term SOFR + 1.70%), 07/15/2036(c)	2,966,888	2,966,790
Crestline Direct Lending CLO LP, Series 2024-1A, Class C, 6.05% (3 mo. Term SOFR + 2.30%), 01/15/2035(c)	3,500,000	3,499,860
Crown City CLO, Series 2023-5A, Class XR2, 4.58% (3 mo. Term SOFR + 0.85%), 04/22/2037(c)	625,000	624,988
Dryden Senior Loan Fund, Series 2016-42A, Class XR3, 4.65% (3 mo. Term SOFR + 0.90%), 07/15/2037(c)	1,384,616	1,384,582

See accompanying notes which are an integral part of these financial statements.

105

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Fortress Credit BSL Ltd.
Series 2020-1A, Class A1AR, 4.83% (3 mo. Term SOFR + 1.10%), 10/20/2033(c)	$3,366,038	$3,368,576
Series 2021-1A, Class BR, 5.33% (3 mo. Term SOFR + 1.60%), 04/20/2033(c)	7,000,000	7,010,374
Fortress Credit Opportunities
Series 2025-29A, Class C, 5.98% (3 mo. Term SOFR + 2.25%), 04/20/2033(c)	5,000,000	5,006,920
Series 2025-31A, Class A1, 5.23% (3 mo. Term SOFR + 1.50%), 07/20/2033(c)	5,896,903	5,894,131
Series 2025-35A, Class A1, 5.13% (3 mo. Term SOFR + 1.40%), 07/20/2033(c)	4,215,498	4,211,148
Series 2025-37X, Class C, 7.23% (3 mo. Term SOFR + 3.50%), 07/20/2033(d)	5,000,000	5,020,000
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.10% (3 mo. Term SOFR + 1.35%), 07/15/2031(c)	587,320	587,381
Golub Capital LLC
Series 2022-1A, Class A1R, 5.26% (3 mo. Term SOFR + 1.45%), 07/25/2033(c)	5,012,390	5,015,814
Series 2022-1A, Class BR, 5.81% (3 mo. Term SOFR + 2.00%), 07/25/2033(c)	11,000,000	10,999,813
Series 2022-1A, Class CR, 6.56% (3 mo. Term SOFR + 2.75%), 07/25/2033(c)	5,500,000	5,510,444
Series 2022-1A, Class DR, 8.41% (3 mo. Term SOFR + 4.60%), 07/25/2033(c)	5,000,000	5,014,365
Golub Capital Partners CLO Ltd., Series 2023-67A, Class A1, 6.15% (3 mo. Term SOFR + 2.50%), 05/09/2036(c)	7,600,000	7,601,398
Greywolf CLO Ltd., Series 2020-3RA, Class A1R2, 4.96% (3 mo. Term SOFR + 1.23%), 04/22/2033(c)	1,598,652	1,598,898
Ivy Hill Middle Market Credit Fund Ltd., Series 7A, Class AR3, 5.35% (3 mo. Term SOFR + 1.60%), 10/15/2036(c)	4,000,000	4,001,116
Kennedy Lewis CLO Ltd., Series 2024-16A, Class B, 5.58% (3 mo. Term SOFR + 1.85%), 07/20/2037(c)	1,950,000	1,952,024
LJV I MM CLO LLC, Series 2022-1A, Class A1, 5.69% (3 mo. Term SOFR + 1.85%), 04/28/2034(c)	2,713,596	2,716,407
Marathon CLO Ltd., Series 2021-16A, Class A1AR, 4.86% (3 mo. Term SOFR + 1.11%), 04/15/2034(c)	2,933,357	2,936,226
Monroe Capital MML CLO Ltd., Series 2021-2A, Class D, 7.78% (3 mo. Term SOFR + 4.11%), 09/14/2033(c)	500,000	502,160
Orion CLO Ltd., Series 2024-3A, Class X, 4.63% (3 mo. Term SOFR + 1.00%), 07/25/2039(c)	2,000,000	2,000,000
OZLM Ltd., Series 2014-6A, Class B2S, 4.84%, 04/17/2031(c)	2,929,379	2,926,336
Race Point CLO Ltd., Series 2016-10A, Class B1R, 5.72% (3 mo. Term SOFR + 1.91%), 07/25/2031(c)	2,168,121	2,171,613
Regatta Funding Ltd., Series 2024-2A, Class X, 8.39% (3 mo. Term SOFR + 0.95%), 07/25/2039(c)	2,000,000	2,000,000
Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 4.77% (3 mo. Term SOFR + 1.13%), 08/20/2032(c)	3,044,688	3,045,117

See accompanying notes which are an integral part of these financial statements.

106

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Romark CLO LLC, Series 2021-4A, Class A1R, 4.89% (3 mo. Term SOFR + 1.14%), 07/10/2034(c)	$4,250,000	$4,250,497
Shackleton CLO Ltd.
Series 2013-4RA, Class B, 5.92% (3 mo. Term SOFR + 2.16%), 04/13/2031(c)	5,000,000	5,006,505
Series 2014-5RA, Class B, 5.62% (3 mo. Term SOFR + 1.96%), 05/07/2031(c)	2,306,638	2,306,802
Sound Point CLO Ltd.
Series 2014-1RA, Class A, 5.14% (3 mo. Term SOFR + 1.41%), 07/18/2031(c)	650,320	650,502
Series 2015-2A, Class ARRR, 5.20% (3 mo. Term SOFR + 1.47%), 07/20/2032(c)	2,465,329	2,466,246
Steele Creek CLO Ltd., Series 2019-1A, Class BRR, 5.50% (3 mo. Term SOFR + 1.75%), 04/15/2032(c)	15,000,000	15,022,095
Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.15% (3 mo. Term SOFR + 1.40%), 10/17/2031(c)	101,099	101,075
Series 2019-2A, Class BRR, 5.45% (3 mo. Term SOFR + 1.70%), 10/17/2031(c)	1,500,000	1,497,817
Series 2019-2A, Class DR, 7.76% (3 mo. Term SOFR + 4.01%), 10/17/2031(c)	3,000,000	2,995,572
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 4.91% (3 mo. Term SOFR + 1.10%), 01/25/2034(c)	6,087,443	6,088,185
Twin Brook CLO Ltd., Series 2024-2A, Class AR, 4.98% (3 mo. Term SOFR + 1.25%), 10/20/2035(c)	9,000,000	8,982,801
Venture CDO Ltd., Series 2018-32A, Class A1, 5.09% (3 mo. Term SOFR + 1.36%), 07/18/2031(c)	207,651	207,669
Woodmont Trust, Series 2023-12A, Class A1R, 5.21% (3 mo. Term SOFR + 1.40%), 10/25/2032(c)	2,507,480	2,506,244
Z Capital Credit Partners CLO Ltd., Series 2019-1A, Class DR, 9.05% (3 mo. Term SOFR + 5.26%), 07/16/2031(c)	2,000,000	2,017,242
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $225,454,056)		225,366,722
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.0%
A&D Mortgage LLC, Series 2026-NQM1, Class A1, 4.91%, 02/25/2071(b)(c)	2,055,138	2,030,542
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064(c)(e)	837,757	806,226
Barclays Mortgage Loan Trust
Series 2026-NQM2, Class A1, 4.70%, 12/25/2065(b)(c)	4,658,904	4,578,041
Series 2026-NQM2, Class A3, 5.20%, 12/25/2065(c)(e)	2,795,343	2,745,836
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 7.87% (30 day avg SOFR US + 4.25%), 10/25/2033(c)	148,009	150,308
Series 2025-1, Class M1A, 5.17% (30 day avg SOFR US + 1.55%), 10/25/2035(c)	721,644	721,825

See accompanying notes which are an integral part of these financial statements.

107

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-1, Class M1B, 6.12% (30 day avg SOFR US + 2.50%), 10/25/2035(c)	$2,000,000	$2,008,105
Series 2025-1, Class M1C, 6.87% (30 day avg SOFR US + 3.25%), 10/25/2035(c)	3,872,000	3,925,931
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060(b)(c)	4,303,436	4,008,016
Series 2022-NQM2, Class M1, 6.10%, 11/25/2061(b)(c)	3,427,000	3,421,921
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(c)(e)	1,836,062	1,810,953
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(c)(e)	1,639,341	1,615,937
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(c)(e)	819,670	798,742
Series 2024-NQM8, Class A1B, 4.30%, 08/01/2053(c)(e)	1,663,070	1,626,776
Series 2026-CES1, Class A1A, 5.25%, 04/25/2056(c)(e)	2,878,214	2,859,299
Citigroup Mortgage Loan Trust, Inc., Series 2026-HE1, Class A1, 4.97% (30 day avg SOFR US + 1.35%), 10/25/2056(c)	4,264,410	4,265,670
COLT Funding LLC
Series 2022-3, Class A1, 4.90%, 02/25/2067(b)(c)	626,626	604,070
Series 2025-12, Class A1, 4.98%, 01/26/2071(b)(c)	923,599	916,346
COOPR Residential Mortgage Trust, Series 2025-CES3, Class A1A, 4.84%, 09/25/2060(c)(e)	6,806,448	6,709,286
Credit Suisse Mortgage Capital Certificates, Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(c)	1,736,881	1,688,498
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055(c)(e)	2,797,861	2,778,515
Series 2025-INV1, Class A3, 5.39%, 11/25/2060(c)(e)	922,147	912,835
FIGRE Trust
Series 2024-SL1, Class A1, 5.75%, 07/25/2053(b)(c)	2,341,054	2,394,161
Series 2025-FL1, Class A1, 5.27%, 07/25/2055(c)(e)	1,974,556	1,965,932
Series 2025-HE6, Class A, 5.04%, 09/25/2055(b)(c)	833,956	821,753
Series 2026-FL2, Class A1, 5.52%, 06/25/2056(b)(c)	2,934,687	2,926,245
Series 2026-HE1, Class A, 4.98%, 01/25/2056(b)(c)	4,097,799	4,020,225
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(b)(c)	1,159,515	1,011,764
Series 2023-NQM2, Class A3, 6.60%, 11/25/2067(c)(e)	262,963	261,323
GS Mortgage-Backed Securities Trust
Series 2025-HE1, Class A1, 5.17% (30 day avg SOFR US + 1.55%), 10/25/2055(c)	4,598,336	4,618,676
Series 2025-HE2, Class A1, 5.17% (30 day avg SOFR US + 1.55%), 12/25/2065(c)	3,279,482	3,294,440
Series 2026-AH1, Class A1A, 5.12% (30 day avg SOFR US + 1.50%), 07/25/2056(c)	9,815,625	9,854,932
Series 2026-AH2, Class A1A, 5.02% (30 day avg SOFR US + 1.40%), 11/25/2056(c)	3,650,952	3,654,520
Series 2026-PJ6, Class A4, 5.50%, 09/25/2056(b)(c)	2,427,491	2,402,298
JP Morgan Mortgage Trust
Series 2023-HE1, Class A1, 5.37% (30 day avg SOFR US + 1.75%), 11/25/2053(c)	280,790	281,082
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(c)(e)	2,624,075	2,593,062
Series 2025-CES7, Class A1A, 5.06%, 04/25/2056(c)(e)	3,433,492	3,406,738

See accompanying notes which are an integral part of these financial statements.

108

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-CES7, Class A1B, 5.21%, 04/25/2056(c)(e)	$4,291,865	$4,260,398
Series 2026-4MPR, Class A3, 6.30%, 06/01/2056(c)(e)	2,613,615	2,606,525
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A3, 4.25%, 02/25/2065(c)(e)	1,396,160	1,339,536
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A3, 6.00%, 06/25/2062(c)(e)	1,102,595	1,052,040
NYMT Loan Trust, Series 2025-CP1, Class A1, 3.75%, 11/25/2069(b)(c)	1,729,933	1,659,823
Oaktown Re, Series 2021-2, Class M1B, 6.52% (30 day avg SOFR US + 2.90%), 04/25/2034(c)	458,165	460,101
OBX Trust
Series 2025-NQM23, Class A1, 4.87%, 10/25/2065(b)(c)	2,542,627	2,519,449
Series 2026-HE1, Class A1A, 4.97% (30 day avg SOFR US + 1.35%), 02/25/2056(c)	8,063,951	8,075,671
Series 2026-HE2, Class A1A, 4.97% (30 day avg SOFR US + 1.35%), 06/25/2056(c)	4,897,625	4,910,806
PMT Loan Trust, Series 2026-CNF2, Class A24, 4.97% (30 day avg SOFR US + 1.35%), 02/25/2057, (6.00% Cap)(c)	2,168,953	2,170,252
Pretium Mortgage Credit Partners LLC
Series 2025-NPL9, Class A1, 5.39%, 08/25/2055(c)(e)	3,536,488	3,539,847
Series 2026-NPL6, Class A1, 5.69%, 05/25/2056(c)(e)	3,673,803	3,666,708
PRPM LLC, Series 2024-NQM4, Class M1A, 6.52%, 12/26/2069(b)(c)	4,362,000	4,397,912
SAIF Securitization Trust, Series 2025-CES1, Class A1, 5.41%, 06/25/2065(c)(e)	4,305,055	4,288,265
Saluda Grade Mortgage Funding LLC
Series 2026-HB1, Class A1B, 5.27% (1 mo. Term SOFR + 1.55%), 04/25/2056(c)	3,433,156	3,422,489
Series 2026-LOC6, Class A1A, 5.22% (1 mo. Term SOFR + 1.50%), 06/25/2056(c)	7,218,619	7,230,049
Series 2026-NPL1, Class A1, 7.04%, 04/25/2031(c)(e)	4,622,700	4,611,074
Santander US Capital Markets LLC, Series 2025-CES1, Class A1A, 5.04%, 09/25/2055(c)(e)	2,628,636	2,599,967
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, 1.43%, 05/25/2065(b)(c)	307,391	296,428
Series 2021-SFR2, Class F, 6.64% (1 mo. Term SOFR + 2.96%), 01/17/2039(c)	85,538	85,270
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 4.84% (1 mo. Term SOFR + 1.11%), 10/25/2059(c)	243,931	244,259
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(b)(c)	1,500,000	1,399,056
Series 2025-CRM1, Class A2B, 5.25%, 01/25/2065(c)(e)	6,000,000	5,955,260
Verus Securitization Trust
Series 2022-3, Class A3, 4.13%, 02/25/2067(b)(c)	150,432	141,369
Series 2025-12, Class A1, 4.96%, 12/25/2070(b)(c)	1,373,751	1,362,887
Series 2026-R4, Class A3, 5.63%, 12/27/2067(c)(e)	1,600,934	1,595,117
Series 2026-R5, Class A3, 5.76%, 03/25/2068(c)(e)	2,390,166	2,386,592
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054(c)(e)	2,340,773	2,354,208
Series 2024-CES2, Class A1, 5.25%, 10/25/2054(c)(e)	539,428	537,328

See accompanying notes which are an integral part of these financial statements.

109

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-CES2, Class A2, 5.66%, 10/25/2054(c)(e)	$2,000,000	$1,999,269
Series 2024-CES3, Class A1, 5.68%, 01/25/2055(c)(e)	635,110	635,695
Series 2025-CES1, Class A1, 5.81%, 04/25/2055(c)(e)	2,684,358	2,690,452
Series 2025-CES1, Class A2, 6.03%, 04/25/2055(c)(e)	3,000,000	3,009,131
Series 2025-CES2, Class A1, 5.60%, 08/25/2055(c)(e)	8,516,141	8,511,773
Series 2025-CES3, Class A1, 5.30%, 11/25/2055(c)(e)	7,514,339	7,462,964
Series 2026-CES1, Class A1, 5.04%, 02/25/2056(c)(e)	6,410,853	6,346,683
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $204,818,790)		204,315,482
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
ACREC Trust, Series 2021-FL1, Class AS, 5.29% (1 mo. Term SOFR + 1.61%), 10/16/2036(c)	177,975	178,198
Barings Issuer LLC, Series 2026-SBP, Class A, 4.82%, 02/26/2059(c)	2,944,014	2,900,501
Commercial Mortgage Pass Through Certificates, Series 2025-SBX, Class B, 5.55%, 08/10/2041(b)(c)	3,000,000	2,976,561
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL7, Class AS, 5.23% (1 mo. Term SOFR + 1.56%), 10/16/2036(c)	3,500,000	3,506,923
Series 2022-FL8, Class A, 5.02% (1 mo. Term SOFR + 1.35%), 02/19/2037(c)	3,492,077	3,496,428
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.67%, 11/05/2038(b)(c)	500,000	494,486
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 5.83%, 03/15/2038(b)(c)	1,000,000	1,002,350
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,584,191)		14,555,447
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.6%
Connecticut Avenue Securities Trust
Series 2023-R08, Class 1M1, 5.12% (30 day avg SOFR US + 1.50%), 10/25/2043(c)	141,484	141,544
Series 2024-R02, Class 1M1, 4.72% (30 day avg SOFR US + 1.10%), 02/25/2044(c)	173,168	173,127
Series 2024-R03, Class 2M1, 4.77% (30 day avg SOFR US + 1.15%), 03/25/2044(c)	257,153	257,176
Series 2025-R03, Class 2A1, 5.07% (30 day avg SOFR US + 1.45%), 03/25/2045(c)	346,530	348,149
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.65%, 10/25/2046(b)	35,479	34,635
Series 2022-DNA3, Class M1B, 6.52% (30 day avg SOFR US + 2.90%), 04/25/2042(c)	4,627,000	4,689,233
Series 2023-DNA1, Class M1A, 5.72% (30 day avg SOFR US + 2.10%), 03/25/2043(c)	819,709	828,408
Series 2023-HQA2, Class M1A, 5.62% (30 day avg SOFR US + 2.00%), 06/25/2043(c)	230,834	231,073

See accompanying notes which are an integral part of these financial statements.

110

Angel Oak UltraShort Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — (Continued)
Series 2024-DNA1, Class M1, 4.97% (30 day avg SOFR US + 1.35%), 02/25/2044(c)	$304,600	$304,747
Series 2024-DNA2, Class A1, 4.87% (30 day avg SOFR US + 1.25%), 05/25/2044(c)	659,475	662,484
Series 2024-HQA2, Class M1, 4.82% (30 day avg SOFR US + 1.20%), 08/25/2044(c)	544,460	544,543
Series 2025-HQA1, Class A1, 4.57% (30 day avg SOFR US + 0.95%), 02/25/2045(c)	1,203,125	1,204,397
Series 2025-HQA1, Class M1, 4.77% (30 day avg SOFR US + 1.15%), 02/25/2045(c)	415,243	415,336
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $9,895,047)		9,834,852

	Shares
SHORT-TERM INVESTMENTS — 4.1%
Money Market Funds — 4.1%
First American Government Obligations Fund - Class U, 3.60%(f)	64,274,556	64,274,556
TOTAL SHORT-TERM INVESTMENTS (Cost $64,274,556)		64,274,556
TOTAL INVESTMENTS — 102.2% (Cost $1,607,549,722)		$1,605,369,564
Liabilities in Excess of Other Assets — (2.2)%		(34,667,555)
TOTAL NET ASSETS — 100.0%		$1,570,702,009

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(c)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2026, the value of these securities total $872,175,744 or 55.5% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of July 31, 2026, the value of these securities total $5,020,000 or 0.3% of the Fund’s net assets.

(e)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
See accompanying notes which are an integral part of these financial statements.

111

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 24.4%
ATLX Trust
Series 2024-RPL1, Class A2, 4.42%, 04/25/2064(a)(b)	$1,700,000	$1,631,198
Series 2024-RPL1, Class M1, 4.42%, 04/25/2064(a)(b)	5,000,000	4,740,225
ATLXM Trust, Series 2024-RPL2, Class M1, 3.85%, 04/25/2063(a)(b)	2,272,000	2,159,817
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.32% (30 day avg SOFR US + 6.70%), 10/25/2033(a)	200,000	212,590
Series 2023-1, Class M1B, 7.87% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	740,047	751,538
Series 2024-1, Class M2, 8.22% (30 day avg SOFR US + 4.60%), 08/25/2034(a)	900,000	921,527
Series 2025-1, Class B1, 8.67% (30 day avg SOFR US + 5.05%), 10/25/2035(a)	1,000,000	1,041,227
Series 2025-1, Class M1B, 6.12% (30 day avg SOFR US + 2.50%), 10/25/2035(a)	3,400,000	3,413,779
Series 2025-1, Class M1C, 6.87% (30 day avg SOFR US + 3.25%), 10/25/2035(a)	3,250,000	3,295,268
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(a)(b)	20,924	20,713
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(c)	819,670	798,742
Series 2025-HE1, Class B1, 6.35%, 09/25/2072(a)(b)	2,500,000	2,475,918
Brean Asset Backed Securities Trust, Series 2026-RM15, Class A1, 4.25%, 04/25/2066(a)	1,985,602	1,887,658
Builder Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029(a)(c)	2,000,000	1,990,813
Cascade Funding Mortgage Trust, Series 2024-R1, Class M1, 4.00%, 10/25/2054(a)(c)	3,250,000	3,079,251
Chase Mortgage Finance Corp.
Series 2024-4, Class B4, 6.10%, 03/25/2055(a)(b)	1,981,371	1,921,538
Series 2024-5, Class B4, 6.15%, 04/25/2055(a)(b)	1,851,178	1,799,597
CIM Trust, Series 2022-R1, Class M3, 4.00%, 01/25/2061(a)(b)	1,500,000	1,203,633
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	263,425
COLT Funding LLC
Series 2021-5, Class B1, 4.26%, 11/26/2066(a)(b)	3,500,000	2,989,964
Series 2021-HX1, Class B3A, 4.11%, 10/25/2066(a)(b)	2,000,000	1,476,437
Series 2022-1, Class B2, 4.15%, 12/27/2066(a)(b)	3,300,000	2,923,001
Series 2022-2, Class B1, 3.94%, 02/25/2067(a)(b)	4,051,299	3,373,511
Series 2022-3, Class B1, 4.21%, 02/25/2067(a)(b)	2,000,000	1,717,388
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	2,700,000	2,051,133
Series 2021-NQM3, Class M1, 2.32%, 04/25/2066(a)(b)	4,749,498	3,618,563
Series 2021-NQM5, Class A3, 1.35%, 05/25/2066(a)(b)	2,172,907	1,795,256
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066(a)(b)	1,512,318	1,297,251
Series 2021-NQM8, Class A3, 2.41%, 10/25/2066(a)(b)	5,171,957	4,513,192
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067(a)(b)	2,500,000	2,286,130
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067(a)(b)	3,000,000	2,525,661

See accompanying notes which are an integral part of these financial statements.

112

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, 3.17%, 04/25/2066(a)(b)	$400,000	$316,061
Series 2021-2, Class B2, 3.93%, 04/25/2066(a)(b)	1,300,000	1,029,239
Series 2021-3, Class B1, 3.27%, 08/25/2066(a)(b)	2,948,000	2,223,738
Series 2021-3, Class B2, 4.13%, 08/25/2066(a)(b)	1,000,000	764,328
Series 2022-1, Class B1, 4.25%, 01/25/2067(a)(b)	1,750,000	1,431,349
Series 2022-1, Class B2, 4.25%, 01/25/2067(a)(b)	4,000,000	3,047,133
Series 2025-CES1, Class B1, 6.97%, 10/25/2055(a)(b)	2,500,000	2,479,835
Series 2025-CES1, Class B2, 7.91%, 10/25/2055(a)(b)	1,250,000	1,238,257
Series 2026-CES2, Class B2, 8.46%, 08/25/2061(a)(b)	6,729,000	6,707,834
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066(a)(b)	1,000,000	762,370
Series 2021-2, Class B1, 3.20%, 06/25/2066(a)(b)	2,315,000	1,702,843
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	700,000	494,716
Series 2021-3, Class B2, 4.29%, 09/25/2066(a)(b)	1,500,000	1,092,756
Series 2022-1, Class B1, 3.85%, 01/25/2067(a)(b)	3,810,000	2,989,882
Series 2022-4, Class B1, 5.84%, 09/25/2067(a)(b)	1,500,000	1,491,756
Series 2024-NQM1, Class B3, 7.45%, 11/25/2069(a)(b)	400,000	392,808
Series 2026-CES1, Class B2, 7.95%, 12/25/2060(a)(b)	1,220,000	1,214,667
Series 2026-NQM4, Class B2, 6.89%, 04/25/2071(a)(b)	2,500,000	2,402,444
FIGRE Trust, Series 2026-EXP1, Class D, 6.85%, 06/25/2056(a)(b)	4,000,000	3,956,361
Galton Funding Mortgage Trust, Series 2019-1, Class B5, 5.17%, 02/25/2059(a)(b)	2,347,000	1,827,148
GCAT Trust
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066(a)(b)	158,408	139,010
Series 2022-NQM2, Class A3, 4.21%, 02/25/2067(a)(b)	675,430	630,704
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	753,679	607,796
Series 2024-HE1, Class B2, 7.62% (30 day avg SOFR US + 4.00%), 08/25/2054(a)	1,000,000	1,002,304
Series 2024-PJ10, Class AX1, 0.60%, 04/25/2055(a)(b)(d)	42,052,936	660,147
Series 2024-PJ7, Class B4, 6.63%, 11/25/2054(a)(b)	1,529,000	1,377,257
Series 2024-PJ8, Class B5, 6.74%, 02/25/2055(a)(b)	1,262,000	1,078,047
Series 2024-PJ8, Class B6, 6.74%, 02/25/2055(a)(b)	1,555,302	1,173,147
Series 2024-RPL2, Class M1, 4.12%, 07/25/2061(a)(b)	6,730,000	6,421,928
Series 2024-RPL4, Class M1, 3.98%, 09/25/2061(a)(b)	1,500,000	1,440,629
Series 2025-RPL3, Class A2, 4.10%, 07/25/2065(a)(c)	4,000,000	3,803,654
Series 2026-CES1, Class B1, 6.52%, 05/25/2056(a)(b)	1,000,000	985,274
Series 2026-CES1, Class B2, 7.66%, 05/25/2056(a)(b)	600,000	591,301
Series 2026-DSC1, Class B2, 7.21%, 05/25/2066(a)(b)	2,000,000	1,958,047
Home RE Ltd., Series 2026-1, Class M2, 6.82% (30 day avg SOFR US + 3.20%), 01/25/2036(a)	2,700,000	2,728,580
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class B2, 4.36%, 06/25/2056(a)(b)	2,000,000	1,509,908
Series 2022-NQM1, Class B2, 4.08%, 02/25/2067(a)(b)	2,000,000	1,419,230

See accompanying notes which are an integral part of these financial statements.

113

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
JP Morgan Mortgage Trust
Series 2014-2, Class B2, 3.28%, 06/25/2029(a)(b)	$21,186	$20,811
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	313,242	276,590
Series 2020-4, Class B2, 3.61%, 11/25/2050(a)(b)	1,095,358	950,691
Series 2023-6, Class AX1, 0.17%, 12/26/2053(a)(b)(d)	29,291,081	140,744
Series 2023-6, Class B4, 6.04%, 12/26/2053(a)(b)	508,461	430,379
Series 2023-7, Class B4, 6.06%, 02/25/2054(a)(b)	1,035,500	855,249
Series 2024-1, Class B6, 5.02%, 06/25/2054(a)(b)	2,086,219	1,267,750
Series 2024-10, Class B4, 6.94%, 03/25/2055(a)(b)	3,471,379	3,319,926
Series 2024-10, Class B5, 6.94%, 03/25/2055(a)(b)	1,421,000	1,180,322
Series 2024-9, Class B5, 6.95%, 02/25/2055(a)(b)	1,339,000	1,113,407
Series 2025-CES2, Class M1, 6.24%, 06/25/2055(a)(c)	1,500,000	1,504,194
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	380,255	317,569
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056(a)(b)	1,329,000	1,130,174
Series 2021-NQM2, Class A3, 1.47%, 11/25/2064(a)(b)	305,459	273,848
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-3, Class B4, 6.53%, 09/25/2053(a)(b)	1,198,000	1,079,448
Series 2026-RPL1, Class A2, 0.00%, 01/25/2064(a)(c)	4,370,000	4,036,788
Series 2026-RPL1, Class M1, 4.00%, 01/25/2064(a)(c)	2,362,000	2,177,795
New Residential Mortgage Loan Trust
Series 2017-5A, Class B4, 5.53%, 06/25/2057(a)(b)	194,080	191,008
Series 2025-NQM6, Class B2, 6.93%, 10/25/2065(a)(b)	3,170,000	3,069,361
Series 2026-NQM6, Class B2, 6.49%, 05/25/2066(a)(b)	2,000,000	1,911,067
Series 2026-RPL1, Class M1, 4.00%, 12/25/2065(a)(b)	1,000,000	899,441
Series 2026-RPL1, Class M2, 4.00%, 12/25/2065(a)(b)	1,000,000	867,395
NMLT Trust
Series 2021-INV2, Class B2, 4.07%, 08/25/2056(a)(b)	1,500,000	1,110,364
Series 2025-CES1, Class A3, 5.37%, 08/25/2060(a)(c)	1,505,000	1,492,399
Oaktown Re, Series 2021-2, Class M1B, 6.52% (30 day avg SOFR US + 2.90%), 04/25/2034(a)	407,258	408,979
Onslow Bay Mortgage Loan Trust, Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	1,429,949	1,154,160
Point Securitization Trust
Series 2026-1, Class A1, 5.25%, 02/25/2056(a)(c)	993,259	975,652
Series 2026-1, Class A2, 6.50%, 02/25/2056(a)(c)	1,000,000	978,980
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069(a)(c)	1,500,000	1,440,010
Series 2025-RPL1, Class M1, 4.00%, 07/25/2069(a)(c)	5,000,000	4,764,609
Series 2025-RPL1, Class M2, 4.00%, 07/25/2069(a)(c)	1,000,000	927,212
Series 2025-RPL2, Class M1, 4.00%, 08/25/2064(a)(c)	9,386,000	8,904,772
Series 2025-RPL4, Class M2, 4.00%, 03/25/2065(a)(c)	3,000,000	2,700,224
Series 2025-RPL5, Class M1, 4.15%, 01/25/2070(a)(c)	2,250,000	2,072,189
Series 2025-RPL5, Class M2, 4.15%, 01/25/2070(a)(c)	3,000,000	2,701,604

See accompanying notes which are an integral part of these financial statements.

114

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2026-RN3, Class A1, 5.85%, 08/25/2056(a)(c)	$4,000,000	$3,999,993
Series 2026-RPL3, Class M1, 4.40%, 06/25/2070(a)(c)	4,000,000	3,713,024
Series 2026-RPL3, Class M2, 4.40%, 06/25/2070(a)(c)	2,190,000	1,962,625
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040(a)	200,000	194,106
PRPM LLC
Series 2024-RPL2, Class M1, 3.50%, 05/25/2054(a)(c)	2,100,000	2,024,908
Series 2025-RCF4, Class M1A, 4.50%, 08/25/2055(a)(c)	2,000,000	1,911,925
Series 2025-RCF5, Class M2, 5.50%, 10/25/2055(a)(c)(e)	1,850,000	1,777,728
Series 2025-RPL3, Class A3, 3.25%, 04/25/2055(a)(c)	2,097,000	2,012,072
Series 2025-RPL4, Class A3, 3.00%, 05/25/2055(a)(c)	2,000,000	1,845,813
Series 2026-NQM7, Class B2, 6.50%, 06/25/2066(a)(b)	1,715,000	1,628,000
Series 2026-NQM8, Class B2, 6.54%, 08/25/2066(a)(b)	1,000,000	950,948
Series 2026-NQM9, Class B2, 6.64%, 08/25/2066(a)(b)	2,300,000	2,194,525
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.12% (30 day avg SOFR US + 3.50%), 09/25/2034(a)	500,000	504,148
Series 2024-1, Class M2, 7.62% (30 day avg SOFR US + 4.00%), 09/25/2034(a)	1,000,000	1,020,114
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	327,143
RCKT Mortgage Trust
Series 2021-5, Class A1, 2.50%, 11/25/2051(a)(b)	5,149,806	4,236,370
Series 2025-CES1, Class B2B, 6.64%, 01/25/2045(a)(b)	3,000,000	2,963,812
Series 2025-CES3, Class B2B, 5.97%, 03/25/2055(a)(b)	2,839,000	2,787,836
Series 2025-CES5, Class B2A, 8.02%, 05/25/2055(a)(b)	2,730,000	2,743,646
Rithm Capital Corp.
Series 2015-1A, Class B6, 5.12%, 05/28/2052(a)(b)	846,038	701,643
Series 2021-NQM3, Class B1, 3.40%, 11/27/2056(a)(b)	2,000,000	1,613,174
SAIF Securitization Trust, Series 2025-CES1, Class B1, 7.23%, 06/25/2065(a)(b)	1,000,000	1,005,306
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(b)	79,939	78,125
Series 2025-LOC5, Class B1, 7.47% (1 mo. Term SOFR + 3.75%), 10/25/2055(a)	1,000,000	1,010,844
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(c)	1,983,255	1,987,931
Series 2026-HB1, Class B1, 7.17% (1 mo. Term SOFR + 3.45%), 04/25/2056(a)	1,000,000	998,412
Series 2026-HB1, Class B2, 8.27% (1 mo. Term SOFR + 4.55%), 04/25/2056(a)	3,823,000	3,753,846
Series 2026-LOC6, Class A1X, 1.50%, 06/25/2056(a)(b)(d)	100,540,920	2,682,733
Series 2026-NPL1, Class A1, 7.04%, 04/25/2031(a)(c)	6,471,780	6,455,503
Series 2026-NPL1, Class A2, 8.90%, 04/25/2031(a)(c)	5,000,000	4,985,830
Sequoia Mortgage Trust
Series 2018-2, Class A19, 3.50%, 02/25/2048(a)(b)	146,961	130,050
Series 2023-2, Class B4, 4.96%, 03/25/2053(a)(b)	1,371,762	1,232,454
Series 2023-4, Class B4, 5.60%, 11/25/2053(a)(b)	1,441,053	1,246,349

See accompanying notes which are an integral part of these financial statements.

115

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-2, Class B4, 5.90%, 03/25/2054(a)(b)	$1,406,025	$1,278,723
Series 2026-6, Class AIO1, 0.10%, 06/25/2056(a)(b)(d)	690,281,462	2,197,856
Series 2026-6, Class I27F, 0.18% (-1 x 30 day avg SOFR US + 3.80%), 06/25/2056, (5.50% Cap)(a)(d)(f)	83,450,563	833,004
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	1,357,119	1,127,595
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(b)	502,042	427,810
Series 2021-2, Class B2, 4.04%, 12/25/2061(a)(b)	910,000	612,859
Series 2025-1, Class B2, 6.75%, 12/25/2065(a)(b)	2,090,000	2,011,680
Splitero Trust, Series 2026-1, Class A1, 5.75%, 06/25/2056(a)(c)	1,470,000	1,450,392
Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, 3.66%, 09/27/2049(a)(b)	500,000	472,060
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(b)	600,000	521,521
Series 2021-3, Class B2, 4.10%, 06/25/2056(a)(b)	3,000,000	2,317,583
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(b)	1,000,000	765,461
Series 2021-4, Class B31, 4.68%, 08/25/2056(a)(b)	2,460,000	1,706,212
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(b)	868,442	807,599
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.24%, 10/25/2057(a)(b)	3,000,000	2,169,554
Series 2018-5, Class B3, 3.45%, 07/25/2058(a)(b)	2,000,000	1,326,901
Series 2019-1, Class B2, 3.77%, 03/25/2058(a)(b)	2,000,000	1,509,834
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(b)	2,000,000	1,865,408
Unlock Hea Trust
Series 2023-1, Class B, 7.00%, 10/25/2038(a)	10,000,000	9,903,880
Series 2025-2, Class A, 6.00%, 11/25/2041(a)	4,809,303	4,743,204
Series 2025-2, Class B, 7.25%, 11/25/2041(a)	1,000,000	966,214
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/2066(a)(b)	1,926,000	1,591,149
Series 2021-3, Class B2, 3.96%, 06/25/2066(a)(b)	1,257,000	937,871
Series 2021-3, Class M1, 2.40%, 06/25/2066(a)(b)	1,500,000	1,241,700
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(b)	495,945	421,369
Series 2021-6, Class M1, 2.94%, 10/25/2066(a)(b)	290,000	214,763
Series 2021-7, Class B1, 4.14%, 10/25/2066(a)(b)	400,000	316,513
Series 2021-8, Class B1, 4.24%, 11/25/2066(a)(b)	2,000,000	1,736,376
Series 2022-1, Class B2, 3.97%, 01/25/2067(a)(b)	3,000,000	2,221,849
Series 2022-2, Class B1, 4.25%, 02/25/2067(a)(b)	3,800,000	3,066,354
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	1,805,180	1,696,423
Series 2022-3, Class B2, 4.03%, 02/25/2067(a)(b)	1,500,000	1,158,807
Series 2022-3, Class M1, 4.03%, 02/25/2067(a)(b)	2,000,000	1,718,674
Series 2026-3, Class B2, 6.81%, 03/25/2071(a)(b)	1,000,000	973,857
Series 2026-5, Class B2, 6.70%, 05/25/2071(a)(b)	3,100,000	2,973,823
Series 2026-R5, Class B1, 6.95%, 03/25/2068(a)(b)	2,750,000	2,748,263
Vista Point Securitization Trust
Series 2024-CES2, Class B2, 9.38%, 10/25/2054(a)(b)	7,049,000	7,146,695
Series 2025-CES1, Class A3, 6.28%, 04/25/2055(a)(c)	1,000,000	1,005,246
Series 2025-CES1, Class B2, 8.96%, 04/25/2055(a)(b)	2,697,000	2,763,818
Series 2025-CES2, Class B2, 8.15%, 08/25/2055(a)(b)	3,000,000	2,996,115

See accompanying notes which are an integral part of these financial statements.

116

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-CES3, Class B2, 7.88%, 11/25/2055(a)(b)	$1,588,000	$1,579,206
Series 2026-1, Class A, 5.75%, 06/25/2042(a)	1,250,000	1,223,140
Series 2026-CES1, Class B1, 6.77%, 02/25/2056(a)(b)	2,919,000	2,858,284
Series 2026-CES1, Class B2, 7.86%, 02/25/2056(a)(b)	2,585,000	2,532,147
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $340,108,454)		336,732,271
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 18.5%
Federal Home Loan Mortgage Corp.
Pool 000TBA, 6.00%, 08/15/2040	19,000,000	19,212,191
Pool QE2551, 3.00%, 05/01/2052	3,234,743	2,768,584
Pool QJ7711, 5.00%, 11/01/2054	3,173,829	3,072,454
Pool QX0791, 5.50%, 12/01/2054	1,843,701	1,832,777
Pool RA2579, 3.00%, 05/01/2050	4,200,043	3,589,359
Pool RA3660, 2.50%, 10/01/2050	3,997,917	3,277,565
Pool RB5135, 2.00%, 11/01/2041	3,319,922	2,841,013
Pool RB5146, 2.50%, 02/01/2042	2,115,882	1,865,086
Pool RB5149, 2.50%, 03/01/2042	5,494,116	4,782,018
Pool RQ0028, 6.00%, 07/01/2055	2,352,742	2,382,007
Pool RQ0094, 5.00%, 02/01/2056	15,430,244	14,901,658
Pool SD1937, 3.00%, 03/01/2052	1,412,889	1,209,796
Pool SD3303, 3.00%, 02/01/2050	1,067,017	912,791
Pool SD4583, 3.50%, 12/01/2053	2,995,994	2,661,346
Pool SD5007, 5.00%, 09/01/2053	873,412	849,998
Pool SD6195, 5.00%, 10/01/2053	767,045	744,413
Pool SD8469, 5.50%, 10/01/2054	4,439,010	4,405,015
Pool SD8492, 5.00%, 01/01/2055	8,776,021	8,485,136
Pool SD8506, 5.50%, 02/01/2055	10,663,303	10,567,543
Pool SD8516, 6.00%, 03/01/2055	5,987,649	6,062,123
Pool SD8524, 5.50%, 04/01/2055	4,584,879	4,545,007
Pool SL0716, 5.00%, 03/01/2055	3,665,598	3,545,347
Pool SL0741, 6.00%, 02/01/2055	3,715,099	3,781,711
Pool SL0817, 6.00%, 04/01/2055	2,948,161	2,994,168
Pool SL1634, 2.50%, 07/01/2052	5,481,824	4,509,494
Pool SL2622, 3.00%, 03/01/2053	2,170,007	1,859,078
Pool SL2624, 4.50%, 01/01/2054	6,291,094	5,936,841
Pool SL4432, 5.50%, 03/01/2056	5,444,280	5,399,562
Pool SL4455, 4.50%, 03/01/2056	4,922,334	4,630,682
Pool SL4757, 3.00%, 10/01/2053	4,779,613	4,086,323
Federal National Mortgage Association
Pool BQ6913, 2.00%, 12/01/2051	2,022,522	1,586,739
Pool BR0948, 2.00%, 04/01/2051	2,808,248	2,213,541
Pool BT0240, 2.00%, 09/01/2051	990,033	775,353
Pool BU9929, 2.00%, 02/01/2052	3,843,431	2,999,393

See accompanying notes which are an integral part of these financial statements.

117

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool BW5186, 5.00%, 11/01/2052	$791,370	$770,128
Pool BX0432, 6.00%, 11/01/2052	2,305,757	2,344,451
Pool CA4149, 3.00%, 09/01/2049	8,132,487	6,951,083
Pool CA8256, 2.50%, 12/01/2050	1,266,681	1,036,476
Pool CA8895, 2.50%, 02/01/2051	1,993,179	1,634,198
Pool CA9391, 3.00%, 03/01/2051	3,851,265	3,291,150
Pool CB3000, 2.00%, 12/01/2051	4,737,763	3,705,929
Pool CB7336, 5.50%, 10/01/2053	4,928,934	4,901,124
Pool DB3770, 5.50%, 05/01/2054	712,253	710,045
Pool DC5739, 5.50%, 11/01/2054	1,181,533	1,178,387
Pool FA2608, 3.00%, 07/01/2051	4,957,946	4,237,429
Pool FA4836, 5.50%, 07/01/2055	5,605,673	5,571,215
Pool FA5737, 3.50%, 12/01/2053	9,814,011	8,717,801
Pool FA5967, 2.00%, 11/01/2053	11,877,191	9,302,017
Pool FA6092, 5.00%, 06/01/2056	6,929,186	6,700,968
Pool FA6220, 5.50%, 07/01/2056	1,748,556	1,734,325
Pool FM6764, 2.50%, 03/01/2051	3,506,322	2,865,949
Pool FP0069, 2.50%, 01/01/2052	3,303,038	2,717,929
Pool FS4653, 5.50%, 05/01/2053	1,058,200	1,055,864
Pool FS6738, 5.00%, 09/01/2053	2,005,536	1,951,771
Pool FS8870, 5.00%, 09/01/2053	2,384,700	2,315,742
Pool FS9192, 3.00%, 07/01/2052	3,508,675	3,000,357
Pool FS9409, 5.50%, 10/01/2054	4,961,175	4,942,705
Pool MA4364, 2.00%, 06/01/2041	3,658,189	3,144,651
Pool MA4474, 2.00%, 11/01/2041	3,852,897	3,297,219
Pool MA4511, 2.00%, 01/01/2052	1,476,959	1,161,027
Pool MA4731, 3.50%, 09/01/2052	7,856,427	6,978,877
Pool MA5320, 4.00%, 03/01/2054	2,595,274	2,371,653
Pool MA5615, 6.00%, 02/01/2055	2,708,884	2,743,061
Pool MA5736, 6.00%, 06/01/2055	4,561,081	4,617,812
Government National Mortgage Association
Pool MA8490, 5.00%, 12/20/2052	695,163	678,737
Pool MA8570, 5.50%, 01/20/2053	3,811,927	3,822,053
Pool MA9018, 6.00%, 07/20/2053	476,167	488,035
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $261,066,323)		256,226,280
ASSET-BACKED SECURITIES — 17.7%
Automobile — 11.2%
AgoraCapital Auto Securities Trust
Series 2025-1A, Class B, 7.27%, 11/25/2032(a)	1,000,000	1,005,623
Series 2025-1A, Class C, 10.17%, 11/25/2032(a)	500,000	519,642
American Credit Acceptance Receivables Trust, Series 2024-3, Class E, 7.92%, 03/12/2032(a)	3,000,000	3,105,037

See accompanying notes which are an integral part of these financial statements.

118

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class D, 7.38%, 09/17/2029(a)	$1,000,000	$984,009
Series 2025-1A, Class D, 5.82%, 01/15/2032(a)	1,500,000	1,480,915
Series 2026-1A, Class E, 8.72%, 10/16/2034(a)	2,250,000	2,254,441
Avis Budget Car Rental LLC
Series 2021-2A, Class D, 4.08%, 02/20/2028(a)	2,000,000	1,989,297
Series 2023-4A, Class D, 7.31%, 06/20/2029(a)	2,250,000	2,280,173
Series 2023-7A, Class D, 7.31%, 08/21/2028(a)	1,000,000	1,010,277
Series 2026-4A, Class D, 7.67%, 12/20/2032(a)	1,000,000	1,004,636
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class E, 10.37%, 07/15/2030(a)	5,550,000	5,910,403
Series 2026-1, Class E, 6.63%, 02/15/2033(a)	3,000,000	2,967,516
Series 2026-2, Class E, 7.17%, 05/16/2033(a)	2,000,000	1,994,952
Series 2026-3, Class E, 7.36%, 08/15/2033(a)	2,500,000	2,502,853
CarMax Select Receivables Trust
Series 2026-A, Class E, 6.56%, 02/15/2033(a)	5,500,000	5,424,757
Series 2026-B, Class E, 7.36%, 06/15/2033(a)	2,000,000	2,014,024
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027(a)	346,529	206,108
Carvana Auto Receivables Trust
Series 2021-N4, Class E, 4.53%, 09/11/2028(a)	1,078,875	1,066,830
Series 2022-N1, Class E, 6.01%, 12/11/2028(a)	3,644,166	3,630,170
Series 2023-N1, Class E, 10.46%, 04/10/2030(a)	2,000,000	2,117,597
Series 2023-N2, Class E, 9.94%, 04/10/2030(a)	1,500,000	1,559,891
Series 2023-N3, Class E, 9.49%, 09/10/2030(a)	2,411,000	2,532,955
CPS Auto Trust
Series 2022-D, Class E, 12.12%, 06/17/2030(a)	4,000,000	4,268,648
Series 2024-A, Class E, 8.42%, 08/15/2031(a)	5,200,000	5,394,110
Series 2024-B, Class E, 8.36%, 11/17/2031(a)	4,000,000	4,172,718
Series 2024-C, Class E, 8.04%, 03/15/2032(a)	6,000,000	6,244,502
Series 2025-B, Class E, 7.95%, 03/15/2033(a)	1,750,000	1,803,337
Series 2025-C, Class E, 6.59%, 02/15/2033(a)	1,000,000	980,380
Series 2025-D, Class E, 7.69%, 05/16/2033(a)	2,500,000	2,525,552
Series 2026-C, Class E, 7.65%, 02/15/2034(a)	3,000,000	3,012,549
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	3,000,000	2,982,085
Series 2022-2A, Class E, 6.34%, 10/15/2029(a)	1,000,000	974,336
Series 2022-4A, Class E, 8.23%, 03/15/2030(a)	2,282,000	2,313,213
Series 2022-5A, Class E, 10.45%, 04/15/2030(a)	5,000,000	5,214,574
Series 2022-6A, Class E, 11.61%, 06/17/2030(a)	2,000,000	2,075,887
Series 2023-4A, Class E, 9.57%, 02/18/2031(a)	2,500,000	2,664,948
Series 2024-1A, Class E, 7.89%, 08/15/2031(a)	4,403,000	4,544,387
Series 2024-2A, Class E, 7.98%, 10/15/2031(a)	1,354,000	1,411,981
Series 2024-3A, Class E, 7.84%, 10/15/2031(a)	2,505,000	2,597,068
Series 2024-5A, Class E, 7.22%, 05/17/2032(a)	2,414,000	2,465,283

See accompanying notes which are an integral part of these financial statements.

119

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Series 2025-4A, Class E, 6.99%, 04/15/2033(a)	$2,000,000	$1,991,937
Series 2026-2A, Class E, 7.54%, 11/15/2033(a)	1,000,000	1,004,548
Series 2026-3A, Class E, 7.42%, 07/17/2034(a)	1,000,000	997,894
Series 2026-3A, Class N, 6.66%, 07/17/2034(a)	1,500,000	1,499,972
FHF Trust
Series 2024-2A, Class C, 6.43%, 07/15/2030(a)	790,000	787,551
Series 2024-3A, Class D, 6.01%, 12/15/2031(a)	1,000,000	944,789
Series 2026-1A, Class E, 9.16%, 05/15/2034	1,000,000	1,032,704
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/2030(a)	1,000,000	988,445
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031(a)	585,000	492,603
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030(a)	1,000,000	1,063,586
Series 2023-3A, Class E, 9.27%, 08/15/2030(a)	1,500,000	1,580,714
Series 2023-4A, Class E, 9.72%, 08/15/2030(a)	1,000,000	1,059,155
Series 2024-3A, Class E, 7.25%, 06/16/2031(a)	1,000,000	1,020,753
Series 2024-4A, Class E, 7.51%, 08/15/2031(a)	1,826,000	1,878,451
Series 2025-3A, Class E, 6.52%, 08/16/2032(a)	1,000,000	995,102
Series 2026-1A, Class E, 6.51%, 03/15/2033(a)	1,500,000	1,470,254
Series 2026-2A, Class E, 6.98%, 06/15/2033(a)	4,850,000	4,815,674
Hertz Corp.
Series 2023-3A, Class D, 9.43%, 02/25/2028(a)	1,000,000	1,009,662
Series 2025-6A, Class D, 8.30%, 05/25/2032(a)	750,000	747,469
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 09/15/2031(a)	682,047	675,728
Lobel Automobile Receivables Trust
Series 2023-2, Class D, 11.00%, 09/16/2030(a)	1,000,000	1,028,743
Series 2026-1, Class E, 8.37%, 01/15/2031(a)	1,250,000	1,249,049
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	40,847	40,894
Prestige Auto Receivables Trust
Series 2022-1A, Class D, 8.08%, 08/15/2028(a)	17,858	17,764
Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	1,250,000	1,256,902
Series 2024-2A, Class E, 6.75%, 11/17/2031(a)	2,000,000	1,783,229
Series 2026-1A, Class E, 8.55%, 11/15/2033(a)	1,000,000	997,409
Research-Driven Pagaya Motor Asset Trust
Series 2025-5A, Class C, 5.47%, 06/26/2034(a)	3,000,000	2,977,533
Series 2025-6A, Class C, 5.53%, 08/25/2034(a)	2,000,000	1,981,261
Series 2025-6A, Class E, 10.53%, 08/25/2034(a)	250,000	248,443
Series 2026-1A, Class B, 5.44%, 01/25/2035(a)	4,000,000	3,959,502
Series 2026-2A, Class E1, 10.99%, 02/26/2035(a)	1,000,000	997,827
Series 2026-4A, Class E1, 12.27%, 05/25/2035(a)	1,000,000	999,506
Series 2026-R1A, Class B, 6.21%, 07/25/2034(a)	1,250,000	1,248,535
Series 2026-R1A, Class D, 7.72%, 07/25/2034(a)	1,250,000	1,235,193
Series 2026-R2A, Class E, 10.78%, 10/25/2035(a)	1,000,000	1,002,146

See accompanying notes which are an integral part of these financial statements.

120

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
SAFCO Auto Receivables Trust, Series 2025-1A, Class D, 6.60%, 12/10/2030(a)	$1,000,000	$990,036
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032(a)	136,580	140,929
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032(a)	1,500,000	1,534,471
Securitized Term Auto Receivables Trust, Series 2025-A, Class D, 6.75%, 07/25/2031(a)	444,437	451,340
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 10/15/2026(a)	41,725	41,885
Truist Bank, Series 2026-1, Class D, 10.10%, 06/26/2034(a)	925,020	938,939
Westlake Automobile Receivables Trust, Series 2026-2A, Class D, 5.25%, 03/15/2032(a)	1,500,000	1,492,267
		155,878,458
Consumer — 5.7%
ACHD Trust
Series 2025-DSI, Class C, 11.33%, 01/09/2034(a)	1,000,000	1,003,053
Series 2026-DS1, Class B, 8.25%, 07/10/2034(a)	600,000	603,751
Series 2026-DS1, Class C, 10.42%, 07/10/2034(a)	1,500,000	1,510,646
ACHV ABS Trust
Series 2024-2PL, Class D, 6.40%, 10/27/2031(a)	2,228,559	2,251,754
Series 2025-1PL, Class E, 6.50%, 04/26/2032(a)	2,530,647	2,527,050
Affirm, Inc., Series 2024-B, Class E, 7.35%, 09/15/2029(a)	2,000,000	2,003,819
AMCR ABS Trust, Series 2026-A, Class C, 9.84%, 05/18/2033(a)	750,000	780,154
AMDR ABS Trust, Series 2025-1A, Class B, 9.69%, 12/19/2033(a)	2,025,759	2,039,991
Aqua Finance Trust
Series 2019-A, Class D, 6.07%, 07/16/2040(a)	684,313	685,450
Series 2021-A, Class C, 3.14%, 07/17/2046(a)	153,137	141,022
BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/2035(a)	500,000	523,041
Cherry Securitization Trust, Series 2026-1A, Class D, 8.16%, 01/17/2034(a)	1,000,000	1,008,892
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041(a)	51,610	50,392
Series 2025-2A, Class E, 8.35%, 04/15/2052(a)	304,972	305,509
Series 2026-1A, Class D, 6.21%, 02/17/2053(a)	1,000,000	995,592
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	4,031,572	4,087,687
Series 2023-2A, Class D, 7.92%, 06/15/2033(a)	2,428,222	2,458,029
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(a)	100,000	104,326
Series 2023-1A, Class C, 11.24%, 03/20/2045(a)	100,000	34,825

See accompanying notes which are an integral part of these financial statements.

121

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Oportun Financial Corp.
Series 2021-B, Class D, 5.41%, 05/08/2031(a)	$168,456	$167,533
Series 2024-3, Class D, 9.60%, 08/15/2029(a)	1,500,000	1,518,421
Series 2025-C, Class E, 9.20%, 07/08/2033(a)	1,500,000	1,499,162
Series 2025-D, Class D, 6.97%, 02/08/2033(a)	500,000	501,698
Series 2025-D, Class E, 10.82%, 02/08/2033(a)	300,000	300,592
Series 2026-A, Class D, 6.28%, 01/09/2034(a)	1,000,000	993,407
Series 2026-A, Class E, 9.38%, 01/09/2034(a)	500,000	498,749
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	802	799
Series 2021-5, Class C, 3.93%, 08/15/2029(a)	25,490	25,359
Series 2022-2, Class C, 7.50%, 01/15/2030(a)	122,666	122,782
Series 2024-10, Class F, 12.00%, 06/15/2032(a)	839,380	805,015
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	183,700	184,957
Series 2025-5, Class E, 9.70%, 03/15/2033(a)	750,555	756,299
Series 2025-6, Class E, 8.48%, 04/15/2033(a)	1,634,572	1,635,513
Series 2025-7, Class E, 8.89%, 05/15/2033(a)	499,911	501,537
Series 2025-8, Class E, 9.57%, 07/15/2033(a)	999,656	1,002,056
Series 2025-R1, Class E, 12.11%, 06/15/2032(a)	42,507	43,331
Series 2025-R2, Class D, 5.80%, 10/15/2032(a)	1,493,323	1,482,628
Series 2025-R3, Class E, 8.93%, 01/18/2033(a)	949,071	946,124
Series 2026-1, Class E, 9.23%, 09/15/2033(a)	1,733,869	1,735,204
Series 2026-2, Class D, 6.78%, 11/15/2033(a)	3,499,102	3,493,390
Series 2026-3, Class D, 6.93%, 12/15/2033(a)	3,000,000	2,999,762
Series 2026-3, Class E, 10.16%, 12/15/2033(a)	1,500,000	1,510,471
Series 2026-4, Class E, 10.73%, 01/16/2034(a)	3,000,000	3,008,293
Series 2026-5, Class E, 11.65%, 03/15/2034(a)	1,000,000	1,001,672
Series 2026-R1, Class D, 5.75%, 12/15/2033(a)	1,401,622	1,385,804
Series 2026-R1, Class E, 9.29%, 12/15/2033(a)	786,614	786,466
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-1, Class E, 11.28%, 01/20/2034(a)	750,000	758,688
PowerPay Issuance Trust, Series 2024-1A, Class B, 8.46%, 02/18/2039(a)	269,816	275,351
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029(a)	500,000	500,839
Purchasing Power Funding, Series 2026-A, Class E, 7.54%, 08/15/2030(a)	500,000	495,922
RCKT Mortgage Trust, Series 2025-2A, Class E, 7.83%, 11/27/2034(a)	1,700,000	1,444,286
Reach Financial LLC, Series 2026-2A, Class E, 6.91%, 02/15/2035(a)	1,000,000	993,034
Republic Finance Issuance Trust
Series 2024-A, Class C, 7.28%, 08/20/2032(a)	400,000	400,456
Series 2024-A, Class D, 9.49%, 08/20/2032(a)	250,000	250,506
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	81,910	82,017
Upgrade Master Pass-Thru Trust, Series 2026-ST2, Class E, 7.74%, 06/15/2034(a)	2,500,000	2,509,312

See accompanying notes which are an integral part of these financial statements.

122

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Upgrade Receivables Trust
Series 2024-1A, Class D, 8.90%, 02/18/2031(a)	$2,000,000	$2,049,342
Series 2024-1A, Class E, 11.53%, 02/18/2031(a)	3,000,000	3,198,750
Upstart Securitization Trust
Series 2023-2, Class C, 11.87%, 06/20/2033(a)	825,030	855,606
Series 2025-3, Class D, 7.41%, 09/20/2035(a)	2,000,000	2,028,468
Series 2025-4, Class D, 7.67%, 11/20/2035(a)	2,000,000	2,045,328
Series 2026-1, Class D, 7.32%, 03/20/2036(a)	2,250,000	2,259,612
Series 2026-2, Class D, 7.35%, 05/20/2036(a)	2,500,000	2,509,231
Series 2026-3, Class D, 7.20%, 07/20/2036(a)	4,590,000	4,566,179
		79,244,934
Credit Card — 0.1%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030(a)	500,000	503,144
Equipment — 0.7%
Amur Equipment Finance Receivables LLC, Series 2026-1A, Class E, 7.67%, 02/20/2035(a)	750,000	751,713
Octane Receivables Trust
Series 2023-3A, Class E, 10.92%, 05/20/2031(a)	3,000,000	3,231,295
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	2,750,000	2,928,880
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(a)	1,000,000	1,043,575
SLR Equipment Finance LLC, Series 2026-1A, Class E, 8.22%, 04/17/2034(a)	1,500,000	1,524,158
		9,479,621
TOTAL ASSET-BACKED SECURITIES (Cost $244,786,536)		245,106,157

CORPORATE OBLIGATIONS — 15.2%
Basic Materials — 1.0%
Barrick International Barbados Corp., 6.35%, 10/15/2036(a)	165,000	173,987
Capstone Copper Corp., 6.75%, 03/31/2033(a)	1,070,000	1,076,425
Celanese US Holdings LLC, 7.38%, 02/15/2034	630,000	648,418
Century Aluminum Co., 6.88%, 08/01/2032(a)	630,000	640,554
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(a)	1,290,000	1,306,351
Consolidated Energy Finance SA, 12.00%, 02/15/2031(a)	1,140,000	1,192,377
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	680,000	679,690
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)	2,100,000	2,140,711
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	230,000	229,297
Magnera Corp., 4.75%, 11/15/2029(a)	780,000	727,284
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	1,410,000	1,424,748
Mosaic Co., 5.63%, 11/15/2043	245,000	226,097
Novelis Corp., 4.75%, 01/30/2030(a)	380,000	365,500
Nucor Corp., 5.10%, 06/01/2035	230,000	227,362

See accompanying notes which are an integral part of these financial statements.

123

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Basic Materials — (Continued)
Nutrien Ltd., 4.13%, 03/15/2035	$255,000	$231,040
Olin Corp., 6.63%, 04/01/2033(a)	700,000	685,890
Trekor Metals Ltd., 8.25%, 05/01/2030(a)	1,220,000	1,269,270
		13,245,001
Communications — 0.7%
AT&T, Inc., 4.90%, 08/15/2037	550,000	507,396
Cars.com, Inc., 6.38%, 11/01/2028(a)	300,000	298,376
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032(a)	1,060,000	944,746
Comcast Corp., 6.50%, 11/15/2035	285,000	299,496
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(a)	2,090,000	2,185,910
Gen Digital, Inc., 6.25%, 04/01/2033(a)	740,000	728,989
Gray Media, Inc., 5.38%, 11/15/2031(a)	2,030,000	1,510,635
Lamar Media Corp., 4.88%, 01/15/2029	370,000	364,923
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030(a)	710,000	686,220
SV RNO Property Owner 1, LLC, 5.88%, 03/01/2031(a)	370,000	344,050
T-Mobile USA, Inc., 5.75%, 01/15/2034	335,000	339,808
Univision Communications, Inc., 4.50%, 05/01/2029(a)	740,000	701,321
Verizon Communications, Inc., 4.27%, 01/15/2036	565,000	506,062
		9,417,932
Consumer, Cyclical — 1.3%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	640,000	660,968
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(a)	1,450,000	1,428,898
BorgWarner, Inc., 5.40%, 08/15/2034	265,000	263,711
Carnival Corp., 6.13%, 02/15/2033(a)	350,000	350,248
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	1,230,000	1,285,902
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	1,250,000	1,282,483
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032(a)	680,000	685,574
Dorman Products, Inc., 6.25%, 06/15/2034(a)	350,000	351,435
FirstCash Holdings, Inc., 6.13%, 05/01/2034(a)	720,000	710,146
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	155,000	154,560
General Motors Financial Co., Inc., 6.10%, 01/07/2034	255,000	262,382
Goodyear Tire & Rubber Co., 8.88%, 07/15/2032	1,100,000	1,129,966
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(a)	730,000	742,490
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	720,000	691,709
Lowe’s Cos., Inc., 2.80%, 09/15/2041	325,000	224,437
Meritage Homes Corp., 5.65%, 03/15/2035	265,000	263,453
NCL Corp. Ltd., 6.25%, 09/15/2033(a)	680,000	646,748
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	630,000	674,859
Newell Brands, Inc., 8.50%, 06/01/2028(a)	660,000	689,251
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	300,000	260,552
Penn Entertainment, Inc., 6.75%, 04/01/2031(a)	1,100,000	1,104,459

See accompanying notes which are an integral part of these financial statements.

124

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — (Continued)
Phinia, Inc.
6.75%, 04/15/2029(a)	$150,000	$152,672
6.63%, 10/15/2032(a)	710,000	717,704
PulteGroup, Inc., 6.38%, 05/15/2033	215,000	227,875
Resideo Funding II LLC, 6.50%, 07/15/2032(a)	720,000	720,898
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(a)	305,000	307,534
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032	680,000	693,328
Viking Cruises Ltd., 5.88%, 10/15/2033(a)	1,450,000	1,436,443
		18,120,685
Consumer, Non-cyclical — 2.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	1,340,000	1,383,546
Agilent Technologies, Inc., 4.75%, 09/09/2034	320,000	307,785
Amgen, Inc., 5.25%, 03/02/2033	310,000	310,772
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)	670,000	689,259
Ashtead Capital, Inc., 5.95%, 10/15/2033(a)	300,000	305,502
B&G Foods, Inc., 8.00%, 09/15/2028(a)	50,000	48,944
Baxter International, Inc., 2.54%, 02/01/2032	370,000	316,652
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	360,000	360,205
Brown-Forman Corp., 4.00%, 04/15/2038	240,000	209,186
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	345,000	312,419
Campbell’s Co., 5.40%, 03/21/2034	320,000	309,406
Charlotte Buyer, Inc., 8.00%, 06/30/2031(a)	350,000	354,012
Chobani Holdco LLC, 6.38%, 04/15/2034(a)	145,000	145,494
Conagra Brands, Inc., 5.30%, 11/01/2038	250,000	231,040
Concentra Health Services, Inc., 6.88%, 07/15/2032(a)	650,000	669,206
Constellation Brands, Inc., 4.90%, 05/01/2033	240,000	233,887
DaVita, Inc., 6.88%, 09/01/2032(a)	1,050,000	1,079,885
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	670,000	688,840
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	1,030,000	1,054,697
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)	1,420,000	1,333,998
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	310,000	309,677
Global Payments, Inc., 5.40%, 08/15/2032	175,000	172,625
HCA, Inc., 5.45%, 09/15/2034	315,000	312,970
Hertz Corp., 12.63%, 07/15/2029(a)	720,000	470,148
J.M. Smucker Co., 6.20%, 11/15/2033	295,000	309,946
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, 04/20/2035	305,000	308,452
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	315,000	311,222
Kraft Heinz Foods Co., 6.88%, 01/26/2039	215,000	230,028
Kroger Co., 5.00%, 09/15/2034	320,000	310,243
Mars, Inc., 5.20%, 03/01/2035(a)	315,000	310,767
Medline Borrower LP, 5.25%, 10/01/2029(a)	1,020,000	1,011,191
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	1,040,000	1,029,135
Molson Coors Beverage Co., 4.20%, 07/15/2046	200,000	152,703

See accompanying notes which are an integral part of these financial statements.

125

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-Cyclical — (Continued)
Performance Food Group, Inc., 4.25%, 08/01/2029(a)	$1,000,000	$967,626
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,560,000	1,483,190
Philip Morris International, Inc., 5.25%, 02/13/2034	310,000	310,465
Post Holdings, Inc., 6.38%, 03/01/2033(a)	1,460,000	1,438,906
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	1,440,000	1,401,891
Royalty Pharma PLC, 3.30%, 09/02/2040	410,000	309,277
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	1,510,000	1,460,592
Synergy Infrastructure Holdings LLC, 7.00%, 07/15/2034(a)	700,000	706,630
Tyson Foods, Inc., 4.88%, 08/15/2034	325,000	312,491
United Rentals North America, Inc., 6.00%, 12/15/2029(a)	155,000	156,798
Upbound Group, Inc., 6.38%, 02/15/2029(a)	740,000	735,003
US Foods, Inc., 7.25%, 01/15/2032(a)	350,000	362,073
VT Topco, Inc., 8.50%, 08/15/2030(a)	1,760,000	1,799,067
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	350,000	310,767
		27,338,618
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(a)	1,010,000	1,029,015
Energy — 1.9%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	1,040,000	1,085,656
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	700,000	710,426
Borr IHC Ltd. / Borr Finance LLC, 9.00%, 01/15/2034(a)	1,100,000	1,078,273
Bristow Group, Inc., 6.75%, 02/01/2033(a)	340,000	340,616
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031(a)	1,370,000	1,466,471
Caturus Energy LLC, 7.13%, 05/15/2031(a)	360,000	357,324
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	280,000	235,223
Cheniere Energy Partners LP, 5.75%, 08/15/2034	255,000	258,186
Comstock Resources, Inc., 5.88%, 01/15/2030(a)	1,330,000	1,253,920
Continental Resources, Inc., 5.75%, 01/15/2031(a)	255,000	258,630
CVR Energy, Inc., 7.88%, 02/15/2034(a)	1,450,000	1,474,411
Energy Transfer LP, 5.00%, 05/15/2044	305,000	258,058
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	1,330,000	1,384,367
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	680,000	689,194
Hess Corp., 7.13%, 03/15/2033	245,000	272,015
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)	340,000	339,552
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(a)	720,000	728,449
Kinder Morgan, Inc., 5.95%, 08/01/2054	265,000	254,139
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	100,000	100,174
Kodiak Gas Services LLC, 6.50%, 10/01/2033(a)	660,000	659,526
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	200,000	200,582
MPLX LP, 5.00%, 03/01/2033	265,000	259,300
Oceaneering International, Inc., 6.88%, 07/15/2034(a)	340,000	348,059

See accompanying notes which are an integral part of these financial statements.

126

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
ONEOK, Inc., 6.05%, 09/01/2033	$250,000	$257,832
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030(a)	670,000	695,845
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	260,000	261,812
Seadrill Finance Ltd., 6.75%, 07/15/2034(a)	360,000	346,826
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,590,000	1,517,749
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(a)	710,000	728,253
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034(a)	1,420,000	1,434,572
Targa Resources Corp., 6.50%, 03/30/2034	245,000	259,595
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	690,000	705,831
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(a)	660,000	674,554
Validus Energy II Midcon LLC, 8.00%, 08/01/2031(a)	710,000	707,272
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	3,280,000	3,268,930
Western Midstream Operating LP, 6.15%, 04/01/2033	250,000	257,239
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(a)	710,000	731,767
Williams Cos., Inc., 5.60%, 03/15/2035	260,000	260,425
		26,121,053
Financial — 6.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	375,000	339,411
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030(a)	315,000	314,455
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	680,000	675,427
American Tower Corp., 5.55%, 07/15/2033	335,000	337,654
Apollo Debt Solutions BDC, 5.70%, 01/23/2031(a)	4,295,000	4,182,354
Ares Capital Corp.
5.10%, 01/15/2031	6,945,000	6,678,051
3.20%, 11/15/2031	210,000	182,982
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032(a)	100,000	101,244
Atlantic Union Bankshares Corp., 6.25% to 08/01/2031 then 3 mo. Term SOFR + 2.13%, 08/01/2036	1,500,000	1,509,139
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032(a)	350,000	337,898
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	885,000	764,050
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	690,000	713,618
Blackstone Private Credit Fund
5.05%, 09/10/2030	233,000	222,837
6.00%, 01/29/2032	4,105,000	4,016,114
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	1,710,000	1,443,317
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	605,000	607,074
CRC Insurance Group LLC, 7.13%, 06/01/2031(a)	1,810,000	1,807,487

See accompanying notes which are an integral part of these financial statements.

127

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	$960,000	$960,768
Crown Castle, Inc., 5.10%, 05/01/2033	350,000	340,740
Enact Holdings, Inc., 6.25%, 05/28/2029	250,000	256,568
Encore Capital Group, Inc., 6.63%, 04/15/2031(a)	670,000	673,314
Enterprise Financial Services Corp., 6.25% to 07/01/2031 then 3 mo. Term SOFR + 2.32%, 07/01/2036	2,000,000	1,993,056
EverBank Financial Corp., 7.50% to 09/01/2030 then 3 mo. Term SOFR + 4.07%, 09/01/2035(a)	1,000,000	1,021,745
EZCORP, Inc., 7.38%, 04/01/2032(a)	1,030,000	1,079,406
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	670,000	681,529
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(a)	2,700,000	2,606,279
GGAM Finance Ltd., 5.88%, 03/15/2030(a)	1,040,000	1,036,100
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	1,940,000	1,973,318
goeasy Ltd., 6.88%, 02/15/2031(a)	890,000	796,646
Goldman Sachs Group, Inc., 4.02% to 10/31/2037 then 3 mo. Term SOFR + 1.63%, 10/31/2038	790,000	673,099
Goldman Sachs Private Credit Corp.
5.88%, 01/31/2031	2,265,000	2,225,586
6.15%, 06/16/2031(a)	2,040,000	2,014,356
Golub Capital BDC, Inc.
6.00%, 07/15/2029	1,310,000	1,311,728
6.25%, 06/01/2031	4,395,000	4,329,517
HA Sustainable Infrastructure Capital, Inc., 7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	720,000	725,906
Hanmi Financial Corp., 6.50% to 07/31/2031 then 3 mo. Term SOFR + 2.34%, 07/31/2036(a)	1,000,000	997,426
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	1,350,000	1,376,796
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(a)	710,000	697,872
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(a)	990,000	1,034,393
JPMorgan Chase & Co., 4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	875,000	847,630
LPL Holdings, Inc., 4.38%, 05/15/2031(a)	325,000	309,769
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	685,000	679,324
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(a)	330,000	342,715
Millrose Properties, Inc., 6.38%, 08/01/2030(a)	680,000	685,646
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	670,000	679,646
Morgan Stanley Direct Lending Fund
6.00%, 05/19/2030	3,050,000	3,005,470
6.10%, 07/15/2031	2,875,000	2,807,359
Mutual Bancorp, Inc., 6.25% to 07/01/2031 then 3 mo. Term SOFR + 2.31%, 07/01/2036(a)	2,000,000	2,002,261
NMI Holdings, Inc., 6.00%, 08/15/2029	225,000	228,546

See accompanying notes which are an integral part of these financial statements.

128

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
OneMain Finance Corp., 7.13%, 11/15/2031	$1,450,000	$1,470,336
PennyMac Financial Services, Inc., 6.75%, 02/15/2034(a)	1,140,000	1,058,359
PHH Corp., 9.88%, 11/01/2029(a)	1,110,000	1,100,513
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	2,130,000	2,207,036
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	755,000	763,018
PRA Group, Inc., 5.00%, 10/01/2029(a)	1,020,000	966,899
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	930,000	960,896
Prudential Financial, Inc., 5.20%, 03/14/2035	345,000	340,424
Radian Group, Inc., 6.20%, 05/15/2029	250,000	257,470
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	350,000	356,194
Rocket Cos., Inc., 7.13%, 02/01/2032(a)	1,240,000	1,271,857
Starwood Property Trust, Inc., 6.13%, 06/01/2031(a)	690,000	688,732
Stonebriar ABF Issuer LLC, 7.00%, 08/15/2031(a)	710,000	710,912
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	1,410,000	1,432,215
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	675,000	681,209
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	1,460,000	1,441,265
UWM Holdings LLC, 6.25%, 03/15/2031(a)	750,000	669,887
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(a)	340,000	350,363
Walker & Dunlop, Inc., 6.63%, 04/01/2033(a)	740,000	741,533
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	675,000	680,578
		82,777,322
Industrial — 1.5%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	650,000	655,453
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)	1,040,000	1,071,663
Amphenol Corp., 5.25%, 04/05/2034	230,000	230,674
Arrow Electronics, Inc., 5.88%, 04/10/2034	345,000	348,890
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)	640,000	649,476
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	1,050,000	1,084,257
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	670,000	687,246
Builders FirstSource, Inc., 6.75%, 05/15/2035(a)	1,370,000	1,358,093
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	330,000	258,932
Carrier Global Corp., 3.38%, 04/05/2040	195,000	151,558
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	730,000	695,776
Coherent Corp., 5.00%, 12/15/2029(a)	730,000	714,876
CRH America Finance, Inc., 5.40%, 05/21/2034	305,000	304,922
CSX Corp., 6.15%, 05/01/2037	245,000	259,996
Enerflex, Inc., 6.88%, 01/15/2031(a)	700,000	711,918
Esab Corp., 5.63%, 04/01/2031(a)	360,000	356,548

See accompanying notes which are an integral part of these financial statements.

129

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(a)	$690,000	$681,538
GATX Corp., 5.50%, 06/15/2035	340,000	336,352
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	340,000	342,374
Knife River Corp., 7.75%, 05/01/2031(a)	650,000	672,001
Northrop Grumman Corp., 5.20%, 06/01/2054	250,000	221,588
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031(a)	1,310,000	1,241,846
9.50%, 06/01/2033(a)	285,000	280,610
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	680,000	689,354
Reworld Holding Corp., 4.88%, 12/01/2029(a)	730,000	693,341
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	370,000	359,016
RTX Corp., 6.10%, 03/15/2034	215,000	226,756
Seaspan Corp., 5.50%, 08/01/2029(a)	720,000	700,112
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	700,000	651,928
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(a)	1,380,000	1,445,983
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	690,000	691,972
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(a)	690,000	711,720
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	630,000	697,532
United Parcel Service, Inc., 5.50%, 05/22/2054	185,000	170,008
Waste Management, Inc., 4.88%, 02/15/2034	230,000	227,331
XPO, Inc., 7.13%, 06/01/2031(a)	330,000	339,061
		20,920,701
Technology — 0.4%
Amkor Technology, Inc., 5.88%, 10/01/2033(a)	720,000	701,252
CACI International, Inc., 6.38%, 06/15/2033(a)	500,000	504,327
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	360,000	349,382
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	365,000	347,082
Fiserv, Inc., 5.25%, 08/11/2035	275,000	262,724
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	360,000	346,653
MSCI, Inc., 5.25%, 09/01/2035	360,000	345,663
Oracle Corp., 3.90%, 05/15/2035	430,000	351,663
Roper Technologies, Inc., 1.75%, 02/15/2031	400,000	345,590
Unisys Corp., 10.63%, 01/15/2031(a)	1,190,000	1,119,347
VMware LLC, 2.20%, 08/15/2031	400,000	347,930
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	680,000	688,138
		5,709,751
Utilities — 0.3%
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	325,000	339,031
Duke Energy Florida LLC, 6.40%, 06/15/2038	315,000	335,653
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	730,000	716,518
NRG Energy, Inc., 6.25%, 11/01/2034(a)	1,430,000	1,427,047
Virginia Electric and Power Co., 5.15%, 03/15/2035	345,000	337,137

See accompanying notes which are an integral part of these financial statements.

130

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Utilities — (Continued)
Vistra Operations Co. LLC
6.88%, 04/15/2032(a)	$650,000	$671,765
6.00%, 04/15/2034(a)	335,000	338,902
VoltaGrid LLC, 7.38%, 11/01/2030(a)	650,000	653,618
		4,819,671
TOTAL CORPORATE OBLIGATIONS (Cost $211,831,201)		209,499,749
COLLATERALIZED LOAN OBLIGATIONS — 12.9%
AMMC CLO Ltd., Series 2025-32A, Class D2, 8.08%, 10/17/2038(a)	4,000,000	4,001,872
Anchorage Credit Funding Ltd., Series 2016-3A, Class A2R, 6.20% (3 mo. Term SOFR + 2.36%), 01/28/2039(a)	1,149,206	1,149,607
Antares CLO Ltd.
Series 2026-1A, Class C, 5.83% (3 mo. Term SOFR + 2.10%), 04/20/2039(a)	4,500,000	4,477,500
Series 2026-1A, Class E, 10.23% (3 mo. Term SOFR + 6.50%), 04/20/2039(a)	1,500,000	1,488,750
Anthelion CLO Ltd., Series 2025-2A, Class D1, 6.93% (3 mo. Term SOFR + 3.20%), 04/20/2039(a)	2,000,000	2,021,174
Apidos CLO Ltd., Series 2024-48A, Class D1, 6.81% (3 mo. Term SOFR + 3.00%), 07/25/2037(a)	1,000,000	1,000,000
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.30% (1 mo. Term SOFR + 2.64%), 01/20/2041(a)	1,000,000	1,005,859
Ares CLO Ltd.
Series 2023-70A, Class ER, 9.31% (3 mo. Term SOFR + 5.50%), 01/25/2039(a)	2,000,000	2,006,086
Series 2026-81A, Class E, 9.29% (3 mo. Term SOFR + 5.60%), 07/15/2039(a)	1,000,000	1,005,000
Audax Senior Debt CLO, LLC, Series 2021-6A, Class DR, 6.93% (3 mo. Term SOFR + 3.20%), 10/20/2037(a)	3,500,000	3,378,175
Barings Middle Market CLO Ltd., Series 2023-IIA, Class CR, 7.68% (3 mo. Term SOFR + 3.95%), 07/20/2034(a)	1,750,000	1,748,252
BCRED MML CLO LLC, Series 2021-1A, Class B, 5.91% (3 mo. Term SOFR + 2.16%), 01/15/2035(a)	2,675,000	2,678,512
Black Diamond CLO Ltd., Series 2022-1A, Class D1R, 7.11% (3 mo. Term SOFR + 3.30%), 04/25/2039(a)	1,250,000	1,254,869
Blackrock CLO Ltd.
Series 2021-6A, Class DR, 8.43% (3 mo. Term SOFR + 4.70%), 04/20/2037(a)	5,000,000	4,859,885
Series 2026-3A, Class D, 0.00% (3 mo. Term SOFR + 3.75%), 07/23/2034(a)(e)	2,000,000	2,000,000
Series 5A, Class CR, 6.81% (3 mo. Term SOFR + 3.15%), 06/15/2034(a)	2,000,000	2,008,356
Blackrock DLF CLO LLC, Series 2026-2A, Class C, 6.40% (3 mo. Term SOFR + 2.70%), 07/25/2034(a)	3,000,000	2,953,590

See accompanying notes which are an integral part of these financial statements.

131

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
BlueMountain CLO Ltd., Series 2020-30A, Class DR, 7.05% (3 mo. Term SOFR + 3.30%), 04/15/2035(a)	$1,500,000	$1,490,890
BXDL Static CLO LLC, Series 2025-1A, Class C, 5.93% (3 mo. Term SOFR + 2.20%), 07/20/2035(a)	1,925,000	1,921,810
Carlyle Global Market Strategies
Series 2016-1A, Class CR3, 6.93% (3 mo. Term SOFR + 3.20%), 04/20/2034(a)	3,773,000	3,790,910
Series 2019-1A, Class CR2, 6.33% (3 mo. Term SOFR + 2.60%), 04/20/2031(a)	2,400,000	2,416,697
Series 2021-11A, Class ER2, 10.22% (3 mo. Term SOFR + 6.44%), 07/25/2039(a)	2,500,000	2,475,000
Cedar Funding Ltd.
Series 2022-15A, Class D1R, 6.98% (3 mo. Term SOFR + 3.25%), 01/20/2039(a)	2,250,000	2,271,623
Series 2024-18A, Class E, 10.40% (3 mo. Term SOFR + 6.65%), 04/23/2037(a)	1,748,240	1,749,004
Cent CLO Ltd., Series 2018-27A, Class B1R, 5.73% (3 mo. Term SOFR + 2.06%), 01/25/2035(a)	3,850,000	3,856,345
Cerberus Loan Funding LP
Series 2022-1A, Class D, 7.90% (3 mo. Term SOFR + 4.15%), 04/15/2034(a)	2,000,000	2,000,852
Series 2023-1A, Class CR, 6.40% (3 mo. Term SOFR + 2.65%), 03/22/2035(a)	4,000,000	4,000,000
Series 2023-2A, Class D2, 12.25% (3 mo. Term SOFR + 8.50%), 07/15/2035(a)	1,900,000	1,889,364
Series 2023-4A, Class DR, 6.95% (3 mo. Term SOFR + 3.20%), 10/15/2035(a)	5,500,000	5,494,500
Series 2024-1A, Class A, 5.65% (3 mo. Term SOFR + 1.90%), 04/15/2036(a)	5,000,000	5,006,775
CQS US CLO Ltd.
Series 2025-5A, Class D1, 6.90% (3 mo. Term SOFR + 3.15%), 01/17/2039(a)	1,000,000	1,006,387
Series 2026-6A, Class D1, 6.93% (3 mo. Term SOFR + 3.20%), 03/31/2039(a)	4,000,000	4,025,756
Crown Point CLO Ltd., Series 2021-10A, Class D, 7.49% (3 mo. Term SOFR + 3.76%), 07/20/2034(a)	2,000,000	2,009,300
Deerpath Capital CLO Ltd., Series 2024-1A, Class DR, 7.93% (3 mo. Term SOFR + 4.30%), 07/15/2038(a)	1,200,000	1,200,000
Dryden Senior Loan Fund
Series 2018-64A, Class D, 6.64% (3 mo. Term SOFR + 2.91%), 04/18/2031(a)	1,500,000	1,510,723
Series 2023-107A, Class D1R, 6.55% (3 mo. Term SOFR + 2.90%), 08/15/2038(a)	3,650,000	3,675,437
Eldridge CLO Ltd., Series 2025-1A, Class D2, 7.83% (3 mo. Term SOFR + 4.10%), 10/20/2038(a)	2,250,000	2,271,076
Fort Washington CLO, Series 2021-2A, Class E, 10.60% (3 mo. Term SOFR + 6.87%), 10/20/2034(a)	1,250,000	1,249,961

See accompanying notes which are an integral part of these financial statements.

132

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SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Fortress Credit Opportunities
Series 2025-29A, Class D, 7.23% (3 mo. Term SOFR + 3.50%), 04/20/2033(a)	$2,500,000	$2,441,250
Series 2025-37A, Class B, 6.33% (3 mo. Term SOFR + 2.60%), 07/20/2033(a)	2,500,000	2,507,398
Gallatin CLO Ltd.
Series 2023-1A, Class D1R, 7.34% (3 mo. Term SOFR + 3.60%), 10/14/2036(a)	2,000,000	2,004,574
Series 2024-1A, Class D1, 7.73% (3 mo. Term SOFR + 4.00%), 10/20/2037(a)	4,000,000	4,008,676
Golub Capital LLC, Series 2022-1A, Class DR, 8.41% (3 mo. Term SOFR + 4.60%), 07/25/2033(a)	2,500,000	2,507,183
Golub Capital Partners CLO Ltd., Series 2025-80A, Class D, 6.75% (3 mo. Term SOFR + 3.10%), 05/09/2039(a)	2,500,000	2,400,163
HPS Private Credit CLO LLC, Series 2024-2A, Class ER, 10.91% (3 mo. Term SOFR + 7.25%), 08/15/2039(a)	2,500,000	2,500,000
Ivy Hill Middle Market Credit Fund Ltd., Series 2024-22A, Class ER, 10.33% (3 mo. Term SOFR + 6.60%), 07/20/2038(a)	1,000,000	1,000,000
KKR CLO Trust
Series 23, Class DR2, 7.57% (3 mo. Term SOFR + 3.84%), 04/20/2036(a)	1,000,000	1,001,553
Series 26, Class DRR, 7.05% (3 mo. Term SOFR + 3.30%), 10/15/2034(a)	3,000,000	3,006,387
Madison Park Funding Ltd.
Series 2019-33A, Class DR, 6.85% (3 mo. Term SOFR + 3.10%), 10/15/2032(a)	3,575,000	3,554,058
Series 2019-37A, Class BR2, 5.70% (3 mo. Term SOFR + 1.95%), 04/15/2037(a)	1,750,000	1,753,764
Man GLG US CLO, Series 2023-1A, Class ER, 10.23% (3 mo. Term SOFR + 6.60%), 07/20/2039(a)	2,500,000	2,487,500
Marble Point CLO Ltd.
Series 2020-1A, Class D1R, 7.38% (3 mo. Term SOFR + 3.65%), 07/20/2037(a)	3,000,000	3,000,000
Series 2020-3A, Class D1R2, 6.73% (3 mo. Term SOFR + 3.00%), 10/19/2038(a)	2,000,000	2,005,000
Monroe Capital CLO Ltd.
Series 2019-1A, Class DR, 7.70% (3 mo. Term SOFR + 4.06%), 11/22/2033(a)	2,000,000	1,926,144
Series 2021-2A, Class C, 6.58% (3 mo. Term SOFR + 2.91%), 09/14/2033(a)	500,000	500,403
Mountain Point CLO Ltd., Series 2026-1A, Class D1, 6.97% (3 mo. Term SOFR + 3.25%), 04/20/2039(a)	2,000,000	2,013,846
Obra CLO Management LLC, Series 2024-1A, Class D1, 7.13% (3 mo. Term SOFR + 3.40%), 01/20/2038(a)	1,720,000	1,729,661
Octagon Investment Partners Ltd., Series 2018-1A, Class DR, 10.98% (3 mo. Term SOFR + 7.25%), 10/20/2037(a)	2,575,000	2,578,808

See accompanying notes which are an integral part of these financial statements.

133

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
OZLM Ltd., Series 2017-19A, Class CR3, 6.85% (3 mo. Term SOFR + 3.10%), 01/15/2035(a)	$3,000,000	$3,013,767
PennantPark CLO Ltd., Series 2025-12A, Class C, 6.03% (3 mo. Term SOFR + 2.30%), 04/20/2037(a)	3,000,000	2,921,754
Rad CLO Ltd., Series 2024-23A, Class DR, 9.80% (3 mo. Term SOFR + 6.09%), 07/20/2041(a)	1,000,000	996,000
Regatta Funding Ltd.
Series 2019-2A, Class D1R2, 6.40% (3 mo. Term SOFR + 2.65%), 04/15/2039(a)	3,000,000	3,009,993
Series 2025-3A, Class D2, 8.18%, 07/20/2038(a)	2,000,000	2,001,108
Rockford Tower CLO Ltd., Series 2024-1A, Class ER, 10.37% (3 mo. Term SOFR + 6.60%), 07/20/2039(a)	1,500,000	1,462,500
Sculptor CLO Ltd., Series 29A, Class D1R, 7.13% (3 mo. Term SOFR + 3.40%), 07/22/2038(a)	2,000,000	2,009,812
Sound Point CLO Ltd., Series 2023-1A, Class D1R, 7.31% (3 mo. Term SOFR + 3.50%), 07/26/2038(a)	5,000,000	5,046,500
Star Mountain CFO I LP, Series 2026-1A, Class B, 9.00% (3 mo. Term SOFR + 5.25%), 12/31/2038(a)(g)	1,100,000	1,100,000
TCW CLO Ltd., Series 2021-1A, Class D1R1, 6.83% (3 mo. Term SOFR + 3.10%), 01/20/2038(a)	4,850,000	4,838,258
Trinitas CLO Ltd., Series 2023-23A, Class D1R, 6.63% (3 mo. Term SOFR + 2.90%), 10/20/2038(a)	3,500,000	3,529,067
Voya CLO Ltd., Series 2019-4A, Class DR, 7.21% (3 mo. Term SOFR + 3.46%), 01/15/2035(a)	5,000,000	4,995,505
Willow Tree CLO LLC, Series 2024-1A, Class D, 8.55% (3 mo. Term SOFR + 4.80%), 10/17/2034(a)	1,750,000	1,752,320
Windhill CLO Ltd., Series 2024-2A, Class C, 6.03% (3 mo. Term SOFR + 2.30%), 01/22/2038(a)	2,500,000	2,485,375
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $178,030,364)		178,438,224
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 5.5%
Federal Home Loan Mortgage Corp.
Series K-176, Class A1, 4.37%, 09/25/2035	12,830,695	12,448,763
Series K553, Class A2, 4.07%, 12/25/2030(b)	7,500,000	7,323,667
Series K557, Class A2, 3.94%, 01/25/2031(b)	5,000,000	4,846,960
Series K-F110, Class AS, 3.87% (30 day avg SOFR US + 0.24%), 03/25/2031	929,769	925,098
Series K-F115, Class AS, 3.84% (30 day avg SOFR US + 0.21%), 06/25/2031	5,333,918	5,268,903
Series KF169, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 11/25/2035	10,000,000	10,012,480
Series KF170, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 11/25/2035	14,999,403	15,018,123

See accompanying notes which are an integral part of these financial statements.

134

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF171, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 03/25/2036	$10,000,000	$10,000,150
Series KF172, Class AS, 4.19% (30 day avg SOFR US + 0.56%), 04/25/2036	10,000,000	10,012,480
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $76,539,514)		75,856,624
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
ACREC Trust, Series 2026-FL5, Class AS, 5.10% (1 mo. Term SOFR + 1.50%), 07/18/2043(a)	4,000,000	4,012,676
ALA Trust
Series 2025-OANA, Class C, 5.77% (1 mo. Term SOFR + 2.09%), 06/15/2040(a)	300,000	301,723
Series 2025-OANA, Class D, 6.77% (1 mo. Term SOFR + 3.09%), 06/15/2040(a)	200,000	202,130
ARES Commercial Mortgage Trust, Series 2024-IND, Class D, 6.57% (1 mo. Term SOFR + 2.89%), 07/15/2041(a)	500,000	502,196
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2039(a)	250,000	253,353
Bank-2025, Series 2025-BNK51, Class D, 4.00%, 12/25/2067(a)	1,000,000	718,187
BX Trust
Series 2024-AIRC, Class C, 6.27% (1 mo. Term SOFR + 2.59%), 08/15/2041(a)	255,224	256,933
Series 2024-BIO, Class C, 6.32% (1 mo. Term SOFR + 2.64%), 02/15/2041(a)	200,000	199,820
Series 2024-BIO, Class D, 7.32% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	200,000	199,146
Series 2024-PALM, Class D, 6.32% (1 mo. Term SOFR + 2.64%), 06/15/2037(a)	246,322	247,198
Series 2024-VLT4, Class E, 6.57% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	191,900	190,651
Series 2024-VLT4, Class F, 7.61% (1 mo. Term SOFR + 3.94%), 06/15/2041(a)	479,750	477,641
Series 2025-BIO3, Class D, 6.96%, 02/10/2042(a)(b)	750,000	740,329
Series 2025-VLT7, Class D, 6.93% (1 mo. Term SOFR + 3.25%), 07/15/2044(a)	800,000	801,994
Series 2025-VOLT, Class C, 6.03% (1 mo. Term SOFR + 2.35%), 12/15/2044(a)	1,500,000	1,502,574
Series 2026-VLT9, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 03/15/2045(a)	5,000,000	5,006,250
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 6.57% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	1,500,000	1,509,267
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(b)	400,000	401,713

See accompanying notes which are an integral part of these financial statements.

135

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040(a)(b)	$500,000	$498,823
Series 2024-HLTN, Class D, 7.71%, 04/13/2040(a)(b)	300,000	299,726
Extended Stay America Trust
Series 2025-ESH, Class D, 6.28% (1 mo. Term SOFR + 2.60%), 10/15/2042(a)	4,815,667	4,881,694
Series 2025-ESH, Class E, 7.03% (1 mo. Term SOFR + 3.35%), 10/15/2042(a)	3,852,533	3,900,644
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/2030(a)(b)(g)	207,160	207,160
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, 6.12% (1 mo. Term SOFR + 2.44%), 05/15/2037(a)	200,000	200,706
Series 2024-ORL, Class D, 6.87% (1 mo. Term SOFR + 3.19%), 05/15/2037(a)	200,000	201,366
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(b)	300,000	303,569
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(b)	100,000	101,617
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.35%, 12/10/2034(a)(b)	750,000	743,513
INCREF LLC, Series 2026-FL3, Class A, 5.07% (1 mo. Term SOFR + 1.40%), 01/19/2044(a)	4,000,000	4,014,132
IP Mortgage Trust, Series 2025-IP, Class E, 6.85%, 06/10/2042(a)(b)	250,000	248,547
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(b)	750,000	661,432
LONG Trust, Series 2026-ISL, Class C, 6.33% (1 mo. Term SOFR + 2.65%), 06/15/2043(a)	4,000,000	4,009,972
Morgan Stanley Capital I, Inc.
Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	800,000	753,736
Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	286,495	293,995
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, 5.44%, 11/05/2038(a)(b)	1,000,000	994,405
Series 2025-28L, Class D, 6.21%, 11/05/2038(a)(b)	1,000,000	995,476
TX Trust, Series 2024-HOU, Class D, 6.92% (1 mo. Term SOFR + 3.24%), 06/15/2039(a)	200,000	200,440
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 6.91%, 03/15/2038(a)(b)	1,500,000	1,503,241
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.75%, 08/10/2031(a)(b)	272,024	264,437
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $42,520,078)		42,802,411

See accompanying notes which are an integral part of these financial statements.

136

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — 1.8%
Invesco Senior Loan ETF	651,499	$13,284,065
iShares Broad USD High Yield Corporate Bond ETF	242,549	8,920,952
iShares iBoxx USD Investment Grade Corporate Bond ETF	19,651	2,087,919
TOTAL EXCHANGE TRADED FUNDS (Cost $24,413,045)		24,292,935

	Par
U.S. TREASURY NOTE — 1.3%
United States Treasury Note, 1.50%, 02/15/2030	$20,000,000	18,141,016
TOTAL U.S. TREASURY NOTE (Cost $18,227,773)		18,141,016
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.1%
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 7.32% (30 day avg SOFR US + 3.70%), 02/25/2044(a)	1,000,000	1,053,424
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1B, 7.17% (30 day avg SOFR US + 3.55%), 08/25/2042(a)	500,000	513,670
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $1,496,562)		1,567,094

	Shares
COMMON STOCKS — 0.0%(h)
Energy — 0.0%(h)
Enviva Escrow(g)(i)	150,000	0
Enviva LLC(i)	5,458	109,160
TOTAL COMMON STOCKS (Cost $183,056)		109,160
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds – 2.3%
First American Government Obligations Fund - Class U, 3.60%(j)	32,114,239	32,114,239
TOTAL SHORT-TERM INVESTMENTS (Cost $32,114,239)		32,114,239
TOTAL INVESTMENTS — 102.8% (Cost $1,431,317,145)		$1,420,886,160
Liabilities in Excess of Other Assets — (2.8)%		(38,603,089)
TOTAL NET ASSETS — 100.0%		$1,382,283,071

See accompanying notes which are an integral part of these financial statements.

137

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
TBA - To Be Announced
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2026, the value of these securities total $948,383,862 or 68.6% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(d)	Interest only security.
(e)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)
As of July 31, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities represented $1,307,160 or 0.1% of net assets. Value determined using significant unobservable inputs.

(h)	Represents less than 0.05% of net assets.
(i)	Non-income producing security.
(j)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
See accompanying notes which are an integral part of these financial statements.

138

ANGEL OAK INCOME ETF
SCHEDULE OF OPEN FUTURES CONTRACTS
July 31, 2026 (Unaudited)

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	244	09/21/2026	$26,352,000	$(271,166)
U.S. Treasury 5 Year Notes	690	09/30/2026	73,123,828	(452,532)
Total Unrealized Appreciation (Depreciation)				$(723,698)

SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT
SWAPS - BUY PROTECTION(a)
July 31, 2026 (Unaudited)

Reference Obligation	Implied Credit Spread at 07/31/26 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG(d)	0.53%	1.00%	Quarterly	06/20/2031	Wells Fargo Securities, LLC	$100,000,000	$(2,173,301)	$(1,528,099)	$(645,202)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.
See accompanying notes which are an integral part of these financial statements.

139

Angel Oak Total Return ETF
Schedule of Investments
July 31, 2026 (Unaudited)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 44.8%
Federal Home Loan Mortgage Corp.
Pool QE0312, 2.00%, 04/01/2052	$757,494	$591,675
Pool QE2363, 3.50%, 05/01/2052	186,856	165,985
Pool RB5149, 2.50%, 03/01/2042	686,765	597,752
Pool RQ0028, 6.00%, 07/01/2055	427,771	433,092
Pool SD1937, 3.00%, 03/01/2052	966,713	827,755
Pool SD4583, 3.50%, 12/01/2053	266,706	236,915
Pool SD6284, 2.00%, 01/01/2054	305,496	238,856
Pool SD8224, 2.50%, 07/01/2052	294,998	241,846
Pool SD8317, 6.00%, 04/01/2053	155,542	158,329
Pool SD8469, 5.50%, 10/01/2054	220,444	218,756
Pool SD8523, 5.00%, 04/01/2055	465,490	450,006
Pool SL1232, 5.00%, 04/01/2055	724,514	700,987
Pool SL2622, 3.00%, 03/01/2053	277,968	238,140
Pool SL3938, 5.50%, 07/01/2054	531,694	529,631
Federal National Mortgage Association
Pool BQ6913, 2.00%, 12/01/2051	152,643	119,754
Pool BT0240, 2.00%, 09/01/2051	593,723	464,980
Pool BV7773, 2.50%, 04/01/2052	648,294	531,125
Pool CA8256, 2.50%, 12/01/2050	900,058	736,482
Pool CA9273, 2.00%, 02/01/2051	239,056	188,056
Pool CB0456, 2.50%, 05/01/2051	585,918	479,384
Pool CB2806, 2.50%, 02/01/2052	768,878	638,735
Pool CB3164, 2.50%, 03/01/2052	913,899	751,062
Pool CB7336, 5.50%, 10/01/2053	509,890	507,013
Pool FA2608, 3.00%, 07/01/2051	469,766	401,497
Pool FA5000, 3.50%, 02/01/2052	971,815	863,265
Pool FM5066, 3.00%, 10/01/2050	362,313	310,944
Pool FM6672, 2.50%, 03/01/2051	37,703	30,979
Pool FM7652, 2.50%, 06/01/2051	182,630	150,563
Pool MA3810, 2.50%, 10/01/2039	543,485	488,375
Pool MA4128, 2.00%, 09/01/2040	560,877	483,475
Pool MA4437, 2.00%, 10/01/2051	588,764	462,158
Pool MA4512, 2.50%, 01/01/2052	246,192	202,678
Pool MA4520, 2.00%, 01/01/2042	541,908	463,048
Pool MA4547, 2.00%, 02/01/2052	543,336	425,427
Pool MA4548, 2.50%, 02/01/2052	75,339	62,021
Pool MA4563, 2.50%, 03/01/2052	29,520	24,270
Pool MA4653, 3.00%, 07/01/2052	333,019	285,250
Pool MA4731, 3.50%, 09/01/2052	392,821	348,944
Pool MA5320, 4.00%, 03/01/2054	865,091	790,551
Pool MA5551, 4.50%, 12/01/2054	249,128	234,300
Pool MA5615, 6.00%, 02/01/2055	180,592	182,871
Pool MA5646, 5.50%, 03/01/2055	230,229	228,281
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $17,033,180)		16,485,213

See accompanying notes which are an integral part of these financial statements.

140

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Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — 26.5%
Basic Materials — 1.1%
Barrick North America Finance LLC, 5.75%, 05/01/2043	$35,000	$33,907
Dow Chemical Co., 5.15%, 02/15/2034	65,000	63,046
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)	25,000	25,485
Glencore Funding LLC, 2.63%, 09/23/2031(a)	75,000	66,419
LYB International Finance BV, 5.25%, 07/15/2043	57,000	48,864
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	50,000	50,523
Nutrien Ltd., 2.95%, 05/13/2030	85,000	79,286
Teck Resources Ltd., 3.90%, 07/15/2030	35,000	33,585
		401,115
Communications — 1.6%
Alphabet, Inc., 4.80%, 02/15/2036	22,000	21,118
AT&T, Inc., 3.50%, 09/15/2053	90,000	54,423
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	35,000	35,316
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/2029(a)	30,000	29,829
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.90%, 06/01/2052	25,000	15,030
Comcast Corp.
6.50%, 11/15/2035	60,000	63,052
3.25%, 11/01/2039	20,000	14,550
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(a)	25,000	26,147
Gen Digital, Inc., 6.25%, 04/01/2033(a)	30,000	29,554
Hut 8 DC LLC, 6.19%, 11/15/2042(a)	22,000	21,404
Meta Platforms, Inc., 5.40%, 08/15/2054	45,000	36,663
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030(a)	30,000	28,995
Rogers Communications, Inc., 6.88% to 07/31/2031 then 5 yr. CMT Rate + 2.84%, 07/31/2056	60,000	60,047
Space Exploration Technologies Corp., 5.35%, 07/15/2031(a)	20,000	19,474
TELUS Corp., 3.40%, 05/13/2032	45,000	40,559
T-Mobile USA, Inc., 3.40%, 10/15/2052	65,000	39,646
Verizon Communications, Inc., 3.55%, 03/22/2051	60,000	39,290
Videotron Ltd., 3.63%, 06/15/2029(a)	30,000	28,869
		603,966
Consumer, Cyclical — 1.6%
AutoZone, Inc., 3.75%, 04/18/2029	65,000	63,338
Boyd Gaming Corp., 4.75%, 06/15/2031(a)	45,000	42,995
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032(a)	15,000	15,123
FirstCash Holdings, Inc., 6.13%, 05/01/2034(a)	30,000	29,589
General Motors Financial Co., Inc., 6.10%, 01/07/2034	45,000	46,303
Goodyear Tire & Rubber Co., 8.88%, 07/15/2032	30,000	30,817
Home Depot, Inc., 4.50%, 09/15/2032	35,000	34,431
Installed Building Products, Inc., 5.63%, 02/01/2034(a)	35,000	33,873
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	30,000	28,821

See accompanying notes which are an integral part of these financial statements.

141

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Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — (Continued)
Lowe’s Cos., Inc., 5.50%, 10/15/2035	$35,000	$35,328
Newell Brands, Inc., 8.50%, 06/01/2028(a)	25,000	26,108
NVR, Inc., 3.00%, 05/15/2030	65,000	60,451
PulteGroup, Inc., 6.38%, 05/15/2033	35,000	37,096
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(a)	35,000	35,291
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032	25,000	25,490
Viking Cruises Ltd., 5.88%, 10/15/2033(a)	30,000	29,720
Walmart, Inc., 4.15%, 09/09/2032	35,000	34,149
		608,923
Consumer, Non-cyclical — 2.8%
AbbVie, Inc., 4.95%, 03/15/2031	80,000	80,389
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	25,000	25,812
Amgen, Inc., 5.25%, 03/02/2033	35,000	35,087
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)	25,000	25,719
BAT International Finance PLC, 5.93%, 02/02/2029	35,000	35,932
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	30,000	30,017
DaVita, Inc., 6.88%, 09/01/2032(a)	25,000	25,712
Eli Lilly & Co., 4.50%, 02/09/2027	105,000	105,155
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	25,000	25,599
Gilead Sciences, Inc., 2.60%, 10/01/2040	60,000	42,371
Grand Canyon University, 5.13%, 10/01/2028	65,000	64,447
HCA, Inc., 5.90%, 06/01/2053	55,000	50,827
Johnson & Johnson, 5.25%, 06/01/2054	35,000	33,473
Mars, Inc., 4.80%, 03/01/2030(a)	85,000	84,730
Merck & Co., Inc., 2.75%, 12/10/2051	65,000	37,719
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	30,000	29,687
Mount Sinai Hospital, 3.98%, 07/01/2048	32,000	23,676
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	30,000	28,523
Pfizer, Inc., 1.75%, 08/18/2031	55,000	47,548
Philip Morris International, Inc., 4.88%, 02/15/2028	80,000	80,366
Post Holdings, Inc., 6.38%, 03/01/2033(a)	30,000	29,567
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	30,000	29,018
UnitedHealth Group, Inc., 3.50%, 08/15/2039	75,000	60,091
		1,031,465
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(a)	25,000	25,471
Energy — 4.8%
Antero Resources Corp., 5.38%, 03/01/2030(a)	35,000	35,081
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	25,000	25,372
Borr IHC Ltd. / Borr Finance LLC, 9.00%, 01/15/2034(a)	5,000	4,901
BP Capital Markets America, Inc., 2.94%, 06/04/2051	65,000	39,234
Cenovus Energy, Inc., 2.65%, 01/15/2032	45,000	39,820
Cheniere Energy, Inc., 5.65%, 04/15/2034	115,000	116,167
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/2034(a)	80,000	80,573

See accompanying notes which are an integral part of these financial statements.

142

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Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
ConocoPhillips, 6.50%, 02/01/2039	$35,000	$37,870
Crescent Energy Finance LLC, 7.63%, 04/01/2032(a)	20,000	20,226
Devon Energy Corp.
4.50%, 01/15/2030	30,000	29,676
5.60%, 07/15/2041	35,000	33,604
DT Midstream, Inc., 4.30%, 04/15/2032(a)	45,000	42,499
Enbridge, Inc., 7.63% to 01/15/2033 then 5 yr. CMT Rate + 4.42%, 01/15/2083	35,000	37,711
Energy Transfer LP, 7.09% (3 mo. Term SOFR + 3.28%), 11/01/2066	60,000	59,743
Enterprise Products Operating LLC, 6.70% (3 mo. Term SOFR + 3.04%), 06/01/2067	64,000	64,068
EOG Resources, Inc., 4.95%, 04/15/2050	45,000	38,427
EQT Corp., 7.00%, 02/01/2030	60,000	63,294
Excelerate Energy LP, 8.00%, 05/15/2030(a)	35,000	36,682
Expand Energy Corp., 5.38%, 03/15/2030	85,000	85,271
Exxon Mobil Corp., 4.33%, 03/19/2050	45,000	35,830
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	25,000	26,022
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	25,000	25,338
Halliburton Co., 5.00%, 11/15/2045	45,000	38,639
Harvest Midstream I LP, 6.75%, 05/15/2034(a)	18,000	18,080
Helmerich & Payne, Inc., 4.85%, 12/01/2029	60,000	59,768
Hess Midstream Operations LP, 5.50%, 10/15/2030(a)	20,000	20,001
Kinder Morgan, Inc., 5.95%, 08/01/2054	35,000	33,566
ONEOK, Inc., 6.05%, 09/01/2033	45,000	46,410
Ovintiv, Inc., 6.50%, 02/01/2038	60,000	62,279
Plains All American Pipeline LP, 8.02% (3 mo. Term SOFR + 4.37%), Perpetual	65,000	65,176
Shell International Finance BV, 3.00%, 11/26/2051	65,000	40,236
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055	40,000	42,236
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	30,000	28,637
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034(a)	30,000	30,308
TransCanada PipeLines Ltd., 6.13% to 10/17/2031 then 5 yr. CMT Rate + 2.25%, 10/17/2056	82,000	81,981
Valero Energy Corp., 5.15%, 03/10/2036	65,000	62,829
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034(a)	35,000	36,132
Whistler Pipeline LLC, 5.95%, 09/30/2034(a)	40,000	40,367
Williams Cos., Inc., 5.80%, 11/15/2054	35,000	32,482
Woodside Finance Ltd., 5.40%, 05/19/2030	35,000	35,322
		1,751,858
Financial — 8.8%
American Homes 4 Rent LP, 5.25%, 03/15/2035	20,000	19,564
AmFam Holdings, Inc., 2.81%, 03/11/2031(a)	90,000	79,211
Apollo Global Management, Inc., 6.38%, 11/15/2033	35,000	36,730
Arch Capital Group Ltd., 7.35%, 05/01/2034	75,000	84,054

See accompanying notes which are an integral part of these financial statements.

143

Angel Oak Total Return ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Ares Capital Corp., 3.20%, 11/15/2031	$55,000	$47,924
Bank of America Corp., 2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031	220,000	201,882
Barclays PLC, 5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035	85,000	82,829
Blackstone Holdings Finance Co. LLC, 6.20%, 04/22/2033(a)	80,000	83,596
BNP Paribas SA, 5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030(a)	100,000	100,482
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	35,000	29,542
CBRE Services, Inc., 5.25%, 06/01/2036	85,000	82,113
Citigroup, Inc., 3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	85,000	79,061
Cousins Properties LP, 5.88%, 10/01/2034	35,000	35,281
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	105,000	104,651
EPR Properties, 3.60%, 11/15/2031	45,000	40,908
EZCORP, Inc., 7.38%, 04/01/2032(a)	25,000	26,199
Fairfax Financial Holdings Ltd., 5.75%, 05/20/2035	35,000	35,216
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	65,000	66,118
GGAM Finance Ltd., 5.88%, 03/15/2030(a)	30,000	29,887
Globe Life, Inc., 5.85%, 09/15/2034	35,000	35,545
Goldman Sachs Group, Inc., 4.02% to 10/31/2037 then 3 mo. Term SOFR + 1.63%, 10/31/2038	165,000	140,584
Goodman US Finance Seven, LLC, 5.25%, 04/28/2036(a)	85,000	81,826
Highwoods Realty LP, 2.60%, 02/01/2031	65,000	57,794
Host Hotels & Resorts LP, 3.50%, 09/15/2030	20,000	18,758
Huntington National Bank, 4.55% to 05/17/2027 then SOFR + 1.65%, 05/17/2028	40,000	39,960
Iron Mountain, Inc., 6.25%, 01/15/2033(a)	20,000	20,092
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	25,000	25,496
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(a)	25,000	26,121
JP Morgan Chase & Co., 5.63%, 08/16/2043	95,000	92,597
JP Morgan Chase & Co., 4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	85,000	82,341
Keybank National Association, 5.85%, 11/15/2027	40,000	40,560
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(a)	65,000	56,366
Liberty Mutual Group, Inc., 6.50%, 03/15/2035(a)	60,000	63,107
Mid-America Apartments LP, 2.88%, 09/15/2051	65,000	39,330
Millrose Properties, Inc., 6.38%, 08/01/2030(a)	30,000	30,249
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	150,000	152,160
Munich Re Group, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042(a)	35,000	35,558
OneMain Finance Corp., 7.13%, 11/15/2031	25,000	25,351
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	30,000	29,958
PennyMac Financial Services, Inc., 6.75%, 02/15/2034(a)	30,000	27,852
Phillips Edison Grocery Center Operating Partnership I, LP, 5.25%, 08/15/2032	35,000	34,938
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	80,000	80,850

See accompanying notes which are an integral part of these financial statements.

144

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Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	$35,000	$35,335
Public Storage Operating Co., 5.35%, 08/01/2053	45,000	40,849
Realty Income Corp., 4.90%, 07/15/2033	35,000	34,262
RenaissanceRe Holdings Ltd., 5.80%, 04/01/2035	60,000	60,501
RGA Global Funding, 5.00%, 08/25/2032(a)	85,000	83,205
RHP Hotel Properties LP / RHP Finance Corp.
4.50%, 02/15/2029(a)	20,000	19,606
6.50%, 04/01/2032(a)	25,000	25,442
Safehold GL Holdings LLC, 2.80%, 06/15/2031	90,000	80,632
Sammons Financial Group, Inc., 4.75%, 04/08/2032(a)	45,000	43,003
Simon Property Group LP, 6.65%, 01/15/2054	35,000	37,456
Starwood Property Trust, Inc., 6.13%, 06/01/2031(a)	30,000	29,945
UBS Group AG, 7.50%, 02/15/2028	35,000	36,532
US Bancorp, 5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	80,000	82,000
UWM Holdings LLC, 6.25%, 03/15/2031(a)	30,000	26,795
Walker & Dunlop, Inc., 6.63%, 04/01/2033(a)	30,000	30,062
Wells Fargo Bank NA, 6.60%, 01/15/2038	35,000	37,304
Welltower OP LLC, 4.25%, 04/15/2028	35,000	34,824
		3,240,394
Industrial — 1.6%
Boeing Co., 5.04%, 05/01/2027	33,000	33,101
Builders FirstSource, Inc., 6.75%, 05/15/2035(a)	30,000	29,739
Canadian National Railway Co., 3.20%, 08/02/2046	115,000	79,164
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(a)	30,000	29,632
GE Vernova, Inc., 4.88%, 02/04/2036	65,000	62,487
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	30,000	30,209
L3Harris Technologies, Inc., 4.85%, 04/27/2035	35,000	33,626
Quikrete Holdings, Inc.
6.38%, 03/01/2032(a)	20,000	20,260
6.75%, 03/01/2033(a)	25,000	25,344
Reworld Holding Corp., 4.88%, 12/01/2029(a)	30,000	28,493
RTX Corp., 6.10%, 03/15/2034	45,000	47,461
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	30,000	30,086
Union Pacific Corp., 3.20%, 05/20/2041	105,000	79,333
Vulcan Materials Co., 4.50%, 06/15/2047	45,000	36,890
Waste Connections, Inc., 2.95%, 01/15/2052	65,000	39,650
		605,475
Technology — 0.9%
Amkor Technology, Inc., 5.88%, 10/01/2033(a)	30,000	29,219
Apple, Inc., 4.50%, 02/23/2036	70,000	67,678
Broadcom, Inc., 4.60%, 07/15/2030	45,000	44,209
Intel Corp., 3.75%, 08/05/2027	85,000	84,313
Leidos, Inc., 5.40%, 03/15/2032	40,000	40,240
Oracle Corp., 5.35%, 05/04/2033	23,000	21,625
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	30,000	30,359
		317,643

See accompanying notes which are an integral part of these financial statements.

145

Angel Oak Total Return ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Utilities — 3.2%
AES Corp., 6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055	$21,000	$20,642
AltaGas Ltd., 7.20% to 10/15/2034 then 5 yr. CMT Rate + 3.57%, 10/15/2054(a)	35,000	36,224
American Electric Power Co., Inc., 7.05% to 12/15/2029 then 5 yr. CMT Rate + 2.75%, 12/15/2054	35,000	36,313
CenterPoint Energy, Inc., 6.85% to 02/15/2035 then 5 yr. CMT Rate + 2.95%, 02/15/2055	35,000	36,399
Consolidated Edison Co. of New York, Inc., 3.95%, 04/01/2050	55,000	40,502
DTE Energy Co., 6.20% to 07/01/2033 then 5 yr. CMT Rate + 1.81%, 07/01/2058	30,000	29,899
Duke Energy Florida LLC, 6.40%, 06/15/2038	35,000	37,295
Emera US Finance LLC, 6.65% to 10/01/2031 then 5 yr. CMT Rate + 2.87%, 10/01/2056	64,000	64,469
Entergy Corp., 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	80,000	82,062
Evergy, Inc., 2.90%, 09/15/2029	18,000	16,962
Exelon Corp., 4.05%, 04/15/2030	19,000	18,402
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	30,000	29,446
Monongahela Power Co., 5.40%, 12/15/2043(a)	65,000	59,765
National Fuel Gas Co., 2.95%, 03/01/2031	85,000	77,135
New York State Electric & Gas Corp., 1.95%, 10/01/2030(a)	45,000	39,242
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	35,000	34,791
NiSource, Inc., 4.38%, 05/15/2047	100,000	78,931
NRG Energy, Inc., 6.25%, 11/01/2034(a)	30,000	29,938
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	30,000	30,484
PPL Capital Funding, Inc., 5.25%, 09/01/2034	35,000	34,544
Public Service Co. of Colorado, 5.25%, 04/01/2053	65,000	57,117
Sempra, 6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055	35,000	35,023
Southern California Edison Co., 4.00%, 04/01/2047	110,000	78,597
Southern Co., 4.40%, 07/01/2046	75,000	60,075
Virginia Electric and Power Co., 4.45%, 02/15/2044	45,000	37,334
Vistra Operations Co. LLC, 6.00%, 04/15/2034(a)	35,000	35,408
Wisconsin Electric Power Co., 4.60%, 10/01/2034	35,000	33,754
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029(a)	20,000	20,637
		1,191,390
TOTAL CORPORATE OBLIGATIONS (Cost $9,965,500)		9,777,700
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.4%
ATLX Trust, Series 2024-RPL1, Class M1, 4.42%, 04/25/2064(a)(b)	150,000	142,207
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A1, 1.75%, 09/25/2051(a)(b)	218,245	195,559
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, 1.70%, 04/25/2060(a)(b)	155,788	145,094
CIM Trust, Series 2022-R1, Class M3, 4.00%, 01/25/2061(a)(b)	250,000	200,606

See accompanying notes which are an integral part of these financial statements.

146

Angel Oak Total Return ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066(a)(b)	$100,000	$79,497
Series 2021-RPL1, Class M2, 3.08%, 09/25/2061(a)(b)	250,000	220,023
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 3.57%, 07/25/2049(a)(c)	41,841	40,425
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066(a)(b)	51,503	44,179
Ellington Financial Mortgage Trust, Series 2022-1, Class B1, 3.85%, 01/25/2067(a)(b)	200,000	156,949
GS Mortgage-Backed Securities Trust
Series 2024-PJ10, Class AX1, 0.60%, 04/25/2055(a)(b)(d)	5,025,627	78,892
Series 2024-RPL2, Class M1, 4.12%, 07/25/2061(a)(b)	500,000	477,112
JP Morgan Mortgage Trust, Series 2023-6, Class AX1, 0.17%, 12/26/2053(a)(b)(d)	1,464,554	7,037
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-RPL1, Class A2, 0.00%, 01/25/2064(a)(c)	250,000	230,938
New Residential Mortgage Loan Trust
Series 2025-NQM5, Class M1, 6.09%, 08/25/2065(a)(b)	250,000	247,274
Series 2026-RPL1, Class M1, 4.00%, 12/25/2065(a)(b)	250,000	224,860
Series 2026-RPL1, Class M2, 4.00%, 12/25/2065(a)(b)	250,000	216,849
Onslow Bay Mortgage Loan Trust, Series 2022-J2, Class A10, 3.00%, 08/25/2052(a)(b)	350,000	264,629
Saluda Grade Mortgage Funding LLC, Series 2025-LOC5, Class B1, 7.47% (1 mo. Term SOFR + 3.75%), 10/25/2055(a)	250,000	252,711
Sequoia Mortgage Trust, Series 2026-1, Class A1, 5.00%, 02/25/2056(a)(b)	182,950	175,753
Starwood Mortgage Residential Trust, Series 2022-3, Class A1, 5.16%, 03/25/2067(a)(b)	138,951	136,541
Towd Point Mortgage Trust, Series 2021-1, Class A1, 2.25%, 11/25/2061(a)(b)	191,384	178,831
Visio Trust
Series 2021-1R, Class A3, 1.69%, 05/25/2056(a)	75,438	71,216
Series 2022-1, Class B1, 5.74%, 08/25/2057(a)(b)	412,000	409,410
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $4,166,760)		4,196,592
ASSET-BACKED SECURITIES — 9.9%
Automobile — 2.2%
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83%, 08/15/2030	40,000	39,648
CPS Auto Trust, Series 2025-B, Class E, 7.95%, 03/15/2033(a)	24,000	24,732
Exeter Automobile Receivables Trust, Series 2022-4A, Class E, 8.23%, 03/15/2030(a)	250,000	253,419
FHF Trust, Series 2023-1A, Class A2, 6.57%, 06/15/2028(a)	5,894	5,839
GLS Auto Receivables Trust, Series 2023-3A, Class E, 9.27%, 08/15/2030(a)	247,000	260,291
Research-Driven Pagaya Motor Asset Trust, Series 2026-R1A, Class B, 6.21%, 07/25/2034(a)	250,000	249,707
		833,636

See accompanying notes which are an integral part of these financial statements.

147

Angel Oak Total Return ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — 6.5%
ACHD Trust, Series 2025-DS1, Class B, 9.38%, 01/09/2034(a)	$100,000	$100,722
Freedom Financial Network LLC, Series 2026-DS1, Class B, 8.25%, 07/10/2034(a)	300,000	301,875
Oportun Financial Corp., Series 2024-2, Class D, 10.47%, 02/09/2032(a)	500,000	508,516
Pagaya AI Debt Selection Trust, Series 2025-R2, Class D, 5.80%, 10/15/2032(a)	73,744	73,216
RCKT Mortgage Trust, Series 2025-2A, Class E, 7.83%, 11/27/2034(a)	60,000	50,975
Regional Management Issuance Trust, Series 2022-1, Class D, 6.72%, 03/15/2032(a)	250,000	249,674
Upgrade Master Pass-Thru Trust, Series 2026-ST2, Class E, 7.74%, 06/15/2034(a)	250,000	250,931
Upstart Securitization Trust, Series 2023-2, Class C, 11.87%, 06/20/2033(a)	825,030	855,606
		2,391,515
Equipment — 1.2%
Octane Receivables Trust, Series 2026-RVM1, Class E, 7.87%, 06/20/2047(a)	440,000	434,391
TOTAL ASSET-BACKED SECURITIES (Cost $3,669,282)		3,659,542
COLLATERALIZED LOAN OBLIGATIONS — 2.7%
Willow Tree CLO Ltd., Series 2024-1A, Class B, 5.95% (3 mo. Term SOFR + 2.20%), 10/17/2034(a)	1,000,000	999,963
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,002,921)		999,963

	Shares
EXCHANGE TRADED FUNDS — 1.6%
Invesco Senior Loan ETF	25,669	523,391
iShares Broad USD High Yield Corporate Bond ETF	1,858	68,337
TOTAL EXCHANGE TRADED FUNDS (Cost $596,961)		591,728

	Par
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 1.5%
Federal Home Loan Mortgage Corp.
Series K-170, Class A2, 5.00%, 02/25/2035(b)	$300,000	301,003
Series K-171, Class A2, 4.40%, 06/25/2035(b)	250,000	239,608
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $560,307)		540,611

See accompanying notes which are an integral part of these financial statements.

148

Angel Oak Total Return ETF
Schedule of Investments
July 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 5.9%
Money Market Funds — 5.9%
First American Government Obligations Fund - Class U, 3.60%(e)	2,164,434	$2,164,434
TOTAL SHORT-TERM INVESTMENTS (Cost $2,164,434)		2,164,434
TOTAL INVESTMENTS — 104.3% (Cost $39,159,345)		$38,415,783
Liabilities in Excess of Other Assets — (4.3)%		(1,571,132)
TOTAL NET ASSETS — 100.0%		$36,844,651

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2026, the value of these securities total $11,703,133 or 31.8% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(d)	Interest only security.
(e)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
See accompanying notes which are an integral part of these financial statements.

149

Angel Oak Total Return ETF
Schedule of Open Futures Contracts
July 31, 2026 (Unaudited)

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	80	09/30/2026	$ 8,478,125	$ (47,296)

See accompanying notes which are an integral part of these financial statements.

150

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
July 31, 2026 (Unaudited)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Assets
Investments in unaffiliated securities at fair value*	$2,596,700,419	$845,505,247
Investments in affiliated securities at fair value*	35,805,796	—
Dividends and interest receivable	16,302,508	3,720,153
Deposit at broker for swaps	10,109,816	—
Cash	3,626,825	—
Receivable for Fund shares sold	1,985,877	737,825
Deposit at broker for futures	896,370	315,372
Receivable for investments sold	51,852	6,719
Variation margin on futures contracts	—	20,220
Prepaid expenses	169,004	72,858
Total assets	2,665,648,467	850,378,394
Liabilities
Payable for credit agreements	100,000,000	—
Payable for investments purchased	47,030,098	23,217,593
Net swap premiums received	4,591,565	—
Payable for distributions to shareholders	4,069,349	1,224,514
Payable for Fund shares redeemed	3,800,370	12,631,708
Depreciation on swaps	1,928,338	—
Payable to Adviser	1,878,655	176,481
Interest payable for credit agreements	463,944	—
Payable to administrator, fund accountant, and transfer agent	216,764	57,495
Variation margin on futures contracts	196,523	—
12b-1 fees accrued	91,434	18,042
Payable to custodian	35,241	6,242
Other accrued expenses	190,537	40,882
Total liabilities	164,492,818	37,372,957
Net Assets	$2,501,155,649	$813,005,437
Net Assets Consist of:
Paid-in capital	$4,421,878,450	$868,703,930
Total distributable earnings (accumulated deficit)	(1,920,722,801)	(55,698,493)
Net Assets	$2,501,155,649	$813,005,437
Class A:
Net Assets	$142,214,838	$32,145,711
Shares outstanding (unlimited number of shares authorized, no par value)	16,317,327	3,263,329
Net asset value (“NAV”) per share	$8.72	$9.85
Offering price per share (NAV/0.9775)(b)	$8.92	$9.85

See accompanying notes which are an integral part of these financial statements.

151

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
July 31, 2026 (Unaudited)(Continued)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Class C:
Net Assets	$21,894,681	$—
Shares outstanding (unlimited number of shares authorized, no par value)	2,545,458	—
NAV and offering price per share	$8.60	$—
Minimum redemption price per share (NAV*0.99)(c)	$8.51	$—
Institutional Class:
Net Assets	$2,337,046,130	$771,789,777
Shares outstanding (unlimited number of shares authorized, no par value)	269,033,240	78,359,834
NAV and offering price per share	$8.69	$9.85
Class A1:
Net Assets	$—	$9,069,949
Shares outstanding (unlimited number of shares authorized, no par value)	—	922,323
NAV per share	$—	$9.83
Offering price per share (NAV/0.985)(d)	$—	$9.98
Minimum redemption price per share (NAV*0.995)(e)	$—	$9.78
*Identified Cost:
Investments in unaffiliated securities	$2,772,279,448	$851,754,194
Investments in affiliated securities	$32,460,315	—

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.
(d)	Class A1 shares impose a maximum 1.50% sales charge on purchases.
(e)	A CDSC of 0.50% may be charged.
See accompanying notes which are an integral part of these financial statements.

152

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
July 31, 2026 (Unaudited)(Continued)

	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF	Total Return ETF
Assets
Investments in securities at fair value*	$122,818,478	$163,169,789	$1,605,369,564	$1,420,886,160	$38,415,783
Dividends and interest receivable	2,321,991	527,257	7,135,732	8,206,392	242,308
Deposit at broker for swaps	—	—	—	3,373,044	—
Deposit at broker for futures	—	235,640	250,644	1,448,286	139,899
Receivable for investments sold	—	4,893	126,722	—	331,495
Total assets	125,140,469	163,937,579	1,612,882,662	1,433,913,882	39,129,485
Liabilities
Payable for investments purchased	—	17,083,621	35,752,297	41,460,962	2,095,600
Payable for distributions to shareholders	709,200	692,915	5,977,782	6,720,891	147,043
Payable to Adviser	57,616	61,490	449,984	899,642	12,740
Net swap premiums received	—	—	—	1,528,099	—
Depreciation on swaps	—	—	—	645,202	—
Variation margin on futures contracts	—	—	—	376,015	29,451
Interest payable	—	—	590	—	—
Total liabilities	766,816	17,838,026	42,180,653	51,630,811	2,284,834
Net Assets	$124,373,653	$146,099,553	$1,570,702,009	$1,382,283,071	$36,844,651
Net Assets Consist of:
Paid-in capital	$131,604,738	$151,580,494	$1,572,933,346	$1,394,971,005	$37,791,446
Total distributable earnings (accumulated deficit)	(7,231,085)	(5,480,941)	(2,231,337)	(12,687,934)	(946,795)
Net Assets	$124,373,653	$146,099,553	$1,570,702,009	$1,382,283,071	$36,844,651
Shares outstanding (unlimited number of shares authorized, no par value)	11,360,384	17,206,336	30,824,000	67,160,000	760,000
Net asset value (“NAV”) and offering price per share	$10.95	$8.49	$50.96	$20.58	$48.48
*Identified Cost:
Investments in securities	$124,899,788	$165,766,985	$1,607,549,722	$1,431,317,145	$39,159,345

See accompanying notes which are an integral part of these financial statements.

153

ANGEL OAK FUNDS TRUST
Statements of Operations
For the Period Ended July 31, 2026 (Unaudited)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Investment Income
Interest	$80,397,535	$18,987,593
Dividends from unaffiliated investments	1,862,874	286,737
Swap income	723,102	—
Dividends from affiliated investments	468,988	—
Total investment income	$83,452,499	$19,274,330
Expenses
Investment Advisory (See Note 5)	11,176,124	1,774,565
Interest expense	2,794,328	—
Fund accounting	305,094	76,415
12b-1 - Class A	182,634	36,561
12b-1 - Class A1	—	1,567
12b-1 - Class C	118,127	—
Transfer agent	209,293	53,300
Administration	185,978	63,656
Legal	181,502	46,277
Trustee	101,141	42,206
Custodian	78,934	20,100
Audit & tax	69,202	19,913
Registration	61,745	42,564
Printing	53,855	8,415
Insurance	18,093	4,599
Compliance	7,822	7,822
Miscellaneous	40,701	11,035
Total Expenses	15,584,573	2,208,995
Fees contractually waived by Adviser (See Note 5)	(77,539)	(759,281)
Net Expenses	15,507,034	1,449,714
Net investment income (loss)	67,945,465	17,824,616
Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on:
Unaffiliated Securities	(5,371,312)	107,742
Affiliated Securities	(96,673)	—
Futures Contracts	1,756,792	396,607
Swaps	(148,563)	—
Net change in unrealized appreciation/depreciation on:
Unaffiliated Investments	(16,750,016)	(3,009,033)
Affiliated Investments	559,756	—
Futures Contracts	(377,534)	67,991
Swaps	(1,042,705)	—
Net realized and unrealized gain (loss) on investments	(21,470,255)	(2,436,693)
Net increase (decrease) in net assets resulting from operations	$46,475,210	$15,387,923

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

154

ANGEL OAK FUNDS TRUST
Statements of Operations
For the Period Ended July 31, 2026 (Unaudited)(Continued)

	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF	Total Return ETF
Investment Income
Interest	$4,366,937	$4,514,271	$33,730,377	$34,471,679	$696,631
Dividends	87,494	37,768	759,801	1,187,094	31,713
Swap income	—	—	—	232,661	—
Total investment income	4,454,431	4,552,039	34,490,178	35,891,434	728,344
Expenses
Investment Advisory (See Note 5)	335,820	603,541	3,975,694	5,449,164	78,894
Interest expense	703	—	—	4,424	—
Total Expenses	336,523	603,541	3,975,694	5,453,588	78,894
Fees contractually waived by Adviser (See Note 5)	—	(229,193)	(1,517,992)	(1,100,841)	(20,058)
Net Expenses	336,523	374,348	2,457,702	4,352,747	58,836
Net investment income (loss)	4,117,908	4,177,691	32,032,476	31,538,687	669,508
Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on:
Investments	(277,593)	311,976	277,870	(1,171,780)	(94,619)
Futures Contracts	—	(18,256)	409,609	(939,852)	(62,611)
Swaps	—	—	—	15,678	—
Net change in unrealized appreciation/depreciation on:
Investments	(1,670,723)	(4,475,571)	(5,304,608)	(16,962,287)	(694,762)
Futures Contracts	—	(278)	(44,896)	(705,404)	(44,858)
Swaps	—	—	—	(423,928)	—
Net realized and unrealized gain (loss) on investments	(1,948,316)	(4,182,129)	(4,662,025)	(20,187,573)	(896,850)
Net increase (decrease) in net assets resulting from operations	$2,169,592	$(4,438)	$27,370,451	$11,351,114	$(227,342)

See accompanying notes which are an integral part of these financial statements.

155

Angel Oak Multi-Strategy Income Fund
Consolidated Statements of Changes in Net Assets(a)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$67,945,465	$154,745,879
Net realized gain (loss) on investment transactions, futures contracts, and swaps	(3,859,756)	(66,997,317)
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swaps	(17,610,499)	116,533,754
Net increase (decrease) in net assets resulting from operations	46,475,210	204,282,316
Distributions to Shareholders
Distributions, Class A	(3,625,041)	(8,289,576)
Distributions, Class C	(505,875)	(1,369,920)
Distributions, Institutional Class	(61,191,222)	(143,133,414)
Total distributions to shareholders	(65,322,138)	(152,792,910)
Capital Transactions - Class A
Proceeds from shares sold	12,904,012	62,754,859
Reinvestment of distributions	2,832,802	6,663,257
Amount paid for shares redeemed	(24,397,816)	(65,997,692)
Total Class A	(8,661,002)	3,420,424
Capital Transactions - Class C
Proceeds from shares sold	2,177,952	3,675,861
Reinvestment of distributions	373,093	1,006,130
Amount paid for shares redeemed	(5,526,685)	(13,541,604)
Total Class C	(2,975,640)	(8,859,613)
Capital Transactions - Institutional Class
Proceeds from shares sold	319,313,554	808,970,497
Reinvestment of distributions	38,768,652	89,058,467
Amount paid for shares redeemed	(468,959,720)	(1,093,132,345)
Total Institutional Class	(110,877,514)	(195,103,381)
Net increase (decrease) in net assets resulting from capital transactions	(122,514,156)	(200,542,570)
Total increase (decrease) in net assets	(141,361,084)	(149,053,164)
Net Assets
Beginning of year or period	2,642,516,733	2,791,569,897
End of year or period	$2,501,155,649	$2,642,516,733

See accompanying notes which are an integral part of these financial statements.

156

Angel Oak Multi-Strategy Income Fund
Consolidated Statements of Changes in Net Assets(a)(Continued)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Share Transactions - Class A
Shares sold	1,470,301	7,206,067
Shares issued in reinvestment of distributions	322,968	763,607
Shares redeemed	(2,781,328)	(7,557,283)
Total Class A	(988,059)	412,391
Share Transactions - Class C
Shares sold	251,292	427,280
Shares issued in reinvestment of distributions	43,108	116,762
Shares redeemed	(638,707)	(1,573,131)
Total Class C	(344,307)	(1,029,089)
Share Transactions - Institutional Class
Shares sold	36,514,922	93,147,767
Shares issued in reinvestment of distributions	4,435,503	10,241,601
Shares redeemed	(53,511,991)	(125,874,596)
Total Institutional Class	(12,561,566)	(22,485,228)
Net increase (decrease) in share transactions	(13,893,932)	(23,101,926)

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

157

Angel Oak UltraShort Income Fund
Statements of Changes in Net Assets

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$17,824,616	$32,442,230
Net realized gain (loss) on investment transactions and futures contracts	504,349	499,116
Net change in unrealized appreciation/depreciation on investments and futures contracts	(2,941,042)	2,275,149
Net increase (decrease) in net assets resulting from operations	15,387,923	35,216,495
Distributions to Shareholders
Distributions, Class A	(620,649)	(1,249,317)
Distributions, Class A1	(27,448)	(55,608)
Distributions, Institutional Class	(17,449,506)	(31,937,501)
Total distributions to shareholders	(18,097,603)	(33,242,426)
Capital Transactions - Class A
Proceeds from shares sold	10,282,877	19,995,257
Reinvestment of distributions	609,928	1,203,358
Amount paid for shares redeemed	(7,026,885)	(18,336,611)
Total Class A	3,865,920	2,862,004
Capital Transactions - Class A1
Proceeds from shares sold	8,226,994	300,000
Reinvestment of distributions	22,012	42,345
Amount paid for shares redeemed	(48,701)	(602,201)
Total Class A1	8,200,305	(259,856)
Capital Transactions - Institutional Class
Proceeds from shares sold	203,828,811	551,026,177
Reinvestment of distributions	10,216,975	19,803,355
Amount paid for shares redeemed	(215,527,842)	(250,694,925)
Total Institutional Class	(1,482,056)	320,134,607
Net increase (decrease) in net assets resulting from capital transactions	10,584,169	322,736,755
Total increase (decrease) in net assets	7,874,489	324,710,824
Net Assets
Beginning of year or period	805,130,948	480,420,124
End of year or period	$813,005,437	$805,130,948
Share Transactions - Class A
Shares sold	1,042,725	2,026,014
Shares issued in reinvestment of distributions	61,843	121,910
Shares redeemed	(712,219)	(1,858,123)
Total Class A	392,349	289,801

See accompanying notes which are an integral part of these financial statements.

158

Angel Oak UltraShort Income Fund
Statements of Changes in Net Assets(Continued)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Share Transactions - Class A1
Shares sold	836,740	30,426
Shares issued in reinvestment of distributions	2,236	4,298
Shares redeemed	(4,944)	(61,077)
Total Class A1	834,032	(26,353)
Share Transactions - Institutional Class
Shares sold	20,665,252	55,827,004
Shares issued in reinvestment of distributions	1,035,919	2,006,364
Shares redeemed	(21,854,059)	(25,408,167)
Total Institutional Class	(152,888)	32,425,201
Net increase (decrease) in share transactions	1,073,493	32,688,649

See accompanying notes which are an integral part of these financial statements.

159

Angel Oak High Yield Opportunities ETF
Statements of Changes in Net Assets

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$4,117,908	$7,937,217
Net realized gain (loss) on investment transactions	(277,593)	(390,186)
Net change in unrealized appreciation/depreciation on investments	(1,670,723)	720,400
Net increase (decrease) in net assets resulting from operations	2,169,592	8,267,431
Distributions to Shareholders
Distributions	(4,133,190)	(7,969,058)
Capital Transactions
Proceeds from shares sold	14,365,197	26,952,891
Amount paid for shares redeemed	(10,762,875)	(20,185,400)
Net increase (decrease) in net assets resulting from capital transactions	3,602,322	6,767,491
Total increase (decrease) in net assets	1,638,724	7,065,864
Net Assets
Beginning of year or period	122,734,929	115,669,065
End of year or period	124,373,653	122,734,929
Share Transactions
Shares sold	1,300,000	2,425,000
Shares redeemed	(975,000)	(1,825,000)
Net increase (decrease) in share transactions	325,000	600,000

See accompanying notes which are an integral part of these financial statements.

160

Angel Oak Mortgage-Backed Securities ETF
Statements of Changes in Net Assets

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$4,177,691	$8,654,546
Net realized gain (loss) on investment transactions and futures contracts	293,720	1,554,762
Net change in unrealized appreciation/depreciation on investments and futures contracts	(4,475,849)	2,763,904
Net increase (decrease) in net assets resulting from operations	(4,438)	12,973,212
Distributions to Shareholders
Distributions	(4,253,135)	(8,685,546)
Capital Transactions
Proceeds from shares sold	10,700,775	56,855,352
Amount paid for shares redeemed	(28,947,820)	(64,136,602)
Net increase (decrease) in net assets resulting from capital transactions	(18,247,045)	(7,281,250)
Total increase (decrease) in net assets	(22,504,618)	(2,993,584)
Net Assets
Beginning of year or period	168,604,171	171,597,755
End of year or period	146,099,553	168,604,171
Share Transactions
Shares sold	1,225,000	6,550,000
Shares redeemed	(3,300,000)	(7,425,000)
Net increase (decrease) in share transactions	(2,075,000)	(875,000)

See accompanying notes which are an integral part of these financial statements.

161

Angel Oak UltraShort Income ETF
Statements of Changes in Net Assets

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$32,032,476	$50,383,067
Net realized gain (loss) on investment transactions and futures contracts	687,479	717,445
Net change in unrealized appreciation/depreciation on investments and futures contracts	(5,349,504)	986,895
Net increase (decrease) in net assets resulting from operations	27,370,451	52,087,407
Distributions to Shareholders
Distributions	(32,932,332)	(51,322,432)
Capital Transactions
Proceeds from shares sold	276,625,165	581,190,440
Amount paid for shares redeemed	(15,935,755)	—
Transaction fees	65,534	61,320
Net increase (decrease) in net assets resulting from capital transactions	260,754,944	581,251,760
Total increase (decrease) in net assets	255,193,063	582,016,735
Net Assets
Beginning of year or period	1,315,508,946	733,492,211
End of year or period	1,570,702,009	1,315,508,946
Share Transactions
Shares sold	5,412,000	11,360,000
Shares redeemed	(312,000)	—
Net increase (decrease) in share transactions	5,100,000	11,360,000

See accompanying notes which are an integral part of these financial statements.

162

Angel Oak Income ETF
Statements of Changes in Net Assets

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31, 2026
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$31,538,687	$34,448,068
Net realized gain (loss) on investment transactions, futures contracts, and swaps	(2,095,954)	2,626,285
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swaps	(18,091,619)	6,392,674
Net increase (decrease) in net assets resulting from operations	11,351,114	43,467,027
Distributions to Shareholders
Distributions	(31,562,996)	(35,899,563)
Capital Transactions
Proceeds from shares sold	574,461,208	492,922,256
Amount paid for shares redeemed	—	(40,747,932)
Transaction fees	114,892	72,634
Net increase (decrease) in net assets resulting from capital transactions	574,576,100	452,246,958
Total increase (decrease) in net assets	554,364,218	459,814,422
Net Assets
Beginning of year or period	827,918,853	368,104,431
End of year or period	1,382,283,071	827,918,853
Share Transactions
Shares sold	27,540,000	23,680,000
Shares redeemed	—	(1,950,000)
Net increase (decrease) in share transactions	27,540,000	21,730,000

See accompanying notes which are an integral part of these financial statements.

163

Angel Oak Total Return ETF
Statements of Changes in Net Assets

	For the Period Ended July 31, 2026 (Unaudited)	For the Period Ended January 31, 2026(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$669,508	$272,400
Net realized gain (loss) on investment transactions and futures contracts	(157,230)	25,963
Net change in unrealized appreciation/depreciation on investments and futures contracts	(739,620)	(51,238)
Net increase (decrease) in net assets resulting from operations	(227,342)	247,125
Distributions to Shareholders
Distributions	(679,631)	(286,947)
Capital Transactions
Proceeds from shares sold	16,772,966	21,018,480
Net increase (decrease) in net assets resulting from capital transactions	16,772,966	21,018,480
Total increase (decrease) in net assets	15,865,993	20,978,658
Net Assets
Beginning of Period	20,978,658	—
End of Period	36,844,651	20,978,658
Share Transactions
Shares sold	340,000	420,000
Net increase (decrease) in share transactions	340,000	420,000

(a)	Fund commenced operations on October 6, 2025.
See accompanying notes which are an integral part of these financial statements.

164

ANGEL OAK MULTI-STRATEGY INCOME FUND - CLASS A
CONSOLIDATED FINANCIAL HIGHLIGHTS(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31,
		2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$8.78	$8.62	$8.51	$8.63	$10.24	$10.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.23	0.48	0.51	0.49	0.48	0.47
Net realized and unrealized gain (loss) on investments(b)	(0.07)	0.15	0.10	(0.13)	(1.62)	(0.19)
Total from investment operations	0.16	0.63	0.61	0.36	(1.14)	0.28
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.22)	(0.47)	(0.50)	(0.48)	(0.47)	(0.47)
Total distributions	(0.22)	(0.47)	(0.50)	(0.48)	(0.47)	(0.47)
Net asset value, end of year or period	$8.72	$8.78	$8.62	$8.51	$8.63	$10.24
Total return(c)(d)	1.79%	7.44%	7.36%	4.38%	−11.28%	2.71%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$142,215	$152,007	$145,599	$133,198	$150,450	$335,439
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(e)	1.46%	1.56%	1.64%	2.13%	1.79%	1.29%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(e)	1.24%	1.23%	1.26%	1.26%	1.23%	1.20%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	1.46%	1.56%	1.62%	2.11%	1.77%	1.28%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(e)	1.24%	1.23%	1.24%	1.24%	1.21%	1.19%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(e)	5.19%	5.44%	5.90%	5.78%	4.83%	4.42%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(e)	5.19%	5.44%	5.92%	5.80%	4.85%	4.43%
Portfolio turnover rate(d)(f)	27%	75%	60%	32%	14%	56%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

165

ANGEL OAK MULTI-STRATEGY INCOME FUND - CLASS C
CONSOLIDATED FINANCIAL HIGHLIGHTS(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31,
		2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$8.67	$8.52	$8.41	$8.54	$10.13	$10.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.19	0.41	0.44	0.43	0.39	0.38
Net realized and unrealized gain (loss) on investments(b)	(0.08)	0.14	0.11	(0.14)	(1.58)	(0.20)
Total from investment operations	0.11	0.55	0.55	0.29	(1.19)	0.18
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.18)	(0.40)	(0.44)	(0.42)	(0.40)	(0.39)
Total distributions	(0.18)	(0.40)	(0.44)	(0.42)	(0.40)	(0.39)
Net asset value, end of year or period	$8.60	$8.67	$8.52	$8.41	$8.54	$10.13
Total return(c)(d)	1.33%	6.62%	6.66%	3.51%	−11.88%	1.78%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$21,895	$25,061	$33,373	$33,868	$46,512	$71,445
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(e)	2.21%	2.31%	2.39%	2.88%	2.54%	2.04%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(e)	1.99%	1.98%	2.01%	2.01%	1.98%	1.95%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	2.21%	2.31%	2.37%	2.86%	2.52%	2.03%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(e)	1.99%	1.98%	1.99%	1.99%	1.96%	1.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(e)	4.41%	4.69%	5.15%	5.03%	4.17%	3.69%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(e)	4.41%	4.69%	5.17%	5.05%	4.19%	3.70%
Portfolio turnover rate(d)(f)	27%	75%	60%	32%	14%	56%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

166

ANGEL OAK MULTI-STRATEGY INCOME FUND - INSTITUTIONAL CLASS
CONSOLIDATED FINANCIAL HIGHLIGHTS(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31,
		2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$8.76	$8.59	$8.48	$8.61	$10.21	$10.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.24	0.50	0.53	0.51	0.49	0.49
Net realized and unrealized gain (loss) on investments(b)	(0.08)	0.16	0.10	(0.14)	(1.59)	(0.19)
Total from investment operations	0.16	0.66	0.63	0.37	(1.10)	0.30
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.23)	(0.49)	(0.52)	(0.50)	(0.50)	(0.50)
Total distributions	(0.23)	(0.49)	(0.52)	(0.50)	(0.50)	(0.50)
Net asset value, end of year or period	$8.69	$8.76	$8.59	$8.48	$8.61	$10.21
Total return(c)	1.80%	7.85%	7.65%	4.54%	−10.98%	2.87%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$2,337,046	$2,465,448	$2,612,598	$2,533,096	$2,793,964	$6,820,115
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment(d)	1.21%	1.31%	1.39%	1.88%	1.54%	1.04%
Ratio of expenses to average net assets before waiver and reimbursement/ recoupment excluding interest expense(d)	0.99%	0.98%	1.01%	1.01%	0.98%	0.95%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment(d)	1.21%	1.31%	1.37%	1.86%	1.52%	1.03%
Ratio of expenses to average net assets after waiver and reimbursement/ recoupment excluding interest expense(d)	0.99%	0.98%	0.99%	0.99%	0.96%	0.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(d)	5.43%	5.69%	6.15%	6.01%	5.03%	4.69%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(d)	5.43%	5.69%	6.17%	6.03%	5.05%	4.70%
Portfolio turnover rate(c)(e)	27%	75%	60%	32%	14%	56%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

167

ANGEL OAK ULTRASHORT INCOME FUND - CLASS A
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31,
		2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$9.88	$9.85	$9.74	$9.56	$10.00	$10.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.23	0.47	0.49	0.36	0.12	0.08
Net realized and unrealized gain (loss) on investments(a)	(0.05)	0.02	0.12	0.24	(0.36)	(0.05)
Total from investment operations	0.18	0.49	0.61	0.60	(0.24)	0.03
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.21)	(0.46)	(0.50)	(0.42)	(0.20)	(0.11)
Total distributions	(0.21)	(0.46)	(0.50)	(0.42)	(0.20)	(0.11)
Net asset value, end of year or period	$9.85	$9.88	$9.85	$9.74	$9.56	$10.00
Total return(b)	1.81%	5.13%	6.39%	6.36%	−2.42%	0.27%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$32,146	$28,375	$25,425	$25,439	$39,536	$171,328
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(c)	0.79%	0.80%	0.84%	0.84%	0.79%	0.78%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(c)	0.60%	0.60%	0.60%	0.60%	0.60%	0.56%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(c)	3.99%	4.39%	4.78%	4.01%	1.51%	0.56%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(c)	4.18%	4.59%	5.02%	4.25%	1.70%	0.78%
Portfolio turnover rate(b)	37%	76%	92%	46%	31%	92%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

168

ANGEL OAK ULTRASHORT INCOME FUND - CLASS A1
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year or Period Ended January 31,
		2026	2025	2024	2023(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$9.86	$9.83	$9.72	$9.55	$9.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.23	0.44	0.50	0.42	0.13
Net realized and unrealized gain (loss) on investments(b)	(0.06)	0.05	0.11	0.17	(0.14)
Total from investment operations	0.17	0.49	0.61	0.59	(0.01)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.20)	(0.46)	(0.50)	(0.42)	(0.14)
Total distributions	(0.20)	(0.46)	(0.50)	(0.42)	(0.14)
Net asset value, end of year or period	$9.83	$9.86	$9.83	$9.72	$9.55
Total return(c)(d)	1.79%	5.14%	6.40%	6.27%	−0.25%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$9,070	$871	$1,127	$546	$513
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(e)	0.79%	0.80%	0.84%	0.84%	0.79%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	4.07%	4.37%	4.81%	4.08%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	4.26%	4.57%	5.05%	4.32%	2.51%
Portfolio turnover rate(d)	37%	76%	92%	46%	31%(f)

(a)	Class commenced operations on July 22, 2022.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Figure presented represents turnover for the Fund as a whole for the entire fiscal period.
See accompanying notes which are an integral part of these financial statements.

169

ANGEL OAK ULTRASHORT INCOME FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31,
		2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$9.88	$9.85	$9.74	$9.56	$10.01	$10.09
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.22	0.52	0.52	0.40	0.19	0.11
Net realized and unrealized gain (loss) on investments(a)	(0.03)	—(b)	0.11	0.22	(0.41)	(0.06)
Total from investment operations	0.19	0.52	0.63	0.62	(0.22)	0.05
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.22)	(0.49)	(0.52)	(0.44)	(0.23)	(0.13)
Total distributions	(0.22)	(0.49)	(0.52)	(0.44)	(0.23)	(0.13)
Net asset value, end of year or period	$9.85	$9.88	$9.85	$9.74	$9.56	$10.01
Total return(c)	1.94%	5.39%	6.66%	6.64%	−2.24%	0.51%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$771,790	$775,887	$453,868	$428,899	$653,848	$1,492,542
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(d)	0.54%	0.55%	0.59%	0.59%	0.54%	0.53%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(d)	0.35%	0.35%	0.35%	0.35%	0.35%	0.31%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(d)	4.24%	4.63%	5.03%	4.27%	1.82%	0.82%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(d)	4.43%	4.83%	5.27%	4.51%	2.01%	1.04%
Portfolio turnover rate(c)	37%	76%	92%	46%	31%	92%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(b)	Less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

170

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
FINANCIAL HIGHLIGHTS(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year Ended January 31,
		2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$11.12	$11.08	$10.85	$10.58	$11.54	$11.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.37(b)	0.73(b)	0.72(b)	0.72	0.60	0.60
Net realized and unrealized gain (loss) on investments(c)	(0.17)	0.04	0.22	0.27	(0.95)	(0.18)
Total from investment operations	0.20	0.77	0.94	0.99	(0.35)	0.42
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.37)	(0.73)	(0.71)	(0.72)	(0.61)	(0.61)
Total distributions	(0.37)	(0.73)	(0.71)	(0.72)	(0.61)	(0.61)
Net asset value, end of year or period	$10.95	$11.12	$11.08	$10.85	$10.58	$11.54
Total return on net asset value(d)(e)	1.80%	7.14%	9.00%	9.77%	−2.89%	3.62%
Total return on market value(d)(f)	1.69%	7.30%	9.04%	N/A	N/A	N/A
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$124,374	$122,735	$115,669	$72,035	$59,694	$69,503
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(g)	0.55%	0.55%	0.58%	0.93%	0.98%	0.89%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(g)	0.55%	0.55%	0.55%	0.55%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(g)	6.74%	6.56%	6.55%	6.48%	5.30%	4.86%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(g)	6.74%	6.56%	6.58%	6.86%	5.64%	5.10%
Portfolio turnover rate(d)(h)	29%	58%	37%	20%	33%	38%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak High Yield Opportunities Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak High Yield Opportunities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak High Yield Opportunities Fund’s Institutional Shares inclusive of expense limitations. See Note 1.

(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

171

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
FINANCIAL HIGHLIGHTS(a)
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year or Period Ended January 31,
		2026	2025	2024	2023	2022(b)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$8.74	$8.51	$8.51	$8.71	$9.77	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.24(c)	0.46(c)	0.45(c)	0.38	0.24	0.09
Net realized and unrealized gain (loss) on investments(d)	(0.25)	0.24	(0.04)	(0.20)	(1.05)	(0.22)
Total from investment operations	(0.01)	0.70	0.41	0.18	(0.81)	(0.13)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.24)	(0.47)	(0.41)	(0.38)	(0.25)	(0.10)
Total distributions	(0.24)	(0.47)	(0.41)	(0.38)	(0.25)	(0.10)
Net asset value, end of year or period	$8.49	$8.74	$8.51	$8.51	$8.71	$9.77
Total return on net asset value(e)(f)	−0.15%	8.41%	4.98%	2.24%	−8.32%	−1.28%
Total return on market value(e)(g)	−0.23%	8.27%	5.17%	N/A	N/A	N/A
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$146,100	$168,604	$171,598	$30,919	$34,786	$39,133
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(h)	0.79%	0.79%	0.82%	1.10%	1.17%	0.97%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(h)	0.49%	0.49%	0.49%	0.44%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(h)	5.17%	4.99%	4.91%	3.87%	2.08%	1.06%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(h)	5.47%	5.29%	5.24%	4.53%	2.67%	1.44%
Portfolio turnover rate(e)(i)	46%	97%	113%	60%	53%	22%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak Total Return Bond Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak Total Return Bond Fund’s Institutional Shares inclusive of expense limitations. See Note 1.

(b)	Fund commenced operations on June 4, 2021.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(d)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(e)	Not annualized for periods less than one year.
(f)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(g)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

172

ANGEL OAK ULTRASHORT INCOME ETF
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year or Period Ended January 31,
		2026	2025	2024	2023(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$51.14	$51.06	$50.67	$50.58	$50.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	1.12	2.54	2.99	3.16	0.69
Net realized and unrealized gain (loss) on investments(c)	(0.16)	0.10	0.18	0.15	0.27
Total from investment operations	0.96	2.64	3.17	3.31	0.96
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1.14)	(2.56)	(2.78)	(3.19)	(0.38)
From net realized gain	—	—(d)	—(d)	(0.03)	—
Total distributions	(1.14)	(2.56)	(2.78)	(3.22)	(0.38)
ETF transaction fees per share(e)	—(d)	—(d)	—	—	—
Net asset value, end of year or period	$50.96	$51.14	$51.06	$50.67	$50.58
Total return on net asset value(f)(g)	1.89%	5.29%	6.43%	6.78%	1.92%
Total return on market value(f)(h)	1.90%	5.23%	6.49%	6.84%	1.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$1,570,702	$1,315,509	$733,492	$122,831	$46,534
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(i)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(i)	0.34%(j)	0.34%(j)	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(i)	4.22%	4.76%	5.59%	6.00%	4.80%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(i)	4.43%	4.97%	5.85%	6.26%	5.06%
Portfolio turnover rate(f)(k)	34%	87%	91%	75%	23%

(a)	Fund commenced operations on October 24, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Less than $0.005.
(e)	Calculated using average shares method.
(f)	Not annualized for periods less than one year.
(g)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(h)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(i)	Annualized for periods less than one year.
(j)
Effective February 1, 2025, the Board of Trustees approved an amendment to the contractual expense limitation with the Adviser to increase the Fund’s expense limit from 0.29% to 0.34% of the Fund’s average daily net assets through September 30, 2027.

(k)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

173

ANGEL OAK INCOME ETF
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Year or Period Ended January 31,
		2026	2025	2024	2023(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$20.90	$20.58	$20.52	$20.39	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.59	1.26	1.34	1.40	0.26
Net realized and unrealized gain (loss) on investments(c)	(0.34)	0.32	0.08	0.15	0.23
Total from investment operations	0.25	1.58	1.42	1.55	0.49
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.57)	(1.21)	(1.27)	(1.41)	(0.10)
From net realized gain	—	(0.05)	(0.09)	(0.01)	—
Total distributions	(0.57)	(1.26)	(1.36)	(1.42)	(0.10)
ETF transaction fees per share(d)	—(e)	—(e)	—	—	—
Net asset value, end of year or period	$20.58	$20.90	$20.58	$20.52	$20.39
Total return on net asset value(f)(g)	1.22%	7.87%	7.10%	7.95%	2.41%
Total return on market value(f)(h)	1.41%	7.62%	7.56%	7.61%	2.49%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$1,382,283	$827,919	$368,104	$105,865	$33,636
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(i)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(i)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(i)	5.53%	5.84%	6.27%	6.71%	5.44%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(i)	5.73%	6.04%	6.47%	6.91%	5.64%
Portfolio turnover rate(f)(j)	35%	85%	77%	43%	59%

(a)	Fund commenced operations on November 7, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Calculated using average shares method.
(e)	Less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(h)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(i)	Annualized for periods less than one year.
(j)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

174

ANGEL OAK TOTAL RETURN ETF
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Period Ended July 31, 2026 (Unaudited)	For the Period Ended January 31, 2026(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of period	$49.95	$50.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	1.23	0.77
Net realized and unrealized gain (loss) on investments(c)	(1.50)	(0.07)
Total from investment operations	(0.27)	0.70
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1.20)	(0.69)
From net realized gain	—	(0.06)
Total distributions	(1.20)	(0.75)
Net asset value, end of period	$48.48	$49.95
Total return on net asset value(d)(e)	−0.55%	1.41%
Total return on market value(d)(f)	−0.51%	1.45%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,845	$20,979
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(g)	0.59%	0.59%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(g)	0.44%	0.44%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/ recoupment(g)	4.86%	4.62%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/ recoupment(g)	5.01%	4.77%
Portfolio turnover rate(d)(h)	107%	78%

(a)	Fund commenced operations on October 6, 2025.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the period. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

175

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)
NOTE 1. ORGANIZATION
Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014, and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of seven series, Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”), Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), Angel Oak High Yield Opportunities ETF (performance successor to the Angel Oak High Yield Opportunities Fund) (the “High Yield Opportunities ETF” or “Acquiring High Yield ETF”), Angel Oak Mortgage-Backed Securities ETF (performance successor to the Angel Oak Total Return Bond Fund) (the “Mortgage-Backed Securities ETF” or “Acquiring MBS ETF”), Angel Oak UltraShort Income ETF (the “UltraShort Income ETF”), Angel Oak Income ETF (the “Income ETF”), and Angel Oak Total Return ETF (the “Total Return ETF”) (together, the “Funds”). Please see the table below for a summary of class specific information:

	Ticker	Investment Objective	Commencement of Operations	Maximum Front-End Sales Charge	Maximum Back-End Sales Charge	12b-1 Fees
Multi-Strategy Income Fund
Class A	ANGLX		06/28/2011	2.25%	N/A	0.25%
Class C	ANGCX	Current Income	08/04/2015	N/A	1.00%	1.00%
Institutional Class	ANGIX		08/16/2012	N/A	N/A	N/A
UltraShort Income Fund
Class A	AOUAX	Current Income, Minimize	04/30/2018	N/A	N/A	0.25%
Class A1	AOUNX	Price Volatility, and	07/22/2022	1.50%	0.50%	0.25%
Institutional Class	AOUIX	Maintain Liquidity	04/02/2018	N/A	N/A	N/A
High Yield Opportunities ETF
	AOHY	Current Income & Capital Appreciation	03/31/2009	N/A	N/A	N/A
Mortgage-Backed Securities ETF
	MBS	Total Return	06/04/2021	N/A	N/A	N/A
UltraShort Income ETF
	UYLD	Current Income, Minimize Price Volatility, and Maintain Liquidity	10/24/2022	N/A	N/A	N/A
Income ETF
	CARY	Current Income	11/07/2022	N/A	N/A	N/A
Total Return ETF
	TRBF	Total Return	10/06/2025	N/A	N/A	N/A

The Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, UltraShort Income ETF, and Income ETF are diversified series of the Trust. The Mortgage-Backed Securities ETF and Total Return ETF are non-diversified series of the Trust, which means that they can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund and the Angel Oak Total Return Bond Fund were reorganized into the Angel Oak High Yield Opportunities ETF and Angel Oak Mortgage-Backed Securities ETF, respectively (the “Reorganizations”). The Reorganizations did not result in a material change to the respective Funds’ investment portfolios or accounting policies.

176

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
The High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, Income ETF, and Total Return ETF (alone, an “ETF”, together, the “ETFs”) list and principally trade their shares on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) (“Exchange”). Shares of the ETFs trade on the Exchange at market prices that may be below, at, or above the ETFs’ net asset value (“NAV”). The ETFs will issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. The table below summarizes the number of shares typically issued or redeemed in each Creation Unit.

Shares
High Yield Opportunities ETF	25,000
Mortgage-Backed Securities ETF	25,000
UltraShort Income ETF	4,000
Income ETF	10,000
Total Return ETF	20,000

Creation Units will be issued and redeemed in exchange for a portfolio of securities and/or a designated amount of U.S. cash, all of which were in cash during the period. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of an ETF.
Shares of the ETFs may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed an Authorized Participant Agreement with Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption (i.e. creation or redemption) transaction fee of $300, payable by the Authorized Participant or Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Wholly-Owned Subsidiaries – As part of its investment strategy, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through its wholly-owned and controlled subsidiaries, Hyperion Loan Funding Trust (“Hyperion”) and Helios Loan Funding Trust (“Helios”), each a statutory trust organized under the laws of the state of Delaware and incorporated on August 2, 2018, and May 20, 2024, respectively. Hyperion acts as an investment vehicle in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. Helios acts as an investment vehicle in order to purchase residential home equity lines of credit (“HELOCs”), closed-end second lien mortgages, and construction loans. The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion and Helios will vary over time. Helios is reported as Home Equity Lines of Credit and Closed-End Second Lien Mortgages under Residential Whole Loans, and Construction Loans in the Multi-Strategy Income Fund’s Consolidated Schedule of Investments.
The consolidated financial statements of the Multi-Strategy Income Fund include the investment activity and financial statements of Hyperion and Helios. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its subsidiaries, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiaries. For that reason, references to the Multi-Strategy Income Fund may also encompass its subsidiaries.

177

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
At July 31, 2026, investments in Hyperion included whole loans valued at $4,637,653, which represented 0.20% of the total net assets of the Multi-Strategy Income Fund, and $3,626,662 in cash.
At July 31, 2026, investments in Helios included HELOCs, closed-end second lien mortgages, and construction loans valued at $57,831,406, $7,592,404, and $18,893,671, respectively, which represented 2.3%, 0.3%, and 0.8% of the Fund’s total net assets, respectively. Helios did not hold any cash at period end.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Codification Topic, Financial Services-Investment Companies.
Securities Valuation and Fair Value Measurements: The Funds record their investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), corporate obligations, home equity lines of credit (“HELOCs”), construction loans, whole loans, residential whole loans, and commercial real estate loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.
Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued

178

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.
Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker-dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

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The following is a summary of the investments by their inputs used to value each Fund’s net assets as of July 31, 2026:

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$958,648,432	$10,001	$958,658,433
Residential Mortgage-Backed Securities – U.S. Government Agency	—	419,952,802	—	419,952,802
Asset-Backed Securities	—	328,670,035	1,413,140	330,083,175
Corporate Obligations	—	308,462,699	—	308,462,699
Collateralized Loan Obligations	—	242,577,743	—	242,577,743
Commercial Mortgage-Backed Securities	—	93,582,661	—	93,582,661
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	81,340,684	—	81,340,684
Residential Whole Loans	—	67,045,048	—	67,045,048
Exchange Traded Funds	30,988,459	—	—	30,988,459
Commercial Real Estate	—	22,465,750	—	22,465,750
Construction Loans	—	18,893,671	—	18,893,671
Affiliated Exchange Traded Funds	13,340,046	—	—	13,340,046
Preferred Stocks	7,353,085	—	—	7,353,085
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	7,052,440	—	7,052,440
Commercial Real Estate Loans	—	3,016,415	—	3,016,415
Common Stocks	2,140,026	72,760	0	2,212,786
Short-Term Investments	25,480,318	—	—	25,480,318
Total	$79,301,934	$2,551,781,140	$1,423,141	$2,632,506,215
Other Financial Instruments
Liabilities
Futures Contracts*	$(377,534)	$—	$—	$(377,534)
Swaps*	—	(1,928,338)	—	(1,928,338)
Total	$(377,534)	$(1,928,338)	$—	$(2,305,872)

*
Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and the Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of July 31, 2026, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

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UltraShort Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$187,273,347	$—	$187,273,347
Asset-Backed Securities	—	175,545,497	—	175,545,497
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	171,211,967	—	171,211,967
Collateralized Loan Obligations	—	131,974,824	—	131,974,824
Residential Mortgage-Backed Securities	—	110,149,720	—	110,149,720
Commercial Mortgage-Backed Securities	—	16,825,234	—	16,825,234
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	4,392,191	—	4,392,191
Residential Mortgage-Backed Securities – U.S. Government Agency	—	300,191	—	300,191
Short-Term Investments	47,832,276	—	—	47,832,276
Total	$47,832,276	$797,672,971	$—	$845,505,247
Other Financial Instruments
Assets
Futures Contracts*	$439,406	$—	$—	$439,406

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.

High Yield Opportunities ETF
	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$109,934,913	$—	$109,934,913
Residential Mortgage-Backed Securities	—	5,090,014	—	5,090,014
Asset-Backed Securities	—	3,551,325	—	3,551,325
Exchange Traded Funds	767,194	—	—	767,194
Common Stock	—	291,100	0	291,100
Short-Term Investments	3,183,932	—	—	3,183,932
Total	$3,951,126	$118,867,352	$0	$122,818,478

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of July 31, 2026, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

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Mortgage-Backed Securities ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$103,654,041	$—	$103,654,041
Residential Mortgage-Backed Securities – U.S. Government Agency	—	58,634,471	—	58,634,471
Short-Term Investments	881,277	—	—	881,277
Total	$881,277	$162,288,512	$—	$163,169,789

See the Schedule of Investments for further disaggregation of investment categories.

UltraShort Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Commercial Mortgage-Backed Securities – U.S. Government Agency	$—	$383,242,179	$—	$383,242,179
Corporate Obligations	—	368,228,879	—	368,228,879
Asset-Backed Securities	—	335,551,447	—	335,551,447
Collateralized Loan Obligations	—	225,366,722	—	225,366,722
Residential Mortgage-Backed Securities	—	204,315,482	—	204,315,482
Commercial Mortgage-Backed Securities	—	14,555,447	—	14,555,447
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	9,834,852	—	9,834,852
Short-Term Investments	64,274,556	—	—	64,274,556
Total	$64,274,556	$1,541,095,008	$—	$1,605,369,564

See the Schedule of Investments for further disaggregation of investment categories.

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Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$336,732,271	$—	$336,732,271
Residential Mortgage-Backed Securities – U.S. Government Agency	—	256,226,280	—	256,226,280
Asset-Backed Securities	—	245,106,157	—	245,106,157
Corporate Obligations	—	209,499,749	—	209,499,749
Collateralized Loan Obligations	—	177,338,224	1,100,000	178,438,224
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	75,856,624	—	75,856,624
Commercial Mortgage-Backed Securities	—	42,595,251	207,160	42,802,411
Exchange Traded Funds	24,292,935	—	—	24,292,935
U.S. Treasury Note	—	18,141,016	—	18,141,016
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	1,567,094	—	1,567,094
Common Stock	—	109,160	0	109,160
Short-Term Investments	32,114,239	—	—	32,114,239
Total	$56,407,174	$1,363,062,666	$1,416,320	$1,420,886,160
Other Financial Instruments
Liabilities
Futures Contracts*	$(723,698)	$—	$—	$(723,698)
Swaps*	—	(645,202)	—	(645,202)
Total	$(723,698)	$(645,202)	$—	$(1,368,900)

*
Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts and Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of July 31, 2026, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

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Total Return ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities – U.S. Government Agency	$—	$16,485,213	$—	$16,485,213
Corporate Obligations	—	9,777,700	—	9,777,700
Residential Mortgage-Backed Securities	—	4,196,592	—	4,196,592
Asset-Backed Securities .	—	3,659,542	—	3,659,542
Collateralized Loan Obligations	—	999,963	—	999,963
Exchange Traded Funds	591,728	—	—	591,728
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	540,611	—	540,611
Short-Term Investments	2,164,434	—	—	2,164,434
Total	$2,756,162	$35,659,621	$—	$38,415,783
Other Financial Instruments
Liabilities
Futures Contracts*	$(47,296)	$—	$—	$(47,296)

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.
Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.
The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2026, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition – Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other ABS are recorded as components of interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified

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upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.
Expenses – Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.
Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds. For the latest tax year or period ended January 31, 2026, there were no reclassifications.
Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. Government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investments

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opportunities or to maintain liquidity. Included in Investments in unaffiliated securities at fair value on the Statements of Assets and Liabilities are investments in First American money market funds held at major financial institutions as follows:

Multi-Strategy Income Fund	$25,480,318
UltraShort Income Fund	$47,832,276
High Yield Opportunities ETF	$3,183,932
Mortgage-Backed Securities ETF	$881,277
UltraShort Income ETF	$64,274,556
Income ETF	$32,114,239
Total Return ETF	$2,164,434

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks – Prepayment risk is associated with MBS and ABS, including CLOs, and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these investments may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These investments may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans, including HELOCs, sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Funds focus their investments in particular types of MBS or ABS, including CLOs, and whole loans, the Funds may be more susceptible to risk factors affecting such types of investments.
Subordinated Debt of Banks and Diversified Financial Companies – The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
Investment Company Securities – The Funds may invest in the securities of other investment companies (including those that are part of the same group of investment companies as the Funds (“affiliated underlying funds”), including ETFs, closed-end funds and open-end (mutual) funds (also called underlying funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in unaffiliated investment companies, a Fund will incur higher expenses, many of which may be duplicative. The Adviser has contractually agreed to waive the amount of each Fund’s fees to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in affiliated underlying funds. Furthermore, because the Funds may invest in shares of ETFs and underlying funds, their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives as well as the allocation of each Fund’s assets among the ETFs and

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underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of, and risks associated with, the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. The Adviser may be subject to potential conflicts of interest in allocating a Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, a Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and a Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.
High Yield Securities – The Funds may invest in below investment grade securities. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.
Structured Products – The Funds may invest in certain structured products. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Funds invest. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in structured products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Common and Preferred Stocks – The Funds may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.
Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

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During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2026.
Swaps – The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. During the period, the Multi-Strategy Income Fund and Income ETF used centrally cleared credit default swaps to hedge credit spread risk on its portfolio. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.
A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Funds. The Funds are permitted to enter into a credit default swap as either the protection buyer or seller in the discretion of the Adviser. When buying protection under a credit default swap, the Fund is generally obligated to pay the protection seller an upfront or periodic stream of payments over the term of the contract until a credit event occurs, such as a default of the reference obligation. If no credit event occurs, the Fund may recover nothing if the swap is held through the termination date. However, if a credit event does occur, the Fund may receive the full notional value of the swap in exchange for the face amount of the obligations underlying the swap, the value of which may have significantly decreased. When selling protection under a credit default swap, the Fund receives an upfront or periodic stream of payments over the term of the contract provided that a credit event does not occur. However, as the seller of protection, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject a Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.
Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a Futures Commission Merchant and centrally cleared and exchange traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements. See Note 4 for information on swap activity during the period ended July 31, 2026.
To-Be-Announced Securities – The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling MBS. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBA trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Funds’ exposure to interest rate risk and could also expose the Funds to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter TBAs with counterparties for which the risk of default is determined to be remote.

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Second Lien Risk (Multi-Strategy Income Fund only) – Second lien loans, which may include certain HELOC loans and closed-end second lien mortgages, are generally subject to similar risks as those associated with investments in senior loans. However, the risks associated with second lien loans are higher than the risks of loans with first priority over the collateral because in the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund. Second lien loans also generally have greater price volatility than senior loans and may be less liquid. Second lien loans are generally of below investment grade quality, and therefore share the same risks as other below investment grade securities.
Commercial Real Estate Risk (Multi-Strategy Income Fund only) – Exposure to commercial real estate comes with a variety of risks, including declines in the value of (or income generated by) real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets, defaults by borrowers or tenants (particularly during an economic downturn), and changes in interest rates. Any of these situations may result in extended periods during which there is a significant decline in the revenues and net income (or no revenues or net income) generated by a property. If this occurred, it could adversely affect the Fund’s performance.
Commercial and Construction Loan Risk (Multi-Strategy Income Fund only) – In addition to interest rate, default and other risks of fixed income securities, investments in commercial loans secured by income-producing commercial real estate carry additional risks arising from dependence on the cash flow of the underlying property and potential concentrations in particular property types or geographies. In addition, investments in ground-up construction loans present heightened risks including the possibility that a project is not completed on time or within budget and that collateral under construction may generate little or no income to service the debt during the construction period.
Macroeconomic Risks – Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, natural or environmental disasters, economic sanctions, and tariffs may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.
NOTE 4. DERIVATIVE TRANSACTIONS
The value and effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of July 31, 2026, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	$(377,534)
Swaps	Credit	$(1,928,338)

*
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

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July 31, 2026 (Unaudited)(Continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the period ended July 31, 2026, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$1,756,792
Swaps	Credit	Net realized gain (loss) on swaps	$(148,563)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(377,534)
Swaps	Credit	Net change in unrealized appreciation/depreciation on swaps	$(1,042,705)

The average monthly notional value of long and short futures during the period ended July 31, 2026, was $27,736,743 and $(27,919,359), respectively. The average monthly notional value of long swap contracts during the period ended July 31, 2026, was $328,571,429.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2026, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	$439,406

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2026, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$396,607

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$67,991

The average monthly notional value of short futures contracts during the period ended July 31, 2026, was $(47,856,816).

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July 31, 2026 (Unaudited)(Continued)
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2026, for the Mortgage-Backed Securities ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(18,256)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(278)

The average monthly notional value of long and short futures contracts during the period ended July 31, 2026, was $2,866,221 and $(3,984,240), respectively.
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2026, for the UltraShort Income ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$409,609

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(44,896)

The average monthly notional value of short futures contracts during the period ended July 31, 2026, was $(20,387,475), respectively.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2026, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	$(723,698)
Swaps	Credit	$(645,202)

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts and Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

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NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2026, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(939,852)
Swaps	Credit	Net realized gain (loss) on swaps	$15,678

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(705,404)
Swaps	Credit	Net change in unrealized appreciation/depreciation on swaps	$(423,928)

The average monthly notional value of long futures contracts during the period ended July 31, 2026, was $77,291,410. The average monthly notional value of long swap contracts during the period ended July 31, 2026, was $107,142,857.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2026, for the Total Return ETF was as follows:

Derivatives	Type of Derivative Risk	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	$(47,296)

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2026, for the Total Return ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(62,611)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(44,858)

The average monthly notional value of long and short futures contracts during the period ended July 31, 2026, was $3,208,650 and $(186,737), respectively.
Balance Sheet Offsetting Information – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure

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NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2026, the Funds were not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2026.

Multi-Strategy Income Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in Consolidated Statement of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$(377,534)	$ —	$(377,534)**	$ —	$377,534	$ —
Swaps	$(1,928,338)	$—	$(1,928,338)***	$—	$1,928,338	$—

UltraShort Income Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities****	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$439,406	$ —	$439,406	$ —	$ —	$439,406

Income ETF
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$(723,698)	$ —	$(723,698)****	$ —	$723,698	$ —
Swaps	$(645,202)	$—	$(645,202)*****	$—	$645,202	$—

Total Return ETF
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities****	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$(47,296)	$ —	$(47,296)	$ —	$47,296	$ —

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
**
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts, which is included in Deposit at broker for futures on the Consolidated Statements of Assets and Liabilities.

***
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection, which is included in Depreciation on swaps on the Consolidated Statements of Assets and Liabilities.

****
Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts, which is included in Deposit at broker for futures on the Statements of Assets and Liabilities.

*****
Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Centrally Cleared Credit Default Swaps - Buy Protection, which is included in Depreciation on swaps on the Statements of Assets and Liabilities.

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NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
In some instances, the actual collateral received/pledged may be more than the amounts disclosed herein.
NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, the Funds are obligated to pay the Adviser a fee. These fees are included in the Investment advisory line item that is reflected in the Statements of Operations. This fee is computed and accrued daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows:

Multi-Strategy Income Fund	0.89%
UltraShort Income Fund	0.44%
High Yield Opportunities ETF	0.55%
Mortgage-Backed Securities ETF	0.79%
UltraShort Income ETF	0.55%
Income ETF	0.99%
Total Return ETF	0.59%

The Adviser is responsible for substantially all the expenses of the ETFs (including expenses of the Trust relating to the ETFs), except for the advisory fees, payments under the ETFs’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the ETFs, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the ETFs’ business.
The Adviser has entered into a subadvisory agreement with Brookfield Public Securities Group LLC (the “Subadviser”) pursuant to which the Subadviser is compensated out of the investment advisory fees that the Adviser receives from the Total Return ETF at a rate of 0.18% of the net assets of the portion of the Total Return ETF that is managed by the Subadviser. The Subadviser began managing a portion of Total Return ETF’s portfolio that is allocated to corporate debt in April of 2026.
The Adviser contractually agreed through September 30, 2027, to waive or limit its fees and to assume other expenses of the Funds, except the High Yield Opportunities ETF, so that the ratio of each Fund’s Total Annual Fund Operating Expenses to average net assets does not exceed the following:

Multi-Strategy Income Fund	0.99%
UltraShort Income Fund	0.35%
Mortgage-Backed Securities ETF	0.49%
UltraShort Income ETF	0.34%
Income ETF	0.79%
Total Return ETF	0.44%

These operating expense limitations do not apply to front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of a Fund, litigation and potential litigation expenses, expenses of shareholder proposals, contested elections, or non-routine shareholder meetings and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of a Fund’s business and may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.
The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the

194

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NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2026, the Adviser contractually waived the following expenses:

Multi-Strategy Income Fund	$36,024
UltraShort Income Fund	$759,281
Mortgage-Backed Securities ETF	$229,193
UltraShort Income ETF	$1,517,992
Income ETF	$1,100,841
Total Return ETF	$20,058

Additionally, during the period ended January 31, 2026, the UltraShort Income Fund, UltraShort Income ETF, and Income ETF, had $734,880, $75,524, and $34,220 of previously waived expenses expire, respectively. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statements of Operations.
The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2026, are included in the table below.

	Recoverable Expenses Subject to 36 Month Limit During The Period Ended 07/31/26	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/27	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/28	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/29	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/30
Multi-Strategy Income Fund	$36,024	$—	$—	$—	$36,024
UltraShort Income Fund	$3,805,945	$597,610	$1,081,030	$1,368,024	$759,281
Mortgage-Backed Securities ETF	$917,965	$—	$197,790	$490,982	$229,193
UltraShort Income ETF	$5,093,684	$133,788	$1,312,946	$2,128,958	$1,517,992
Income ETF	$2,798,784	$75,271	$482,130	$1,140,542	$1,100,841
Total Return ETF	$28,624	$—	$—	$8,566	$20,058

The Adviser has contractually agreed to waive the amount of each Fund’s fees to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in underlying funds for which the Adviser also serves as investment adviser (affiliated investments). This contractual waiver is not subject to recoupment by the Adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. During the period ended July 31, 2026, the Adviser waived $41,515 of the Multi-Strategy Income Fund’s management fees attributable to investments in underlying funds. In addition, the Adviser waived $36,024 pursuant to the Multi-Strategy Income Fund’s contractual expense limitation agreement, resulting in total fee waivers of $77,539 during the period.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Each of the Funds (except for the High Yield Opportunities ETF) has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares, Class A1 shares, Class C shares, and the ETFs, as applicable. The Distribution Plan provides that the Multi-Strategy Income Fund and the UltraShort Income Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class A1 shares, as applicable, and at an annual rate of up to 1.00% of the average daily net assets of Class C shares. The Distribution Plan for the ETFs has not been activated. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. These fees are included in the 12b-1 line items that are reflected in the Statements of Operations.

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NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. These fees are included in the Fund accounting, Transfer agent, Administration, and Custodian line items that are reflected in the Statements of Operations.
The Funds make reimbursement payments to the Adviser for the salary associated with the Chief Compliance Officer. The compliance fees expensed by the Funds during the period ended July 31, 2026, are included in the Compliance line item that is reflected in the Statements of Operations.
NOTE 6. INVESTMENT TRANSACTIONS
For the period ended July 31, 2026, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$708,080,378	$829,140,747
UltraShort Income Fund	$330,511,637	$286,675,395
High Yield Opportunities ETF	$34,022,407	$34,663,937
Mortgage-Backed Securities ETF	$70,353,189	$85,055,212
UltraShort Income ETF	$735,857,972	$465,719,212
Income ETF	$964,700,418	$381,204,130
Total Return ETF	$44,179,375	$28,195,882

For the period ended July 31, 2026, purchases and sales of long-term U.S. Government securities (included in the aggregate purchases and sales of investment securities displayed in the table above) were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$241,032,653	$196,875,361
UltraShort Income Fund	$48,538,359	$30,245,721
High Yield Opportunities ETF	$—	$—
Mortgage-Backed Securities ETF	$29,963,014	$51,219,869
UltraShort Income ETF	$109,914,113	$33,374,247
Income ETF	$325,571,143	$136,868,651
Total Return ETF	$17,075,858	$10,004,490

NOTE 7. TRANSACTIONS WITH AFFILIATES
The Funds’ ownership of shares of affiliates represents holdings for which the Funds and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Funds’ investment adviser.

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NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
The Multi-Strategy Income Fund had the following investments in affiliates during the period ended July 31, 2026:

Security Name	Value as of 01/31/26	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 07/31/26	Share/Par Balance	Dividend Income
High Yield Opportunities ETF	$9,810,275	—	$(3,209,966)	$(119,235)	$(12,044)	$6,469,030	590,240	$237,312
Mortgage-Backed Securities ETF	8,407,717	—	(6,194,079)	(22,562)	(140,172)	2,096,028	246,882	134,282
Total Return ETF	2,388,657	2,515,357	—	—	(129,026)	4,774,988	98,400	97,394
Geary	7,887,750	—	—	—	195,000	8,082,750	7,068,750	—
Leavenworth	3,648,000	—	—	—	370,500	4,018,500	2,945,000	—
Octavia	10,089,000	—	—	—	275,500	10,364,500	8,003,750	—
Total	$42,231,399	$2,515,357	$(9,404,045)	$(96,673)	$559,758	$35,805,796	18,953,022	$468,988

NOTE 8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2026, National Financial Services, LLC owned, as record shareholder, 43% of the outstanding shares of the UltraShort Income Fund. It is not known whether any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At July 31, 2026, no record shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund.
NOTE 9. FEDERAL TAX INFORMATION
The tax characterization of distributions paid for the latest tax year or period ended January 31, 2026, and January 31, 2025, were as follows:

	Multi-Strategy Income Fund		UltraShort Income Fund		High Yield Opportunities ETF
	2026	2025	2026	2025	2026	2025
Distributions paid from:
Ordinary Income	$152,792,910	$163,971,172	$33,242,426	$23,774,886	$7,969,058	$6,059,277
Net Long-Term Capital Gain .	—	—	—	—	—	—
Total	$152,792,910	$163,971,172	$33,242,426	$23,774,886	$7,969,058	$6,059,277

	Mortgage-Backed Securities ETF		UltraShort Income ETF		Income ETF
	2026	2025	2026	2025	2026	2025
Distributions paid from:
Ordinary Income	$8,685,546	$3,507,320	$51,273,878	$29,614,235	$35,547,174	$16,887,023
Net Long-Term Capital Gain	—	—	48,554	67,758	352,389	146,205
Total	$8,685,546	$3,507,320	$51,322,432	$29,681,993	$35,899,563	$17,033,228

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NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)

	Total Return ETF
	2026(a)	2025
Distributions paid from:
Ordinary Income	$286,947	N/A
Net Long-Term Capital Gain	—	N/A
Total	$286,947	N/A

(a)	Fund commenced operations October 6, 2025.
As of the latest tax year or period ended January 31, 2026, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	UltraShort Income Fund	High Yield Opportunities ETF	Mortgage- Backed Securities ETF	UltraShort Income ETF	Income ETF	Total Return ETF
Tax Cost of Investments	$2,930,176,133	$824,323,623	$123,228,116	$167,841,966	$1,358,743,045	$844,887,998	$21,322,934
Unrealized Appreciation*	40,491,368	2,378,089	2,080,650	2,805,995	4,286,931	10,016,759	38,815
Unrealized Depreciation*	(193,711,518)	(5,635,987)	(2,529,707)	(943,627)	(1,172,691)	(3,433,423)	(88,535)
Net Unrealized Appreciation (Depreciation)*	(153,220,150)	(3,257,898)	(449,057)	1,862,368	3,114,240	6,583,336	(49,720)
Undistributed Ordinary Income	3,418,964	1,159,051	596,129	686,378	4,843,676	3,309,997	83,031
Undistributed Long-Term Gain (Loss)	—	—	—	—	—	343,079	—
Accumulated Gain (Loss)	3,418,964	1,159,051	596,129	686,378	4,843,676	3,653,076	83,031
Other Accumulated Gain (Loss)	(1,752,074,687)	(50,889,966)	(5,414,559)	(3,772,114)	(4,627,372)	(2,712,464)	(73,133)
Distributable Earnings (Accumulated Deficit)	$(1,901,875,873)	$(52,988,813)	$(5,267,487)	$(1,223,368)	$3,330,544	$7,523,948	$(39,822)

*	Represents aggregated amounts of Funds’ investments, futures, and swaps.
The temporary differences between book basis and tax basis in the Funds are primarily attributable to wash sales, partnership adjustments, and amortization of callable bonds.
As of the latest tax year or period ended January 31, 2026, the Funds had available for federal tax purposes an unused capital loss carryforward, which is available for offset against future taxable net capital gains. To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforwards expire as follows:

	Multi-Strategy Income Fund	UltraShort Income Fund	High Yield Opportunities ETF	Mortgage- Backed Securities ETF	UltraShort Income ETF	Income ETF	Total Return ETF
No expiration short-term	$499,150,193	$29,631,880	$902,060	$—	$300,692	$ —	$ —
No expiration long-term	$1,249,304,620	$20,163,649	$3,956,610	$3,135,700	$—	$—	$—
Total	$1,748,454,813	$49,795,529	$4,858,670	$3,135,700	$300,692	$—	$—

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NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
For the latest tax year or period ended January 31, 2026, the Funds’ utilization of capital loss carryforward was as follows:

Multi-Strategy Income Fund	$—
UltraShort Income Fund	$—
High Yield Opportunities ETF	$—
Mortgage-Backed Securities ETF	$1,531,998
UltraShort Income ETF	$—
Income ETF	$—
Total Return ETF	$—

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the latest tax year or period ended January 31, 2026, the Funds did not defer any post-October losses.
NOTE 10. CREDIT AGREEMENTS
In August 2015, as amended July 26, 2023, the Multi-Strategy Income Fund entered into a $200 million secured, committed, margin facility (the “Facility”) with Société Générale, which expired in August 2024. The Facility was renewed on August 22, 2024, extending the expiration date to August 23, 2026, and was subsequently extended to August 21, 2028, pursuant to a renewal executed on August 21, 2026. The Facility can be terminated prior to this date by either party with 90 days’ notice. Under the Facility, interest is charged at a floating rate based on the SOFR rate plus 1.6% and is payable on the last day of each interest period, which was 5.26% as of July 31, 2026. For the period ended July 31, 2026, the average principal balance and interest rate was approximately $100,000,000 and 5.23%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the reporting period, the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.40% as of July 31, 2026. For the period ended July 31, 2026, these expenses and commitment fees, amounted to $2,830,722 and are included in the Interest expense line item that is reflected in the Consolidated Statement of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. For additional collateral information, see the Consolidated Schedule of Investments. As of July 31, 2026, the outstanding principal balance under the Facility was $100 million. The amount of the maximum loan outstanding during the period was $100 million from February 1, 2026, through July 31, 2026.
U.S. Bank, N.A. has made available to the Funds a $400 million unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on April 24, 2027, for the purposes of having cash available to satisfy redemption requests. Advances under the Agreement would be limited to the lesser of $400 million or 20% of the unencumbered assets of the UltraShort Income Fund, the Mortgage-Backed Securities ETF, the UltraShort Income ETF, and Income ETF; or 15% of the unencumbered assets of the High Yield Opportunities ETF and Total Return ETF; or 10% of the unencumbered assets of the Multi-Strategy Income Fund. Principal is due 45 days after the initial advance and at maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the lender’s prime rate, minus 1.00% which was 5.75% as of July 31, 2026. For the period ended July 31, 2026, the Funds’ activity under the credit facility was as follows:

	Average Loan Balance	Average Interest Rate	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
Multi-Strategy Income Fund	$5,700,000	5.75%	$5,700,000	March 25, 2026 – March 26, 2026
High Yield Opportunities ETF	$4,400,000	5.75%	$4,400,000	April 13, 2026
Income ETF	$9,233,333	5.75%	$13,840,000	March 25, 2026 – March 26, 2026

As of July 31, 2026, the Funds had no outstanding borrowings under this agreement.

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NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)(Continued)
NOTE 11. SEGMENT REPORTING
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the Principal Financial Officer, Chief Investment Officer, Head of Portfolio Management – Public Strategies, and the Risk Committee. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
NOTE 12. SUBSEQUENT EVENTS
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

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ANGEL OAK FUNDS TRUST
ADDITIONAL INFORMATION (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the latest tax year or period ended January 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the latest tax year or period ended January 31, 2026, the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, Income ETF, and Total Return ETF paid qualified dividend income of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the latest tax year or period ended January 31, 2026, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, Income ETF, and Total Return ETF that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the latest tax year or period ended January 31, 2026, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, Income ETF, and Total Return ETF that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 3.72%, and 7.54%, respectively.
For the latest tax year or period ended January 31, 2026, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, Income ETF, and Total Return ETF that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 93.46%, 87.34%, 96.26%, 90.43%, 83.59%, 80.18%, and 85.76%, respectively.
2. Distribution of Premiums and Discounts
Information regarding how often shares of the High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, Income ETF, and Total Return ETF trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at www.angeloakcapital.com.

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ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
In connection with the approval of the subadvisory agreement between the Adviser and the Subadviser, shareholders of the Total Return ETF, approved the subadvisory agreement by written consent in lieu of a shareholder meeting pursuant to the Trust’s By-Laws. The subadvisory agreement was approved and became effective upon the effectiveness of Total Return ETF's prospectus on April 18, 2026, based on the following results:

	For	Against	Abstain
To Approve Total Return ETF Subadvisory Agreement	329,972	0	2,471

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Each Trustee who is not an “interested person” as defined in the 1940 Act (i.e., an “Independent Trustee”) of the “Fund Complex” (which includes the Funds, as well as each series of Angel Oak Strategic Credit Fund, Angel Oak Financial Strategies Income Term Trust, and Angel Oak Credit Opportunities Term Trust, affiliated registrants not disclosed in this report) receives an annual retainer of $95,000 (pro-rated for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair receives additional annual compensation of $12,000 (prorated for any periods less than one year), and the Chair of the Board receives an additional $27,000. Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings and applicable industry conferences when in line with applicable expense policy. Each Fund’s allocated portion of the trustee compensation is included in the Trustee line item that is reflected in the Statements of Operations, which is paid by the Adviser for the ETFs due to the unitary fee structure. The Funds’ Statements of Additional Information includes additional information about the Trustees and is available upon request by calling toll-free (855) 751-4324.
Item 11. Statement Regarding the Basis for the Approval of the Investment Advisory Agreement
Not applicable.

202

(b)	Each Fund’s Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”). Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	October 5, 2026

By (Signature and Title)*	/s/ Nilesh Likhite
Nilesh Likhite, Treasurer (Principal Financial Officer)

Date	October 5, 2026

* Print the name and title of each signing officer under his or her signature.